UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 3rd Floor

Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Bradley D. Asness, Esq.

Principal & Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza, 3rd Floor

Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1.	Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Schedule of Investments	September 30, 2011 (Unaudited)

AQR GLOBAL EQUITY FUND

	12,162,636	12,162,636
COMMON STOCKS - 90.0%	SHARES	VALUE (Note 3)
Australia - 3.3%
Alumina Ltd.	37,995	$52,982
Ansell Ltd.	29,297	366,389
ASX Ltd.	2,722	79,063
Australia & New Zealand Banking Group Ltd.	34,840	646,672
Bendigo and Adelaide Bank Ltd.	15,175	122,917
BHP Billiton Ltd.	52,768	1,747,172
Brambles Ltd.	51,196	315,611
Caltex Australia Ltd.	43,016	443,348
CFS Retail Property Trust REIT	36,456	61,176
Challenger Ltd.	37,894	153,696
Commonwealth Bank of Australia	14,336	623,467
Computershare Ltd.	7,001	49,851
CSL Ltd.	9,106	258,513
CSR Ltd. (a)	78,718	175,347
Dexus Property Group REIT	74,910	59,045
Downer EDI Ltd. †	67,402	184,483
Flight Centre Ltd.	6,721	109,050
Fortescue Metals Group Ltd. (a)	19,404	81,051
Foster’s Group Ltd.	30,722	155,999
Goodman Group REIT	93,620	51,294
GPT Group - In Specie REIT (3)†(c)	96,388	—
GPT Group REIT	29,672	89,246
Iluka Resources Ltd.	21,448	251,041
Lend Lease Group	8,523	57,241
Mirvac Group REIT	51,825	56,977
Mount Gibson Iron Ltd.	73,752	93,065
National Australia Bank Ltd.	49,914	1,060,241
Newcrest Mining Ltd.	12,358	407,334
Nufarm Ltd. †	8,687	35,298
Origin Energy Ltd.	19,609	250,918
OZ Minerals Ltd.	5,222	46,522
Pacific Brands Ltd.	254,783	162,942
Paladin Energy Ltd. †	10,415	11,952
QR National Ltd.	27,325	82,630
Rio Tinto Ltd.	8,905	521,597
Santos Ltd.	393	4,253
Sonic Healthcare Ltd. (a)	19,915	217,676
SP AusNet	113,053	101,532
Spark Infrastructure Group 144A (b)	46,093	55,098
Stockland REIT	43,746	121,766
Suncorp Group Ltd.	14,556	110,824
TABCORP Holdings Ltd.	74,299	183,089
Tatts Group Ltd.	22,627	48,411
Telstra Corp. Ltd.	69,795	207,865
Wesfarmers Ltd.	16,257	492,526
Westfield Group REIT	35,184	260,914
Westfield Retail Trust REIT	46,500	108,218
Westpac Banking Corp.	28,131	544,764
Woodside Petroleum Ltd.	2,162	66,987
Woolworths Ltd.	32,414	774,583

		12,162,636

Belgium - 0.2%
Solvay SA	8,432	793,967

Canada - 4.7% (1)
AGF Management Ltd., Class B	5,818	84,169
Agrium, Inc.	1,800	119,811
AltaGas Ltd. (a)	7,700	198,985
ARC Resources Ltd.	4,700	101,185
Atco Ltd., Class I	3,349	197,859
	12,162,636	12,162,636
	SHARES	VALUE (Note 3)
Canada - 4.7% (continued)
Bank of Montreal	1,980	$110,857
Bank of Nova Scotia	2,999	150,880
Barrick Gold Corp.	15,105	707,898
BCE, Inc.	22,909	858,951
Bombardier, Inc., Class B	52,791	184,887
Bonavista Energy Corp.	1,300	29,228
Brookfield Asset Management, Inc., Class A	8,102	224,063
Brookfield Office Properties, Inc.	2,845	39,340
Canadian Imperial Bank of Commerce	10,500	735,271
Canadian National Railway Co.	5,900	394,290
Canadian Oil Sands Ltd.	7,934	154,379
Canadian Tire Corp. Ltd., Class A	4,500	244,775
Canadian Utilities Ltd., Class A	3,100	183,740
Celestica, Inc. †	14,211	103,202
Cenovus Energy, Inc.	15,500	477,321
CGI Group, Inc., Class A†	12,700	238,875
Enerplus Corp.	2,951	72,853
Ensign Energy Services, Inc.	24,900	326,725
Finning International, Inc.	33,000	603,063
Goldcorp, Inc.	16,188	742,587
Great-West Lifeco, Inc.	3,145	61,856
Groupe Aeroplan, Inc.	13,200	150,278
IAMGOLD Corp.	13,500	268,351
Imperial Oil Ltd. (a)	13,400	481,321
Industrial Alliance Insurance & Financial Services, Inc.	6,000	177,269
Inmet Mining Corp.	9,580	405,909
Intact Financial Corp.	4,800	263,521
Ivanhoe Mines Ltd. †	4,885	67,362
Laurentian Bank of Canada	4,937	211,020
Magna International, Inc.	17,734	586,395
Manulife Financial Corp.	45,600	519,576
Methanex Corp.	8,000	166,657
National Bank of Canada	5,514	367,758
Nexen, Inc.	18,900	293,988
Niko Resources Ltd.	700	28,838
Onex Corp.	9,300	289,854
Pacific Rubiales Energy Corp.	4,000	84,741
Penn West Petroleum Ltd.	7,500	111,294
Petrobank Energy & Resources Ltd. †	1,600	9,696
Potash Corp of Saskatchewan, Inc.	5,400	234,469
Power Corp. of Canada	4,746	104,032
Precision Drilling Corp. †	46,700	389,055
RioCan Real Estate Investment Trust REIT	2,100	52,104
Rogers Communications, Inc., Class B	7,700	263,574
Royal Bank of Canada	7,324	335,902
Russel Metals, Inc. (a)	21,400	425,386
Sherritt International Corp.	40,100	166,844
Silver Wheaton Corp.	5,300	156,486
Sun Life Financial, Inc.	8,600	205,418
Suncor Energy, Inc.	35,382	903,543
Talisman Energy, Inc.	7,766	95,454
Teck Resources Ltd., Class B	14,593	430,590
TELUS Corp., Class A	2,307	107,546
TMX Group, Inc.	1,200	46,882
Toronto-Dominion Bank/The	4,512	321,166

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 3)
Canada - 4.7% (continued)
Trican Well Service Ltd.	9,600	$136,135
Valeant Pharmaceuticals International, Inc.	4,574	170,494
Vermilion Energy, Inc.	3,600	151,297
Yamana Gold, Inc.	43,100	591,448
Yellow Media, Inc. (a)	8,100	1,198

		17,119,901

Denmark - 0.6%
Carlsberg A/S, Class B	3,798	225,067
Danske Bank A/S †	26,715	373,641
DSV A/S	6,431	115,709
Novo Nordisk A/S, Class B	16,084	1,604,125

		2,318,542

Finland - 0.3%
Metso OYJ	12,153	355,728
UPM-Kymmene OYJ	33,919	383,184
Wartsila OYJ	17,030	404,092

		1,143,004

France - 3.6%
Arkema SA	10,948	633,987
BNP Paribas SA	24,674	972,714
Bouygues SA (a)	4,316	142,779
Christian Dior SA	5,026	562,721
Cie Generale de Geophysique - Veritas †	33,400	588,292
Compagnie de St-Gobain	21,523	821,131
European Aeronautic Defence and Space Co NV	19,724	554,420
Faurecia	13,077	278,547
Hermes International	2,290	685,694
Klepierre REIT	1,740	48,775
Legrand SA	15,126	471,544
L’Oreal SA	5,685	554,587
LVMH Moet Hennessy Louis Vuitton SA	3,924	517,970
Safran SA	12,320	376,880
Sanofi	6,600	434,127
Schneider Electric SA	5,872	314,243
Societe BIC SA	7,938	675,865
Societe Generale SA	16,650	435,860
Societe Television Francaise 1	712	8,852
Total SA	52,926	2,335,065
Unibail-Rodamco SE REIT	1,690	301,558
Valeo SA	22,153	931,209
Vivendi SA	19,573	398,505

		13,045,325

Germany - 3.0%
Adidas AG	7,561	460,132
Allianz SE	3,025	283,531
Aurubis AG	10,338	522,685
BASF SE	21,192	1,291,980
Bayer AG	26,363	1,454,812
Bayerische Motoren Werke AG	4,297	283,865
Bilfinger Berger SE	5,899	444,592
Daimler AG	12,534	557,443
Deutsche Boerse AG (a)	2,471	124,579
Deutsche Lufthansa AG	15,582	202,009
Deutsche Telekom AG	44,861	526,572
Fresenius SE & Co. KGaA	1,761	156,530
Hannover Rueckversicherung AG	1,574	71,163

	SHARES	VALUE (Note 3)
Germany - 3.0% (continued)
Infineon Technologies AG	23,549	$173,759
K+S AG	14,540	761,156
Kloeckner & Co. SE	25,073	308,686
MAN SE	1,730	218,473
Merck KGaA	3,860	316,167
SAP AG	10,222	520,119
Siemens AG	19,471	1,751,814
Software AG	6,525	204,331
Suedzucker AG	15,557	441,993

		11,076,391

Hong Kong - 1.1%
AIA Group Ltd.	134,800	381,746
ASM Pacific Technology Ltd.	2,982	29,108
Cheung Kong Holdings Ltd.	26,201	284,035
Cheung Kong Infrastructure Holdings Ltd.	5,749	33,493
Chinese Estates Holdings Ltd.	25,500	42,206
CLP Holdings Ltd.	24,511	220,825
Esprit Holdings Ltd.	121,700	147,390
Foxconn International Holdings Ltd. †	32,101	16,583
Hang Lung Group Ltd.	11,791	60,079
Hang Seng Bank Ltd. (a)	18,457	216,218
Hong Kong & China Gas Co. Ltd.	74,000	166,567
Hong Kong Exchanges and Clearing Ltd.	16,169	234,545
Hopewell Holdings Ltd.	34,195	98,114
Hutchison Whampoa Ltd.	53,489	395,842
Hysan Development Co., Ltd.	53,823	163,063
Li & Fung Ltd.	19,468	32,484
Lifestyle International Holdings Ltd.	9,000	22,833
Link REIT/The REIT (a)	34,329	108,459
Mongolia Energy Corp. Ltd. †	48,885	3,150
New World Development Ltd.	40,173	38,413
NWS Holdings Ltd.	19,500	25,801
PCCW Ltd.	65,406	24,326
Power Assets Holdings Ltd.	35,500	271,607
Sands China Ltd. †	41,200	96,395
SJM Holdings Ltd.	25,000	44,165
Sun Hung Kai Properties Ltd.	19,022	218,221
Swire Pacific Ltd., Class A	11,818	121,429
Television Broadcasts Ltd.	24,442	133,329
Wharf Holdings Ltd.	30,604	150,990
Wheelock & Co., Ltd.	60,844	180,020
Wynn Macau Ltd.	25,600	60,539
Yue Yuen Industrial Holdings Ltd.	123	318

		4,022,293

Ireland - 0.1%
Accenture PLC, Class A (1)	7,574	398,998

Italy - 0.9%
Enel SpA	94,899	418,904
ENI SpA	84,139	1,480,235
Fiat SpA	98,572	532,196
Intesa Sanpaolo SpA †	384,367	602,781
Telecom Italia SpA	84,774	92,108

		3,126,224

Japan - 9.0%
Aeon Co., Ltd.	17,300	234,011
Aeon Mall Co., Ltd.	900	20,558
Aisin Seiki Co., Ltd.	11,600	386,227
Ajinomoto Co., Inc.	9,000	106,316

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 3)
Japan - 9.0% (continued)
Asahi Glass Co., Ltd.	3,236	$31,594
Asahi Kasei Corp.	78,000	467,465
Brother Industries Ltd.	39,300	461,723
Canon, Inc.	19,145	869,299
Central Japan Railway Co.	42	366,526
Chubu Electric Power Co., Inc.	1,554	29,105
Cosmo Oil Co., Ltd.	42,000	103,954
Credit Saison Co., Ltd.	19,175	369,710
Daicel Chemical Industries Ltd.	60,000	341,581
Daido Steel Co., Ltd.	65,000	388,751
Daihatsu Motor Co., Ltd.	27,000	489,918
Dai-ichi Life Insurance Co., Ltd./The	129	133,342
Daiichi Sankyo Co., Ltd.	8,400	175,111
Daito Trust Construction Co., Ltd.	1,586	145,403
Daiwa House Industry Co., Ltd.	8,151	104,368
Dena Co., Ltd.	4,100	171,755
DIC Corp.	495	899
East Japan Railway Co.	512	31,041
Ebara Corp.	70,000	276,957
FANUC Corp.	2,600	358,139
Fuji Heavy Industries Ltd.	47,733	280,265
Fuji Media Holdings, Inc.	163	234,348
FUJIFILM Holdings Corp.	44	1,023
Fujitsu Ltd.	36,115	170,313
Fukuoka Financial Group, Inc.	23,000	96,236
Hakuhodo DY Holdings, Inc.	5,460	316,751
Hino Motors Ltd. (a)	66,975	398,485
Hitachi High-Technologies Corp.	10,758	215,881
Hitachi Ltd.	67,000	332,592
Hokuhoku Financial Group, Inc.	146,000	319,003
Honda Motor Co., Ltd.	18,097	530,149
Hoya Corp.	6	139
Idemitsu Kosan Co., Ltd.	1,000	89,582
IHI Corp.	193,000	425,493
Inpex Corp.	88	540,416
Isuzu Motors Ltd.	104,000	446,799
ITOCHU Corp.	64,888	620,059
Japan Petroleum Exploration Co.	1,600	58,160
Japan Real Estate Investment Corp. REIT	7	68,436
Japan Retail Fund Investment Corp. REIT	18	28,941
Japan Tobacco, Inc.	71	332,107
JGC Corp.	11,000	268,997
JSR Corp.	16,300	280,453
JTEKT Corp.	30,288	362,427
JX Holdings, Inc.	35,614	199,890
Kaneka Corp.	354	2,003
Kansai Electric Power Co., Inc./The	4,600	79,494
KDDI Corp.	99	681,552
Keisei Electric Railway Co., Ltd.	461	3,126
Keyence Corp.	700	191,558
Kinden Corp.	22,284	192,672
Kobe Steel Ltd.	183,759	306,736
Koito Manufacturing Co., Ltd.	7,000	110,741
Kubota Corp.	343	2,797
Kuraray Co., Ltd.	32,800	447,330
Makita Corp.	46	1,637
Marubeni Corp.	45,000	251,278
Miraca Holdings, Inc.	6,128	269,349
Mitsubishi Chemical Holdings Corp.	83,500	566,279
Mitsubishi Corp.	14,336	291,876

	SHARES	VALUE (Note 3)
Japan - 9.0% (continued)
Mitsubishi Electric Corp.	71,000	$628,908
Mitsubishi Estate Co., Ltd.	18,764	304,364
Mitsubishi Heavy Industries, Ltd.	7,000	29,523
Mitsubishi UFJ Financial Group, Inc.	129,249	593,208
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,658	185,945
Mitsui & Co., Ltd.	50,889	737,141
Mitsui Fudosan Co., Ltd.	17,598	277,999
Mitsumi Electric Co., Ltd.	40	267
Mizuho Financial Group, Inc.	174,641	255,742
NHK Spring Co., Ltd.	52,000	459,462
Nikon Corp. (a)	10,000	235,890
Nintendo Co., Ltd.	1,500	220,407
Nippon Building Fund, Inc. REIT	8	82,818
Nippon Electric Glass Co., Ltd.	35,000	318,045
Nippon Kayaku Co., Ltd.	8,546	88,142
Nippon Meat Packers, Inc.	97	1,261
Nippon Shokubai Co., Ltd.	10,000	123,935
Nippon Telegraph & Telephone Corp.	7,948	380,774
Nishi-Nippon City Bank Ltd./The	125,363	385,260
Nissan Motor Co., Ltd.	9,800	86,711
Nitto Denko Corp.	10,394	409,073
NSK Ltd.	40,000	293,959
NTN Corp.	71,000	332,972
NTT DoCoMo, Inc.	346	630,429
OJI Paper Co., Ltd.	682	3,741
Omron Corp.	4,731	92,910
ORIX Corp.	1,599	125,501
Osaka Gas Co., Ltd.	129,446	537,799
Otsuka Corp.	1,300	89,610
Pacific Metals Co., Ltd.	44,720	256,551
Rengo Co., Ltd.	884	6,767
Sankyo Co., Ltd.	6,300	340,894
Sapporo Hokuyo Holdings, Inc.	14,068	49,852
SBI Holdings, Inc.	261	22,552
Sega Sammy Holdings, Inc.	18,900	440,952
Seino Holdings Corp.	42,100	342,346
Sekisui Chemical Co., Ltd.	52,000	437,182
Sekisui House Ltd.	9,000	84,333
Seven & I Holdings Co., Ltd.	27,930	782,881
Showa Shell Sekiyu KK	36,700	261,427
Softbank Corp.	14,500	424,271
Sojitz Corp.	47,016	85,894
Sony Corp.	17	325
Sumitomo Heavy Industries Ltd.	5,000	25,569
Sumitomo Metal Industries Ltd.	36,493	75,638
Sumitomo Mitsui Financial Group, Inc.	12,449	350,758
Sumitomo Realty & Development Co., Ltd.	5,624	108,110
Taisei Corp.	14,000	38,542
Takeda Pharmaceutical Co., Ltd.	12,169	577,154
THK Co., Ltd.	23,000	382,738
Tohoku Electric Power Co., Inc.	6,900	95,596
Tokai Rika Co., Ltd.	9,565	172,260
Tokyo Electric Power Co., Inc./The †	26,870	81,232
Tokyo Electron Ltd.	8,200	371,950
Tokyu Land Corp.	5,000	17,971
TonenGeneral Sekiyu KK	44,000	505,580
Toshiba Corp.	21,000	85,668
Toyota Auto Body Co., Ltd.	6,465	100,478
Toyota Motor Corp.	31,672	1,085,690

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 3)
Japan - 9.0% (continued)
Toyota Tsusho Corp.	5,700	$97,519
Ube Industries Ltd.	154,000	511,780
USS Co., Ltd.	35	2,976
Yamada Denki Co., Ltd.	7,530	523,706
Yamaguchi Financial Group, Inc.	5,000	50,533
Yamaha Motor Co., Ltd. †	10,200	134,662
Yamatake Corp.	3,700	79,195

		33,002,454

Netherlands - 1.3%
ASML Holding NV	49,778	1,721,246
Corio NV REIT	1,027	47,321
Delta Lloyd NV	11,563	182,474
ING Groep NV CVA †	79,880	563,462
Koninklijke Ahold NV	68,517	805,772
Koninklijke DSM NV	2,550	110,870
Koninklijke KPN NV	27,946	368,078
Unilever NV CVA	24,960	790,068

		4,589,291

Singapore - 0.6%
Ascendas Real Estate Investment Trust REIT	22,478	34,662
CapitaLand Ltd.	77,000	143,667
CapitaMall Trust REIT	34,494	47,835
DBS Group Holdings Ltd.	32,054	287,430
Genting Singapore PLC †	135,000	156,754
Golden Agri-Resources Ltd.	244,000	112,915
Jardine Cycle & Carriage Ltd.	6,291	199,902
Keppel Corp. Ltd.	23,000	134,878
Oversea-Chinese Banking Corp. Ltd.	35,422	218,313
SembCorp Industries Ltd.	11,777	30,397
SembCorp Marine Ltd. (a)	26,000	63,662
Singapore Airlines Ltd.	20,000	173,159
Singapore Exchange Ltd.	10,967	55,126
Singapore Technologies Engineering Ltd.	25,103	53,437
Singapore Telecommunications Ltd.	129,635	312,489
StarHub Ltd.	7,476	16,250
United Overseas Bank Ltd.	17,201	221,184
UOL Group Ltd.	10,340	32,588
Yangzijiang Shipbuilding Holdings Ltd.	24,404	16,298

		2,310,946

Spain - 1.3%
Amadeus IT Holding SA, Class A	8,353	133,454
Banco Bilbao Vizcaya Argentaria SA	23,170	191,840
Banco Santander SA	190,580	1,558,162
Endesa SA	14,781	342,183
Inditex SA	9,301	793,982
Repsol YPF SA	28,033	740,037
Telefonica SA	45,850	878,706

		4,638,364

Sweden - 1.2%
Boliden AB	29,363	301,948
Investor AB B Shares	9,034	158,976
Lundin Petroleum AB †	63,203	1,068,506
Nordea Bank AB	30,297	245,197
Sandvik AB	9,240	106,475
Skandinaviska Enskilda Banken AB, Class A	124,400	668,728
Swedish Match AB	23,242	767,016

	SHARES	VALUE (Note 3)
Sweden - 1.2% (continued)
Telefonaktiebolaget LM Ericsson, B Shares	90,528	$869,251
TeliaSonera AB	34,247	225,791

		4,411,888

Switzerland - 3.6%
ABB Ltd. †	32,755	560,303
Cie Financiere Richemont SA, Class A	24,292	1,082,096
Nestle SA	80,594	4,436,918
Novartis AG	37,718	2,106,991
Panalpina Welttransport Holding AG †	2,228	189,614
Roche Holding AG	15,078	2,435,280
Sulzer AG	1,351	138,836
Swiss Life Holding AG †	4,868	533,870
Syngenta AG †	2,886	749,979
Synthes, Inc. (United States) 144A (b)	1,002	162,158
Transocean Ltd.	6,407	308,910
UBS AG †	27,235	311,529

		13,016,484

United Kingdom - 8.9%
AMEC PLC	8,123	102,495
Anglo American PLC	25,169	866,091
AstraZeneca PLC	42,928	1,905,122
Autonomy Corp. PLC †	3,560	140,851
Aviva PLC	180,480	848,775
BAE Systems plc	39,696	163,951
Barclays PLC	67,012	164,337
Berkeley Group Holdings PLC †	9,166	168,795
BHP Billiton PLC	35,178	939,743
BP PLC	305,475	1,831,530
British American Tobacco PLC	27,563	1,163,856
British Land Co. PLC REIT	13,261	97,679
British Sky Broadcasting Group PLC	50,589	521,024
BT Group PLC	288,369	772,922
Burberry Group PLC	5,175	93,974
Cairn Energy PLC †	23,881	103,573
Capital Shopping Centres Group PLC REIT	6,502	32,970
Cookson Group PLC	20,497	136,740
Eurasian Natural Resources Corp PLC	12,647	112,087
Experian PLC	72,273	811,312
GKN PLC	46,670	126,720
GlaxoSmithKline PLC	58,785	1,213,033
Glencore International PLC	14,355	90,190
Hammerson PLC REIT	10,329	60,471
HSBC Holdings PLC	185,608	1,421,627
IMI PLC	15,039	165,074
Imperial Tobacco Group PLC	23,724	800,628
Inchcape PLC	30,246	130,641
Intermediate Capital Group PLC	105,092	349,446
ITV PLC †	138,770	126,924
Kesa Electricals PLC	242,050	314,465
Ladbrokes PLC	174,193	321,990
Land Securities Group PLC REIT	12,541	124,640
Legal & General Group PLC	249,387	372,465
Lloyds Banking Group PLC †	847,022	454,728
Misys PLC †	15,742	52,509
Mondi PLC	98,969	723,311
National Grid PLC	41,526	411,606
Pearson PLC	20,882	368,340

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 3)
United Kingdom - 8.9% (continued)
Persimmon PLC	99,972	$703,463
Prudential PLC	13,299	114,212
Randgold Resources Ltd.	1,514	147,064
Reed Elsevier PLC	20,306	155,463
Resolution Ltd.	24,269	92,996
Rio Tinto PLC	23,550	1,044,399
Royal Bank of Scotland Group PLC †	1,744,703	624,164
Royal Dutch Shell PLC A Shares	56,073	1,732,488
Royal Dutch Shell PLC B Shares	69,242	2,154,446
Segro PLC REIT	13,080	44,619
Shire PLC	2,839	88,533
SSE PLC	18,098	363,175
Tate & Lyle PLC	89,907	871,782
Tesco PLC	208,210	1,219,606
Tullow Oil PLC	14,217	287,526
Vodafone Group PLC	977,574	2,519,483
William Hill PLC	120,008	420,936
WM Morrison Supermarkets PLC	23,454	105,748
Wolseley PLC	21,010	521,298
WPP PLC	32,701	302,893
Xstrata PLC	24,127	304,668

		32,425,597

United States - 46.3%
3M Co. (1)	6,600	473,814
Abbott Laboratories (1)	42,484	2,172,632
ACE Ltd. (1)	16,496	999,658
Aflac, Inc. (1)	2,400	83,880
Alcoa, Inc. (1)	30,000	287,100
Allstate Corp./The (1)	10,000	236,900
Altria Group, Inc. (1)	56,596	1,517,339
Ameren Corp. (1)	13,100	389,987
American Eagle Outfitters, Inc. (1)	56,300	659,836
American Electric Power Co., Inc. (1)	9,100	345,982
American Financial Group, Inc. (1)	33,825	1,050,943
Ameriprise Financial, Inc. (1)	27,100	1,066,656
AmerisourceBergen Corp. (1)	17,300	644,771
Amgen, Inc. (1)	38,249	2,101,783
Annaly Capital Management, Inc. REIT (1)	14,918	248,086
Apollo Group, Inc., Class A (1)†	14,200	562,462
Apple, Inc. (1)†	11,828	4,508,597
Applied Materials, Inc. (1)	29,300	303,255
Archer-Daniels-Midland Co. (1)	8,433	209,223
Assurant, Inc. (1)	34,700	1,242,260
AT&T, Inc. (1)	152,997	4,363,474
AvalonBay Communities, Inc. REIT (1)	1,311	149,520
Baker Hughes, Inc. (1)	3,100	143,096
Bank of America Corp. (1)	68,138	417,005
Becton Dickinson and Co. (1)	4,786	350,910
Bed Bath & Beyond, Inc. (1)†	4,300	246,433
Berkshire Hathaway, Inc., Class B (1)†	13,150	934,176
Best Buy Co., Inc. (1)	32,400	754,920
Big Lots, Inc. (1)†	7,500	261,225
Biogen Idec, Inc. (1)†	5,300	493,695
BlackRock, Inc. (1)	2,000	296,020
Boston Properties, Inc. REIT (1)	1,463	130,353
Bristol-Myers Squibb Co. (1)	23,832	747,848
Capella Education Co. (1)†	7,400	210,012
Cardinal Health, Inc. (1)	15,700	657,516
Career Education Corp. (1)†	34,259	447,080

	SHARES	VALUE (Note 3)
United States - 46.3% (continued)
Caterpillar, Inc. (1)	5,000	$369,200
CBS Corp., Class B (1)	16,700	340,346
CF Industries Holdings, Inc. (1)	4,500	555,255
Chemed Corp. (1)	4,780	262,709
Chevron Corp. (1)	45,800	4,237,416
Chubb Corp. (1)	6,649	398,873
Cimarex Energy Co. (1)	3,200	178,240
Cisco Systems, Inc. (1)	108,489	1,680,495
Citigroup, Inc. (1)	58,419	1,496,695
Coca-Cola Co./The (1)	32,880	2,221,373
Colgate-Palmolive Co. (1)	1,828	162,107
Comerica, Inc. (1)	27,100	622,487
Commercial Metals Co. (1)	19,900	189,249
Computer Sciences Corp. (1)	11,831	317,662
ConAgra Foods, Inc. (1)	46,074	1,115,912
ConocoPhillips (1)	35,175	2,227,281
Convergys Corp. (1)†	12,000	112,560
Con-way, Inc. (1)	17,700	391,701
Corning, Inc. (1)	10,400	128,544
Covance, Inc. (1)†	9,600	436,320
CSX Corp. (1)	19,594	365,820
CVS Caremark Corp. (1)	29,700	997,326
Dell, Inc. (1)†	67,000	948,050
Devon Energy Corp. (1)	8,390	465,142
Diamond Offshore Drilling, Inc. (1)	3,200	175,168
DIRECTV, Class A (1)†	13,869	585,965
Discover Financial Services (1)	69,000	1,582,860
DISH Network Corp., Class A (1)†	21,374	535,632
Dr Pepper Snapple Group, Inc. (1)	26,432	1,025,033
DTE Energy Co. (1)	17,400	852,948
Eastman Chemical Co. (1)	6,600	452,298
Edison International (1)	12,156	464,967
Eli Lilly & Co. (1)	13,000	480,610
Entergy Corp. (1)	13,700	908,173
Equity Residential REIT (1)	4,548	235,905
Exelon Corp. (1)	9,800	417,578
Exxon Mobil Corp. (1)	92,789	6,739,265
FedEx Corp. (1)	6,100	412,848
Fifth Third Bancorp (1)	21,700	219,170
Fluor Corp. (1)	4,600	214,130
Foot Locker, Inc. (1)	16,900	339,521
Ford Motor Co. (1)†	47,100	455,457
Forest Laboratories, Inc. (1)†	7,786	239,731
Freeport-McMoRan Copper & Gold, Inc. (1)	50,000	1,522,500
Gap, Inc./The (1)	35,219	571,957
General Dynamics Corp. (1)	12,938	736,043
General Electric Co. (1)	178,802	2,724,942
Goldman Sachs Group, Inc./The (1)	1,205	113,933
Google, Inc., Class A (1)†	2,302	1,184,103
Guess?, Inc. (1)	20,800	592,592
Harman International Industries, Inc. (1)	24,700	705,926
Hartford Financial Services Group, Inc. (1)	51,200	826,368
HCP, Inc. REIT (1)	5,972	209,378
Health Care REIT, Inc. REIT (1)	2,485	116,298
Health Net, Inc. (1)†	20,100	476,571
Helix Energy Solutions Group, Inc. (1)†	29,900	391,690
Hess Corp. (1)	3,200	167,872
Hewlett-Packard Co. (1)	21,352	479,352

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 3)
United States - 46.3% (continued)
Hill-Rom Holdings, Inc. (1)	19,400	$582,388
Home Depot, Inc. (1)	18,206	598,431
Honeywell International, Inc. (1)	9,802	430,406
Host Hotels & Resorts, Inc. REIT (1)	9,300	101,742
Humana, Inc. (1)	17,000	1,236,410
Huntington Bancshares, Inc. (1)	41,800	200,640
Ingersoll-Rand PLC (1)	5,600	157,304
Intel Corp. (1)	87,867	1,874,203
International Business Machines Corp. (1)	17,023	2,979,536
International Paper Co. (1)	13,200	306,900
ITT Corp. (1)	3,800	159,600
ITT Educational Services, Inc. (1)†	10,500	604,590
Johnson & Johnson (1)	68,896	4,389,364
Jones Lang LaSalle, Inc. (1)	6,800	352,308
JPMorgan Chase & Co. (1)	75,173	2,264,211
KBR, Inc. (1)	10,900	257,567
KeyCorp (1)	199,700	1,184,221
Kimberly-Clark Corp. (1)	25,563	1,815,229
Kimco Realty Corp. REIT (1)	6,500	97,695
Kohl’s Corp. (1)	10,200	500,820
Kraft Foods, Inc., Class A (1)	5,321	178,679
L-3 Communications Holdings, Inc. (1)	21,653	1,341,836
Lam Research Corp. (1)†	5,200	197,496
Lexmark International, Inc., Class A (1)†	18,400	497,352
Lincoln National Corp. (1)	9,700	151,611
Lockheed Martin Corp. (1)	15,743	1,143,571
Loews Corp. (1)	14,300	494,065
Lorillard, Inc. (1)	1,000	110,700
Lowe’s Cos., Inc. (1)	44,200	854,828
Ltd. Brands, Inc. (1)	9,661	372,045
Macerich Co./The REIT (1)	2,100	89,523
Macy’s, Inc. (1)	32,600	858,032
Marathon Oil Corp. (1)	48,229	1,040,782
McDermott International, Inc. (1)†	32,200	346,472
McDonald’s Corp. (1)	20,525	1,802,505
McKesson Corp. (1)	2,700	196,290
Medco Health Solutions, Inc. (1)†	11,921	558,976
Medtronic, Inc. (1)	6,082	202,166
Merck & Co., Inc. (1)	75,219	2,460,413
MGM Resorts International (1)†	17,400	161,646
Microsoft Corp. (1)	163,550	4,070,759
Monsanto Co. (1)	2,600	156,104
Morgan Stanley (1)	12,700	171,450
Motorola Solutions, Inc. (1)	24,700	1,034,930
Murphy Oil Corp. (1)	10,394	458,999
National Oilwell Varco, Inc. (1)	6,000	307,320
Navistar International Corp. (1)†	7,500	240,900
Newmont Mining Corp. (1)	5,161	324,627
News Corp., Class A (1)	49,500	765,765
Noble Energy, Inc. (1)	2,300	162,840
Norfolk Southern Corp. (1)	9,323	568,889
Northrop Grumman Corp. (1)	35,479	1,850,585
Nucor Corp. (1)	12,700	401,828
Occidental Petroleum Corp. (1)	15,090	1,078,935
Omnicare, Inc. (1)	55,000	1,398,650
Omnicom Group, Inc. (1)	4,200	154,728
Oracle Corp. (1)	52,386	1,505,574
Patriot Coal Corp. (1)†	13,000	109,980
PDL BioPharma, Inc. (1)	103,643	575,219
PepsiCo, Inc. (1)	20,772	1,285,787

	SHARES	VALUE (Note 3)
United States - 46.3% (continued)
PetSmart, Inc. (1)	1,554	$66,278
Pfizer, Inc. (1)	183,043	3,236,200
Philip Morris International, Inc. (1)	43,493	2,713,093
Plum Creek Timber Co., Inc. REIT (1)	2,131	73,967
PNC Financial Services Group, Inc. (1)	22,500	1,084,275
Popular, Inc. (1)†	214,400	321,600
Procter & Gamble Co./The (1)	68,108	4,303,063
ProLogis, Inc. REIT (1)	5,980	145,015
Protective Life Corp. (1)	29,398	459,491
Public Storage REIT (1)	1,669	185,843
Pulte Group, Inc. (1)†	68,300	269,785
Rayonier, Inc. REIT (1)	3,871	142,414
Raytheon Co. (1)	13,067	534,048
Reinsurance Group of America, Inc. (1)	5,500	252,725
Reynolds American, Inc. (1)	18,374	688,658
Sara Lee Corp. (1)	8,136	133,024
SEACOR Holdings, Inc. (1)	5,300	425,113
Sealed Air Corp. (1)	9,599	160,303
Service Corp. International (1)	57,000	522,120
Simon Property Group, Inc. REIT (1)	4,342	477,533
Smithfield Foods, Inc. (1)†	22,600	440,700
Southwest Airlines Co. (1)	19,200	154,368
Starbucks Corp. (1)	4,700	175,263
State Street Corp. (1)	5,500	176,880
Steel Dynamics, Inc. (1)	36,600	363,072
Target Corp. (1)	26,300	1,289,752
TE Connectivity Ltd. (1)	19,860	558,860
Tekelec (1)†	31,900	192,676
Thomas & Betts Corp. (1)†	5,514	220,064
Time Warner Cable, Inc. (1)	5,300	332,151
Time Warner, Inc. (1)	22,266	667,312
Timken Co. (1)	5,833	191,439
Torchmark Corp. (1)	9,300	324,198
Travelers Cos., Inc./The (1)	43,101	2,100,312
Tyco International Ltd. (1)	14,200	578,650
Tyson Foods, Inc., Class A (1)	25,800	447,888
United Technologies Corp. (1)	17,449	1,227,712
UnitedHealth Group, Inc. (1)	15,000	691,800
Unum Group (1)	29,809	624,797
URS Corp. (1)†	22,000	652,520
Valero Energy Corp. (1)	40,500	720,090
Ventas, Inc. REIT (1)	2,400	118,560
Verizon Communications, Inc. (1)	66,912	2,462,362
Viacom, Inc., Class B (1)	6,637	257,117
Vishay Intertechnology, Inc. (1)†	29,200	244,112
Vornado Realty Trust REIT (1)	2,748	205,056
W&T Offshore, Inc. (1)	28,000	385,280
Walgreen Co. (1)	33,040	1,086,686
Wal-Mart Stores, Inc. (1)	65,405	3,394,519
Warnaco Group, Inc./The (1)†	1,700	78,353
Waste Management, Inc. (1)	2,373	77,265
WellPoint, Inc. (1)	26,191	1,709,748
Wells Fargo & Co. (1)	70,370	1,697,324
Western Digital Corp. (1)†	35,000	900,200
Weyerhaeuser Co. REIT (1)	8,600	133,730
Whirlpool Corp. (1)	3,500	174,685
Williams Cos., Inc./The (1)	13,000	316,420
Wyndham Worldwide Corp. (1)	7,544	215,079

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 3)
United States - 46.3% (continued)
Wynn Resorts Ltd. (1)	2,000	$230,160

		168,874,124

TOTAL COMMON STOCKS (Cost $334,210,452)		328,476,429

PREFERRED STOCKS - 0.2%

Germany - 0.2%
Porsche Automobil Holding SE	10,583	504,083
Volkswagen AG	2,748	362,649

TOTAL PREFERRED STOCKS (Cost $904,755)		866,732

RIGHTS - 0.0% (d)

Spain - 0.0% (d)
Banco Bilbao Vizcaya Argentaria SA, expires 10/14/11 †
(Cost $—)	23,170	3,414

MONEY MARKET FUNDS - 7.9%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.100% (e)(f)	4,243,110	4,243,111
J.P. Morgan Treasury Plus Money Market Fund - Institutional Shares, 0.000% (e)	24,774,988	24,774,988

TOTAL MONEY MARKET FUNDS (Cost $29,018,099)		29,018,099

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 0.6%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.100% (e)(g) (Cost $2,207,067)	2,207,067	2,207,067

TOTAL INVESTMENTS - 98.7% (Cost $366,340,373)		360,571,741

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3% (h)		4,639,676

NET ASSETS - 100.0%		$365,211,417

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $2,068,208; cash collateral of $2,207,067 was received with which the Fund purchased a money market fund.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	Security fair valued at September 30, 2011 using procedures approved by the Board of Trustees.
(d)	Represents less than 0.05 percent of net assets.
(e)	Represents annualized seven-day yield as of September 30, 2011.
(f)	A portion of the security is pledged as collateral to the brokers for forward foreign exchange contracts.
(g)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(h)	Includes appreciation (depreciation) on forward foreign currency exchange, futures contracts and swap contracts.

All securities are Level 2, with respect to ASC 820, unless noted otherwise in parentheses.

(1)	Level 1 security (See Note 5).
(3)	Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$38,818,841	10.6%
Consumer Staples	39,021,977	10.7
Energy	39,396,156	10.8
Financials	54,734,727	15.0
Health Care	40,214,283	11.0
Industrials	35,564,179	9.7
Information Technology	32,042,789	8.8
Materials	26,068,145	7.1
Telecommunication Services	16,516,026	4.5
Utilities	6,969,452	1.9
Money Market Funds	31,225,166	8.6

Total Investments	360,571,741	98.7
Other Assets in Excess of Liabilities (h)	4,639,676	1.3

Net Assets	$365,211,417	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR GLOBAL EQUITY FUND

Total return swap contract outstanding as of September 30, 2011:

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	Swiss Market Index	12/21/2011	CHF	(2,550,000)	$(431,312)

Money Market Fund investment pledged as collateral for total return swap contract is included in the collateral for forward foreign currency exchange contracts.

Open futures contracts outstanding at September 30, 2011:

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
192	CAC40 10 Euro Futures	October 21, 2011	$7,184,921	$7,671,944	$487,023
34	DAX Index Futures	December 16, 2011	5,808,419	6,230,307	421,888
259	FTSE 100 Index Futures	December 16, 2011	20,833,791	20,559,746	(274,045)
76	FTSE/MIB Index Futures	December 16, 2011	6,863,367	7,509,299	645,932
47	Hang Seng Index Futures	October 28, 2011	5,406,634	5,256,826	(149,808)
35	IBEX 35 Index Futures	October 21, 2011	3,597,192	3,987,866	390,674
9	MSCI Singapore Index Futures	October 28, 2011	428,966	422,509	(6,457)
229	S&P 500 E-Mini Futures	December 16, 2011	13,348,211	12,892,700	(455,511)
99	TOPIX Index Futures	December 8, 2011	9,549,708	9,722,870	173,162

			73,021,209	74,254,067	1,232,858

Short Contracts:
40	Amsterdam Index Futures	October 21, 2011	(2,868,627)	(3,006,934)	(138,307)
244	OMXS30 Index Futures	October 21, 2011	(3,110,654)	(3,232,542)	(121,888)
30	S&P/Toronto Stock Exchange 60 Index Futures	December 15, 2011	(3,948,036)	(3,805,898)	142,138
181	SPI 200 Index Futures	December 15, 2011	(17,839,141)	(17,515,370)	323,771

			(27,766,458)	(27,560,744)	205,714

			$45,254,751	$46,693,323	$1,438,572

Cash held as collateral with broker for futures contracts was $5,958,038 at September 30, 2011.

Forward foreign currency exchange contracts outstanding as of September 30, 2011:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/21/11	The Royal Bank of Scotland	AUD	17,447,000	$17,810,712	$16,723,299	$(1,087,413)
Canadian Dollar, Expiring 12/21/11	The Royal Bank of Scotland	CAD	8,016,000	8,062,857	7,636,759	(426,098)
Swiss Franc, Expiring 12/21/11	The Royal Bank of Scotland	CHF	7,912,000	8,878,504	8,743,702	(134,802)
Danish Krone, Expiring 12/21/11	The Royal Bank of Scotland	DKK	1,967,000	360,875	354,160	(6,715)
Euro, Expiring 12/21/11	The Royal Bank of Scotland	EUR	1,521,000	2,076,900	2,037,151	(39,749)
British Pound, Expiring 12/21/11	The Royal Bank of Scotland	GBP	22,906,000	36,361,367	35,693,503	(667,864)
Hong Kong Dollar, Expiring 12/21/11	The Royal Bank of Scotland	HKD	3,242,000	416,172	416,688	516
Israeli Shekel, Expiring 12/21/11	The Royal Bank of Scotland	ILS	4,551,000	1,221,150	1,212,271	(8,879)
Japanese Yen, Expiring 12/21/11	The Royal Bank of Scotland	JPY	795,997,000	10,355,482	10,332,453	(23,029)
Norwegian Krone, Expiring 12/21/11	The Royal Bank of Scotland	NOK	69,936,000	12,930,654	11,867,887	(1,062,767)
New Zealand Dollar, Expiring 12/21/11	The Royal Bank of Scotland	NZD	18,213,000	14,924,723	13,807,093	(1,117,630)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR GLOBAL EQUITY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Swedish Krona, Expiring 12/21/11	The Royal Bank of Scotland	SEK	261,561,000	$39,938,098	$37,974,824	$(1,963,274)
Singapore Dollar, Expiring 12/21/11	The Royal Bank of Scotland	SGD	813,000	656,643	621,712	(34,931)

				153,994,137	147,421,502	(6,572,635)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/21/11	The Royal Bank of Scotland	AUD	(23,421,000)	$(23,879,808)	$(22,449,497)	$1,430,311
Canadian Dollar, Expiring 12/21/11	The Royal Bank of Scotland	CAD	(15,484,000)	(15,195,307)	(14,751,444)	443,863
Swiss Franc, Expiring 12/21/11	The Royal Bank of Scotland	CHF	(14,633,000)	(16,807,829)	(16,171,207)	636,622
Danish Krone, Expiring 12/21/11	The Royal Bank of Scotland	DKK	(5,824,000)	(1,072,608)	(1,048,615)	23,993
Euro, Expiring 12/21/11	The Royal Bank of Scotland	EUR	(32,669,000)	(45,298,587)	(43,755,225)	1,543,362
British Pound, Expiring 12/21/11	The Royal Bank of Scotland	GBP	(6,539,000)	(10,221,923)	(10,189,462)	32,461
Hong Kong Dollar, Expiring 12/21/11	The Royal Bank of Scotland	HKD	(980,000)	(125,866)	(125,958)	(92)
Israeli Shekel, Expiring 12/21/11	The Royal Bank of Scotland	ILS	(648,000)	(174,819)	(172,611)	2,208
Japanese Yen, Expiring 12/21/11	The Royal Bank of Scotland	JPY	(1,126,422,000)	(14,584,595)	(14,621,540)	(36,945)
Norwegian Krone, Expiring 12/21/11	The Royal Bank of Scotland	NOK	(32,102,000)	(5,540,277)	(5,447,594)	92,683
New Zealand Dollar, Expiring 12/21/11	The Royal Bank of Scotland	NZD	(5,955,000)	(4,624,181)	(4,514,426)	109,755
Swedish Krona, Expiring 12/21/11	The Royal Bank of Scotland	SEK	(78,919,000)	(11,904,178)	(11,457,882)	446,296
Singapore Dollar, Expiring 12/21/11	The Royal Bank of Scotland	SGD	(257,000)	(208,109)	(196,531)	11,578

				(149,638,087)	(144,901,992)	4,736,095

				$4,356,050	$2,519,510	($1,836,540)

Money Market Fund is pledged as collateral to the broker for forward foreign currency exchange contracts in the amount of $4,243,111.

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 3)
COMMON STOCKS - 78.9%
Australia - 6.7%
Alumina Ltd.	85,028	$118,567
Ansell Ltd. (a)	80,986	1,012,814
ASX Ltd.	5,817	168,960
Australia & New Zealand Banking Group Ltd.	97,212	1,804,371
Bendigo and Adelaide Bank Ltd.	20,302	164,445
BHP Billiton Ltd.	117,651	3,895,478
Brambles Ltd.	164,420	1,013,610
Caltex Australia Ltd.	93,144	959,997
CFS Retail Property Trust REIT	69,740	117,029
Challenger Ltd.	77,599	314,736
Commonwealth Bank of Australia	38,183	1,660,565
Computershare Ltd.	15,439	109,933
CSL Ltd. (a)	19,994	567,617
CSR Ltd. (a)	144,104	320,997
Dexus Property Group REIT	186,006	146,613
Downer EDI Ltd. †	222,310	608,475
Fortescue Metals Group Ltd. (a)	45,904	191,742
Foster’s Group Ltd.	78,450	398,350
Goodman Group REIT	275,420	150,900
GPT Group - In Specie REIT (3)†(b)	143,427	—
GPT Group REIT	58,413	175,691
Iluka Resources Ltd.	64,300	752,609
Lend Lease Group	21,131	141,916
Mirvac Group REIT	133,089	146,319
Mount Gibson Iron Ltd.	279,859	353,145
National Australia Bank Ltd.	135,451	2,877,163
Newcrest Mining Ltd.	31,842	1,049,549
Nufarm Ltd. †	46,364	188,394
Origin Energy Ltd.	59,135	756,695
OZ Minerals Ltd.	11,735	104,544
Pacific Brands Ltd.	788,746	504,430
Paladin Energy Ltd. †	24,740	28,390
QBE Insurance Group Ltd.	6,458	79,306
QR National Ltd.	64,128	193,921
Rio Tinto Ltd.	25,741	1,507,740
Santos Ltd.	9,451	102,283
Sonic Healthcare Ltd.	32,619	356,533
SP AusNet	383,546	344,460
Stockland REIT	89,584	249,355
Suncorp Group Ltd.	25,645	195,252
TABCORP Holdings Ltd. (a)	198,302	488,659
Tatts Group Ltd. (a)	122,012	261,046
Telstra Corp. Ltd.	160,562	478,190
Transurban Group	37,755	196,294
Wesfarmers Ltd.	5,881	180,942
Wesfarmers Ltd. (a)	30,936	934,718
Westfield Group REIT	84,935	629,853
Westfield Retail Trust REIT (a)	109,594	255,055
Westpac Banking Corp.	73,229	1,418,098
Woodside Petroleum Ltd.	7,919	245,360
Woolworths Ltd.	85,614	2,045,880

		30,966,989

Belgium - 0.4%
Anheuser-Busch InBev NV	7,392	392,361
Groupe Bruxelles Lambert SA	2,641	185,487
Solvay SA	12,956	1,219,952

		1,797,800

Denmark - 1.4%
Carlsberg A/S, Class B	17,318	1,026,252

	SHARES	VALUE (Note 3)
Denmark - 1.4% (continued)
Danske Bank A/S †	31,768	$444,313
DSV A/S	13,807	248,420
Novo Nordisk A/S, Class B	48,099	4,797,116

		6,516,101

Finland - 0.7%
Metso OYJ	34,679	1,015,081
Sampo OYJ, Class A	16,756	420,869
UPM-Kymmene OYJ	122,766	1,386,891
Wartsila OYJ	25,720	610,291

		3,433,132

France - 6.9%
Arkema SA	36,088	2,089,819
BNP Paribas SA	77,406	3,051,548
Bouygues SA (a)	5,418	179,235
Christian Dior SA	13,165	1,473,979
Cie Generale de Geophysique - Veritas †	72,046	1,268,984
Compagnie de St-Gobain	41,017	1,564,854
Credit Agricole SA	59,088	406,367
European Aeronautic Defence and Space Co NV	46,196	1,298,518
Faurecia	30,625	652,328
France Telecom SA	78,349	1,282,327
Hermes International	4,139	1,239,340
Klepierre REIT	3,675	103,015
Legrand SA	40,178	1,252,526
L’Oreal SA	10,722	1,045,960
LVMH Moet Hennessy Louis Vuitton SA	6,597	870,807
Safran SA	4,358	133,315
Sanofi	15,188	999,018
Schneider Electric SA	14,432	772,337
Societe BIC SA	7,961	677,823
Societe Generale SA	45,655	1,195,147
Thales SA	5,928	185,294
Total SA	120,598	5,320,715
Unibail-Rodamco SE REIT	3,619	645,763
Valeo SA	55,452	2,330,943
Vivendi SA	73,040	1,487,089
Zodiac Aerospace	6,731	516,407

		32,043,458

Germany - 6.2%
Adidas AG	15,045	915,578
Allianz SE	6,725	630,329
Aurubis AG	7,693	388,955
BASF SE	76,829	4,683,915
Bayer AG	82,372	4,545,604
Bayerische Motoren Werke AG	5,826	384,873
Bilfinger Berger SE	14,040	1,058,159
Daimler AG	30,620	1,361,808
Deutsche Boerse AG (a)	5,256	264,988
Deutsche Lufthansa AG	23,971	310,767
Deutsche Telekom AG	104,618	1,227,991
Fresenius SE & Co. KGaA	4,600	408,879
GEA Group AG	37,411	873,275
Hannover Rueckversicherung AG	5,155	233,066
Infineon Technologies AG	96,317	710,684
K+S AG	27,426	1,435,727
Kloeckner & Co. SE	31,926	393,057
Linde AG	7,752	1,037,322

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 3)
Germany - 6.2% (continued)
MAN SE	4,421	$558,305
Merck KGaA	18,303	1,499,174
SAP AG	7,931	403,547
Siemens AG	48,342	4,349,350
Software AG	31,167	975,999
Suedzucker AG	9,548	271,270

		28,922,622

Hong Kong - 2.0%
AIA Group Ltd.	308,800	874,503
ASM Pacific Technology Ltd.	6,404	62,511
BOC Hong Kong Holdings Ltd.	155,053	327,831
Cathay Pacific Airways Ltd.	59,000	96,290
Cheung Kong Holdings Ltd.	91,278	989,511
Cheung Kong Infrastructure Holdings Ltd.	14,827	86,380
CLP Holdings Ltd.	119,009	1,072,177
Esprit Holdings Ltd.	178,300	215,938
Foxconn International Holdings Ltd. †	69,406	35,855
Hang Lung Group Ltd.	30,276	154,265
Hang Seng Bank Ltd. (a)	35	410
Hong Kong Exchanges and Clearing Ltd.	40,454	586,819
Hopewell Holdings Ltd.	90,000	258,232
Hutchison Whampoa Ltd.	132,832	983,016
Hysan Development Co., Ltd.	21,000	63,622
Kerry Properties Ltd.	32,000	102,139
Li & Fung Ltd.	11,336	18,915
Lifestyle International Holdings Ltd.	20,500	52,008
Link REIT/The REIT (a)	81,382	257,119
Mongolia Energy Corp. Ltd. †	95,406	6,148
New World Development Ltd.	88,896	85,001
NWS Holdings Ltd.	39,000	51,603
PCCW Ltd.	131,000	48,721
Power Assets Holdings Ltd.	48,000	367,244
Sands China Ltd. †	95,200	222,737
Shanghai Industrial Urban Development Group Ltd. †	8	1
Shangri-La Asia Ltd.	30,000	57,358
SJM Holdings Ltd.	56,000	98,929
Sun Hung Kai Properties Ltd.	43,046	493,824
Swire Pacific Ltd., Class A	27,030	277,730
Television Broadcasts Ltd.	58,403	318,583
Wharf Holdings Ltd.	60,243	297,219
Wheelock & Co., Ltd.	150,621	445,646
Wynn Macau Ltd.	56,800	134,322
Yue Yuen Industrial Holdings Ltd.	80,609	208,478

		9,351,085

Italy - 1.9%
Banca Monte dei Paschi di Siena SpA	1,519,744	843,982
Enel SpA	355,437	1,568,975
ENI SpA	277,942	4,889,758
Fiat SpA (a)	238,229	1,286,212
Parmalat Finanziaria SpA (3)†(b)	45,800	—
Saipem SpA	9,242	324,370

		8,913,297

Japan - 18.5%
Acom Co., Ltd. †	12,810	245,839
Aeon Co., Ltd. (a)	78,700	1,064,548
Aeon Mall Co., Ltd.	2,900	66,242

	SHARES	VALUE (Note 3)
Japan - 18.5% (continued)
Aisin Seiki Co., Ltd.	30,400	$1,012,182
Ajinomoto Co., Inc. (a)	21,000	248,071
Asahi Glass Co., Ltd.	82,413	804,617
Asahi Kasei Corp.	130,000	779,108
Bridgestone Corp.	19,400	440,180
Brother Industries Ltd.	83,600	982,190
Canon, Inc.	45,015	2,043,953
Central Japan Railway Co.	124	1,082,123
Chiba Bank Ltd./The	12,000	83,231
Chubu Electric Power Co., Inc.	18,797	352,052
Cosmo Oil Co., Ltd.	248,000	613,824
Credit Saison Co., Ltd.	27,012	520,813
Daicel Corp.	193,000	1,098,751
Daido Steel Co., Ltd.	148,000	885,157
Daihatsu Motor Co., Ltd.	35,000	635,078
Dai-ichi Life Insurance Co., Ltd./The	288	297,693
Daiichi Sankyo Co., Ltd.	32,600	679,596
Daito Trust Construction Co., Ltd.	2,787	255,510
Daiwa House Industry Co., Ltd.	17,295	221,451
Dentsu, Inc.	4,900	155,245
DIC Corp.	125,000	227,075
East Japan Railway Co.	7,813	473,676
Ebara Corp.	233,000	921,871
FANUC Corp.	4,300	592,307
Fuji Heavy Industries Ltd.	184,721	1,084,590
Fuji Media Holdings, Inc.	221	317,736
FUJIFILM Holdings Corp.	14,743	342,635
Fukuoka Financial Group, Inc.	101,046	422,795
Hakuhodo DY Holdings, Inc.	650	37,708
Hino Motors Ltd. (a)	216,000	1,285,149
Hitachi High-Technologies Corp.	13,800	276,925
Hitachi Ltd.	242,000	1,201,304
Hokuhoku Financial Group, Inc.	14,000	30,589
Hokuriku Electric Power Co.	8,200	151,305
Honda Motor Co., Ltd.	42,497	1,244,944
Idemitsu Kosan Co., Ltd.	6,400	573,322
IHI Corp.	612,000	1,349,232
Inpex Corp.	172	1,056,269
Isuzu Motors Ltd.	253,000	1,086,925
ITOCHU Corp.	184,044	1,758,693
Japan Petroleum Exploration Co.	5,900	214,466
Japan Real Estate Investment Corp. REIT	17	166,202
Japan Retail Fund Investment Corp. REIT	48	77,175
Japan Tobacco, Inc.	363	1,697,954
JGC Corp.	8,000	195,634
JSR Corp.	22,000	378,526
JTEKT Corp.	122,570	1,466,675
JX Holdings, Inc.	84,695	475,367
Kaneka Corp.	82,625	467,401
Kansai Electric Power Co., Inc./The	41,832	722,914
Kao Corp.	7,085	197,348
KDDI Corp.	315	2,168,573
Kinden Corp.	70,564	610,111
Kobe Steel Ltd. (a)	639,000	1,066,639
Komatsu Ltd.	38	819
Kuraray Co., Ltd. (a)	65,000	886,477
Makita Corp.	6,400	227,793
Marubeni Corp.	96,974	541,499
Maruichi Steel Tube Ltd.	23,400	552,557
Miraca Holdings, Inc.	19,106	839,780

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 3)
Japan - 18.5% (continued)
Mitsubishi Chemical Holdings Corp.	152,500	$1,034,221
Mitsubishi Corp.	37,700	767,558
Mitsubishi Electric Corp.	169,000	1,496,979
Mitsubishi Estate Co., Ltd.	52,020	843,796
Mitsubishi Heavy Industries, Ltd.	99,000	417,543
Mitsubishi UFJ Financial Group, Inc.	503,291	2,309,931
Mitsui & Co., Ltd.	156,743	2,270,465
Mitsui Fudosan Co., Ltd.	35,205	556,140
Mitsumi Electric Co., Ltd.	89	595
Mizuho Financial Group, Inc.	148,210	217,037
NHK Spring Co., Ltd.	83,000	733,373
Nikon Corp. (a)	18,300	431,679
Nippon Building Fund, Inc. REIT	19	196,694
Nippon Electric Glass Co., Ltd.	113,000	1,026,830
Nippon Kayaku Co., Ltd.	31,000	319,730
Nippon Meat Packers, Inc.	42,000	545,803
Nippon Telegraph & Telephone Corp.	19,019	911,165
Nishi-Nippon City Bank Ltd./The	97,737	300,361
Nissan Motor Co., Ltd.	28,200	249,515
Nisshin Seifun Group, Inc.	84	1,097
Nisshin Steel Co., Ltd.	147,000	262,369
Nitto Denko Corp. (a)	34,583	1,361,071
Nomura Real Estate Holdings, Inc.	3,300	49,926
Nomura Real Estate Office Fund, Inc. REIT	10	60,982
NSK Ltd.	68,000	499,729
NTN Corp.	113,000	529,942
NTT DoCoMo, Inc.	1,043	1,900,397
ORIX Corp.	3,669	287,970
Osaka Gas Co., Ltd.	237,802	987,977
Otsuka Corp.	900	62,038
Pacific Metals Co., Ltd.	107,000	613,841
Rengo Co., Ltd.	24,299	185,995
Sankyo Co., Ltd.	4,100	221,852
Sapporo Hokuyo Holdings, Inc.	55,600	197,028
SBI Holdings, Inc.	600	51,845
Sega Sammy Holdings, Inc.	63,200	1,474,505
Seino Holdings Corp.	68,837	559,764
Sekisui Chemical Co., Ltd.	109,000	916,401
Sekisui House Ltd.	19,000	178,036
Seven & I Holdings Co., Ltd.	62,339	1,747,368
Shimadzu Corp.	7,000	59,048
Showa Shell Sekiyu KK	35,200	250,742
Softbank Corp.	29,900	874,876
Sojitz Corp.	62	113
Sony Corp.	5,971	114,297
Sumitomo Metal Industries Ltd.	123,000	254,938
Sumitomo Mitsui Financial Group, Inc.	51,236	1,443,604
Sumitomo Mitsui Trust Holdings, Inc.	341	1,129
Sumitomo Realty & Development Co., Ltd.	13,261	254,917
Taisei Corp. (a)	307,000	845,172
Takeda Pharmaceutical Co., Ltd.	44,881	2,128,627
THK Co., Ltd.	61,700	1,026,735
Toho Co., Ltd.	4,000	69,868
Tohoku Electric Power Co., Inc.	15,700	217,515
Tokai Rika Co., Ltd.	7,799	140,456
Tokio Marine Holdings, Inc.	13,100	331,993
Tokyo Electric Power Co., Inc./The †	62,373	188,563
Tokyo Electron Ltd.	22,100	1,002,451
Tokyo Gas Co., Ltd.	71	330

	SHARES	VALUE (Note 3)
Japan - 18.5% (continued)
Tokyo Tatemono Co., Ltd. (a)	14,000	$42,605
Tokyu Land Corp.	26,483	95,186
TonenGeneral Sekiyu KK	38,000	436,637
Tosoh Corp.	36,000	112,807
Toyota Auto Body Co., Ltd.	57	886
Toyota Motor Corp.	70,853	2,428,783
Toyota Tsusho Corp.	7,400	126,603
Ube Industries Ltd.	281,000	933,833
UNY Co., Ltd.	52,800	490,639
USS Co., Ltd.	16,584	1,410,085
Yamada Denki Co., Ltd.	24,050	1,672,659
Yamaha Motor Co., Ltd. †	11,500	151,825
Yamatake Corp.	7,537	161,323

		86,005,207

Netherlands - 2.6%
ASML Holding NV	122,478	4,235,099
Corio NV REIT	2,174	100,171
Delta Lloyd NV	40,175	633,994
ING Groep NV CVA †	159,010	1,121,634
Koninklijke Ahold NV	95,214	1,119,734
Koninklijke DSM NV	5,677	246,828
Koninklijke KPN NV	206,778	2,723,480
Unilever NV CVA	59,667	1,888,662

		12,069,602

Singapore - 1.4%
Ascendas Real Estate Investment Trust REIT	49,637	76,542
CapitaLand Ltd.	197,000	367,564
CapitaMall Trust REIT	71,994	99,840
DBS Group Holdings Ltd.	96,128	861,985
Fraser and Neave Ltd.	99,000	434,570
Genting Singapore PLC †	350,000	406,399
Golden Agri-Resources Ltd.	521,000	241,102
Jardine Cycle & Carriage Ltd.	11,066	351,632
Keppel Corp. Ltd.	41,728	244,704
Oversea-Chinese Banking Corp. Ltd.	106,479	656,251
SembCorp Industries Ltd.	32,017	82,637
SembCorp Marine Ltd.	68,000	166,501
Singapore Airlines Ltd.	65,000	562,766
Singapore Exchange Ltd. (a)	29,472	148,141
Singapore Press Holdings Ltd. (a)	86,000	245,893
Singapore Technologies Engineering Ltd.	63,265	134,672
Singapore Telecommunications Ltd.	304,524	734,064
StarHub Ltd.	23,988	52,140
United Overseas Bank Ltd.	54,097	695,621
UOL Group Ltd.	18,000	56,730
Yangzijiang Shipbuilding Holdings Ltd.	63,319	42,287

		6,662,041

Spain - 2.5%
Banco Bilbao Vizcaya Argentaria SA	12,342	102,188
Banco Santander SA	424,844	3,473,480
Endesa SA	56,918	1,317,662
Inditex SA	23,491	2,005,316
Repsol YPF SA	103,109	2,721,953
Telefonica SA	103,688	1,987,159

		11,607,758

Sweden - 2.7%
Atlas Copco AB, A Shares	39,358	696,656

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 3)
Sweden - 2.7% (continued)
Boliden AB	141,694	$1,457,081
Investor AB B Shares	19,364	340,760
Lundin Petroleum AB †	88,506	1,496,277
NCC AB, Class B	19,576	318,585
Nordea Bank AB	121,593	984,068
Sandvik AB	24,571	283,138
Scania AB	56,675	809,738
Skandinaviska Enskilda Banken AB, Class A	291,331	1,566,086
Swedbank AB	53,455	590,205
Swedish Match AB	17,969	593,000
Tele2 AB, B Shares	24,632	446,148
Telefonaktiebolaget LM Ericsson, B Shares	196,839	1,890,051
TeliaSonera AB	90,089	593,957
Volvo AB	25,377	249,298

		12,315,048

Switzerland - 7.1%
ABB Ltd. †	83,894	1,435,081
Cie Financiere Richemont SA, Class A	69,122	3,079,064
Nestle SA	157,885	8,691,996
Novartis AG	104,261	5,824,196
Roche Holding AG	31,146	5,030,457
Sulzer AG	7,563	777,214
Swatch Group AG/The	3,656	1,202,912
Swiss Life Holding AG †	10,426	1,143,413
Swisscom AG	843	342,959
Syngenta AG †	11,270	2,928,713
Synthes, Inc. 144A (United States)(c)	2,591	419,313
Transocean Ltd.	11,824	570,087
UBS AG †	140,294	1,604,763

		33,050,168

United Kingdom - 17.9%
AMEC PLC	23,190	292,609
Anglo American PLC	17,662	607,768
AstraZeneca PLC	87,427	3,879,964
Autonomy Corp. PLC †	9,374	370,881
Aviva PLC	124,093	583,594
Babcock International Group PLC	43,661	445,147
Barclays PLC	197,411	484,122
Berkeley Group Holdings PLC †	20,243	372,782
BG Group PLC	14,877	284,725
BHP Billiton PLC	85,688	2,289,063
BP PLC	801,008	4,802,586
British American Tobacco PLC	64,385	2,718,676
British Land Co. PLC REIT	29,205	215,120
BT Group PLC	812,175	2,176,892
Burberry Group PLC	44,269	803,893
Cairn Energy PLC †	56,625	245,585
Catlin Group Ltd.	54,405	315,055
Cookson Group PLC	33,568	223,940
Drax Group PLC	102,239	760,236
easyJet PLC †	51,296	273,072
Eurasian Natural Resources Corp PLC	57,584	510,352
Experian PLC	197,140	2,213,026
Ferrexpo PLC	49,368	201,535
GKN PLC	814,935	2,212,744
GlaxoSmithKline PLC	174,026	3,591,041

	SHARES	VALUE (Note 3)
United Kingdom - 17.9% (continued)
Glencore International PLC	35,733	$224,504
Hammerson PLC REIT	28,872	169,030
HSBC Holdings PLC	465,425	3,564,830
Imperial Tobacco Group PLC	53,960	1,821,020
Inchcape PLC	145,688	629,266
Intermediate Capital Group PLC	219,623	730,277
Investec PLC	60,893	329,457
ITV PLC †	347,993	318,286
John Wood Group PLC	45,535	373,392
Kazakhmys PLC	62,576	764,429
Kesa Electricals PLC	308,926	401,349
Kingfisher PLC	234,223	899,397
Ladbrokes PLC	329,851	609,719
Land Securities Group PLC REIT	24,126	239,778
Legal & General Group PLC	832,979	1,244,072
Michael Page International PLC	58,679	334,426
Misys PLC †	215,424	718,574
Mondi PLC	320,528	2,342,568
National Grid PLC	69,697	690,837
Pearson PLC	54,048	953,359
Persimmon PLC	187,131	1,316,766
Petrofac Ltd.	16,762	310,053
Provident Financial PLC	16,536	257,344
Prudential PLC	50,675	435,199
Randgold Resources Ltd.	3,761	365,329
Reed Elsevier PLC	49,673	380,297
Rentokil Initial PLC †	180,520	200,330
Resolution Ltd.	60,324	231,154
Rio Tinto PLC	58,890	2,611,662
Royal Bank of Scotland Group PLC †	7,820,547	2,797,787
Royal Dutch Shell PLC A Shares	145,217	4,486,770
Royal Dutch Shell PLC	162,399	5,053,001
Sage Group PLC/The	139,260	552,307
Scottish & Southern Energy PLC	149,382	2,997,667
Segro PLC REIT	49,428	168,613
Shire PLC	11,715	365,327
Tate & Lyle PLC	236,473	2,292,958
Tesco PLC	334,481	1,959,248
TUI Travel PLC	250,719	578,285
Tullow Oil PLC	33,537	678,256
Vodafone Group PLC	2,016,778	5,197,804
William Hill PLC	86,074	301,910
Wolseley PLC	60,275	1,495,537
WPP PLC	6,451	59,752

		83,326,334

TOTAL COMMON STOCKS (Cost $398,875,696)		366,980,642

PREFERRED STOCKS - 0.5%

Germany - 0.5%
Porsche Automobil Holding SE	32,856	1,564,976
Volkswagen AG	6,683	881,945

		2,446,921

Switzerland - 0.0%(d)
Schindler Holding AG	613	64,980

TOTAL PREFERRED STOCKS (Cost $2,808,872)		2,511,901

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 3)

RIGHTS - 0.0%(d)

Spain - 0.0%(d)
Banco Bilbao Vizcaya Argentaria SA, expires 10/14/11 †
(Cost $—)	12,342	$1,819

MONEY MARKET FUNDS - 9.5%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.100% (e)(f)	7,974,583	7,974,583
J.P. Morgan Treasury Plus Money Market Fund - Institutional Shares, 0.000% (e)	36,208,489	36,208,489

TOTAL MONEY MARKET FUNDS (Cost $44,183,072)		44,183,072

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 1.3%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.100%(e)(g) (Cost $5,987,213)	5,987,213	5,987,213

TOTAL INVESTMENTS - 90.2%
(Cost $451,854,853)		419,664,647

OTHER ASSETS IN EXCESS OF LIABILITIES - 9.8% (h)		45,382,211

NET ASSETS - 100.0%		$465,046,858

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $5,607,665; cash collateral of $5,987,213 was received with which the fund purchased a money market fund.
(b)	Security fair valued at September 30, 2011 using procedures approved by the Board of Trustees.
(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(d)	Represents less than 0.05 percent of net assets.
(e)	Represents annualized seven-day yield as of September 30, 2011.
(f)	A portion of the security is pledged as collateral to the brokers for forward foreign exchange contracts.
(g)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(h)	Includes appreciation (depreciation) on forward foreign currency exchange, futures contracts and swap contracts.

All securities are Level 2, with respect to ASC 820, unless noted otherwise in parentheses.

(3)	Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$48,882,018	10.5%
Consumer Staples	33,614,955	7.2
Energy	38,838,617	8.4
Financials	60,353,747	13.0
Health Care	36,945,057	7.9
Industrials	50,800,331	10.9
Information Technology	17,224,733	3.7
Materials	46,374,675	10.0
Telecommunication Services	24,633,933	5.3
Utilities	11,826,295	2.5
Money Market Funds	50,170,286	10.8

Total Investments	419,664,647	90.2
Other Assets in Excess of Liabilities(h)	45,382,211	9.8

Net Assets	$465,046,858	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Total return swap contract outstanding as of September 30, 2011:

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	Swiss Market Index	12/21/2011	CHF	(4,090,000)	$(683,912)

Money Market Fund investment pledged as collateral for total return swap contract is included in the collateral for forward foreign currency exchange contracts.

Open futures contracts outstanding at September 30, 2011:

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
425	CAC40 10 Euro Futures	October 21, 2011	$15,904,123	$16,982,169	$1,078,046
45	DAX Index Futures	December 16, 2011	7,613,191	8,245,994	632,803
500	FTSE 100 Index Futures	December 16, 2011	40,197,815	39,690,629	(507,186)
147	FTSE/MIB Index Futures	December 16, 2011	13,275,476	14,524,564	1,249,088
60	Hang Seng Index Futures	October 28, 2011	6,906,781	6,710,841	(195,940)
56	IBEX 35 Index Futures	October 21, 2011	6,089,397	6,380,586	291,189
15	MSCI Singapore Index Futures	October 28, 2011	714,790	704,183	(10,607)
340	TOPIX Index Futures	December 8, 2011	32,745,029	33,391,676	646,647

			123,446,602	126,630,642	3,184,040

Short Contracts:
147	Amsterdam Index Futures	October 21, 2011	(10,545,642)	(11,050,486)	(504,844)
841	OMXS30 Index Futures	October 21, 2011	(10,720,734)	(11,141,671)	(420,937)
297	SPI 200 Index Futures	December 15, 2011	(29,241,385)	(28,740,690)	500,695

			(50,507,761)	(50,932,847)	(425,086)

			72,938,841	75,697,795	$2,758,954

Cash held as collateral with broker for futures contracts was $10,181,116 at September 30, 2011.

Forward foreign currency exchange contracts outstanding as of September 30, 2011:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/21/11	The Royal Bank of Scotland	AUD	28,733,000	$29,459,375	$27,541,155	$(1,918,220)
Swiss Franc, Expiring 12/21/11	The Royal Bank of Scotland	CHF	14,174,000	15,980,317	15,663,958	(316,359)
Danish Krone, Expiring 12/21/11	The Royal Bank of Scotland	DKK	4,044,000	738,869	728,125	(10,744)
Euro, Expiring 12/21/11	The Royal Bank of Scotland	EUR	5,841,000	8,002,820	7,823,143	(179,677)
British Pound, Expiring 12/21/11	The Royal Bank of Scotland	GBP	43,652,300	69,261,113	68,021,633	(1,239,480)
Hong Kong Dollar, Expiring 12/21/11	The Royal Bank of Scotland	HKD	20,121,000	2,583,061	2,586,114	3,053
Israeli Shekel, Expiring 12/21/11	The Royal Bank of Scotland	ILS	12,248,000	3,287,225	3,262,558	(24,667)
Japanese Yen, Expiring 12/21/11	The Royal Bank of Scotland	JPY	1,357,967,000	17,674,785	17,627,114	(47,671)
Norwegian Krone, Expiring 12/21/11	The Royal Bank of Scotland	NOK	137,292,000	25,442,265	23,297,957	(2,144,308)
New Zealand Dollar, Expiring 12/21/11	The Royal Bank of Scotland	NZD	35,192,000	28,814,553	26,678,703	(2,135,850)
Swedish Krona, Expiring 12/21/11	The Royal Bank of Scotland	SEK	441,467,000	67,376,611	64,094,539	(3,282,072)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Singapore Dollar, Expiring 12/21/11	The Royal Bank of Scotland	SGD	1,437,300	$1,166,016	$1,099,122	$(66,894)

				269,787,010	258,424,121	(11,362,889)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/21/11	The Royal Bank of Scotland	AUD	(38,871,900)	$(39,538,334)	$(37,259,494)	$2,278,840
Swiss Franc, Expiring 12/21/11	The Royal Bank of Scotland	CHF	(26,307,800)	(30,210,296)	(29,073,251)	1,137,045
Danish Krone, Expiring 12/21/11	The Royal Bank of Scotland	DKK	(16,361,000)	(3,012,301)	(2,945,810)	66,491
Euro, Expiring 12/21/11	The Royal Bank of Scotland	EUR	(44,512,600)	(61,679,531)	(59,617,951)	2,061,580
British Pound, Expiring 12/21/11	The Royal Bank of Scotland	GBP	(14,501,000)	(22,561,465)	(22,596,328)	(34,863)
Hong Kong Dollar, Expiring 12/21/11	The Royal Bank of Scotland	HKD	(2,521,000)	(323,544)	(324,019)	(475)
Israeli Shekel, Expiring 12/21/11	The Royal Bank of Scotland	ILS	(1,785,000)	(481,485)	(475,479)	6,006
Japanese Yen, Expiring 12/21/11	The Royal Bank of Scotland	JPY	(1,776,718,200)	(23,003,609)	(23,062,721)	(59,112)
Norwegian Krone, Expiring 12/21/11	The Royal Bank of Scotland	NOK	(96,210,000)	(16,618,373)	(16,326,490)	291,883
New Zealand Dollar, Expiring 12/21/11	The Royal Bank of Scotland	NZD	(13,072,000)	(10,150,646)	(9,909,752)	240,894
Swedish Krona, Expiring 12/21/11	The Royal Bank of Scotland	SEK	(172,711,000)	(26,260,054)	(25,075,106)	1,184,948
Singapore Dollar, Expiring 12/21/11	The Royal Bank of Scotland	SGD	(549,000)	(443,562)	(419,827)	23,735

				(234,283,200)	(227,086,228)	7,196,972

				$35,503,810	$31,337,893	$(4,165,917)

Money Market Fund is pledged as collateral to the broker for forward foreign currency exchange contracts in the amount of $7,974,583.

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	$1,134,833,766	$1,134,833,766
LONG INVESTMENTS - 117.3%	SHARES	VALUE (Note 3)
COMMON STOCKS - 57.3%

Consumer Discretionary - 2.6%
99 Cents Only Stores †	165,703	$3,052,249
AMC Networks, Inc., Class A †	116,903	3,735,051
AutoChina International Ltd. (China) †(a)	37,540	345,368
Carnival PLC ADR (Panama)	372,181	11,459,453
China Century Dragon Media, Inc. (3)†(b)(c)	150,272	15,027
China Networks International Holdings Ltd. (3)†(b)	2,287,278	22,873
Cumulus Media, Inc., Class A †	299,348	850,148
Emmis Communications Corp., Class A †	578,313	387,470
Family Dollar Stores, Inc.	154,767	7,871,450
Fortune Brands, Inc.	4,066	219,889
Jakks Pacific, Inc.	278,376	5,275,225
Kandi Technologies Corp. (China) †(a)	69,054	148,466
Lennar Corp. B Shares, Class B	120,695	1,233,503
Liberty Global, Inc. †	165,834	5,739,515
Little Sheep Group Ltd. (China) (2)	8,460,183	6,072,952
McCormick & Schmick’s
Seafood Restaurants, Inc. †	231,798	1,604,042
Viacom, Inc., Class B	71,249	2,760,186

		50,792,867

Consumer Staples - 2.3%
BJ’s Wholesale Club, Inc. †	737,735	37,801,541
Bunge Ltd. (Bermuda)	30	1,749
Celsius Holdings, Inc. †	161,622	29,092
Central Garden and Pet Co. †	115,216	794,991
Clorox Co./The	65,667	4,355,692
Embotelladora Andina SA, Class A ADR (Chile)	10,000	205,000
Green Mountain Coffee
Roasters, Inc. †	31,981	2,972,314
Molson Coors Brewing Co.,
Class B	1,726	68,367
Ralcorp Holdings, Inc. †	1,620	124,270

		46,353,016

Energy - 3.6%
China Integrated Energy, Inc. (China) †(a)	54,478	33,776
CIC Energy Corp. (Bahamas) †	84,893	111,797
Coalspur Mines Ltd. (Australia) †	255,500	351,102
Compton Petroleum Corp. (Canada) †	274,156	1,638,027
	$1,134,833,766	$1,134,833,766
	SHARES	VALUE (Note 3)
Energy - 3.6% (continued)
Global Industries Ltd. †	773,692	$6,127,641
GreenHouse Holdings, Inc. †	40,007	14,803
Gulf United Energy, Inc. †	1,959,798	450,754
McDermott International, Inc. †	96,660	1,040,062
Mission NewEnergy Ltd. (Australia) †	20,132	87,574
QEP Resources, Inc.	47,889	1,296,355
Royal Dutch Shell PLC, Class A ADR (Netherlands)	558,618	34,366,179
Southern Union Co.	483,067	19,598,028
TGC Industries, Inc. †	249,156	1,096,287
Venoco, Inc. †	547,494	4,823,422

		71,035,807

Financials - 11.5%
Abington Bancorp, Inc.	717,311	5,164,639
Australia Acquisition Corp. (Australia) †(c)	612,000	5,930,280
Azteca Acquisition Corp. †	800,000	8,000,000
Bancorp Rhode Island, Inc.	112,282	4,759,634
Blue Wolf Mongolia Holdings Corp. †	526,500	5,370,300
Cazador Acquisition Corp. Ltd. (Cayman Islands) †	306,257	2,967,630
Center Financial Corp. †	861,390	4,039,919
China Growth Equity Investment Ltd. (Cayman Islands) †	395,000	3,946,050
China VantagePoint Acquisition Co. †	199,098	1,124,904
CNinsure, Inc. ADR (China) †(a)	109,943	769,601
Community Capital Corp. †	227,745	633,131
Empeiria Acquisition Corp. †	680,000	6,806,800
European CleanTech SE, Class A (Luxembourg) (2)†	621,000	7,898,044
FlatWorld Acquisition Corp. (Virgin Islands, British) †	219,450	2,106,720
FPIC Insurance Group, Inc. †	35,428	1,482,308
Global Cornerstone Holdings Ltd. †	632,000	6,256,800
Global Eagle Acquisition Corp. †	1,382,500	13,894,125
Harleysville Group, Inc.	247,232	14,552,076
Herald National Bank †	120,341	398,329
Hicks Acquisition Co. II, Inc. †	810,000	7,776,000
Home Properties, Inc. REIT	59,000	3,348,840
IFM Investments Ltd. ADR (China) †	17,506	20,132
Italy1 Investment SA (Luxembourg) (2)†	590,301	7,797,650
Janus Capital Group, Inc.	2,500	15,000

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	$1,134,833,766	$1,134,833,766
	SHARES	VALUE (Note 3)
Financials - 11.5% (continued)
JWC Acquisition Corp. †	1,032,750	$9,966,037
L&L Acquisition Corp. †	306,000	2,968,200
Loews Corp.	7,700	266,035
Lone Oak Acquisition Corp. (Hong Kong) †	328,820	2,531,914
Nautilus Marine Acquisition Corp. (Greece) †	777,600	7,348,320
Newcastle Investment Corp. REIT	380,000	1,546,600
NYSE Euronext	602,653	14,005,656
Parkvale Financial Corp.	230,039	4,221,216
Patriot National Bank ADR (3)†(b)	2,000,000	1,857,600
PMI Group, Inc./The †	291	58
Prime Acquisition Corp. (China) †	423,935	4,027,382
Realty Income Corp. REIT	88,500	2,853,240
RLJ Acquisition, Inc. †	974,044	9,253,418
Santa Monica Media Corp. (3)†(b)	15,377	—
SCG Financial Acquistion Corp. †	631,210	6,154,297
Solar Senior Capital Ltd.	9,150	130,754
SP Acquisition Holdings, Inc. (3)†(b)	27,000	—
State Bancorp, Inc.	341,430	3,608,915
Student Loan Escrow (3)†(b)	11,558	28,895
SWS Group, Inc.	255,006	1,195,978
TMX Group, Inc. (Canada)	125,884	4,918,113
Tower Bancorp, Inc.	466,051	9,759,108
Transatlantic Holdings, Inc.	341,179	16,554,005
Trian Acquisition I Corp. (3)†(b)	15,200	—
Trio Merger Corp. †	456,000	4,377,600
Universal Business Payment Solutions Acquisition Corp. †	947,052	5,587,607

		228,219,860

Health Care - 5.5%
Access Pharmaceuticals, Inc. †(c)	228,024	467,449
Allied Healthcare International, Inc. †	1,800,641	6,914,461
American Medical Alert Corp. †	262,270	2,200,445
Antares Pharma, Inc. †	365,000	846,800
AVI BioPharma, Inc. †	376,250	421,400
Cephalon, Inc. †	128,987	10,409,251
Conmed Healthcare Management, Inc. †	117,753	445,106
Continucare Corp. †	2,341,049	14,935,893
Cormedix, Inc. †	149,968	136,471
	$1,134,833,766	$1,134,833,766
	SHARES	VALUE (Note 3)
Health Care - 5.5% (continued)
CryoPort, Inc. †	571,174	$656,850
Delcath Systems, Inc. †	75,000	250,500
DynaVox, Inc., Class A †	8,932	32,155
Emdeon, Inc., Class A †	1,354,533	25,451,675
Forest Laboratories, Inc. (3)†(b)	335,833	319,041
Indevus Pharmaceuticals, Inc. (3)†(b)	6,006	—
InspireMD, Inc. (United Kingdom) (3)†(b)(c)	135,823	295,361
IntelliPharmaCeutics International, Inc. (Canada) †	47,094	157,765
Kinetic Concepts, Inc. †	103,800	6,839,382
Kips Bay Medical, Inc. †	91,532	113,500
MannKind Corp. †	7	27
Medco Health Solutions, Inc. †	581,844	27,282,665
Neostem, Inc. †	324,000	210,600
Orchid Cellmark, Inc. †	1,161,122	3,111,807
PharMerica Corp. †	393,350	5,613,105
Provectus Pharmaceuticals, Inc. †	706,665	657,198
Rosetta Genomics Ltd. (Israel) †	261,279	274,343
Theragenics Corp. †	198,763	262,367

		108,305,617

Industrials - 5.4%
Advanced Battery Technologies, Inc. †(a)	579,369	585,163
Allied Defense Group, Inc./The †(c)	190,011	598,535
Ameron International Corp.	272,299	23,129,077
APAC Customer Services, Inc. †	1,141,910	9,729,073
Babcock & Wilcox Co./The †	77,826	1,521,498
Barnes Group, Inc.	374	7,199
Broadwind Energy, Inc. †	410,000	131,241
China Dredging Group Co. Ltd. ADR (China) (2)†	1,000,000	5,000,000
China Electric Motor, Inc. (China) †	2,400	384
China Fire & Security Group, Inc. (China) †(a)	81,501	714,764
Dollar Thrifty Automotive Group, Inc. †	378,771	21,324,807
Fushi Copperweld, Inc. (China) †	244,539	1,210,468
Goodrich Corp.	179,281	21,635,631
HEICO Corp., Class A	222,316	7,483,156
Huntington Ingalls Industries, Inc. †	19,129	465,409
Kratos Defense & Security Solutions, Inc. †	67,232	451,799

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	$1,134,833,766	$1,134,833,766
	SHARES	VALUE (Note 3)
Industrials - 5.4% (continued)
M&F Worldwide Corp.†	462,971	$11,398,346
Sapphire Industry Corp. (3)†(b)	25,025	—
TNT Express NV (Netherlands) (2)	304,208	2,127,070

		107,513,620

Information Technology - 9.4%
Advanced Analogic Technologies, Inc. †	1,705,108	7,383,118
Aspen Technology, Inc. †	24,400	372,588
Authentidate Holding Corp. †	41,337	38,439
Avago Technologies Ltd. (Singapore)	73,200	2,398,764
Blackboard, Inc. †	570,046	25,458,254
Cadence Design Systems, Inc. †	27	249
Equinix, Inc. †	7,162	636,200
Finisar Corp. †	20,300	356,062
Fundtech Ltd. (Israel)	323,149	7,458,279
Gerber Scientific, Inc. (3)†(b)	879,944	—
GT Advanced Technologies, Inc. †	26	183
Identive Group, Inc. †(a)	158,000	314,420
Intel Corp.	8,620	183,865
LoopNet, Inc. †	1,069,724	18,324,372
Magic Software Enterprises Ltd. (Israel) †	239,007	977,539
Mellanox Technologies Ltd. (Israel) †	91,450	2,855,069
Mentor Graphics Corp. †	165,770	1,594,707
Micron Technology, Inc. †	31,163	157,061
Molex, Inc., Class A	212,061	3,579,590
Motorola Mobility Holdings, Inc. †	740,974	27,993,998
Motorola Solutions, Inc.	96,859	4,058,392
Ness Technologies, Inc. (Israel) †	1,366,265	10,465,590
Netlogic Microsystems, Inc. †	547,511	26,340,754
Novellus Systems, Inc. †	45,550	1,241,693
On Track Innovations Ltd. (Israel) †	168,996	253,494
Orckit Communications Ltd. (Israel) †	15,174	19,726
Procera Networks, Inc. †	51,800	497,280
Renaissance Learning, Inc.	354,750	5,952,705
S1 Corp. †	824,994	7,565,195
SinoHub, Inc. (China) †	665,558	364,526
SouthPeak Interactive Corp. (3)†(b)	1,500,000	129,000
Telestone Technologies Corp. (China) †(a)	115,818	473,696
	$1,134,833,766	$1,134,833,766
	SHARES	VALUE (Note 3)
Information Technology - 9.4% (continued)
Trunkbow International Holdings Ltd. (China) †	151,348	$335,993
Uni-Pixel, Inc. †	38,764	191,107
Varian Semiconductor Equipment Associates, Inc. †	351,957	21,522,171
Visa, Inc., Class A	6,452	553,065
Zarlink Semiconductor, Inc. (Canada) †	1,713,063	6,473,642

		186,520,786

Materials - 6.6%
Anvil Mining Ltd. (Canada) †	454,000	3,318,676
Arch Chemicals, Inc.	551,922	25,896,180
Aurcana Corp. (Canada) †	1,246,774	713,870
BHP Billiton PLC ADR (United Kingdom)	266,798	14,161,638
Calvista Gold Corp. (Canada) †	200,000	129,783
Cereplast, Inc. †	258,156	733,163
China GengSheng Minerals, Inc. (China) †(a)	272,319	245,087
Edgewater Exploration Ltd. (Canada) †	419,350	228,103
Energy Fuels, Inc. (Canada) †	720,000	171,772
Grayd Resource Corp. (Canada) †	3,584,035	8,858,336
Kangaroo Resources Ltd. (Australia) (2)†	5,982,712	896,934
Lion One Metals Ltd. (Canada) (3)†(b)	775,282	880,414
Metals USA Holdings Corp. †	14,616	130,813
Mines Management, Inc. †	16,120	26,276
Monsanto Co.	3,820	229,353
Mosaic Co./The	45,000	2,203,650
Nalco Holding Co.	1,020,085	35,682,573
Northgate Minerals Corp. (Canada) †	2,686,441	9,024,022
Peregrine Metals Ltd. (Canada) †	2,797,237	5,632,379
Pretium Resources, Inc. (Canada) †	37,500	357,143
Quaker Chemical Corp.	3,650	94,608
Solitario Exploration & Royalty Corp. †	59,250	101,910
Southern Arc Minerals, Inc. (Canada) (3)†(b)	248,481	218,153
Steel Dynamics, Inc.	161	1,597
Temple-Inland, Inc.	674,134	21,147,584

		131,084,017

Telecommunication Services - 3.1%
Global Crossing Ltd. (Bermuda) †	288,010	6,886,319

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	$1,134,833,766	$1,134,833,766
	SHARES	VALUE (Note 3)
Telecommunication Services - 3.1% (continued)
PAETEC Holding Corp. †	2,243,710	$11,869,226
Telephone & Data Systems, Inc.
Special Shares	2,073,032	40,983,843
Towerstream Corp. †	75,000	192,000
XO holdings,Inc. O Shares (3)†(b)	1,366,340	—
Zentiva NV (3)†(b)	1	1,262,700

		61,194,088

Utilities - 7.3%
Central Vermont Public Service Corp.	242,442	8,536,383
China Hydroelectric Corp. ADR (China) †	16,464	34,245
Constellation Energy Group, Inc.	1,178,072	44,837,420
DPL, Inc.	471,628	14,214,868
Nicor, Inc.	312,332	17,181,383
NSTAR	174,837	7,834,446
Pennichuck Corp.	107,341	3,003,401
Progress Energy, Inc.	912,707	47,205,206
Questar Corp.	54,587	966,736

		143,814,088

TOTAL COMMON STOCKS (Cost $1,195,137,013)		1,134,833,766

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

CONVERTIBLE PREFERRED STOCKS - 4.4%	MOODY’S RATING*		SHARES	VALUE (Note 3)
Consumer Discretionary - 0.1%
Beazer Homes USA, Inc., $25.00 par, 7.250%	NR		52,875	$455,783
Goodyear Tire & Rubber Co./The, $50.00 par, 5.875% (2)	NR		16,500	640,406

				1,096,189

Consumer Staples - 0.4%
Universal Corp., Perpetual, $1,000.00 par, 6.750%	BB	**	8,350	7,849,000

Energy - 0.7%
Chesapeake Energy Corp., Perpetual 144A, $1,000.00 par, 5.750% (2)(d)	B+	**	10,000	10,962,500
Energy XXI Bermuda Ltd., Perpetual (Bermuda), $250.00 par, 5.625% (2)	NR		9,535	2,467,181
Superior Well Services, Inc., Perpetual, Series A, $1,000.00 par, 4.000% (2)	NR		1,169	864,335
Whiting Petroleum Corp., Perpetual, $100.00 par, 6.250%	B	**	1,144	192,192

				14,486,208

Financials - 1.7%
Ally Financial, Inc., Perpetual 144A, $1,000.00 par, 7.000% (2)(d)	B3		2,175	1,456,502
Boston Private Capital Trust I, $50.00 par, 4.875% (2)	NR		3,750	113,672
Dole Food Automatic Common Exchange 144A, $12.50 par, 7.000% (2)†(d)	NR		62,250	609,857
Jack Cooper Holdings Corp. 144A, $99.08 par, 12.750% (2)(d)	NR		6,950,000	6,950,000
Jack Cooper Holdings Corp., Perpetual 144A, $100.00 par, 0.000% (2)†(d)(e)	NR		2,000	188,000
MF Global Holdings Ltd., Perpetual, $100.00 par, 9.750% (2)	NR		19,550	1,735,063
SLM Corp., Perpetual, Series A, $50.00 par, 6.970%	Ba3		12,500	526,125
Sovereign Capital Trust IV, $50.00 par, 4.375% (2)	Baa3		415,050	20,026,162
UBS AG (Switzerland), $25.00 par, 9.375% (2)	NR		26,000	309,140
Wells Fargo & Co., Perpetual, Series L, $1,000.00 par, 7.500%	Baa3		500	516,530

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	MOODY’S RATING*				SHARES	VALUE (Note 3)
Financials - 1.7% (continued)
Wintrust Financial Corp., $50.00 par, 7.500% (2)	NR				24,300	$1,069,200

						33,500,251

Industrials - 0.4%
Nielsen Holdings NV (Netherlands), $50.00 par, 6.250% (2)†	B	**			6,800	364,225
Tempel Steel Co. 144A, $97.00 par, 12.000% (2)†(d)	B3				5,625,000	6,025,781
Timberjack Corp., $188,000.00 par, 8.000% (3)†(b)	NR				188,000	1,462,227

						7,852,233

Information Technology - 0.3%
Authentidate Holding Corp., $1.60 par, 15.000% (3)†(b)	NR				218,000	604,885
Cadence Design Systems, Inc., $1,000.00 par, 2.625% (2)†(c)	NR				3,325,000	4,613,437
Unisys Corp., Series A, $100.00 par, 6.250% (2)	NR				9,400	535,800

						5,754,122

Materials - 0.7%
North Atlantic Trading Co. 144A, $97.00 par, 19.000% (2)†(c)(d)	Caa2				2,000,000	1,910,000
North Atlantic Trading Co. 144A, $98.00 par, 11.500% (2)†(c)(d)	B2				5,625,000	5,273,438
Standard Steel LLC/Standard Steel Finance Corp. 144A, $96.40 par, 12.000% (2)†(d)	B3				5,631,000	6,391,185

						13,574,623

Utilities - 0.1%
PPL Corp., $50.00 par, 8.750% (2)	NR				44,700	2,427,210

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $88,125,118)						86,539,836

CORPORATE BONDS - 16.8%			INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)
Communications - 0.6%
Global Crossing UK Finance plc (United Kingdom) (2)(c)	B3		10.750%	12/15/14	$1,835	1,853,350
Interactive Network, Inc./FriendFinder Networks, Inc. 144A (2)(c)(d)	B	**	14.000%	09/30/13	856	856,454
Interactive Network, Inc./FriendFinder Networks, Inc. 144A (2)(d)(f)	CCC+	**	11.500%	04/30/14	2,406	1,563,778
Primus Telecommunications Holding, Inc./Primus Telecommunications Canada, Inc. 144A (2)(d)	WR		13.000%	12/15/16	1,150	1,126,712

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	MOODY’S RATING*		INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)		VALUE (Note 3)
Communications - 0.6% (continued)
WCP Wireless Site Funding LLC/WCP Wireless Site RE Funding LLC 144A (2)(d)	NR		6.829%	11/15/15		$3,325	$3,461,571
WCP Wireless Site Funding LLC/WCP Wireless Site RE Funding LLC 144A (2)(d)	NR		9.247%	11/15/15		3,000	3,079,676

							11,941,541

Consumer Discretionary - 3.0%
American Airlines Equipment Trust 1990, Series 90-Y (2)(c)	Caa1		11.000%	05/07/14		1,966	1,848,429
Baker & Taylor, Inc. 144A (2)(c)(d)	B3		11.500%	07/01/13		3,250	2,453,750
Broder Brothers Co. 144A (2)(c)(d)(f)	NR		12.000%	10/15/13		3,975	3,915,375
Brookstone Co., Inc. 144A (2)(d)	CCC+	**	13.000%	10/15/14		516	363,780
Eastman Kodak Co. (2)(c)	NR		7.000%	04/01/17		3,500	892,500
Empire Today LLC/Empire Today Finance Corp. 144A (2)(c)(d)	B3		11.375%	02/01/17		3,250	2,973,750
GameStop Corp./GameStop, Inc. (2)(c)	Ba1		8.000%	10/01/12		1,083	1,084,354
Goodyear Tire & Rubber Co./The (2)	B1		10.500%	05/15/16		2,976	3,221,520
Lennar Corp., Series B (2)	B3		5.950%	10/17/11		9,600	9,604,800
Mandalay Resort Group (2)(c)	Caa1		6.375%	12/15/11		3,575	3,539,250
MGM Resorts International (2)(c)	Caa1		4.250%	04/15/15		6,375	5,602,031
Pegasus Solutions, Inc. 144A (2)(d)(f)	NR		13.000%	04/15/14		3,132	2,959,996
Sally Holdings LLC/Sally Capital, Inc. (2)(c)	B2		9.250%	11/15/14		5,500	5,610,000
TRW Automotive, Inc. (2)(c)	BB-	**	3.500%	12/01/15		5,850	7,912,125
Unifi, Inc. (2)(c)	Caa1		11.500%	05/15/14		2,721	2,755,013
Wallace Theater Holdings, Inc., Series UNIT 144A (2)(d)(e)	CCC	**	12.500%	06/15/13		4,675	4,569,812

							59,306,485

Consumer Staples - 0.5%
Diversey, Inc. (2)	B3		8.250%	11/15/19		75	89,438
Great Atlantic & Pacific Tea Co., Inc./The 144A (2)(c)(d)	WR		11.375%	08/01/15		3,555	3,235,050
Smithfield Foods, Inc. (2)(c)	B+	**	4.000%	06/30/13		5,475	6,043,031
Vector Group Ltd. (2)	B1		11.000%	08/15/15		1,700	1,709,562

							11,077,081

Energy - 2.2%
Black Elk Energy Offshore Operations LLC and Black Elk Finance Corp. (2)(c)	B-	**	13.750%	12/01/15		5,800	5,771,000
CCS, Inc. 144A (Canada) (2)(c)(d)	Caa2		11.000%	11/15/15		4,800	4,416,000
Global Industries Ltd. (2)(c)	NR		2.750%	08/01/27		12,600	12,316,500
Global Rig Co. (Norway) (2)	NR		13.000%	06/09/15		3,800	3,762,000
Golden Close Maritime Corp.
Ltd. MTN (Bermuda) (2)	NR		11.000%	12/09/15		2,500	2,537,500
Harvest Operations Corp. (Canada) (2)(c)	NR		7.500%	05/31/15	CAD	275	271,615
InterOil ASA (Norway) (2)	NR		15.000%	03/14/14	NOK	6,500	1,029,751
James River Coal Co. (2)(c)	B2		4.500%	12/01/15		$500	380,000

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	MOODY’S RATING*		INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)		VALUE (Note 3)
Energy - 2.2% (continued)
Panoro Energy ASA 144A (Norway) (2)(d)	NR		12.000%	11/15/18		$2,300	$2,208,000
Polarcus Alima AS (Norway) (2)	NR		12.500%	10/29/15		3,800	3,610,000
RDS Ultra-Deepwater Ltd. 144A (Cayman Islands) (2)(c)(d)	B3		11.875%	03/15/17		845	885,138
Regency Energy Partners LP/Regency Energy Finance Corp. (2)	B1		9.375%	06/01/16		5,786	6,263,345
Sevan Marine ASA (Norway) (2)	NR		14.000%	12/22/14	NOK	12,000	470,179
Sevan Marine ASA 144A (Norway) (2)(d)	NR		12.000%	08/10/15		$1,000	680,000

							44,601,028

Financials - 3.9%
Ally Financial, Inc. (2)(c)	B1		6.000%	12/15/11		810	813,037
Avatar Holdings, Inc. (2)(c)	NR		7.500%	02/15/16		5,900	5,612,375
Bankrate, Inc. (2)(c)	B1		11.750%	07/15/15		1,077	1,206,240
CIT Group, Inc. (2)(c)	B2		7.000%	05/01/14		2,830	2,886,788
CNG Holdings, Inc. 144A (2)(c)(d)	B3		12.250%	02/15/15		5,975	6,214,000
CNO Financial Group, Inc. (2)(c)	B2		7.000%	12/30/16		3,635	4,457,419
CNO Financial Group, Inc., Series UNRE (2)(c)	NR		7.000%	12/30/16		2,367	2,902,534
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (2)(c)	Ba3		8.000%	01/15/18		2,055	2,047,294
ING Capital Funding Trust III, Perpetual Bond, Series 9 (2)(c)(e)	B1		3.969%	12/31/49		3,875	2,898,101
Jasper Explorer Ltd. (Cyprus) (2)	NR		13.500%	05/27/16		6,000	5,280,000
Landry’s Holdings, Inc. 144A (2)(c)(d)	Caa1		11.500%	06/01/14		1,545	1,429,125
Liberty Mutual Group, Inc. 144A (2)(d)(e)	Baa3		10.750%	06/15/58		3,550	4,224,500
MF Global Holdings Ltd. (2)(c)	Baa2		3.375%	08/01/18		2,750	2,151,875
Offshore Group Investments Ltd. (Cayman Islands) (2)(c)	B3		11.500%	08/01/15		1,950	2,008,500
Offshore Group Investments Ltd. 144A (Cayman Islands) (2)(c)(d)	B3		11.500%	08/01/15		450	463,500
Rare Restaurant Group LLC/RRG Finance Corp. 144A (2)(c)(d)	WR		9.250%	05/15/14		1,300	929,500
Rouse Co. LP (The) (2)(c)	BB+	**	6.750%	11/09/15		4,045	4,024,775
Speedy Cash, Inc. 144A (2)(c)(d)	B3		10.750%	05/15/18		9,175	9,243,812
Springleaf Finance Corp. MTN (2)	B3		5.200%	12/15/11		5,575	5,477,438
Synovus Financial Corp. (2)(c)	B3		5.125%	06/15/17		1,375	1,161,875
TMX Finance LLC/TitleMax Finance Corp. (2)(c)	B2		13.250%	07/15/15		5,905	6,347,875
TMX Finance LLC/TitleMax Finance Corp. 144A (2)(c)(d)	B2		13.250%	07/15/15		1,375	1,478,125
Washington Mutual, Inc. (2)(c)(g)	WR		4.000%	01/15/09		3,050	3,233,000

							76,491,688

Health Care - 2.0%
Adcare Health Systems, Inc. (3)(b)	NR		10.000%	10/26/13		1,850	1,910,767
Cephalon, Inc. (2)(c)	NR		2.500%	05/01/14		11,271	13,933,774
Incyte Corp. Ltd. (2)(c)	NR		4.750%	10/01/15		1,000	1,772,500

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	MOODY’S RATING*		INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)		VALUE (Note 3)
Health Care - 2.0% (continued)
Kinetic Concepts, Inc. 144A (2)(c)(d)	BB-	**	3.250%	04/15/15		$4,260	$5,990,625
KV Pharmaceutical Co., Series WI (2)	NR		12.000%	03/15/15		8,175	5,599,875
MannKind Corp. (2)	NR		5.750%	08/15/15		1,540	1,176,175
Merge Healthcare, Inc. (2)(c)	B2		11.750%	05/01/15		1,930	1,958,950
Omnicare, Inc. (2)(c)	Ba3		6.125%	06/01/13		652	652,782
Omnicare, Inc. (2)(c)	Ba3		3.750%	12/15/25		2,400	2,685,000
PDL BioPharma, Inc. 144A (2)(c)(d)	NR		2.875%	02/15/15		1,400	1,400,000
Tenet Healthcare Corp. (2)(c)	Caa1		6.375%	12/01/11		1,750	1,732,500

							38,812,948

Industrials - 1.3%
Boa Deep C AS (Norway) (2)(e)	NR		8.510%	04/27/16	NOK	18,703	2,931,275
Chart Industries, Inc. (2)	B+	**	2.000%	08/01/18		$1,325	1,232,250
EOAL Cyprus Holdings Ltd. (Cyprus) (2)	NR		15.000%	07/15/14		4,000	3,520,000
Floatel Superior Ltd. (Bahamas) (2)	NR		13.000%	09/02/15		1,100	1,177,000
GenCorp, Inc. (2)(c)	CCC+	**	4.063%	12/31/39		325	280,312
General Cable Corp. (2)(c)(h)	B2		4.500%	11/15/29		3,475	3,127,500
Greenhouse Holdings (3)(b)(g)	NR		12.000%	05/01/12		640	535,158
Hawaiian Holdings, Inc. (2)(c)	NR		5.000%	03/15/16		300	261,375
MasTec, Inc. (2)(c)	NR		4.250%	12/15/14		2,400	3,282,000
Ship Finance International Ltd. (Bermuda) (2)(c)	B1		8.500%	12/15/13		3,250	3,136,250
United Continental Holdings, Inc. (2)	NR		6.860%	04/22/14		4,818	4,817,726
Western Express, Inc. 144A (2)(d)	Caa2		12.500%	04/15/15		2,300	1,541,000

							25,841,846

Information Technology - 1.4%
CDW LLC/CDW Finance Corp. (2)(c)	Caa1		11.000%	10/12/15		8,565	8,543,587
CDW LLC/CDW Finance Corp. (2)(c)(f)	Caa1		11.500%	10/12/15		4,506	4,494,625
KEMET Corp. (2)	NR		2.250%	11/15/26		443	439,678
LDK Solar Co. Ltd., Series EXCH (Cayman Islands) (2)(c)	NR		4.750%	04/15/13		625	400,781
Salesforce.com, Inc. (2)(c)	NR		0.750%	01/15/15		7,500	11,043,750
SouthPeak Interactive Corp. (3)(b)	NR		10.000%	07/19/13		2,500	1,134,855
SouthPeak Interactive Corp. (3)(b)	NR		29.000%	01/31/12		1,075	981,126

							27,038,402

Materials - 0.5%
Appleton Papers, Inc. (2)(c)	B3		11.250%	12/15/15		1,810	1,755,700
Appleton Papers, Inc. 144A (2)(c)(d)	B1		10.500%	06/15/15		600	588,000
Cemex SAB de CV (Mexico) (2)(c)	NR		4.875%	03/15/15		3,200	1,516,000
U.S. Corrugated, Inc. (2)	NR		10.000%	06/01/13		6,618	6,766,905

							10,626,605

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	MOODY’S RATING*		INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Telecommunication Services - 1.4%
Clear Channel Communications, Inc. (2)(c)	Ca		5.000%	03/15/12	$10,375	$10,219,375
FiberTower Corp. (2)(c)	NR		9.000%	01/01/16	4,189	2,555,274
Global Crossing Ltd. (Bermuda) (2)(c)	B2		12.000%	09/15/15	10,275	11,649,281
MediMedia USA, Inc. 144A (2)(c)(d)	Caa2		11.375%	11/15/14	2,350	2,068,000
Morris Publishing Group LLC (2)	NR		10.000%	09/01/14	823	629,213

						27,121,143

TOTAL CORPORATE BONDS (Cost $360,910,148)						332,858,767

CONVERTIBLE BONDS - 31.8%
Communications - 0.0% (i)
Clearwire Communications LLC/Clearwire Finance, Inc. 144A (2)(d)	NR	**	8.250%	12/01/40	700	337,750

Consumer Discretionary - 5.3%
Coinstar, Inc. (2)(c)	BB-	**	4.000%	09/01/14	2,150	2,684,812
DR Horton, Inc., Series DHI (2)(c)	Ba3		2.000%	05/15/14	12,481	12,574,608
Exide Technologies (2)(c)(e)	CCC+	**	0.000%	09/18/13	650	566,312
Gaylord Entertainment Co. 144A (2)(c)(d)	NR		3.750%	10/01/14	2,500	2,531,250
Jakks Pacific, Inc. 144A (2)(c)(d)	NR		4.500%	11/01/14	3,925	5,387,063
Lennar Corp. 144A (2)(c)(d)	B3		2.750%	12/15/20	12,400	11,547,500
Lennar Corp. 144A (2)(c)(d)	B3		2.000%	12/01/20	600	562,500
Liz Claiborne, Inc. 144A (2)(c)(d)	CCC	**	6.000%	06/15/14	6,250	9,914,062
Palm Harbor Homes, Inc. (3)(b)(c)(g)	NR		3.250%	05/15/24	70	7,000
priceline.com, Inc. 144A (2)(c)(d)	BBB-	**	1.250%	03/15/15	12,400	20,010,500
Regis Corp. (2)(c)	NR		5.000%	07/15/14	10,000	11,612,500
Saks, Inc. 144A (2)(c)(d)	NR	**	7.500%	12/01/13	800	1,408,000
Sonic Automotive, Inc. (2)(c)	B+	**	5.000%	10/01/29	14,250	15,692,813
Stewart Enterprises, Inc. (2)(c)	B1		3.125%	07/15/14	25	24,594
Virgin Media, Inc. (2)(c)	B+	**	6.500%	11/15/16	7,000	10,500,000

						105,023,514

Consumer Staples - 1.5%
Alliance One International, Inc. (2)(c)	Caa1		5.500%	07/15/14	4,500	3,639,375
American Oriental Bioengineering, Inc. 144A (2)(c)(d)	NR		5.000%	07/15/15	1,000	400,000
Central European Distribution Corp. (2)(c)	CCC+	**	3.000%	03/15/13	2,475	1,695,375
Chiquita Brands International, Inc. (2)	B-	**	4.250%	08/15/16	5,000	4,450,000
Nash Finch Co. (2)(c)(h)	B3		1.631%	03/15/35	4,275	1,859,625
Rite Aid Corp. (2)(c)	Ca		8.500%	05/15/15	300	274,125
Tyson Foods, Inc. (2)(c)	BB+	**	3.250%	10/15/13	6,600	7,961,250
Vector Group Ltd. (2)(c)(e)	NR		3.750%	11/15/14	6,504	8,560,890
Vector Group Ltd. (2)(c)(e)	NR		3.875%	06/15/26	383	435,184

						29,275,824

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	123,894,753		123,894,753	123,894,753	123,894,753	123,894,753
	MOODY’S RATING*		INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Energy - 2.3%
Bristow Group, Inc. (2)(c)	BB	**	3.000%	06/15/38	$1,000	$995,000
Exterran Holdings, Inc. (2)(c)	BB	**	4.250%	06/15/14	3,675	3,335,062
GMX Resources, Inc. (2)(c)	NR		4.500%	05/01/15	1,875	1,192,969
Goodrich Petroleum Corp. (2)(c)	CCC+	**	5.000%	10/01/29	1,000	901,250
Goodrich Petroleum Corp. (2)(c)	NR		3.250%	12/01/26	2,700	2,713,500
Green Plains Renewable Energy, Inc. 144A (2)(c)(d)	NR		5.750%	11/01/15	4,100	3,848,875
Harvest Natural Resources, Inc. (2)(c)	NR		8.250%	03/01/13	475	736,250
PetroBakken Energy Ltd., Reg S (Canada) (2)(c)	NR		3.125%	02/08/16	5,900	4,720,000
Petrominerales Ltd., Series PMG (Canada) (2)	NR		2.625%	08/25/16	1,900	1,752,750
Pioneer Natural Resources Co. (2)(c)	BB+	**	2.875%	01/15/38	750	897,187
Polarcus Ltd. (Cayman Islands) (2)	NR		2.875%	04/27/16	400	308,600
SESI LLC (2)(h)	BB+	**	1.500%	12/15/26	9,225	9,178,875
Western Refining, Inc. (2)(c)	CCC+	**	5.750%	06/15/14	10,875	14,803,594

						45,383,912

Financials - 6.2%
American Equity Investment Life Holding Co. 144A (2)(c)(d)	NR		5.250%	12/06/29	3,525	3,961,219
American Equity Investment Life Holding Co. 144A (2)(c)(d)	NR		3.500%	09/15/15	6,925	6,639,344
Ares Capital Corp. 144A (2)(c)(d)	BBB	**	5.125%	06/01/16	1,200	1,110,000
BGC Partners, Inc. 144A (2)(c)(d)	BBB-	**	4.500%	07/15/16	1,400	1,260,000
BioMed Realty LP 144A (2)(c)(d)	NR		3.750%	01/15/30	5,150	5,665,000
Boston Properties LP (2)(c)	A-	**	3.750%	05/15/36	5,750	6,260,313
CNO Financial Group, Inc., Series 1 (2)(c)	NR		7.000%	12/30/16	3,963	4,859,629
DDR Corp. (2)(c)	NR		1.750%	11/15/40	8,775	8,062,031
DFC Global Corp. (2)(c)	NR		2.875%	06/30/27	150	160,875
Digital Realty Trust LP 144A (2)(d)	NR		5.500%	04/15/29	8,450	11,856,406
Hilltop Holdings, Inc. (2)(c)	NR		7.500%	08/15/25	998	1,026,693
Host Hotels & Resorts LP 144A (2)(c)(d)	BB+	**	2.500%	10/15/29	15,250	15,917,188
Janus Capital Group, Inc. (2)(c)	Baa3		3.250%	07/15/14	250	243,437
Kilroy Realty LP 144A (2)(c)(d)	NR		4.250%	11/15/14	7,390	7,953,487
KKR Financial Holdings LLC (2)	NR		7.000%	07/15/12	125	128,125
Kohlberg Capital Corp. 144A (2)(c)(d)	NR		8.750%	03/15/16	4,000	3,760,000
Leucadia National Corp. (2)(c)	B2		3.750%	04/15/14	250	295,938
Lexington Realty Trust 144A (2)(c)(d)	NR		6.000%	01/15/30	7,550	8,569,250
MGIC Investment Corp. (2)	CCC+	**	5.000%	05/01/17	10,850	6,076,000
National Financial Partners Corp. (2)(c)	NR		4.000%	06/15/17	4,025	4,301,719
NorthStar Realty Finance LP 144A (2)(c)(d)	NR		7.500%	03/15/31	3,400	2,686,000
Penson Worldwide, Inc. 144A (2)(c)(d)	NR		8.000%	06/01/14	8,515	2,362,912
ProLogis LP (2)(c)	BBB-	**	3.250%	03/15/15	775	766,281
Radian Group, Inc. (2)(c)	CCC+	**	3.000%	11/15/17	5,175	2,548,687
SL Green Operating Partnership LP 144A (2)(c)(d)	NR		3.000%	10/15/17	11,825	11,455,469
Stewart Information Services Corp. (2)	NR		6.000%	10/15/14	6,125	5,818,750

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	MOODY’S RATING*		INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Financials - 6.2% (continued)
World Acceptance Corp. (2)(c)	NR		3.000%	10/01/11	$150	$150,000

						123,894,753

Health Care - 0.5%
Accuray, Inc. 144A (2)(d)	NR		3.750%	08/01/16	700	589,750
China Medical Technologies, Inc. 144A (Cayman Islands) (2)(c)(d)	B+	**	6.250%	12/15/16	2,625	1,568,437
China Medical Technologies, Inc., Series CMT (Cayman Islands) (2)(c)	NR		4.000%	08/15/13	250	159,375
Enzon Pharmaceuticals, Inc. (2)(c)	NR		4.000%	06/01/13	1,850	1,903,188
MannKind Corp. (2)(c)	NR		3.750%	12/15/13	500	283,750
Molina Healthcare, Inc., Series MOH (2)(c)	NR		3.750%	10/01/14	3,375	3,210,469
SonoSite, Inc. (2)(c)	NR		3.750%	07/15/14	1,000	1,052,500
West Pharmaceutical Services, Inc. (2)(c)	NR		4.000%	03/15/47	2,000	1,730,000

						10,497,469

Industrials - 4.5%
Avis Budget Group, Inc. (2)(c)	NR		3.500%	10/01/14	5,525	5,338,531
CBIZ, Inc. 144A (2)(c)(d)	NR		4.875%	10/01/15	1,400	1,550,500
China Linen Textile Industry Ltd.
(Cayman Islands) (3)(b)	NR		7.500%	11/12/12	1,850	1,059,848
EnPro Industries, Inc. (2)(c)	NR		3.938%	10/15/15	3,575	4,004,000
FTI Consulting, Inc. (2)(c)	B1		3.750%	07/15/12	1,325	1,628,094
Genco Shipping & Trading Ltd. (Marshall Islands) (2)(c)	NR		5.000%	08/15/15	500	360,000
General Cable Corp. (2)(c)	Ba3		0.875%	11/15/13	3,000	2,745,000
Hertz Global Holdings, Inc. (2)	B-	**	5.250%	06/01/14	14,500	18,886,250
Kaman Corp. 144A (2)(c)(d)	NR		3.250%	11/15/17	3,800	4,056,500
MasTec, Inc. (2)(c)	NR		4.000%	06/15/14	2,125	2,791,719
Meritor, Inc. (2)(c)(h)	CCC+	**	4.625%	03/01/26	2,000	1,527,500
Navistar International Corp. (2)(c)	B	**	3.000%	10/15/14	6,875	6,823,438
Terex Corp. (2)(c)	Caa1		4.000%	06/01/15	4,500	4,404,375
Textron, Inc., Series TXT (2)(c)	Baa3		4.500%	05/01/13	4,400	6,616,500
Titan International, Inc. 144A (2)(c)(d)	B+	**	5.625%	01/15/17	5,475	9,581,250
Trex Co., Inc. (2)(c)	NR		6.000%	07/01/12	6,970	7,039,700
Ultrapetrol Bahamas Ltd. 144A (Bahamas) (2)(c)(d)	NR		7.250%	01/15/17	900	753,750
United Rentals, Inc. (2)(c)	NR		4.000%	11/15/15	5,850	9,835,312

						89,002,267

Information Technology - 6.0%
Alliance Data Systems Corp. (2)(c)	NR		4.750%	05/15/14	10,500	21,472,500
Alliance Data Systems Corp. (2)(c)	NR		1.750%	08/01/13	3,000	3,795,000
Amkor Technology, Inc. (2)	NR		6.000%	04/15/14	5,950	9,586,938
Arris Group, Inc. (2)(c)	NR		2.000%	11/15/26	650	659,750
Ciena Corp.144A (2)(c)(d)	NR		4.000%	03/15/15	16,075	15,411,906
Concur Technologies, Inc. 144A (2)(c)(d)	NR		2.500%	04/15/15	200	202,750
Convergys Corp. (2)(c)	BB-	**	5.750%	09/15/29	7,825	9,018,313
Digital River, Inc. 144A (2)(c)(d)	NR		2.000%	11/01/30	2,600	2,213,250
DST Systems, Inc., Series C (2)(c)(e)(h)	NR		0.000%	08/15/23	975	1,111,500

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	MOODY’S RATING*		INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)		VALUE (Note 3)
Information Technology - 6.0% (continued)
Equinix, Inc. (2)	B	**	4.750%	06/15/16		$11,050	$14,171,625
Finisar Corp. 144A (2)(c)(d)	NR		5.000%	10/15/29		400	762,500
Hutchinson Technology, Inc. (2)(c)	NR		8.500%	01/15/26		195	133,575
Micron Technology, Inc., Series A 144A (2)(c)(d)	NR		1.500%	08/01/31		400	307,500
ON Semiconductor Corp. (2)(c)	Ba2		1.875%	12/15/25		250	295,000
Photronics, Inc. (2)(c)	NR		5.500%	10/01/14		2,200	2,728,000
Rambus, Inc. (2)(c)	NR		5.000%	06/15/14		6,450	7,103,062
Take-Two Interactive Software, Inc. (2)(c)	NR		4.375%	06/01/14		3,825	5,192,437
THQ, Inc. (2)(c)	NR		5.000%	08/15/14		2,500	2,159,375
TTM Technologies, Inc. (2)(c)	BB-	**	3.250%	05/15/15		2,450	2,437,750
VeriSign, Inc. (2)(c)	NR		3.250%	08/15/37		11,395	11,637,144
Xilinx, Inc. (2)(c)	NR		3.125%	03/15/37		8,225	8,225,000

							118,624,875

Materials - 2.8%
Allegheny Technologies, Inc. (2)	BBB-	**	4.250%	06/01/14		15,150	18,293,625
ArcelorMittal (Luxembourg) (2)(c)	Baa3		5.000%	05/15/14		6,875	7,210,156
Cemex SAB de CV 144A (Mexico) (2)(c)(d)	NR		3.750%	03/15/18		500	233,125
Cemex SAB de CV 144A (Mexico) (2)(c)(d)	NR		3.250%	03/15/16		900	420,750
Cereplast, Inc. 144A (3)(b)(d)	NR		7.000%	06/01/16		4,450	3,258,486
Jaguar Mining, Inc. 144A (Canada) (2)(c)(d)	NR		5.500%	03/31/16		500	451,875
Kaiser Aluminum Corp. 144A (2)(c)(d)	NR		4.500%	04/01/15		300	341,310
Northgate Minerals Corp. (Canada) (2)(c)	NR		3.500%	10/01/16		2,825	3,125,156
RTI International Metals, Inc. (2)(c)	NR		3.000%	12/01/15		5,250	5,223,750
ShengdaTech, Inc. 144A (2)(c)(d)(g)	NR		6.500%	12/15/15		1,200	76,500
ShengdaTech, Inc. 144A (2)(c)(d)(g)	NR		6.000%	06/01/18		200	12,750
Sino-Forest Corp. 144A (Canada) (2)(c)(d)	NR	**	4.250%	12/15/16	CAD	1,525	369,813
Sterlite Industries India Ltd. (India) (2)(c)	NR		4.000%	10/30/14		$5,350	4,500,687
Stillwater Mining Co. (2)(c)	B+	**	1.875%	03/15/28		1,000	930,000
United States Steel Corp. (2)	Ba2		4.000%	05/15/14		9,934	10,356,195

							54,804,178

Telecommunication Services - 2.7%
Level 3 Communications, Inc. (2)(c)	CCC	**	15.000%	01/15/13		10,975	13,979,406
Level 3 Communications, Inc. (2)(c)	NR		6.500%	10/01/16		8,525	12,105,500
Level 3 Communications, Inc. (2)(c)	Caa3		3.500%	06/15/12		500	493,125
Level 3 Communications, Inc., Series B (2)(c)	NR		7.000%	03/15/15		1,280	1,529,600
NII Holdings, Inc. (2)(c)	B-	**	3.125%	06/15/12		1,980	1,994,850
Powerwave Technologies, Inc. 144A (2)(d)	NR		2.750%	07/15/41		3,900	3,480,750
tw telecom inc (2)(c)	B3		2.375%	04/01/26		1,075	1,177,125

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	MOODY’S RATING*		INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Telecommunication Services - 2.7% (continued)
XM Satellite Radio, Inc. 144A (2)(d)	BB-	**	7.000%	12/01/14	$16,100	$18,756,500

						53,516,856

TOTAL CONVERTIBLE BONDS (Cost $696,220,660)						630,361,398

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	2,323,626,507	2,323,626,507
CLOSED END FUNDS - 1.9%	SHARES	VALUE (Note 3)
Advent Claymore Enhanced Growth & Income Fund	384	$3,502
Advent Claymore Global Convertible Securities & Income Fund	1,796	11,315
Apollo Senior Floating Rate Fund, Inc.	14,857	234,146
ASA Gold and Precious Metals Ltd. (Bermuda)	33,003	890,751
Avenue Income Credit Strategies Fund	385	5,967
Blackrock Core Bond Trust	191,580	2,484,793
BlackRock Corporate High Yield Fund III, Inc.	34,928	225,984
BlackRock Corporate High Yield Fund V, Inc.	40,077	432,832
BlackRock Corporate High Yield Fund VI, Inc.	516	5,454
BlackRock Credit Allocation Income Trust II, Inc.	295,220	2,757,355
Blackrock Credit Allocation Income Trust III, Inc.	161,065	1,591,322
Blackrock Credit Allocation Income Trust IV	275,658	3,164,554
BlackRock Diversified Income Strategies Fund, Inc.	3,015	27,708
BlackRock Floating Rate Income	1,460	18,498
BlackRock Floating Rate Income Strategies Fund II, Inc.	3,477	40,438
BlackRock Floating Rate Income Strategies Fund, Inc.	6,103	77,691
BlackRock Income Opportunity Trust, Inc.	220,694	2,165,008
BlackRock Limited Duration Income Trust	2,748	43,666
Blackrock Resources & Commodities Strategy Trust	1,663	22,367
Blackstone/GSO Long-Short Credit Income Fund	199	3,433
Blackstone/GSO Senior Floating Rate Term Fund	678	11,980
Calamos Convertible and High Income Fund	5,486	60,895
CBRE Clarion Global Real Estate Income Fund	26,713	178,710
Clough Global Equity Fund	933	10,888
Cohen & Steers Global Income Builder, Inc.	5,454	47,341
Duff & Phelps Utility and Corporate Bond Trust, Inc.	11,344	130,683
Eaton Vance Enhanced Equity Income Fund	51,947	508,042
Eaton Vance Enhanced Equity Income Fund II	40,995	404,211
Eaton Vance Floating-Rate Income Trust	5,878	82,821
Eaton Vance Limited Duration Income Fund	24,644	361,281
	2,323,626,507	2,323,626,507
	SHARES	VALUE (Note 3)
CLOSED END FUNDS - 1.9% (continued)
Eaton Vance Risk-Managed Diversified Equity Income Fund	257,046	$2,814,654
Eaton Vance Senior Floating-Rate Trust	2,504	35,582
Eaton Vance Senior Income Trust	12,773	80,598
Eaton Vance Short Duration Diversified Income Fund	876	14,095
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	122,194	1,192,613
Eaton Vance Tax-Advantaged Dividend Income Fund	5,061	69,184
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	6,459	105,540
Eaton Vance Tax-Managed Buy-Write Income Fund	22,768	264,564
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	63,851	697,253
Eaton Vance Tax-Managed Diversified Equity Income Fund	152,061	1,297,080
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	236,468	1,891,744
First Opportunity Fund, Inc.†	10,643	64,284
First Trust Aberdeen Emerging Opportunity Fund	3,529	60,911
First Trust High Income Long/Short Fund	21,466	343,885
Fort Dearborn Income Securities, Inc.	2,193	35,241
Gabelli Global Multimedia Trust, Inc.	11,493	71,946
ING Emerging Markets High Dividend Equity Fund	1,673	22,468
ING Prime Rate Trust	16,644	85,217
Invesco Van Kampen Bond Fund	75,527	1,490,903
Invesco Van Kampen Dynamic Credit Opportunities Fund	39,613	421,878
John Hancock Hedged Equity & Income Fund	368	5,288
Lazard Global Total Return and Income Fund, Inc.	217	2,784
LMP Corporate Loan Fund, Inc.	100	1,069
LMP Real Estate Income Fund, Inc.	2,326	20,213
Madison/Claymore Covered Call & Equity Strategy Fund	11,798	83,884
Montgomery Street Income Securities, Inc.	6,169	96,236
Morgan Stanley Emerging Markets Fund, Inc.	6,706	84,160
Morgan Stanley Income Securities, Inc.	31,890	548,508

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	2,323,626,507	2,323,626,507
	SHARES	VALUE (Note 3)
CLOSED END FUNDS - 1.9% (continued)
Nuveen Equity Premium Advantage Fund	11,209	$123,075
Nuveen Equity Premium and Growth Fund	10,955	125,873
Nuveen Equity Premium Income Fund	14,111	150,705
Nuveen Equity Premium Opportunity Fund	13,983	151,995
Nuveen Floating Rate Income Opportunity Fund	1,566	16,349
Nuveen Quality Preferred Income Fund	176,274	1,327,343
Nuveen Quality Preferred Income Fund II	417,541	3,164,961
Nuveen Quality Preferred Income Fund III	54,427	402,760
Nuveen Short Duration Credit Opportunities Fund	3,434	58,893
Nuveen Tax-Advantaged Total Return Strategy Fund	1,665	16,284
Petroleum & Resources Corp.	13,925	314,983
Pioneer Floating Rate Trust	536	6,368
Royce Focus Trust, Inc.	75,561	456,388
Wells Fargo Advantage Multi-Sector Income Fund	15,379	218,536
Western Asset Global Corporate Defined Opportunity Fund, Inc.	127,838	2,210,319
Western Asset Income Fund	29,339	388,448
Western Asset Investment Grade Defined Opportunity Trust, Inc.	11,408	244,702

TOTAL CLOSED END FUNDS (Cost $38,813,820)		37,283,400

EXCHANGE TRADED FUNDS - 0.2%
Sprott Physical Gold Trust (Canada) †
(Cost $3,545,866)	303,963	4,264,601

WARRANTS - 1.0%
Consumer Discretionary - 0.0% (i)
China XD Plastics Co. Ltd. (3)†(b)	183,332	18
Kandi Technologies Corp. (3)†(b)	169,478	29,269

		29,287

Consumer Staples - 0.0% (i)
Celsius Holdings, Inc. †	52,500	525
HQ Sustainable Maritime Industries, Inc. (3)†(b)	62,284	6

		531

Energy - 0.0% (i)
Camac Energy, Inc. (3)†(b)	88,191	6,685
	2,323,626,507	2,323,626,507
	SHARES	VALUE (Note 3)
Energy - 0.0% (i) (continued)
China Integrated Energy, Inc. (China) (3)†(b)	195,194	$19
Plug Power, Inc. (3)†(b)	88,875	39,372
Syntroleum Corp. (3)†(b)	253,165	36,532
Uranium Energy Corp. (3)†(b)	297,221	148

		82,756

Financials - 0.8%
Australia Acquisition Corp. (Australia) †(c)	612,000	153,000
Boston Private Financial Holdings, Inc. †	97,674	146,511
Cazador Acquisition Corp. Ltd. (Cayman Islands) †	319,668	95,900
Comerica, Inc. †	9,708	10,970
Comerica, Inc. †	357,756	1,699,341
European CleanTech SE (Germany) (2)†	621,000	16,640
exceet Group SE (Germany) (2)†	72,000	24,115
FlatWorld Acquisition Corp. (Virgin Islands, British) †	219,450	65,835
Gerova Financial Group Ltd. (3)†(b)	138,792	14
Hicks Acquisition Co. II, Inc. †	810,000	364,500
Italy1 Investment SA (Luxembourg) (3)†(b)	590,301	367,748
Jack Cooper Holdings Corp. †	448	24,640
Jack Cooper Holdings Corp. †	1,775	97,625
JWC Acquisition Corp. †	1,032,750	568,013
L&L Acquisition Corp. †	306,000	128,520
Lincoln National Corp. †	310,412	2,874,415
Lone Oak Acquisition Corp. †	328,820	98,646
MSCIR (3)†(b)	243,000	34,700
Nautilus Marine Acquisition Corp. (Greece) †	777,600	233,280
Prime Acquisition Corp. †	423,935	190,771
RLJ Acquisition, Inc. †	974,044	389,618
Signature Bank †	107,610	2,635,369
Texas Capital Bancshares, Inc. †	16,077	169,452
Trio Merger Corp. †	456,000	296,400
Valley National Bancorp †	49,509	79,214
Wells Fargo & Co. †	58,404	450,295
Wintrust Financial Corp. †	415,782	4,827,229

		16,042,761

Health Care - 0.1%
Access Pharmaceuticals, Inc. (3)†(b)	68,407	4,337
Bionovo, Inc. (3)†(b)	39,373	5,083
Cormedix, Inc. †(c)	75,400	18,850

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	2,323,626,507	2,323,626,507
	SHARES	VALUE (Note 3)
Health Care - 0.1% (continued)
CryoPort, Inc. (3)†(b)	571,428	$207,086
CryoPort, Inc. (3)†(b)	1,133,397	425,477
CytRx Corp. (3)†(b)	2,268,000	98,204
InspireMD, Inc. (3)†(b)	67,911	67,334
IntelliPharmaCeutics International, Inc., Series A (3)†(b)	220,000	256,014
IntelliPharmaCeutics International, Inc., Series B (3)†(b)	220,000	175,736
Opexa Therapeutics, Inc. (3)†(b)	47,362	10,173
Pluristem Therapeutics, Inc. (3)†(b)	173,242	100,082
Provectus Pharmaceuticals, Inc., Series A (3)†(b)	881,558	113,192
Provectus Pharmaceuticals, Inc., Series C (3)†(b)	617,090	79,234
ReGeneRx Biopharmaceuticals, Inc. †	240,000	9,600
Repros Therapeutics, Inc. (3)†(b)	92,675	114,157
Rosetta Genomics Ltd. (Israel) (3)†(b)	191,250	26,087
Rosetta Genomics Ltd. (Israel) (3)†(b)	496,961	82,297
RXi Pharmaceuticals Corp. (3)†(b)	144,175	42,099
RXi Pharmaceuticals Corp. (3)†(b)	144,175	15,730

		1,850,772

Industrials - 0.0% (i)
Advanced Battery Technologies, Inc. (3)†(b)	482,500	48
China Wood, Inc. (3)†(b)	94,000	399,331
Greenhouse Holdings (3)†(b)	256,092	1,716
Plastec Technologies Ltd. (Cayman Islands) †	56,004	9,521
Spherix, Inc. (3)†(b)	196,441	1,689

		412,305

Information Technology - 0.0% (i)
Authentidate Holding Corp. (3)†(b)	1,090,000	297,134
Magic Software Enterprises Ltd. (Israel) (3)†(b)	132,782	78,633
Orckit Communications Ltd. (Israel) (3)†(b)	84,282	10,021
SinoHub, Inc. (China) (3)†(b)	267,392	1,150

		386,938

Materials - 0.1%
Aurcana Corp. (Canada) (3)†(b)	623,387	107,597
Calvista Gold Corp. (Canada) †(c)	100,000	6,680
Cereplast, Inc. (3)†(b)	64,539	23,260
	2,323,626,507	2,323,626,507
	SHARES	VALUE (Note 3)
Materials - 0.1% (continued)
China GengSheng Minerals, Inc. (China) (3)†(b)	195,194	$19
China Shen Zhou Mining & Resources, Inc. (China) (3)†(b)	66,762	3,078
Edgewater Exploration Ltd. (Canada) (3)†(b)	250,000	11,380
Energy Fuels, Inc. (Canada) (3)†(b)	360,000	12,848
Kangaroo Resources Ltd. (Australia) (3)†(b)	24,137,931	1,132,069
Kinross Gold Corp. (Canada) †	37,797	88,009
Lion One Metals Ltd. (3)†(b)	387,641	504
Pretium Resources, Inc. (Canada) †	18,750	25,945

		1,411,389

Utilities - 0.0% (i)
China Hydroelectric Corp. †	24,500	2,940

TOTAL WARRANTS (Cost $23,637,830)		20,219,679

MONEY MARKET FUNDS - 3.7%
J.P. Morgan Prime Money Market Fund Capital Shares, 0.100% (2)(j)(k)	12,101,776	12,101,777
JPMorgan U.S. Treasury Plus Money Market Fund, 0.000% (2)(j)(k)	61,640,288	61,640,288

TOTAL MONEY MARKET FUNDS (Cost $73,742,065)		73,742,065

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 0.2%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.100% (2)(j)(l)
(Cost $3,522,995)	3,522,995	3,522,995

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (Cost $2,483,655,515)		2,323,626,507

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	2,323,626,507	2,323,626,507
SECURITIES SOLD SHORT - (40.8)%	SHARES	VALUE (Note 3)
COMMON STOCKS - (38.7)%

Consumer Discretionary - (5.0)%
Beazer Homes USA, Inc. †	(214,307)	$(323,604)
Carnival Corp. (Panama)	(372,181)	(11,277,084)
Coinstar, Inc. †	(41,036)	(1,641,440)
DR Horton, Inc.	(415,714)	(3,758,055)
Eastman Kodak Co. †	(224,464)	(175,104)
Exide Technologies†	(5,392)	(21,568)
Gaylord Entertainment Co. †	(53,168)	(1,028,269)
Goodyear Tire & Rubber Co./The †	(45,800)	(462,122)
Jakks Pacific, Inc.	(181,154)	(3,432,868)
Lennar Corp., Class A	(421,674)	(5,709,466)
Liberty Global, Inc., Class A †	(165,834)	(5,999,874)
Liz Claiborne, Inc. †	(1,520,578)	(7,602,890)
MGM Resorts International †	(199,077)	(1,849,425)
priceline.com, Inc. †	(35,197)	(15,819,644)
Regis Corp.	(420,281)	(5,921,759)
Saks, Inc. †	(127,874)	(1,118,898)
Sirius XM Radio, Inc. †	(5,956,916)	(8,994,943)
Sonic Automotive, Inc., Class A	(702,870)	(7,583,967)
Stewart Enterprises, Inc., Class A	(580)	(3,451)
TRW Automotive Holdings Corp. †	(150,500)	(4,925,865)
Viacom, Inc., Class A	(71,249)	(3,445,602)
Virgin Media, Inc.	(311,385)	(7,582,225)

		(98,678,123)

Consumer Staples - (1.1)%
Alliance One International, Inc. †	(418,409)	(1,020,918)
American Oriental Bioengineering, Inc. (China) †	(9,522)	(5,999)
Beam, Inc. †	(4,066)	(168,983)
Bunge Ltd. (Bermuda)	(30)	(1,748)
Central Garden and Pet Co., Class A †	(115,216)	(815,729)
Chiquita Brands International, Inc. †	(99,135)	(826,786)
Dole Food Co., Inc. †	(49,864)	(498,640)
Embotelladora Andina SA, Class B ADR (Chile)	(10,000)	(245,000)
Green Mountain Coffee Roasters, Inc. †	(31,981)	(2,972,314)
Nash Finch Co.	(5,316)	(143,160)
Rite Aid Corp. †	(57,387)	(56,239)
	2,323,626,507	2,323,626,507
	SHARES	VALUE (Note 3)
Consumer Staples - (1.1)% (continued)
Smithfield Foods, Inc. †	(130,260)	$(2,540,070)
Tyson Foods, Inc., Class A	(250,030)	(4,340,521)
Universal Corp.	(108,301)	(3,883,674)
Vector Group Ltd.	(247,771)	(4,256,706)

		(21,776,487)

Energy - (3.2)%
Boardwalk Pipeline Partners LP	(2,300)	(58,972)
Bristow Group, Inc.	(9,098)	(386,028)
Chesapeake Energy Corp.	(284,631)	(7,272,322)
Dawson Geophysical Co. †	(28,986)	(683,490)
Diamond Offshore Drilling, Inc.	(1,240)	(67,878)
Energy Transfer Equity LP	(82,531)	(2,870,428)
Energy XXI Bermuda Ltd. (Bermuda) †	(79,673)	(1,708,986)
Exterran Holdings, Inc. †	(53,940)	(524,297)
GMX Resources, Inc. †	(20,022)	(45,450)
Goodrich Petroleum Corp. †	(8,274)	(97,799)
Green Plains Renewable Energy, Inc. †	(186,020)	(1,735,567)
Harvest Natural Resources, Inc. †	(83,146)	(712,561)
James River Coal Co. †	(7,900)	(50,323)
PetroBakken Energy Ltd., Class A (Canada)	(2,035)	(13,108)
Petrominerales Ltd. (Colombia)	(35,990)	(707,504)
Pioneer Natural Resources Co.	(10,075)	(662,633)
Polarcus Ltd. (United Arab Emirates) (2)†	(105,360)	(52,925)
Royal Dutch Shell PLC, Class B ADR (Netherlands)	(558,618)	(34,662,247)
Superior Energy Services, Inc. †	(2,100)	(55,104)
Western Refining, Inc. †	(825,715)	(10,288,409)
Whiting Petroleum Corp. †	(4,750)	(166,630)

		(62,822,661)

Financials - (6.2)%
American Equity Investment Life Holding Co.	(550,364)	(4,815,685)
Ares Capital Corp.	(16,985)	(233,883)
Avatar Holdings, Inc. †	(44,338)	(362,685)
BankUnited, Inc.	(12,467)	(258,815)
BGC Partners, Inc., Class A	(44,135)	(266,134)
BioMed Realty Trust, Inc. REIT	(157,545)	(2,610,521)
Boston Private Financial Holdings, Inc.	(61,691)	(362,743)
Boston Properties, Inc. REIT	(26,752)	(2,383,603)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Financials - (6.2)% (continued)
Brookline Bancorp, Inc.	(216,675)	$(1,670,564)
CNA Financial Corp.	(4,275)	(96,059)
CNO Financial Group, Inc. †	(1,397,804)	(7,562,120)
Comerica, Inc.	(215,038)	(4,939,423)
DDR Corp. REIT	(279,287)	(3,044,228)
Deutsche Boerse AG - New (Germany) (2)†	(282,888)	(14,307,220)
Deutsche Boerse AG (Germany) (2)	(353)	(17,797)
DFC Global Corp. †	(3,633)	(79,381)
Digital Realty Trust, Inc. REIT	(154,550)	(8,524,978)
FNB Corp.	(502,588)	(4,307,179)
Hilltop Holdings, Inc. †	(31,748)	(228,903)
Host Hotels & Resorts, Inc. REIT	(702,724)	(7,687,801)
Kilroy Realty Corp. REIT	(92,508)	(2,895,500)
KKR Financial Holdings LLC	(700)	(5,201)
Leucadia National Corp.	(7,680)	(174,182)
Lexington Realty Trust REIT	(660,758)	(4,321,357)
Lincoln National Corp.	(262,174)	(4,097,780)
MF Global Holdings Ltd. †	(335,663)	(1,386,288)
MGIC Investment Corp. †	(460,241)	(860,651)
Nara Bancorp, Inc. †	(672,043)	(4,079,301)
National Financial Partners Corp. †	(251,725)	(2,753,872)
NorthStar Realty Finance Corp. REIT	(163,647)	(540,035)
Park Sterling Corp. †	(89,290)	(305,372)
Penson Worldwide, Inc. †	(217,998)	(316,097)
PMI Group, Inc./The†	(291)	(58)
ProLogis, Inc. REIT	(7,746)	(187,841)
Radian Group, Inc.	(307,798)	(674,078)
Signature Bank †	(93,513)	(4,463,375)
SL Green Realty Corp. REIT	(78,595)	(4,570,299)
Stewart Information Services Corp.	(209,314)	(1,850,336)
Susquehanna Bancshares, Inc.	(2,093,281)	(11,450,247)
Texas Capital Bancshares, Inc. †	(13,839)	(316,221)
Valley National Bancorp	(357,598)	(3,786,963)
Wells Fargo & Co.	(34,293)	(827,147)
Wintrust Financial Corp.	(348,722)	(9,000,515)
World Acceptance Corp. †	(1)	(56)

		(122,622,494)

Health Care - (1.3)%
Accuray, Inc. †	(41,844)	(168,213)

	SHARES	VALUE (Note 3)
Health Care - (1.3)% (continued)
China Medical Technologies, Inc. ADR (China) †	(122,810)	$(614,050)
Enzon Pharmaceuticals, Inc. †	(79,425)	(559,152)
Express Scripts, Inc. †	(471,656)	(17,484,288)
Incyte Corp. Ltd. †	(103,800)	(1,450,086)
Metropolitan Health Networks, Inc. †	(97,537)	(442,818)
Molina Healthcare, Inc. †	(37,197)	(574,322)
Omnicare, Inc.	(75,233)	(1,913,175)
PDL BioPharma, Inc.	(157,081)	(871,799)
SonoSite, Inc. †	(14,984)	(454,615)
West Pharmaceutical Services, Inc.	(27,608)	(1,024,257)

		(25,556,775)

Industrials - (3.5)%
Avis Budget Group, Inc. †	(193,866)	(1,874,684)
CBIZ, Inc. †	(139,604)	(919,990)
Chart Industries, Inc. †	(14,706)	(620,152)
CoStar Group, Inc. †	(39,953)	(2,076,357)
EnPro Industries, Inc. †	(75,082)	(2,228,434)
Fortune Brands Home & Security, Inc. †	(4,066)	(50,418)
FTI Consulting, Inc. †	(34,722)	(1,278,117)
Genco Shipping & Trading Ltd. †	(15,624)	(122,023)
GenCorp, Inc. †	(17,259)	(77,493)
General Cable Corp. †	(104,500)	(2,440,075)
Hawaiian Holdings, Inc. †	(24,269)	(102,173)
HEICO Corp.	(222,316)	(10,946,840)
Hertz Global Holdings, Inc. †	(1,662,982)	(14,800,540)
Kaman Corp.	(72,736)	(2,025,698)
MasTec, Inc. †	(236,964)	(4,172,936)
Meritor, Inc. †	(40,900)	(288,754)
Navistar International Corp. †	(71,161)	(2,285,691)
Nielsen Holdings NV (Netherlands) †	(9,133)	(238,189)
Terex Corp. †	(174,467)	(1,790,031)
Textron, Inc.	(201,143)	(3,548,163)
Titan International, Inc.	(501,607)	(7,524,105)
Trex Co., Inc. †	(140,778)	(2,256,671)
Ultrapetrol Bahamas Ltd. (Bahamas) †	(84,796)	(192,487)
United Rentals, Inc. †	(473,744)	(7,977,849)

		(69,837,870)

Information Technology - (4.8)%
Alliance Data Systems Corp.†	(242,811)	(22,508,580)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	$1,980,596,038	$1,980,596,038
	SHARES	VALUE (Note 3)
Information Technology - (4.8)% (continued)
Amkor Technology, Inc. †	(1,731,206)	$(7,548,058)
Arris Group, Inc. †	(13,865)	(142,809)
Cadence Design Systems, Inc. †	(365,700)	(3,379,068)
Ciena Corp. †	(437,703)	(4,902,274)
Concur Technologies, Inc. †	(2,000)	(74,440)
Convergys Corp. †	(576,773)	(5,410,131)
Digital River, Inc. †	(22,761)	(471,836)
DST Systems, Inc.	(10,174)	(445,926)
Equinix, Inc. †	(112,055)	(9,953,846)
Finisar Corp. †	(53,712)	(942,108)
GT Advanced Technologies, Inc. †	(26)	(183)
KEMET Corp. †	(88)	(629)
LDK Solar Co. Ltd. ADR (China) †	(1,093)	(3,410)
Micron Technology, Inc. †	(58,113)	(292,890)
Molex, Inc.	(212,061)	(4,319,683)
Novellus Systems, Inc. †	(45,575)	(1,242,374)
ON Semiconductor Corp. †	(24,001)	(172,087)
Photronics, Inc. †	(344,104)	(1,713,638)
Powerwave Technologies, Inc. †	(763,271)	(1,312,826)
Rambus, Inc. †	(178,722)	(2,502,108)
Salesforce.com, Inc. †	(72,068)	(8,235,931)
Take-Two Interactive Software, Inc. †	(250,889)	(3,191,308)
THQ, Inc. †	(57,317)	(99,158)
TTM Technologies, Inc. †	(89,849)	(854,464)
Unisys Corp. †	(22,328)	(350,326)
VeriSign, Inc.	(280,177)	(8,015,864)
Visa, Inc., Class A	(6,452)	(553,065)
Xilinx, Inc.	(211,490)	(5,803,286)

		(94,442,306)

Materials - (3.9)%
Agnico-Eagle Mines Ltd. (Canada)	(110,084)	(6,581,508)
Allegheny Technologies, Inc.	(217,543)	(8,046,916)
ArcelorMittal ADR (Luxembourg)	(68,639)	(1,092,046)
AuRico Gold, Inc. (Canada) †	(980,594)	(9,254,771)
BHP Billiton Ltd. ADR (Australia)	(266,798)	(17,726,059)
Cemex SAB de CV ADR (Mexico) †	(159,494)	(504,001)
Ecolab, Inc.	(490,423)	(23,976,780)
Jaguar Mining, Inc. (Canada) †	(49,377)	(232,072)
Kaiser Aluminum Corp.	(4,143)	(183,452)
Kinross Gold Corp. (Canada)	(19,545)	(288,875)
	$1,980,596,038	$1,980,596,038
	SHARES	VALUE (Note 3)
Materials - (3.9)% (continued)
Monsanto Co.	(3,820)	$(229,353)
Northgate Minerals Corp. (Canada) †	(532,963)	(1,758,778)
RTI International Metals, Inc. †	(90,705)	(2,115,241)
Sino-Forest Corp. (Hong Kong) (3)†(b)	(46,847)	(64,415)
Steel Dynamics, Inc.	(161)	(1,597)
Sterlite Industries India Ltd. ADR (India)	(40,222)	(370,445)
Stillwater Mining Co. †	(265,070)	(2,253,095)
United States Steel Corp.	(174,581)	(3,842,528)

		(78,521,932)

Telecommunication Services - (3.9)%
Clearwire Corp., Class A †	(83,144)	(193,726)
Level 3 Communications, Inc. †	(14,377,723)	(21,422,807)
Telephone & Data Systems, Inc.	(2,073,032)	(44,051,930)
tw telecom inc †	(32,817)	(542,137)
Windstream Corp.	(1,031,911)	(12,032,082)

		(78,242,682)

Utilities - (5.8)%
AGL Resources, Inc.	(262,293)	(10,685,817)
Duke Energy Corp.	(2,382,571)	(47,627,594)
Exelon Corp.	(1,095,394)	(46,674,738)
Northeast Utilities	(229,336)	(7,717,156)
PPL Corp.	(54,673)	(1,560,368)

		(114,265,673)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $918,100,226)		(766,767,003)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

CONVERTIBLE BONDS - (0.1)%	MOODY’S RATING*		INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Consumer Staples - (0.1)%
Molson Coors Brewing Co. (2)	BBB-	**	2.500%	07/30/13	$(550)	$(578,188)

Information Technology - 0.0% (i)
Intel Corp. (2)	A-	**	2.950%	12/15/35	(500)	(506,875)

TOTAL CONVERTIBLE BONDS SOLD SHORT (proceeds $1,100,116)						(1,085,063)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	$1,980,596,038	$1,980,596,038
EXCHANGE TRADED FUNDS - (2.0)%	SHARES	VALUE (Note 3)
iShares Silver Trust †	(21,824)	$(631,368)
SPDR Barclays Capital High Yield Bond ETF	(955,263)	(34,570,968)
SPDR Gold Shares †	(33,601)	(5,311,646)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (proceeds $43,350,185)		(40,513,982)

TOTAL SECURITIES SOLD SHORT (proceeds $962,550,527)		(808,366,048)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 76.5% (Cost $1,521,104,988)		1,515,260,459

OTHER ASSETS IN EXCESS OF LIABILITIES - 23.5% (m)		465,335,579

NET ASSETS - 100.0%		$1,980,596,038

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $3,360,127; cash collateral of $3,522,995 was received with which the Fund purchased a money market fund.
(b)	Security fair valued at September 30, 2011 using procedures approved by the Board of Trustees.
(c)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At September 30, 2011, the value of these securities was $644,112,201. In addition, $458,279,219 of cash collateral was pledged.
(d)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(e)	Indicates a variable rate security. The interest rate shown represents the discount rate at September 30, 2011.
(f)	Represents a Pay-In-Kind Bond.
(g)	Defaulted security.
(h)	Represents a step bond. The rate shown reflects the yield at September 30, 2011.
(i)	Represents less than 0.05 percent of net assets.
(j)	Represents annualized seven-day yield as of September 30, 2011.
(k)	A portion of the security is pledged as collateral to the brokers for forward foreign exchange and swap contracts.
(l)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(m)	Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
*	The rating reflected is as September 30, 2011. Rating of certain bonds may have changed subsequent to the date.
**	S & P Rating provided.

All bonds are denominated in US dollars, unless noted otherwise.

All securities are United States companies, unless noted otherwise in parentheses.

All securities are Level 1, with respect to ASC 820 unless noted otherwise in parentheses.

(2)	Level 2 security (See Note 5).
(3)	Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

CAD - Canadian Dollar

MTN - Medium Term Note

NOK - Norwegian Krone

NR - Not Rated by Moody’s

REIT - Real Estate Investment Trust

WR - Withheld Ratings

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Open Written Options contracts outstanding at September 30, 2011:

Call Options Written

SHARES	ISSUER	COUNTERPARTY	EXPIRATION DATE	PROCEEDS	VALUE AT SEPTEMBER 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
374	Comerica, Inc. (Exercise price $45)	J.P. Morgan	January 21, 2012	$(261,422)	$(1,870)	$259,552
436	Motorola Mobility Holdings (Exercise price $40)	J.P. Morgan	January 21, 2012	(21,364)	(4,360)	17,004
218	Raalcorp Holdings, Inc. (Exercise price $95)	J.P. Morgan	October 22, 2011	(7,412)	(3,270)	4,142
202	Southern Union Co. (Exercise price $45)	J.P. Morgan	December 17, 2011	(6,868)	(4,040)	2,828
322	Wells Fargo & Co. (Exercise price $35)	J.P. Morgan	January 21, 2012	(118,816)	(1,610)	117,206

				$(415,882)	$(15,150)	$400,732

Credit default swap contracts buy protections as of September 30, 2011:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	Host Hotels & Resorts LP	1.000%	$3,450,000	$165,675	December 20, 2015	$285,057
Deutsche Bank	Banco Santandar SA	1.000%	3,380,000	170,092	June 20, 2015	328,631
Deutsche Bank	Banco Santandar SA	3.000%	3,420,000	107,660	December 20, 2015	202,891
The Royal Bank of Scotland	Markit CDX North America High Yield Index Series 17	5.000%	157,600,000	15,518,230	December 20, 2016	3,421,983
The Royal Bank of Scotland	Banco Santandar SA	3.000%	4,500,000	46,575	June 20, 2016	403,669

				$16,008,232		$4,642,231

Money Market Fund is pledged as collateral to brokers for credit default swap contracts in the amount of $12,101,777.

Open Futures contracts outstanding at September 30, 2011:

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2011	UNREALIZED APPRECIATION
Short Contracts:
1,343	S&P 500 E-Mini Futures	December 16, 2011	$(77,891,796)	$(75,610,900)	$2,280,896
1,038	2-Year U.S. Treasury Note Futures	December 30, 2011	(228,879,744)	(228,570,845)	308,899
693	5-Year U.S. Treasury Note Futures	December 30, 2011	(84,958,154)	(84,881,671)	76,483

			$(391,729,694)	$(389,063,416)	$2,666,278

Cash held as collateral with broker for futures contracts was $5,969,548 at September 30, 2011.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Forward foreign currency exchange contracts outstanding as of September 30, 2011:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 10/31/11	The Royal Bank of Scotland	AUD	1,183,033	$1,204,006	$1,140,669	$(63,337)
Norwegian Krone, Expiring 12/22/11	The Royal Bank of Scotland	NOK	840,000	150,266	142,538	(7,728)
Norwegian Krone, Expiring 06/22/12	The Royal Bank of Scotland	NOK	840,000	148,494	141,468	(7,026)
Norwegian Krone, Expiring 12/21/12	The Royal Bank of Scotland	NOK	12,840,000	2,242,755	2,146,734	(96,021)

				3,745,521	3,571,409	(174,112)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 10/31/11	The Royal Bank of Scotland	AUD	(2,914,276)	$(2,932,927)	$(2,809,916)	$123,011
Canadian Dollar, Expiring 10/17/11	The Royal Bank of Scotland	CAD	(6,708,874)	(6,514,696)	(6,400,092)	114,604
Canadian Dollar, Expiring 10/31/11	The Royal Bank of Scotland	CAD	(1,949,751)	(1,991,310)	(1,859,349)	131,961
Canadian Dollar, Expiring 12/15/11	The Royal Bank of Scotland	CAD	(3,632,000)	(3,456,875)	(3,460,564)	(3,689)
Canadian Dollar, Expiring 12/21/11	The Royal Bank of Scotland	CAD	(1,527,823)	(1,529,628)	(1,455,541)	74,087
Canadian Dollar, Expiring 12/30/11	The Royal Bank of Scotland	CAD	(4,179,622)	(4,254,824)	(3,981,199)	273,625
Euro, Expiring 12/15/11	The Royal Bank of Scotland	EUR	(2,450,044)	(3,301,189)	(3,281,466)	19,723
Euro, Expiring 04/30/12	The Royal Bank of Scotland	EUR	(725,040)	(984,517)	(971,106)	13,411
Euro, Expiring 10/22/12	The Royal Bank of Scotland	EUR	(6,210,000)	(8,471,371)	(8,316,784)	154,587
Euro, Expiring 01/28/13	The Royal Bank of Scotland	EUR	(5,855,786)	(7,902,383)	(7,840,169)	62,214
Hong Kong Dollar, Expiring 12/15/11	The Royal Bank of Scotland	HKD	(54,695,312)	(7,026,780)	(7,029,433)	(2,653)
Norwegian Krone, Expiring 12/14/11	The Royal Bank of Scotland	NOK	(243,750)	(42,734)	(41,377)	1,357
Norwegian Krone, Expiring 12/22/11	The Royal Bank of Scotland	NOK	(840,000)	(139,681)	(142,538)	(2,857)
Norwegian Krone, Expiring 06/22/12	The Royal Bank of Scotland	NOK	(840,000)	(138,326)	(141,468)	(3,142)
Norwegian Krone, Expiring 09/14/12	The Royal Bank of Scotland	NOK	(6,500,000)	(1,016,022)	(1,091,171)	(75,149)
Norwegian Krone, Expiring 12/21/12	The Royal Bank of Scotland	NOK	(12,840,000)	(2,095,711)	(2,146,734)	(51,023)
Norwegian Krone, Expiring 04/27/16	The Royal Bank of Scotland	NOK	(19,387,600)	(3,266,931)	(3,077,204)	189,727

				(55,065,905)	(54,046,111)	1,019,794

				$(51,320,384)	$(50,474,702)	$845,682

Money Market Fund is pledged as collateral to the broker for forward foreign currency exchange contracts in the amount of $10,782,034.

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

HKD - Hong Kong Dollar

NOK - Norwegian Krone

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

MONEY MARKET FUNDS - 84.0%	SHARES	VALUE (Note 3)
BlackRock Liquidity Funds TempFund Portfolio, Class I, 0.090%(a)	95,457,973	$95,457,973
Dreyfus Treasury Cash Management, Class I, 0.010%(a)	381,831,890	381,831,890
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.100%(a)(b)	33,449,642	33,449,642
J.P. Morgan Treasury Plus Money Market Fund - Institutional Shares, 0.000%(a)	229,719,309	229,719,309
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010%(a)	477,289,863	477,289,863

TOTAL INVESTMENTS - 84.0% (Cost $1,217,748,677)		1,217,748,677

OTHER ASSETS IN EXCESS OF LIABILITIES - 16.0% (c)		231,995,321

NET ASSETS - 100.0%		$1,449,743,998

(a)	Represents annualized seven-day yield as of September 30, 2011.
(b)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

Total return swap contracts outstanding as of September 30, 2011:

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Merrill Lynch	2-Year U.S. Treasury Note	11/28/2011	USD	551,548,551	$(820,533)
Merrill Lynch	5-Year U.S. Treasury Note	11/28/2011	USD	14,594,815	(19,174)
Merrill Lynch	Euro-Bobl Futures	12/6/2011	EUR	32,650,442	(62,424)
Merrill Lynch	Euro-SCHATZ Futures	12/6/2011	EUR	89,871,533	(275,061)
Merrill Lynch	KOSPI Index 200 Futures	12/8/2011	KRW	(9,615,928,900)	(194,608)
The Royal Bank of Scotland	Swiss Market Index	12/21/2011	CHF	(3,060,000)	(496,896)
Barclays Capital	Wheat Futures	11/25/2011	USD	(12,358,563)	1,727,149

					$(141,547)

Money Market Fund is pledged as collateral to brokers for total return swap contracts in the amount of $3,372,923. Additional collateral for positions held at Royal Bank of Scotland is included in the collateral for forward foreign currency exchange contracts.

Open futures contracts outstanding at September 30, 2011:

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
186	Corn Futures	December 14, 2011	$6,147,885	$5,510,250	$(637,635)
17	Globex Brent FCL Futures	October 13, 2011	1,876,220	1,746,920	(129,300)
50	Globex Heat Oil Futures	October 28, 2011	6,342,235	5,836,530	(505,705)
72	Globex RBOB Gas Futures	October 28, 2011	8,444,877	7,675,214	(769,663)
62	Gold 100 OZ Futures	December 28, 2011	10,180,264	10,058,260	(122,004)
106	ICE Euro Gasoil Futures	October 11, 2011	10,192,550	9,365,100	(827,450)
25	LME Aluminum Futures	October 5, 2011	1,572,626	1,327,762	(244,864)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
13	LME Aluminum Futures	October 7, 2011	$841,501	$690,706	$(150,795)
4	LME Aluminum Futures	October 12, 2011	245,525	212,733	(32,792)
7	LME Aluminum Futures	October 13, 2011	437,500	372,356	(65,144)
9	LME Aluminum Futures	October 14, 2011	565,650	478,838	(86,812)
62	LME Aluminum Futures	October 27, 2011	4,134,975	3,306,755	(828,220)
71	LME Aluminum Futures	October 28, 2011	4,711,223	3,787,477	(923,746)
104	LME Aluminum Futures	November 4, 2011	6,450,125	5,555,004	(895,121)
54	LME Aluminum Futures	November 8, 2011	3,284,550	2,886,449	(398,101)
27	LME Aluminum Futures	November 9, 2011	1,640,250	1,443,488	(196,762)
13	LME Aluminum Futures	November 16, 2011	772,525	695,906	(76,619)
53	LME Aluminum Futures	November 18, 2011	3,126,775	2,838,097	(288,678)
14	LME Aluminum Futures	November 22, 2011	826,350	750,187	(76,163)
19	LME Aluminum Futures	November 23, 2011	1,121,000	1,018,281	(102,719)
2	LME Aluminum Futures	November 30, 2011	122,000	107,312	(14,688)
7	LME Aluminum Futures	December 8, 2011	418,775	376,094	(42,681)
92	LME Aluminum Futures	December 13, 2011	5,469,513	4,947,047	(522,466)
2	LME Aluminum Futures	December 14, 2011	118,400	107,563	(10,837)
38	LME Aluminum Futures	December 15, 2011	2,250,597	2,044,030	(206,567)
7	LME Aluminum Futures	December 19, 2011	388,378	376,907	(11,471)
11	LME Aluminum Futures	December 20, 2011	646,264	592,182	(54,082)
265	LME Aluminum Futures	December 23, 2011	14,674,706	14,273,363	(401,343)
7	LME Aluminum Futures	December 29, 2011	388,301	377,412	(10,889)
2	LME Copper Futures	October 5, 2011	471,184	349,922	(121,262)
14	LME Copper Futures	October 6, 2011	3,330,873	2,449,605	(881,268)
20	LME Copper Futures	October 7, 2011	4,862,539	3,499,650	(1,362,889)
11	LME Copper Futures	October 20, 2011	2,695,209	1,926,306	(768,903)
14	LME Copper Futures	October 27, 2011	3,438,613	2,452,275	(986,338)
1	LME Copper Futures	October 28, 2011	244,944	175,169	(69,775)
30	LME Copper Futures	November 4, 2011	6,909,375	5,256,375	(1,653,000)
33	LME Copper Futures	November 8, 2011	7,458,000	5,782,837	(1,675,163)
19	LME Copper Futures	November 9, 2011	4,180,000	3,329,631	(850,369)
2	LME Copper Futures	November 10, 2011	443,250	350,500	(92,750)
27	LME Copper Futures	November 14, 2011	5,952,971	4,732,426	(1,220,545)
7	LME Copper Futures	November 16, 2011	1,548,435	1,227,013	(321,422)
8	LME Copper Futures	November 18, 2011	1,769,144	1,402,100	(367,044)
14	LME Copper Futures	November 23, 2011	3,101,700	2,454,112	(647,588)
21	LME Copper Futures	November 25, 2011	4,726,618	3,681,431	(1,045,187)
10	LME Copper Futures	November 30, 2011	2,293,281	1,753,375	(539,906)
11	LME Copper Futures	December 1, 2011	2,514,090	1,928,781	(585,309)
12	LME Copper Futures	December 8, 2011	2,718,281	2,104,650	(613,631)
55	LME Copper Futures	December 13, 2011	12,072,568	9,647,770	(2,424,798)
39	LME Copper Futures	December 15, 2011	8,463,048	6,841,253	(1,621,795)
29	LME Copper Futures	December 16, 2011	6,354,044	5,087,122	(1,266,922)
98	LME Copper Futures	December 19, 2011	21,720,909	17,191,650	(4,529,259)
79	LME Copper Futures	December 20, 2011	16,650,336	13,858,456	(2,791,880)
4	LME Copper Futures	December 28, 2011	692,073	701,800	9,727
21	LME Nickel Futures	October 7, 2011	3,040,380	2,213,971	(826,409)
21	LME Nickel Futures	October 14, 2011	3,030,569	2,214,324	(816,245)
8	LME Nickel Futures	October 28, 2011	1,181,289	843,786	(337,503)
13	LME Nickel Futures	November 2, 2011	1,915,007	1,371,279	(543,728)
6	LME Nickel Futures	November 8, 2011	806,400	632,968	(173,432)
28	LME Nickel Futures	November 9, 2011	3,628,800	2,953,902	(674,898)
4	LME Nickel Futures	November 10, 2011	528,432	421,994	(106,438)
7	LME Nickel Futures	November 14, 2011	894,600	738,543	(156,057)
1	LME Nickel Futures	November 22, 2011	126,840	105,526	(21,314)
9	LME Nickel Futures	November 23, 2011	1,135,566	949,752	(185,814)
15	LME Nickel Futures	November 25, 2011	1,894,560	1,582,997	(311,563)
53	LME Nickel Futures	December 16, 2011	6,965,208	5,596,119	(1,369,089)
53	LME Nickel Futures	December 19, 2011	6,961,020	5,596,800	(1,364,220)
39	LME Nickel Futures	December 23, 2011	4,188,649	4,118,400	(70,249)
94	LME Nickel Futures	December 28, 2011	10,324,917	9,926,400	(398,517)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
71	LME Zinc Futures	October 6, 2011	$4,261,093	$3,263,302	$(997,791)
6	LME Zinc Futures	October 7, 2011	360,718	275,828	(84,890)
53	LME Zinc Futures	October 19, 2011	3,265,455	2,442,306	(823,149)
79	LME Zinc Futures	October 20, 2011	4,855,055	3,640,419	(1,214,636)
108	LME Zinc Futures	October 27, 2011	6,812,898	4,980,150	(1,832,748)
6	LME Zinc Futures	October 28, 2011	378,175	276,712	(101,463)
27	LME Zinc Futures	November 4, 2011	1,532,250	1,246,388	(285,862)
112	LME Zinc Futures	November 8, 2011	6,060,600	5,173,924	(886,676)
118	LME Zinc Futures	November 9, 2011	6,298,250	5,452,101	(846,149)
118	LME Zinc Futures	November 10, 2011	6,416,250	5,453,075	(963,175)
151	LME Zinc Futures	November 14, 2011	8,180,425	6,983,108	(1,197,317)
101	LME Zinc Futures	November 22, 2011	5,472,938	4,675,644	(797,294)
2	LME Zinc Futures	December 8, 2011	111,287	92,752	(18,535)
2	LME Zinc Futures	December 13, 2011	110,000	92,805	(17,195)
2	LME Zinc Futures	December 19, 2011	110,913	92,888	(18,025)
113	LME Zinc Futures	December 20, 2011	5,980,525	5,247,550	(732,975)
111	LME Zinc Futures	December 23, 2011	5,427,900	5,153,869	(274,031)
72	LME Zinc Futures	December 28, 2011	3,462,875	3,346,578	(116,297)
4	Silver Futures	December 28, 2011	653,789	601,660	(52,129)
117	Sugar #11 (World Markets) Futures	February 29, 2012	3,681,866	3,314,002	(367,864)
177	NASDAQ 100 E-Mini Futures	December 16, 2011	7,990,834	7,556,130	(434,704)
84	10-Year Japanese Government Bond Futures	December 9, 2011	155,408,940	154,898,483	(510,457)
594	10-Year U.S. Treasury Note Futures	December 20, 2011	76,883,856	77,275,688	391,832
353	3-Month Euro Euribor Futures	March 19, 2012	116,991,842	116,879,171	(112,671)
352	3-Month Euro Euribor Futures	June 18, 2012	116,670,273	116,589,332	(80,941)
396	3-Month Euro Euribor Futures	September 17, 2012	131,128,691	131,169,631	40,940
441	3-Month Euro Euribor Futures	December 17, 2012	145,799,658	146,008,802	209,144
449	3-Month Euro Euribor Futures	March 18, 2013	148,250,978	148,574,775	323,797
452	3-Month Euro Euribor Futures	June 17, 2013	149,073,994	149,438,798	364,804
450	3-Month Euro Euribor Futures	September 16, 2013	148,423,571	148,634,377	210,806
1,159	5-Year U.S. Treasury Note Futures	December 30, 2011	142,134,033	141,959,390	(174,643)
66	90-Day EURODollar Futures	June 18, 2012	16,417,114	16,402,650	(14,464)
476	90-Day EURODollar Futures	September 17, 2012	118,441,738	118,309,801	(131,937)
741	90-Day EURODollar Futures	December 17, 2012	184,299,231	184,166,287	(132,944)
746	90-Day EURODollar Futures	March 18, 2013	185,258,231	185,381,000	122,769
664	90-Day EURODollar Futures	June 17, 2013	164,724,785	164,887,800	163,015
608	90-Day EURODollar Futures	September 16, 2013	150,952,335	150,814,400	(137,935)
470	90-Day Sterling Futures	March 21, 2012	90,782,995	90,716,926	(66,069)
847	90-Day Sterling Futures	June 20, 2012	163,595,579	163,516,502	(79,077)
1,144	90-Day Sterling Futures	September 19, 2012	220,579,647	220,853,457	273,810
1,126	90-Day Sterling Futures	December 19, 2012	216,714,529	217,312,645	598,116
1,047	90-Day Sterling Futures	March 20, 2013	201,240,423	202,004,794	764,371
980	90-Day Sterling Futures	June 19, 2013	188,255,197	188,963,415	708,218
917	90-Day Sterling Futures	September 18, 2013	176,528,626	176,654,895	126,269
485	Australia 10-Year Bond Future	December 15, 2011	54,216,761	53,629,845	(586,916)
1,328	Australia 3-Year Bond Future	December 15, 2011	138,015,416	137,169,576	(845,840)
200	Canadian 10-Year Bond Future	December 19, 2011	25,100,048	25,366,924	266,876
340	Canadian Bank Acceptance Futures	March 19, 2012	79,960,154	80,384,579	424,425
317	Canadian Bank Acceptance Futures	June 18, 2012	74,825,609	74,992,175	166,566
322	Euro - Bund Futures	December 8, 2011	58,960,103	58,881,717	(78,386)
262	Euro CHF 3-Month LIFFE Futures	March 19, 2012	72,149,045	72,336,165	187,120
281	Euro CHF 3-Month LIFFE Futures	June 18, 2012	77,609,250	77,597,419	(11,831)
326	Euro-Bobl Futures	December 8, 2011	53,409,182	53,341,316	(67,866)
153	Euro-Buxl 30-Year Bond Futures	December 8, 2011	24,458,280	25,302,947	844,667
1,154	Euro-SCHATZ Futures	December 8, 2011	169,726,192	169,488,089	(238,103)
208	Long Gilt Future	December 28, 2011	42,068,848	42,162,932	94,084
132	U.S. Long Bond Futures	December 20, 2011	18,381,360	18,826,500	445,140

			4,647,485,872	4,596,463,587	(51,022,285)

Short Contracts:
1,074	Cocoa Future	December 14, 2011	(29,283,512)	(28,009,920)	1,273,592

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
19	Coffee ‘C’ Future	December 19, 2011	$(1,692,233)	$(1,630,913)	$61,320
45	Cotton No.2 Futures	December 7, 2011	(2,245,962)	(2,254,275)	(8,313)
197	Crude Oil Financial Futures	October 19, 2011	(16,968,830)	(15,602,400)	1,366,430
603	Lean Hogs Futures	December 14, 2011	(19,949,706)	(21,177,360)	(1,227,654)
25	LME Aluminum Futures	October 5, 2011	(1,567,656)	(1,327,762)	239,894
13	LME Aluminum Futures	October 7, 2011	(840,125)	(690,706)	149,419
4	LME Aluminum Futures	October 12, 2011	(246,790)	(212,733)	34,057
7	LME Aluminum Futures	October 13, 2011	(437,518)	(372,357)	65,161
9	LME Aluminum Futures	October 14, 2011	(566,700)	(478,838)	87,862
62	LME Aluminum Futures	October 27, 2011	(4,101,300)	(3,306,755)	794,545
71	LME Aluminum Futures	October 28, 2011	(4,671,800)	(3,787,477)	884,323
104	LME Aluminum Futures	November 4, 2011	(6,466,996)	(5,555,004)	911,992
54	LME Aluminum Futures	November 8, 2011	(3,283,999)	(2,886,449)	397,550
27	LME Aluminum Futures	November 9, 2011	(1,627,647)	(1,443,488)	184,159
13	LME Aluminum Futures	November 16, 2011	(769,999)	(695,906)	74,093
53	LME Aluminum Futures	November 18, 2011	(3,105,562)	(2,838,097)	267,465
14	LME Aluminum Futures	November 22, 2011	(825,545)	(750,186)	75,359
19	LME Aluminum Futures	November 23, 2011	(1,119,947)	(1,018,281)	101,666
2	LME Aluminum Futures	November 30, 2011	(121,958)	(107,312)	14,646
7	LME Aluminum Futures	December 8, 2011	(419,881)	(376,095)	43,786
92	LME Aluminum Futures	December 13, 2011	(5,475,273)	(4,947,047)	528,226
2	LME Aluminum Futures	December 14, 2011	(118,002)	(107,563)	10,439
38	LME Aluminum Futures	December 15, 2011	(2,242,555)	(2,044,029)	198,526
532	LME Aluminum Futures	December 19, 2011	(30,488,664)	(28,644,875)	1,843,789
11	LME Aluminum Futures	December 20, 2011	(642,302)	(592,182)	50,120
265	LME Aluminum Futures	December 23, 2011	(14,744,986)	(14,273,364)	471,622
7	LME Aluminum Futures	December 29, 2011	(388,841)	(377,412)	11,429
2	LME Copper Futures	October 5, 2011	(471,990)	(349,922)	122,068
14	LME Copper Futures	October 6, 2011	(3,310,229)	(2,449,604)	860,625
20	LME Copper Futures	October 7, 2011	(4,867,100)	(3,499,650)	1,367,450
11	LME Copper Futures	October 20, 2011	(2,693,625)	(1,926,306)	767,319
14	LME Copper Futures	October 27, 2011	(3,416,000)	(2,452,275)	963,725
1	LME Copper Futures	October 28, 2011	(243,925)	(175,169)	68,756
30	LME Copper Futures	November 4, 2011	(6,921,729)	(5,256,375)	1,665,354
33	LME Copper Futures	November 8, 2011	(7,401,477)	(5,782,837)	1,618,640
19	LME Copper Futures	November 9, 2011	(4,156,867)	(3,329,631)	827,236
2	LME Copper Futures	November 10, 2011	(443,009)	(350,500)	92,509
27	LME Copper Futures	November 14, 2011	(5,970,539)	(4,732,425)	1,238,114
7	LME Copper Futures	November 16, 2011	(1,535,975)	(1,227,012)	308,963
8	LME Copper Futures	November 18, 2011	(1,760,940)	(1,402,100)	358,840
14	LME Copper Futures	November 23, 2011	(3,096,253)	(2,454,112)	642,141
21	LME Copper Futures	November 25, 2011	(4,748,250)	(3,681,431)	1,066,819
10	LME Copper Futures	November 30, 2011	(2,301,100)	(1,753,375)	547,725
11	LME Copper Futures	December 1, 2011	(2,510,750)	(1,928,781)	581,969
12	LME Copper Futures	December 8, 2011	(2,709,900)	(2,104,650)	605,250
55	LME Copper Futures	December 13, 2011	(12,099,646)	(9,647,771)	2,451,875
39	LME Copper Futures	December 15, 2011	(8,427,921)	(6,841,253)	1,586,668
29	LME Copper Futures	December 16, 2011	(6,369,089)	(5,087,122)	1,281,967
187	LME Copper Futures	December 19, 2011	(40,103,159)	(32,804,475)	7,298,684
79	LME Copper Futures	December 20, 2011	(16,583,538)	(13,858,457)	2,725,081
4	LME Copper Futures	December 28, 2011	(711,295)	(701,800)	9,495
21	LME Nickel Futures	October 7, 2011	(3,040,380)	(2,213,971)	826,409
21	LME Nickel Futures	October 14, 2011	(3,026,376)	(2,214,324)	812,052
8	LME Nickel Futures	October 28, 2011	(1,173,600)	(843,787)	329,813
13	LME Nickel Futures	November 2, 2011	(1,920,360)	(1,371,279)	549,081
6	LME Nickel Futures	November 8, 2011	(801,178)	(632,968)	168,210
28	LME Nickel Futures	November 9, 2011	(3,598,486)	(2,953,902)	644,584
4	LME Nickel Futures	November 10, 2011	(520,848)	(421,994)	98,854
7	LME Nickel Futures	November 14, 2011	(905,133)	(738,543)	166,590
1	LME Nickel Futures	November 22, 2011	(126,528)	(105,526)	21,002
9	LME Nickel Futures	November 23, 2011	(1,140,056)	(949,752)	190,304

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
15	LME Nickel Futures	November 25, 2011	$(1,880,965)	$(1,582,997)	$297,968
53	LME Nickel Futures	December 16, 2011	(6,960,384)	(5,596,119)	1,364,265
186	LME Nickel Futures	December 19, 2011	(21,239,618)	(19,641,600)	1,598,018
39	LME Nickel Futures	December 23, 2011	(4,169,384)	(4,118,400)	50,984
94	LME Nickel Futures	December 28, 2011	(10,237,492)	(9,926,400)	311,092
71	LME Zinc Futures	October 6, 2011	(4,241,891)	(3,263,302)	978,589
6	LME Zinc Futures	October 7, 2011	(359,250)	(275,828)	83,422
53	LME Zinc Futures	October 19, 2011	(3,286,000)	(2,442,306)	843,694
79	LME Zinc Futures	October 20, 2011	(4,848,625)	(3,640,419)	1,208,206
108	LME Zinc Futures	October 27, 2011	(6,795,900)	(4,980,150)	1,815,750
6	LME Zinc Futures	October 28, 2011	(375,750)	(276,712)	99,038
27	LME Zinc Futures	November 4, 2011	(1,517,450)	(1,246,388)	271,062
112	LME Zinc Futures	November 8, 2011	(6,086,349)	(5,173,924)	912,425
118	LME Zinc Futures	November 9, 2011	(6,225,821)	(5,452,101)	773,720
118	LME Zinc Futures	November 10, 2011	(6,350,583)	(5,453,075)	897,508
151	LME Zinc Futures	November 14, 2011	(8,194,216)	(6,983,108)	1,211,108
101	LME Zinc Futures	November 22, 2011	(5,488,489)	(4,675,643)	812,846
2	LME Zinc Futures	December 8, 2011	(110,750)	(92,753)	17,997
2	LME Zinc Futures	December 13, 2011	(110,281)	(92,804)	17,477
392	LME Zinc Futures	December 19, 2011	(19,918,932)	(18,205,950)	1,712,982
113	LME Zinc Futures	December 20, 2011	(5,964,003)	(5,247,551)	716,452
111	LME Zinc Futures	December 23, 2011	(5,401,366)	(5,153,869)	247,497
72	LME Zinc Futures	December 28, 2011	(3,457,259)	(3,346,578)	110,681
3,280	Natural Gas Swap Futures	October 27, 2011	(33,198,213)	(30,061,200)	3,137,013
133	Soybean Futures	November 14, 2011	(8,197,981)	(7,840,350)	357,631
425	Soybean Meal Futures	December 14, 2011	(13,732,774)	(13,115,500)	617,274
333	Soybean Oil Futures	December 14, 2011	(10,397,631)	(10,031,958)	365,673
463	Wheat Futures	December 14, 2011	(17,048,150)	(14,104,137)	2,944,013
317	Amsterdam Index Futures	October 21, 2011	(22,835,985)	(23,829,960)	(993,975)
74	DAX Index Futures	December 16, 2011	(13,027,241)	(13,560,078)	(532,837)
69	DJIA Mini E-CBOT Futures	December 16, 2011	(3,844,981)	(3,740,145)	104,836
60	E-Mini Russell 2000 Futures	December 16, 2011	(3,862,667)	(3,849,000)	13,667
178	FTSE 100 Index Futures	December 16, 2011	(14,043,302)	(14,129,864)	(86,562)
168	FTSE/JSE Top 40 Index Futures	December 15, 2011	(5,494,583)	(5,510,533)	(15,950)
81	FTSE/MIB Index Futures	December 16, 2011	(7,148,369)	(8,003,332)	(854,963)
244	Hang Seng Index Futures	October 28, 2011	(28,119,058)	(27,290,751)	828,307
251	H-SHARES Index Futures	October 28, 2011	(14,879,809)	(14,264,074)	615,735
102	IBEX 35 Index Futures	October 21, 2011	(10,225,187)	(11,621,782)	(1,396,595)
475	MSCI Singapore Index Futures	October 28, 2011	(22,647,901)	(22,299,105)	348,796
520	MSCI Taiwan Stock Index Futures	October 28, 2011	(13,048,472)	(13,312,001)	(263,529)
128	S&P 500 E-Mini Futures	December 16, 2011	(7,381,809)	(7,206,400)	175,409
30	S&P MID 400 E-Mini Futures	December 16, 2011	(2,406,000)	(2,336,700)	69,300
160	S&P/Toronto Stock Exchange 60 Index	December 15, 2011	(19,881,542)	(20,298,120)	(416,578)
1,867	SGX S&P CNX Nifty Index Futures	October 25, 2011	(18,450,532)	(18,412,354)	38,178
258	SPI 200 Index Futures	December 15, 2011	(25,319,722)	(24,966,660)	353,062
147	TOPIX Index Futures	December 8, 2011	(13,984,429)	(14,436,989)	(452,560)
93	90-Day EURODollar Futures	March 19, 2012	(23,119,792)	(23,112,825)	6,967

			(799,038,428)	(735,953,660)	63,084,768

			$3,848,447,444	$3,860,509,927	$12,062,483

Cash held as collateral with broker for futures contracts was $86,230,556 at September 30, 2011.

Forward foreign currency exchange contracts outstanding as of September 30, 2011:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/21/11	The Royal Bank of Scotland	AUD	162,108,000	$167,896,467	$155,383,760	$(12,512,707)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 12/21/11	The Royal Bank of Scotland	BRL	17,940,000	$10,357,874	$9,383,356	$(974,518)
Canadian Dollar, Expiring 12/21/11	The Royal Bank of Scotland	CAD	118,197,000	119,580,033	112,605,043	(6,974,990)
Swiss Franc, Expiring 12/21/11	The Royal Bank of Scotland	CHF	36,850,000	42,178,802	40,723,638	(1,455,164)
Chilean Peso, Expiring 12/21/11	The Royal Bank of Scotland	CLP	1,652,000,000	3,492,896	3,146,077	(346,819)
Columbian Peso, Expiring 12/21/11	The Royal Bank of Scotland	COP	370,000,000	205,441	190,691	(14,750)
Czech Republic Koruna, Expiring 12/21/11	The Royal Bank of Scotland	CZK	805,168,000	44,738,005	43,735,268	(1,002,737)
Euro, Expiring 12/21/11	The Royal Bank of Scotland	EUR	394,235,974	536,842,153	528,019,951	(8,822,202)
British Pound, Expiring 12/21/11	The Royal Bank of Scotland	GBP	98,358,000	154,823,919	153,267,336	(1,556,583)
Hungarian Forint, Expiring 12/21/11	The Royal Bank of Scotland	HUF	2,586,000,000	12,332,491	11,722,754	(609,737)
Indonesian Rupiah, Expiring 12/21/11	The Royal Bank of Scotland	IDR	128,900,000,000	14,783,806	14,547,654	(236,152)
Indian Rupee, Expiring 12/21/11	The Royal Bank of Scotland	INR	510,000,000	10,291,952	10,296,825	4,873
Japanese Yen, Expiring 12/21/11	The Royal Bank of Scotland	JPY	38,076,461,000	495,431,962	494,252,149	(1,179,813)
Korean Won, Expiring 12/21/11	The Royal Bank of Scotland	KRW	39,233,720,000	34,987,094	33,164,303	(1,822,791)
Mexican Peso, Expiring 12/21/11	The Royal Bank of Scotland	MXN	219,000,000	16,711,482	15,674,508	(1,036,974)
Malaysian Ringgit, Expiring 12/21/11	The Royal Bank of Scotland	MYR	53,990,000	17,689,199	16,867,871	(821,328)
Norwegian Krone, Expiring 12/21/11	The Royal Bank of Scotland	NOK	869,369,000	160,615,573	147,528,783	(13,086,790)
New Zealand Dollar, Expiring 12/21/11	The Royal Bank of Scotland	NZD	288,167,000	236,480,437	218,456,521	(18,023,916)
Philippine Peso, Expiring 12/21/11	The Royal Bank of Scotland	PHP	954,500,000	22,291,469	21,744,091	(547,378)
Poland Zloty, Expiring 12/21/11	The Royal Bank of Scotland	PLN	3,900,000	1,162,721	1,168,034	5,313
Russian Ruble, Expiring 12/21/11	The Royal Bank of Scotland	RUB	486,000,000	15,628,625	14,870,579	(758,046)
Swedish Krona, Expiring 12/21/11	The Royal Bank of Scotland	SEK	1,188,186,000	181,804,917	172,507,195	(9,297,722)
Singapore Dollar, Expiring 12/21/11	The Royal Bank of Scotland	SGD	22,490,000	17,674,514	17,198,397	(476,117)
Turkish Lira, Expiring 12/21/11	The Royal Bank of Scotland	TRY	17,200,000	9,403,632	9,145,475	(258,157)
Taiwanese Dollar, Expiring 12/21/11	The Royal Bank of Scotland	TWD	759,000,000	25,398,099	24,962,349	(435,750)
South African Rand, Expiring 12/21/11	The Royal Bank of Scotland	ZAR	53,000,000	6,561,483	6,490,304	(71,179)

				2,359,365,046	2,277,052,912	(82,312,134)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/21/11	The Royal Bank of Scotland	AUD	(204,670,000)	$(207,952,686)	$(196,180,289)	$11,772,397
Brazilian Real, Expiring 12/21/11	The Royal Bank of Scotland	BRL	(33,900,000)	(19,441,308)	(17,731,091)	1,710,217
Canadian Dollar, Expiring 12/21/11	The Royal Bank of Scotland	CAD	(175,751,000)	(173,099,146)	(167,436,135)	5,663,011

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Swiss Franc, Expiring 12/21/11	The Royal Bank of Scotland	CHF	(36,850,000)	$(42,871,179)	$(40,723,638)	$2,147,541
Chilean Peso, Expiring 12/21/11	The Royal Bank of Scotland	CLP	(2,800,000,000)	(5,314,247)	(5,332,334)	(18,087)
Columbian Peso, Expiring 12/21/11	The Royal Bank of Scotland	COP	(10,600,000,000)	(5,589,406)	(5,463,028)	126,378
Czech Republic Koruna, Expiring 12/21/11	The Royal Bank of Scotland	CZK	(1,073,000,000)	(60,295,206)	(58,283,417)	2,011,789
Euro, Expiring 12/21/11	The Royal Bank of Scotland	EUR	(426,311,000)	(590,531,034)	(570,979,637)	19,551,397
British Pound, Expiring 12/21/11	The Royal Bank of Scotland	GBP	(105,825,001)	(166,867,781)	(164,902,865)	1,964,916
Hungarian Forint, Expiring 12/21/11	The Royal Bank of Scotland	HUF	(3,270,000,000)	(15,229,206)	(14,823,436)	405,770
Indonesian Rupiah, Expiring 12/21/11	The Royal Bank of Scotland	IDR	(121,000,000,000)	(13,176,386)	(13,656,060)	(479,674)
Israeli Shekel, Expiring 12/21/11	The Royal Bank of Scotland	ILS	(28,390,000)	(7,656,375)	(7,562,379)	93,996
Indian Rupee, Expiring 12/21/11	The Royal Bank of Scotland	INR	(2,737,600,000)	(56,094,772)	(55,271,742)	823,030
Japanese Yen, Expiring 12/21/11	The Royal Bank of Scotland	JPY	(16,229,531,000)	(211,059,337)	(210,667,703)	391,634
Korean Won, Expiring 12/21/11	The Royal Bank of Scotland	KRW	(65,500,000,000)	(58,042,000)	(55,367,216)	2,674,784
Mexican Peso, Expiring 12/21/11	The Royal Bank of Scotland	MXN	(330,000,000)	(24,129,007)	(23,619,121)	509,886
Malaysian Ringgit, Expiring 12/21/11	The Royal Bank of Scotland	MYR	(87,700,000)	(28,355,313)	(27,399,745)	955,568
Norwegian Krone, Expiring 12/21/11	The Royal Bank of Scotland	NOK	(748,720,000)	(129,984,608)	(127,055,083)	2,929,525
New Zealand Dollar, Expiring 12/21/11	The Royal Bank of Scotland	NZD	(213,881,000)	(167,072,550)	(162,141,047)	4,931,503
Philippine Peso, Expiring 12/21/11	The Royal Bank of Scotland	PHP	(860,000,000)	(19,682,536)	(19,591,324)	91,212
Poland Zloty, Expiring 12/21/11	The Royal Bank of Scotland	PLN	(73,290,000)	(23,567,142)	(21,950,053)	1,617,089
Russian Ruble, Expiring 12/21/11	The Royal Bank of Scotland	RUB	(1,103,800,000)	(34,571,145)	(33,773,962)	797,183
Swedish Krona, Expiring 12/21/11	The Royal Bank of Scotland	SEK	(1,350,400,000)	(199,084,933)	(196,058,291)	3,026,642
Singapore Dollar, Expiring 12/21/11	The Royal Bank of Scotland	SGD	(49,600,000)	(39,693,923)	(37,929,769)	1,764,154
Turkish Lira, Expiring 12/21/11	The Royal Bank of Scotland	TRY	(68,090,000)	(37,238,807)	(36,204,385)	1,034,422
Taiwanese Dollar, Expiring 12/21/11	The Royal Bank of Scotland	TWD	(1,468,700,000)	(49,801,209)	(48,303,297)	1,497,912
South African Rand, Expiring 12/21/11	The Royal Bank of Scotland	ZAR	(288,600,000)	(37,931,369)	(35,341,540)	2,589,829

				(2,424,332,611)	(2,353,748,587)	70,584,024

				$(64,967,565)	$(76,695,675)	$(11,728,110)

Money Market Fund is pledged as collateral to the broker for forward foreign currency exchange contracts in the amount of $30,076,719.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Columbian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwan Dollar

ZAR - South African Rand

See notes to Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR RISK PARITY FUND

GOVERNMENT RELATED OBLIGATIONS - 23.7%	MOODY’S RATING*	INTEREST RATE	MATURITY DATE	CURRENCY	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Sovereign Debt - 23.7%
France Government Bond OAT (France)	NR	1.600%	07/25/15	EUR	20,227	$28,752,058
France Government Bond OAT (France)	NR	2.250%	07/25/20	EUR	8,747	13,207,536
United Kingdom Treasury Gilt (United Kingdom)	NR	1.875%	11/22/22	GBP	11,074	21,364,979

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $64,087,187)						63,324,573

U.S. TREASURY OBLIGATIONS - 16.2%
U.S. Treasury Inflation Protected Securities Bonds - 16.2%
U.S. Treasury Bond	NR	1.250%	07/15/20	USD	11,200	12,808,882
U.S. Treasury Bond	NR	0.500%	04/15/15	USD	28,100	30,482,044

TOTAL U.S. TREASURY OBLIGATIONS (Cost $42,853,312)						43,290,926

					SHARES
MONEY MARKET FUNDS - 58.7%
BlackRock Liquidity Funds TempFund Portfolio, Series I, Class I, 0.090%(a)					4,000,832	4,000,832
Dreyfus Treasury Cash Management, Series I, Class I, 0.010%(a)					16,003,326	16,003,326
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.100%(a)(b)					19,562,490	19,562,490
J.P. Morgan Treasury Plus Money Market Fund - Institutional Shares, 0.000%(a)					97,060,860	97,060,860
UBS Money Series - UBS Select Treasury Preferred Fund, Series I, Class I, 0.010%(a)					20,004,158	20,004,158

TOTAL MONEY MARKET FUNDS (Cost $156,631,666)						156,631,666

TOTAL INVESTMENTS - 98.6% (Cost $263,572,165)						263,247,165

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4% (c)						3,749,520

NET ASSETS - 100.0%						$266,996,685

All securities are United States companies, unless noted otherwise in parentheses.

(a)	Represents annualized seven-day yield as of September 30, 2011.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR RISK PARITY FUND

(b) A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c) Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
* The rating reflected is as September 30, 2011. Rating of certain bonds may have changed subsequent to the date.

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

NR - Not Rated by Moody’s

USD - United States Dollar

Credit default swap contracts sell protections as of September 30, 2011

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	Markit CMBX North America AJ 3	1.470%	USD	225,000	$(46,237)	12/13/2049	$(58,742)
Bank of America	Markit CMBX North America AJ 4	0.960%	USD	325,000	(82,245)	2/17/2051	(82,008)
Bank of America	Markit CMBX North America AJ 5	0.980%	USD	150,000	(27,796)	2/15/2051	(41,050)
Morgan Stanley Capital Services, Inc.	Markit CMBX North America AJ 3	1.470%	USD	450,000	(185,455)	12/13/2049	(24,504)
Morgan Stanley Capital Services, Inc.	Markit CMBX North America AJ 4	0.960%	USD	500,000	(228,580)	2/17/2051	(24,117)
Morgan Stanley Capital Services, Inc.	Markit CMBX North America AJ 5	0.980%	USD	550,000	(208,630)	2/15/2051	(43,804)
The Royal Bank of Scotland	iTraxx Europe Crossover Series 16.V1	1.000%	EUR	17,750,000	(1,108,178)	12/20/2016	(11,704)
The Royal Bank of Scotland	iTraxx Europe Crossover Series 16.V1	5.000%	EUR	10,550,000	(1,830,318)	12/20/2016	115,726
The Royal Bank of Scotland	Markit CDX Emerging Market Index Series 16	5.000%	USD	10,700,000	659,255	12/20/2016	(5,253)
The Royal Bank of Scotland	Markit CDX North America High Yield Index Series 17	5.000%	USD	32,975,000	(3,262,832)	12/20/2016	(693,274)
The Royal Bank of Scotland	Markit CDX North America Investment Grade Index Series 17	1.000%	USD	39,625,000	(752,713)	12/20/2016	305,992
The Royal Bank of Scotland	Markit CMBX North America AJ 3	1.470%	USD	175,000	(23,189)	12/13/2049	(58,462)
The Royal Bank of Scotland	Markit CMBX North America AJ 4	0.960%	USD	100,000	(22,887)	2/17/2051	(27,653)
The Royal Bank of Scotland	Markit CMBX North America AJ 5	0.980%	USD	150,000	(25,481)	2/15/2051	(43,365)

					$(7,145,286)		$(692,218)

Money Market Fund is pledged as collateral to brokers for credit default swap contracts in the amount of $3,970,362. Additional collateral for positions held at the Royal Bank of Scotland is included in the collateral for forward foreign currency exchange contracts.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR RISK PARITY FUND

Interest rate swap contracts outstanding as of September 30, 2011

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	1.923%	(1)	CZK	68,000,000	9/21/2016	$(32,635)
The Royal Bank of Scotland	2.010%	(1)	CZK	38,000,000	9/21/2016	(27,001)
The Royal Bank of Scotland	3.050%	(1)	CZK	37,000,000	3/16/2016	(153,414)
The Royal Bank of Scotland	6 month Prague Interbank Offered Rate	1.920%	CZK	13,000,000	3/15/2017	2,884
The Royal Bank of Scotland	6 month Prague Interbank Offered Rate	2.043%	CZK	69,000,000	3/15/2017	37,260
The Royal Bank of Scotland	6 month Prague Interbank Offered Rate	2.050%	CZK	7,000,000	3/15/2017	3,916
The Royal Bank of Scotland	6 month Prague Interbank Offered Rate	2.210%	CZK	5,438,792	3/16/2016	10,334
The Royal Bank of Scotland	6 month Prague Interbank Offered Rate	2.330%	CZK	3,000,000	3/16/2016	6,693
The Royal Bank of Scotland	6 month Prague Interbank Offered Rate	2.653%	CZK	3,200,000	3/16/2016	9,884
The Royal Bank of Scotland	6 month Prague Interbank Offered Rate	2.680%	CZK	4,000,000	3/16/2016	12,648
The Royal Bank of Scotland	6 month Prague Interbank Offered Rate	2.690%	CZK	51,000,000	9/21/2016	127,647
The Royal Bank of Scotland	6 month Prague Interbank Offered Rate	2.840%	CZK	3,000,000	3/16/2016	10,763
The Royal Bank of Scotland	6 month Prague Interbank Offered Rate	2.900%	CZK	18,000,000	3/16/2016	67,451
The Royal Bank of Scotland	6 month Prague Interbank Offered Rate	3.110%	CZK	9,000,000	9/21/2016	32,489
The Royal Bank of Scotland	6 month Prague Interbank Offered Rate	3.225%	CZK	6,000,000	9/21/2016	23,478
The Royal Bank of Scotland	6 month Prague Interbank Offered Rate	3.268%	CZK	37,000,000	9/21/2016	148,926
The Royal Bank of Scotland	1.180%	(2)	HKD	35,100,000	9/21/2016	11,873
The Royal Bank of Scotland	2.495%	(2)	HKD	15,800,000	3/16/2016	(123,151)
The Royal Bank of Scotland	3 month Hong Kong Interbank Offered Rate	1.390%	HKD	35,400,000	3/15/2017	(7,922)
The Royal Bank of Scotland	3 month Hong Kong Interbank Offered Rate	1.490%	HKD	2,800,000	3/15/2017	1,125
The Royal Bank of Scotland	3 month Hong Kong Interbank Offered Rate	1.500%	HKD	7,500,000	3/15/2017	3,483
The Royal Bank of Scotland	3 month Hong Kong Interbank Offered Rate	1.630%	HKD	1,590,000	3/16/2016	4,573
The Royal Bank of Scotland	3 month Hong Kong Interbank Offered Rate	1.748%	HKD	2,760,959	3/16/2016	9,785
The Royal Bank of Scotland	3 month Hong Kong Interbank Offered Rate	1.990%	HKD	13,700,000	9/21/2016	65,473
The Royal Bank of Scotland	3 month Hong Kong Interbank Offered Rate	2.145%	HKD	1,550,000	3/16/2016	8,997
The Royal Bank of Scotland	3 month Hong Kong Interbank Offered Rate	2.205%	HKD	7,400,000	3/16/2016	45,476
The Royal Bank of Scotland	3 month Hong Kong Interbank Offered Rate	2.210%	HKD	1,320,000	3/16/2016	8,149
The Royal Bank of Scotland	3 month Hong Kong Interbank Offered Rate	2.235%	HKD	1,300,000	3/16/2016	8,211
The Royal Bank of Scotland	3 month Hong Kong Interbank Offered Rate	2.530%	HKD	1,800,000	9/21/2016	14,743
The Royal Bank of Scotland	3 month Hong Kong Interbank Offered Rate	2.880%	HKD	2,500,000	9/21/2016	26,004

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
(Continued)
The Royal Bank of Scotland	3 month Hong Kong Interbank Offered Rate	2.915%	HKD	15,900,000	9/21/2016	$168,904
The Royal Bank of Scotland	6.050%	(3)	HUF	630,000,000	9/21/2016	120,343
The Royal Bank of Scotland	6.980%	(3)	HUF	320,000,000	3/16/2016	(55,010)
The Royal Bank of Scotland	6 month Budapest Interbank Offered Rate	5.970%	HUF	38,000,000	3/16/2016	(1,349)
The Royal Bank of Scotland	6 month Budapest Interbank Offered Rate	6.110%	HUF	640,000,000	3/16/2017	(131,799)
The Royal Bank of Scotland	6 month Budapest Interbank Offered Rate	6.150%	HUF	70,000,000	9/21/2016	(11,968)
The Royal Bank of Scotland	6 month Budapest Interbank Offered Rate	6.160%	HUF	130,000,000	3/16/2017	(25,504)
The Royal Bank of Scotland	6 month Budapest Interbank Offered Rate	6.220%	HUF	80,000,000	3/16/2017	(13,227)
The Royal Bank of Scotland	6 month Budapest Interbank Offered Rate	6.300%	HUF	43,955,931	3/16/2016	1,244
The Royal Bank of Scotland	6 month Budapest Interbank Offered Rate	6.580%	HUF	100,000,000	9/21/2016	(8,477)
The Royal Bank of Scotland	6 month Budapest Interbank Offered Rate	6.730%	HUF	70,000,000	9/21/2016	(3,829)
The Royal Bank of Scotland	6 month Budapest Interbank Offered Rate	6.760%	HUF	150,000,000	3/16/2016	19,009
The Royal Bank of Scotland	6 month Budapest Interbank Offered Rate	6.780%	HUF	40,000,000	3/16/2016	5,233
The Royal Bank of Scotland	6 month Budapest Interbank Offered Rate	6.930%	HUF	50,000,000	9/21/2016	(730)
The Royal Bank of Scotland	6 month Budapest Interbank Offered Rate	7.110%	HUF	320,000,000	9/21/2016	6,876
The Royal Bank of Scotland	6 month Budapest Interbank Offered Rate	7.150%	HUF	49,000,000	3/16/2016	10,134
The Royal Bank of Scotland	3.405%	(4)	KRW	22,400,000,000	9/21/2016	34,935
The Royal Bank of Scotland	3.950%	(4)	KRW	220,000,000	3/16/2016	(4,003)
The Royal Bank of Scotland	4.270%	(4)	KRW	5,100,000,000	3/16/2016	(150,219)
The Royal Bank of Scotland	4.270%	(4)	KRW	5,100,000,000	3/16/2016	(150,219)
The Royal Bank of Scotland	3 month Korean Certificate of Deposit	3.388%	KRW	22,500,000,000	3/15/2017	(596,089)
The Royal Bank of Scotland	3 month Korean Certificate of Deposit	3.440%	KRW	3,000,000,000	3/15/2017	(1,283)
The Royal Bank of Scotland	3 month Korean Certificate of Deposit	3.490%	KRW	5,200,000,000	9/21/2016	9,089
The Royal Bank of Scotland	3 month Korean Certificate of Deposit	3.515%	KRW	4,600,000,000	3/15/2017	11,183
The Royal Bank of Scotland	3 month Korean Certificate of Deposit	3.680%	KRW	200,000,000	3/16/2016	1,739
The Royal Bank of Scotland	3 month Korean Certificate of Deposit	3.690%	KRW	380,000,000	3/16/2016	3,437
The Royal Bank of Scotland	3 month Korean Certificate of Deposit	3.690%	KRW	330,000,000	3/16/2016	2,985
The Royal Bank of Scotland	3 month Korean Certificate of Deposit	3.700%	KRW	200,000,000	3/16/2016	1,879
The Royal Bank of Scotland	3 month Korean Certificate of Deposit	3.750%	KRW	1,455,153,531	3/16/2016	16,233
The Royal Bank of Scotland	3 month Korean Certificate of Deposit	3.930%	KRW	860,000,000	3/16/2016	15,042

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
(Continued)
The Royal Bank of Scotland	3 month Korean Certificate of Deposit	4.035%	KRW	3,500,000,000	9/21/2016	$80,342
The Royal Bank of Scotland	3 month Korean Certificate of Deposit	4.115%	KRW	490,000,000	3/16/2016	11,760
The Royal Bank of Scotland	3 month Korean Certificate of Deposit	4.240%	KRW	5,100,000,000	3/16/2016	144,835
The Royal Bank of Scotland	3 month Korean Certificate of Deposit	4.255%	KRW	630,000,000	3/16/2016	18,224
The Royal Bank of Scotland	3 month Korean Certificate of Deposit	4.265%	KRW	1,800,000,000	9/21/2016	57,429
The Royal Bank of Scotland	3 month Korean Certificate of Deposit	4.285%	KRW	700,000,000	3/16/2016	20,988
The Royal Bank of Scotland	3 month Korean Certificate of Deposit	4.395%	KRW	5,100,000,000	9/21/2016	188,513
The Royal Bank of Scotland	3 month Korean Certificate of Deposit	4.400%	KRW	1,400,000,000	9/21/2016	52,021
The Royal Bank of Scotland	3 month Korean Certificate of Deposit	4.405%	KRW	5,000,000,000	9/21/2016	186,762
The Royal Bank of Scotland	4.560%	(5)	PLN	16,500,000	9/21/2016	61,420
The Royal Bank of Scotland	4.600%	(5)	PLN	16,500,000	9/21/2016	52,409
The Royal Bank of Scotland	5.600%	(5)	PLN	14,400,000	3/16/2016	(267,255)
The Royal Bank of Scotland	6 month Warsaw Interbank Offered Rate	4.554%	PLN	16,600,000	3/15/2017	(67,281)
The Royal Bank of Scotland	6 month Warsaw Interbank Offered Rate	4.600%	PLN	7,300,000	3/15/2017	(25,104)
The Royal Bank of Scotland	6 month Warsaw Interbank Offered Rate	4.615%	PLN	16,600,000	3/15/2017	(53,762)
The Royal Bank of Scotland	6 month Warsaw Interbank Offered Rate	4.700%	PLN	11,600,000	9/21/2016	(11,129)
The Royal Bank of Scotland	6 month Warsaw Interbank Offered Rate	4.740%	PLN	3,600,000	3/15/2017	(5,652)
The Royal Bank of Scotland	6 month Warsaw Interbank Offered Rate	4.940%	PLN	2,060,979	3/16/2016	18,887
The Royal Bank of Scotland	6 month Warsaw Interbank Offered Rate	4.980%	PLN	990,000	3/16/2016	9,839
The Royal Bank of Scotland	6 month Warsaw Interbank Offered Rate	5.270%	PLN	590,000	3/16/2016	8,243
The Royal Bank of Scotland	6 month Warsaw Interbank Offered Rate	5.550%	PLN	3,500,000	9/21/2016	34,279
The Royal Bank of Scotland	6 month Warsaw Interbank Offered Rate	5.560%	PLN	1,780,000	3/16/2016	32,046
The Royal Bank of Scotland	6 month Warsaw Interbank Offered Rate	5.600%	PLN	500,000	3/16/2016	9,280
The Royal Bank of Scotland	6 month Warsaw Interbank Offered Rate	5.640%	PLN	1,280,000	3/16/2016	24,468
The Royal Bank of Scotland	6 month Warsaw Interbank Offered Rate	5.690%	PLN	7,200,000	3/16/2016	142,638
The Royal Bank of Scotland	6 month Warsaw Interbank Offered Rate	5.690%	PLN	2,400,000	9/21/2016	28,093
The Royal Bank of Scotland	6 month Warsaw Interbank Offered Rate	5.740%	PLN	14,500,000	9/21/2016	179,626
The Royal Bank of Scotland	0.940%	(6)	SGD	400,000	9/21/2016	2,281
The Royal Bank of Scotland	1.040%	(6)	SGD	4,800,000	9/21/2016	9,206
The Royal Bank of Scotland	2.185%	(6)	SGD	2,300,000	3/16/2016	(93,692)
The Royal Bank of Scotland	6 month Singapore Interbank Offered Rate	1.290%	SGD	600,000	3/15/2017	476

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
(Continued)
The Royal Bank of Scotland	6 month Singapore Interbank Offered Rate	1.300%	SGD	4,900,000	3/15/2017	$5,729
The Royal Bank of Scotland	6 month Singapore Interbank Offered Rate	1.320%	SGD	900,000	3/15/2017	1,729
The Royal Bank of Scotland	6 month Singapore Interbank Offered Rate	1.750%	SGD	220,000	3/16/2016	5,707
The Royal Bank of Scotland	6 month Singapore Interbank Offered Rate	1.815%	SGD	365,898	3/16/2016	10,353
The Royal Bank of Scotland	6 month Singapore Interbank Offered Rate	1.945%	SGD	2,200,000	9/21/2016	71,145
The Royal Bank of Scotland	6 month Singapore Interbank Offered Rate	2.055%	SGD	1,200,000	3/16/2016	43,577
The Royal Bank of Scotland	6 month Singapore Interbank Offered Rate	2.145%	SGD	260,000	3/16/2016	10,237
The Royal Bank of Scotland	6 month Singapore Interbank Offered Rate	2.190%	SGD	220,000	3/16/2016	8,999
The Royal Bank of Scotland	6 month Singapore Interbank Offered Rate	2.250%	SGD	200,000	9/21/2016	8,777
The Royal Bank of Scotland	6 month Singapore Interbank Offered Rate	2.540%	SGD	2,300,000	9/21/2016	126,179
The Royal Bank of Scotland	6 month Singapore Interbank Offered Rate	2.550%	SGD	300,000	9/21/2016	16,572
The Royal Bank of Scotland	6.470%	(7)	ZAR	29,400,000	9/21/2016	77,566
The Royal Bank of Scotland	6.495%	(7)	ZAR	29,400,000	9/21/2016	73,642
The Royal Bank of Scotland	6.955%	(7)	ZAR	1,560,000	3/16/2016	(1,397)
The Royal Bank of Scotland	7.930%	(7)	ZAR	25,700,000	3/16/2016	(145,094)
The Royal Bank of Scotland	3 month Johannesburg Interbank Agreed Rate	6.620%	ZAR	11,700,000	3/15/2017	(40,784)
The Royal Bank of Scotland	3 month Johannesburg Interbank Agreed Rate	6.720%	ZAR	29,700,000	3/15/2017	(88,254)
The Royal Bank of Scotland	3 month Johannesburg Interbank Agreed Rate	6.750%	ZAR	29,700,000	3/15/2017	(83,671)
The Royal Bank of Scotland	3 month Johannesburg Interbank Agreed Rate	6.790%	ZAR	10,800,000	9/21/2016	(10,044)
The Royal Bank of Scotland	3 month Johannesburg Interbank Agreed Rate	6.960%	ZAR	6,700,000	3/15/2017	(11,638)
The Royal Bank of Scotland	3 month Johannesburg Interbank Agreed Rate	7.040%	ZAR	1,320,000	3/16/2016	1,729
The Royal Bank of Scotland	3 month Johannesburg Interbank Agreed Rate	7.080%	ZAR	1,320,000	3/16/2016	1,986
The Royal Bank of Scotland	3 month Johannesburg Interbank Agreed Rate	7.155%	ZAR	3,282,843	3/16/2016	6,131
The Royal Bank of Scotland	3 month Johannesburg Interbank Agreed Rate	7.390%	ZAR	2,390,000	3/16/2016	7,206
The Royal Bank of Scotland	3 month Johannesburg Interbank Agreed Rate	7.610%	ZAR	2,810,000	3/16/2016	11,484
The Royal Bank of Scotland	3 month Johannesburg Interbank Agreed Rate	7.750%	ZAR	5,300,000	9/21/2016	22,234
The Royal Bank of Scotland	3 month Johannesburg Interbank Agreed Rate	7.785%	ZAR	1,800,000	3/16/2016	8,891
The Royal Bank of Scotland	3 month Johannesburg Interbank Agreed Rate	7.840%	ZAR	8,000,000	9/21/2016	37,404
The Royal Bank of Scotland	3 month Johannesburg Interbank Agreed Rate	7.990%	ZAR	13,100,000	3/16/2016	77,788

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
(Continued)
The Royal Bank of Scotland	3 month Johannesburg Interbank Agreed Rate	8.275%	ZAR	5,100,000	9/21/2016	$35,688
The Royal Bank of Scotland	3 month Johannesburg Interbank Agreed Rate	8.310%	ZAR	1,700,000	9/21/2016	12,214
The Royal Bank of Scotland	3 month Johannesburg Interbank Agreed Rate	8.332%	ZAR	25,900,000	9/21/2016	189,123
The Royal Bank of Scotland	3 month Johannesburg Interbank Offered Rate	7.350%	ZAR	1,370,000	3/16/2016	3,863

						$977,962

(1)	6 month Prague Interbank Offered Rate
(2)	3 month Hong Kong Interbank Offered Rate
(3)	6 month Budapest Interbank Offered Rate
(4)	3 month Korean Certificate of Deposit
(5)	6 month Warsaw Interbank Offered Rate
(6)	6 month Singapore Interbank Offered Rate
(7)	3 month Johannesburg Interbank Agreed Rate

Money Market Fund pledged as collateral to broker is included in the forward foreign currency exchange contracts.

Total return swap contracts outstanding as of September 30, 2011:

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Merrill Lynch	Mini Japanese 10-Year Treasury Bond	12/7/2011	JPY	8,118,932,400	$(154,263)
Merrill Lynch	U.S. Treasury 10-Year Note	11/28/2011	USD	81,837,973	381,277
Morgan Stanley and Co., International PLC	Bovespa Index	10/13/2011	BRL	1,939,138	(52,766)
Merrill Lynch	Euro - Bund Futures	12/6/2011	EUR	35,147,176	84,774
Morgan Stanley and Co., International PLC	KOSPI Index 200 Futures	12/8/2011	KRW	1,874,831,000	(35,694)
Merrill Lynch	Long Gilt Futures	11/25/2011	GBP	13,573,365	326,753
Morgan Stanley and Co., International PLC	Russian Depositary Index	6/15/2050	USD	1,111,862	(100,806)
Barclays Capital	Soybean Futures	1/13/2012	USD	407,850	(51,000)

					$398,275

Money Market Fund is pledged as collateral to brokers for total return swap contracts in the amount of $900,289.

Open futures contracts outstanding at September 30, 2011:

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
1	Cattle Feeder Futures	November 17, 2011	$67,504	$71,463	$3,959
1	Cocoa Future	December 14, 2011	32,427	26,080	(6,347)
18	Coffee ‘C’ Future	December 19, 2011	1,819,489	1,545,075	(274,414)
62	Corn Futures	March 14, 2012	2,236,882	1,877,825	(359,057)
27	Cotton No.2 Futures	December 7, 2011	1,446,724	1,352,565	(94,159)
69	Crude Oil Financial Futures	November 17, 2011	6,100,290	5,473,770	(626,520)
23	Globex Heat Oil Futures	November 14, 2011	2,583,430	2,320,240	(263,190)
6	Globex Heat Oil Futures	November 29, 2011	773,035	700,056	(72,979)
6	Globex RBOB Gas Futures	November 29, 2011	706,482	629,244	(77,238)
35	Gold 100 OZ Futures	December 28, 2011	5,907,854	5,678,050	(229,804)
11	ICE Euro Gasoil Futures	November 9, 2011	1,050,775	967,450	(83,325)
6	Lean Hogs Futures	February 14, 2012	211,031	219,780	8,749
8	Live Cattle Futures	February 29, 2012	389,821	397,280	7,459
1	LME Aluminum Futures	October 5, 2011	62,663	53,111	(9,552)
1	LME Aluminum Futures	October 6, 2011	64,355	53,121	(11,234)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR RISK PARITY FUND

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
2	LME Aluminum Futures	October 7, 2011	$127,886	$106,262	$(21,624)
2	LME Aluminum Futures	October 14, 2011	125,950	106,408	(19,542)
1	LME Aluminum Futures	October 19, 2011	62,639	53,256	(9,383)
2	LME Aluminum Futures	October 21, 2011	126,729	106,552	(20,177)
7	LME Aluminum Futures	October 27, 2011	466,852	373,343	(93,509)
7	LME Aluminum Futures	November 4, 2011	435,450	373,894	(61,556)
4	LME Aluminum Futures	November 9, 2011	241,700	213,850	(27,850)
2	LME Aluminum Futures	November 14, 2011	120,625	107,023	(13,602)
5	LME Aluminum Futures	November 17, 2011	295,784	267,702	(28,082)
3	LME Aluminum Futures	November 18, 2011	178,722	160,647	(18,075)
2	LME Aluminum Futures	November 25, 2011	119,250	107,223	(12,027)
7	LME Aluminum Futures	December 1, 2011	427,321	375,657	(51,664)
3	LME Aluminum Futures	December 15, 2011	177,754	161,371	(16,383)
72	LME Aluminum Futures	December 19, 2011	4,666,990	3,876,750	(790,240)
10	LME Aluminum Futures	December 23, 2011	553,762	538,617	(15,145)
13	LME Aluminum Futures	December 29, 2011	724,766	700,908	(23,858)
43	LME Aluminum Futures	March 19, 2012	2,599,250	2,335,169	(264,081)
1	LME Copper Futures	October 5, 2011	235,592	174,961	(60,631)
1	LME Copper Futures	October 7, 2011	239,130	174,982	(64,148)
1	LME Copper Futures	October 21, 2011	243,042	175,125	(67,917)
1	LME Copper Futures	October 27, 2011	245,615	175,162	(70,453)
2	LME Copper Futures	November 4, 2011	460,500	350,425	(110,075)
2	LME Copper Futures	November 9, 2011	439,500	350,487	(89,013)
1	LME Copper Futures	November 14, 2011	221,000	175,275	(45,725)
2	LME Copper Futures	November 15, 2011	447,208	350,563	(96,645)
1	LME Copper Futures	November 17, 2011	221,378	175,275	(46,103)
1	LME Copper Futures	November 18, 2011	222,322	175,263	(47,059)
1	LME Copper Futures	November 25, 2011	224,600	175,306	(49,294)
1	LME Copper Futures	November 30, 2011	228,533	175,338	(53,195)
3	LME Copper Futures	December 1, 2011	685,661	526,031	(159,630)
1	LME Copper Futures	December 6, 2011	224,048	175,375	(48,673)
1	LME Copper Futures	December 8, 2011	226,523	175,387	(51,136)
5	LME Copper Futures	December 15, 2011	1,086,256	877,084	(209,172)
23	LME Copper Futures	December 19, 2011	5,290,199	4,034,775	(1,255,424)
3	LME Copper Futures	December 20, 2011	632,254	526,271	(105,983)
1	LME Copper Futures	December 23, 2011	181,251	175,418	(5,833)
1	LME Copper Futures	December 28, 2011	178,376	175,450	(2,926)
17	LME Copper Futures	March 19, 2012	3,853,438	2,990,938	(862,500)
1	LME Lead Futures	November 1, 2011	66,087	49,600	(16,487)
1	LME Lead Futures	December 19, 2011	65,975	49,625	(16,350)
1	LME Lead Futures	March 19, 2012	60,675	49,975	(10,700)
1	LME Nickel Futures	November 1, 2011	150,900	105,481	(45,419)
1	LME Nickel Futures	December 19, 2011	151,020	105,600	(45,420)
1	LME Nickel Futures	March 19, 2012	127,452	105,798	(21,654)
1	LME Zinc Futures	December 19, 2011	56,868	46,444	(10,424)
1	LME Zinc Futures	March 19, 2012	56,000	46,975	(9,025)
180	Natural Gas Swap Futures	November 28, 2011	1,936,130	1,782,900	(153,230)
15	Soybean Futures	January 13, 2012	1,092,146	892,125	(200,021)
59	Sugar #11 (World Markets) Futures	February 29, 2012	1,862,874	1,671,163	(191,711)
21	Wheat Futures	March 14, 2012	781,545	678,825	(102,720)
32	CAC40 10 Euro Futures	October 21, 2011	1,197,487	1,278,657	81,170
6	DAX Index Futures	December 16, 2011	1,015,092	1,099,466	84,374
20	E-Mini Russell 2000 Futures	December 16, 2011	1,347,521	1,283,000	(64,521)
36	FTSE 100 Index Futures	December 16, 2011	2,895,382	2,857,725	(37,657)
18	FTSE/JSE Top 40 Index Futures	December 15, 2011	609,025	590,414	(18,611)
5	FTSE/MIB Index Futures	December 16, 2011	451,257	494,033	42,776
20	H-SHARES Index Futures	October 28, 2011	1,176,075	1,136,580	(39,495)
4	IBEX 35 Index Futures	October 21, 2011	401,902	455,756	53,854
35	MSCI Taiwan Stock Index Futures	October 28, 2011	872,876	896,000	23,124
263	S&P 500 E-Mini Futures	December 16, 2011	15,290,437	14,806,900	(483,537)
18	S&P MID 400 E-Mini Futures	December 16, 2011	1,496,152	1,402,020	(94,132)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR RISK PARITY FUND

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
4	S&P/Toronto Stock Exchange 60 Index	December 15, 2011	$527,943	$507,453	$(20,490)
27	TOPIX Index Futures	December 8, 2011	2,611,192	2,651,692	40,500
10	Australia 10-Year Bond Future	December 15, 2011	1,115,057	1,105,770	(9,287)

			88,105,688	79,764,610	(8,341,078)

Short Contracts:
1	LME Aluminum Futures	October 5, 2011	(62,995)	(53,111)	9,884
1	LME Aluminum Futures	October 6, 2011	(63,745)	(53,121)	10,624
2	LME Aluminum Futures	October 7, 2011	(127,700)	(106,263)	21,437
2	LME Aluminum Futures	October 14, 2011	(125,933)	(106,408)	19,525
1	LME Aluminum Futures	October 19, 2011	(62,750)	(53,256)	9,494
2	LME Aluminum Futures	October 21, 2011	(126,450)	(106,552)	19,898
7	LME Aluminum Futures	October 27, 2011	(462,875)	(373,343)	89,532
7	LME Aluminum Futures	November 4, 2011	(436,461)	(373,895)	62,566
4	LME Aluminum Futures	November 9, 2011	(241,133)	(213,850)	27,283
2	LME Aluminum Futures	November 14, 2011	(120,523)	(107,023)	13,500
5	LME Aluminum Futures	November 17, 2011	(301,625)	(267,701)	33,924
3	LME Aluminum Futures	November 18, 2011	(180,300)	(160,647)	19,653
2	LME Aluminum Futures	November 25, 2011	(118,787)	(107,222)	11,565
7	LME Aluminum Futures	December 1, 2011	(426,475)	(375,657)	50,818
3	LME Aluminum Futures	December 15, 2011	(177,044)	(161,371)	15,673
72	LME Aluminum Futures	December 19, 2011	(4,388,727)	(3,876,750)	511,977
10	LME Aluminum Futures	December 23, 2011	(556,415)	(538,618)	17,797
13	LME Aluminum Futures	December 29, 2011	(721,037)	(700,908)	20,129
26	LME Aluminum Futures	March 19, 2012	(1,466,930)	(1,411,962)	54,968
1	LME Copper Futures	October 5, 2011	(235,820)	(174,961)	60,859
1	LME Copper Futures	October 7, 2011	(238,625)	(174,982)	63,643
1	LME Copper Futures	October 21, 2011	(242,750)	(175,125)	67,625
1	LME Copper Futures	October 27, 2011	(244,000)	(175,163)	68,837
1	LME Copper Futures	November 1, 2011	(65,875)	(49,600)	16,275
2	LME Copper Futures	November 4, 2011	(458,199)	(350,425)	107,774
2	LME Copper Futures	November 9, 2011	(437,565)	(350,488)	87,077
1	LME Copper Futures	November 14, 2011	(220,359)	(175,275)	45,084
2	LME Copper Futures	November 15, 2011	(442,425)	(350,563)	91,862
1	LME Copper Futures	November 17, 2011	(224,500)	(175,275)	49,225
1	LME Copper Futures	November 18, 2011	(220,750)	(175,262)	45,488
1	LME Copper Futures	November 25, 2011	(223,211)	(175,306)	47,905
1	LME Copper Futures	November 30, 2011	(228,275)	(175,338)	52,937
3	LME Copper Futures	December 1, 2011	(683,250)	(526,031)	157,219
1	LME Copper Futures	December 6, 2011	(224,000)	(175,375)	48,625
1	LME Copper Futures	December 8, 2011	(225,375)	(175,387)	49,988
5	LME Copper Futures	December 15, 2011	(1,080,503)	(877,084)	203,419
23	LME Copper Futures	December 19, 2011	(5,194,101)	(4,034,775)	1,159,326
3	LME Copper Futures	December 20, 2011	(629,755)	(526,271)	103,484
1	LME Copper Futures	December 23, 2011	(182,305)	(175,419)	6,886
1	LME Copper Futures	December 28, 2011	(172,452)	(175,450)	(2,998)
10	LME Copper Futures	March 19, 2012	(2,082,262)	(1,759,374)	322,888
1	LME Lead Futures	December 19, 2011	(60,300)	(49,625)	10,675
1	LME Nickel Futures	November 1, 2011	(150,900)	(105,481)	45,419
1	LME Nickel Futures	December 19, 2011	(127,260)	(105,600)	21,660
1	LME Zinc Futures	December 19, 2011	(55,450)	(46,444)	9,006

			(24,518,172)	(20,557,737)	3,960,435

			$63,587,516	$59,206,873	$(4,380,643)

Cash held as collateral with broker for futures contracts was $8,495,200 at September 30, 2011.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR RISK PARITY FUND

Forward foreign currency exchange contracts outstanding as of September 30, 2011:
PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 12/21/11	The Royal Bank of Scotland	BRL	12,364,000	$7,169,710	$6,466,879	$(702,831)
Euro, Expiring 12/21/11	The Royal Bank of Scotland	EUR	6,735,000	9,146,870	9,020,522	(126,348)
Israeli Shekel, Expiring 12/21/11	The Royal Bank of Scotland	ILS	22,453,000	6,020,764	5,980,912	(39,852)
Japanese Yen, Expiring 12/21/11	The Royal Bank of Scotland	JPY	56,920,000	737,238	738,851	1,613
Korean Won, Expiring 12/21/11	The Royal Bank of Scotland	KRW	8,308,172,000	7,440,429	7,022,906	(417,523)
Mexican Peso, Expiring 12/21/11	The Royal Bank of Scotland	MXN	107,024,000	8,389,289	7,660,039	(729,250)
Singapore Dollar, Expiring 12/21/11	The Royal Bank of Scotland	SGD	7,976,000	6,499,092	6,099,352	(399,740)
Turkish Lira, Expiring 12/21/11	The Royal Bank of Scotland	TRY	5,142,000	2,840,691	2,734,072	(106,619)
Taiwanese Dollar, Expiring 12/21/11	The Royal Bank of Scotland	TWD	176,175,000	5,988,015	5,794,126	(193,889)
South African Rand, Expiring 12/21/11	The Royal Bank of Scotland	ZAR	21,839,000	2,931,015	2,674,373	(256,642)

				57,163,113	54,192,032	(2,971,081)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 12/21/11	The Royal Bank of Scotland	BRL	(5,220,000)	$(2,907,018)	$(2,730,274)	$176,744
Euro, Expiring 12/21/11	The Royal Bank of Scotland	EUR	(46,959,000)	(65,076,493)	(62,894,537)	2,181,956
British Pound, Expiring 12/21/11	The Royal Bank of Scotland	GBP	(14,038,000)	(22,250,756)	(21,874,854)	375,902
Hong Kong Dollar, Expiring 12/21/11	The Royal Bank of Scotland	HKD	(33,000)	(4,238)	(4,241)	(3)
Hungarian Forint, Expiring 12/21/11	The Royal Bank of Scotland	HUF	(30,000)	(138)	(136)	2
Israeli Shekel, Expiring 12/21/11	The Royal Bank of Scotland	ILS	(5,170,000)	(1,389,192)	(1,377,157)	12,035
Japanese Yen, Expiring 12/21/11	The Royal Bank of Scotland	JPY	(59,920,000)	(775,139)	(777,793)	(2,654)
Korean Won, Expiring 12/21/11	The Royal Bank of Scotland	KRW	(4,418,126,000)	(3,815,490)	(3,734,646)	80,844
Mexican Peso, Expiring 12/21/11	The Royal Bank of Scotland	MXN	(29,046,000)	(2,115,357)	(2,078,912)	36,445
Russian Ruble, Expiring 12/21/11	The Royal Bank of Scotland	RUB	(31,220,000)	(1,024,193)	(955,266)	68,927
Singapore Dollar, Expiring 12/21/11	The Royal Bank of Scotland	SGD	(2,125,000)	(1,688,076)	(1,625,015)	63,061
Turkish Lira, Expiring 12/21/11	The Royal Bank of Scotland	TRY	(2,728,000)	(1,473,302)	(1,450,515)	22,787
Taiwanese Dollar, Expiring 12/21/11	The Royal Bank of Scotland	TWD	(46,617,000)	(1,530,795)	(1,533,162)	(2,367)
South African Rand, Expiring 12/21/11	The Royal Bank of Scotland	ZAR	(14,971,000)	(1,937,169)	(1,833,327)	103,842

				(105,987,356)	(102,869,835)	3,117,521

				$(48,824,243)	$(48,677,803)	$146,440

Money Market Fund is pledged as collateral to the broker for forward foreign currency exchange contracts in the amount of $12,721,214. In addition, cash held as collateral with broker was $2,781,706 at September 30, 2011.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR RISK PARITY FUND

BRL - Brazilian Real

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli Shekel

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

RUB - Russian Ruble

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwan Dollar

ZAR - South African Rand

See notes to Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

					SHARES	VALUE (Note 3)
LONG INVESTMENTS - 31.8%
COMMON STOCKS - 0.0%
Consumer Staples - 0.0% (a)
BJ’s Wholesale Club, Inc. (Cost $13,204)					262	$13,425

	MOODY’S RATING*		INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)

CORPORATE BONDS - 6.1% (2)
Consumer Staples - 1.2%
Smithfield Foods, Inc. (b)	B+	**	4.000%	06/30/13	$1,575	1,738,406

Energy - 0.3%
Global Industries Ltd.	NR		2.750%	08/01/27	375	366,562

Financials - 0.8%
PHH Corp.	Ba2		4.000%	04/15/12	1,075	1,064,250

Health Care - 2.6%
Amgen, Inc., Series B	A3		0.375%	02/01/13	2,500	2,456,250
Cephalon, Inc.	NR		2.500%	05/01/14	404	499,445
Omnicare, Inc.	Ba3		3.750%	12/15/25	725	811,094

						3,766,789

Industrials - 1.2%
Chart Industries, Inc.	B+	**	2.000%	08/01/18	275	255,750
General Cable Corp. (c)	B2		4.500%	11/15/29	1,650	1,485,000

						1,740,750

TOTAL CORPORATE BONDS (Cost $9,133,717)						8,676,757

CONVERTIBLE BONDS - 25.7% (2)
Consumer Discretionary - 1.8%
DR Horton, Inc., Series DHI (b)	Ba3		2.000%	05/15/14	1,675	1,687,563
Lennar Corp. 144A (d)	B3		2.750%	12/15/20	500	465,625
priceline.com, Inc. 144A (d)	BBB-	**	1.250%	03/15/15	275	443,781

						2,596,969

Consumer Staples - 1.9%
Tyson Foods, Inc. (b)	BB+	**	3.250%	10/15/13	2,225	2,683,906

Energy - 0.5%
SESI LLC (c)	BB+	**	1.500%	12/15/26	750	746,250

Financials - 4.1%
Boston Properties LP	A-	**	3.750%	05/15/36	750	816,563
DDR Corp.	NR		1.750%	11/15/40	820	753,375
Host Hotels & Resorts LP 144A (d)	BB+	**	2.500%	10/15/29	2,150	2,244,062
PHH Corp.	Ba2		4.000%	09/01/14	600	574,500
ProLogis LP	BBB-	**	3.250%	03/15/15	500	494,375
SL Green Operating Partnership LP 144A (b)(d)	NR		3.000%	10/15/17	1,000	968,750

						5,851,625

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	MOODY’S RATING*		INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Health Care - 0.7%
Mylan, Inc.	BB	**	1.250%	03/15/12	$1,000	$997,500

Industrials - 5.4%
Avis Budget Group, Inc.	NR		3.500%	10/01/14	2,450	2,367,312
Hertz Global Holdings, Inc.	B-	**	5.250%	06/01/14	2,375	3,093,438
Navistar International Corp. (b)	B	**	3.000%	10/15/14	1,000	992,500
Textron, Inc., Series TXT	Baa3		4.500%	05/01/13	875	1,315,781

						7,769,031

Information Technology - 6.5%
Amkor Technology, Inc.	NR		6.000%	04/15/14	1,175	1,893,219
Ciena Corp. (b)(d)	NR		4.000%	03/15/15	500	479,375
Equinix, Inc.	B	**	4.750%	06/15/16	1,675	2,148,187
VeriSign, Inc.	NR		3.250%	08/15/37	2,344	2,393,810
Xilinx, Inc.	NR		3.125%	03/15/37	2,300	2,300,000

						9,214,591

Materials - 1.8%
Allegheny Technologies, Inc. (b)	BBB-	**	4.250%	06/01/14	1,000	1,207,500
Cemex SAB de CV 144A (Mexico) (b)(d)	NR		3.250%	03/15/16	500	233,750
Sterlite Industries India Ltd. (India)	NR		4.000%	10/30/14	225	189,281
United States Steel Corp.	Ba2		4.000%	05/15/14	925	964,313

						2,594,844

Telecommunication Services - 3.0%
Level 3 Communications, Inc.	CCC	**	15.000%	01/15/13	1,550	1,974,313
XM Satellite Radio, Inc. 144A (d)	BB-	**	7.000%	12/01/14	2,000	2,330,000

						4,304,313
TOTAL CONVERTIBLE BONDS (Cost $40,183,500)						36,759,029

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (Cost $49,330,421)						45,449,211

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
SECURITIES SOLD SHORT - (14.6)%
COMMON STOCKS - (14.6)%
Consumer Discretionary - (1.5)%
DR Horton, Inc.	(55,791)	$(504,351)
Lennar Corp., Class A	(11,974)	(162,128)
priceline.com, Inc. †	(803)	(360,916)
Sirius XM Radio, Inc. †	(740,060)	(1,117,491)

		(2,144,886)

Consumer Staples - (1.5)%
Smithfield Foods, Inc. †	(37,466)	(730,587)
Tyson Foods, Inc., Class A	(84,291)	(1,463,292)

		(2,193,879)

Energy - 0.0% (a)
Superior Energy Services, Inc. †	(200)	(5,248)

Financials - (1.9)%
Boston Properties, Inc. REIT	(3,471)	(309,266)
DDR Corp. REIT	(26,032)	(283,749)
Host Hotels & Resorts, Inc. REIT	(100,763)	(1,102,347)
PHH Corp. †	(27,510)	(442,361)
ProLogis, Inc. REIT	(4,956)	(120,183)
SL Green Realty Corp. REIT	(6,631)	(385,592)

		(2,643,498)

Health Care - (0.6)%
Amgen, Inc.	(2,900)	(159,355)
Mylan, Inc. †	(9,246)	(157,182)
Omnicare, Inc.	(22,805)	(579,931)

		(896,468)

Industrials - (3.5)%
Avis Budget Group, Inc. †	(86,011)	(831,727)
Chart Industries, Inc. †	(3,094)	(130,474)
General Cable Corp. †	(41,681)	(973,251)
Hertz Global Holdings, Inc. †	(219,278)	(1,951,574)
Navistar International Corp. †	(10,361)	(332,795)
Textron, Inc.	(40,000)	(705,600)

		(4,925,421)

Information Technology - (4.4)%
Amkor Technology, Inc. †	(341,963)	(1,490,959)
Ciena Corp. †	(13,670)	(153,104)
Equinix, Inc. †	(15,879)	(1,410,531)
VeriSign, Inc.	(57,700)	(1,650,797)

	SHARES	VALUE (Note 3)
Information Technology - (4.4)% (continued)
Xilinx, Inc.	(59,222)	$(1,625,052)

		(6,330,443)

Materials - (0.7)%
Allegheny Technologies, Inc.	(14,417)	(533,285)
Cemex SAB de CV ADR (Mexico) †	(23,600)	(74,576)
Sterlite Industries India Ltd. ADR (India)	(1,775)	(16,348)
United States Steel Corp.	(16,316)	(359,115)

		(983,324)

Telecommunication Services - (0.5)%
Level 3 Communications, Inc. †	(491,824)	(732,818)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $24,269,703)		(20,855,985)

TOTAL SECURITIES SOLD SHORT (proceeds $24,269,703)		(20,855,985)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 17.2% (Cost $25,060,718)		24,593,226

OTHER ASSETS IN EXCESS OF LIABILITIES - 82.8% (e)		118,169,989

NET ASSETS - 100.0%		$142,763,215

†	Non income-producing security.
(a)	Represents less than 0.05 percent of net assets.
(b)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At September 30, 2011, the value of these securities was $3,995,104. In addition, $23,217,468 of cash collateral was pledged.
(c)	Represents a step bond. The rate shown reflects the yield at September 30, 2011.
(d)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(e)	Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
*	The rating reflected is as September 30, 2011. Rating of certain bonds may have changed subsequent to the date.
**	S & P Rating provided.

All securities are United States companies, unless noted otherwise in parentheses.

All securities are Level 1, with respect to ASC 820 unless noted otherwise in parentheses.

(2)	Level 2 security (See Note 5).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

NR - Not Rated by Moody’s

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Total return swap contracts outstanding as of September 30, 2011:

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank Of America	Euro-Bobl Futures	12/6/2011	EUR	367,209	$(1,168)
Bank Of America	Euro-SCHATZ Futures	12/6/2011	EUR	1,208,594	(3,758)
Morgan Stanley and Co., International PLC	KOSPI Index 200 Futures	12/8/2011	KRW	2,337,082,559	(39,868)
Morgan Stanley and Co., International PLC	Russian Trading System Index Futures	12/15/2011	USD	9,435	(1,527)
Morgan Stanley and Co., International PLC	Swiss Market Index Futures	12/21/2011	CHF	(2,791,002)	(86,374)
Bank of America	U.S. Treasury 2-Year Note Futures	11/28/2011	USD	4,412,002	(7,939)
Bank of America	U.S. Treasury 5-Year Note Futures	11/28/2011	USD	735,873	(967)
Barclays Capital	Wheat Futures	11/25/2011	USD	(422,376)	56,825

					$(84,776)

Credit default swap contracts sell protections as of September 30, 2011:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	Markit CDX North America High Yield Index Series 17	5.000%	USD	$1,350,000	$(130,550)	12/20/2016	$(31,413)

Credit default swap contracts buy protections as of September 30, 2011:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	Markit CDX North America High Yield Index Series 17	5.000%	USD	$1,000,000	$123,060	12/20/2016	$(1,463)

Cash pledged as collateral for credit default swap contracts is included in the collateral for forward currency exchange contracts.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Open futures contracts outstanding at September 30, 2011:

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
6	Corn Futures	December 14, 2011	$200,075	$177,750	$(22,325)
1	Globex Brent FCL Futures	October 13, 2011	109,660	102,760	(6,900)
2	Globex Heat Oil Futures	October 28, 2011	249,194	233,461	(15,733)
2	Globex RBOB Gas Futures	October 28, 2011	229,929	213,200	(16,729)
2	Gold 100 OZ Futures	December 28, 2011	327,666	324,460	(3,206)
3	ICE Euro Gasoil Futures	October 11, 2011	288,300	265,050	(23,250)
1	LME Aluminum Futures	October 20, 2011	63,818	53,266	(10,552)
1	LME Aluminum Futures	October 27, 2011	66,693	53,335	(13,358)
1	LME Aluminum Futures	October 28, 2011	66,355	53,344	(13,011)
1	LME Aluminum Futures	November 4, 2011	61,750	53,414	(8,336)
1	LME Aluminum Futures	November 8, 2011	60,825	53,453	(7,372)
2	LME Aluminum Futures	November 18, 2011	117,400	107,098	(10,302)
1	LME Aluminum Futures	December 8, 2011	59,825	53,728	(6,097)
3	LME Aluminum Futures	December 13, 2011	178,354	161,317	(17,037)
1	LME Aluminum Futures	December 15, 2011	59,226	53,790	(5,436)
1	LME Aluminum Futures	December 19, 2011	55,076	53,843	(1,233)
1	LME Aluminum Futures	December 20, 2011	58,751	53,834	(4,917)
8	LME Aluminum Futures	December 23, 2011	443,010	430,894	(12,116)
1	LME Aluminum Futures	December 28, 2011	54,555	53,908	(647)
1	LME Copper Futures	October 19, 2011	243,881	175,112	(68,769)
1	LME Copper Futures	November 9, 2011	220,000	175,244	(44,756)
1	LME Copper Futures	November 16, 2011	221,205	175,288	(45,917)
1	LME Copper Futures	November 23, 2011	221,550	175,294	(46,256)
1	LME Copper Futures	November 25, 2011	225,262	175,306	(49,956)
1	LME Copper Futures	December 8, 2011	226,524	175,388	(51,136)
2	LME Copper Futures	December 13, 2011	439,003	350,829	(88,174)
1	LME Copper Futures	December 15, 2011	217,001	175,416	(41,585)
1	LME Copper Futures	December 16, 2011	219,105	175,418	(43,687)
3	LME Copper Futures	December 19, 2011	670,614	526,275	(144,339)
3	LME Copper Futures	December 20, 2011	632,291	526,270	(106,021)
1	LME Nickel Futures	November 14, 2011	127,800	105,506	(22,294)
1	LME Nickel Futures	December 16, 2011	131,419	105,587	(25,832)
1	LME Nickel Futures	December 19, 2011	131,340	105,600	(25,740)
1	LME Nickel Futures	December 23, 2011	107,401	105,600	(1,801)
3	LME Nickel Futures	December 28, 2011	331,204	316,800	(14,404)
3	LME Zinc Futures	October 19, 2011	184,837	138,244	(46,593)
2	LME Zinc Futures	October 21, 2011	123,143	92,163	(30,980)
1	LME Zinc Futures	October 27, 2011	63,082	46,112	(16,970)
1	LME Zinc Futures	October 28, 2011	63,029	46,119	(16,910)
1	LME Zinc Futures	November 8, 2011	54,113	46,196	(7,917)
1	LME Zinc Futures	November 9, 2011	53,375	46,204	(7,171)
2	LME Zinc Futures	November 10, 2011	108,750	92,425	(16,325)
1	LME Zinc Futures	November 14, 2011	54,175	46,246	(7,929)
2	LME Zinc Futures	November 22, 2011	108,375	92,587	(15,788)
4	LME Zinc Futures	December 20, 2011	211,700	185,754	(25,946)
3	LME Zinc Futures	December 23, 2011	146,700	139,294	(7,406)
2	LME Zinc Futures	December 28, 2011	96,500	92,960	(3,540)
4	Sugar #11 (World Markets) Futures	February 29, 2012	125,597	113,300	(12,297)
19	CAC40 10 Euro Futures	October 21, 2011	711,008	759,203	48,195
5	DAX Index Futures	December 16, 2011	859,354	916,221	56,867
5	FTSE 100 Index Futures	December 16, 2011	401,644	396,906	(4,738)
1	FTSE/JSE Top 40 Index Futures	December 15, 2011	34,171	32,801	(1,370)
1	FTSE/MIB Index Futures	December 16, 2011	89,597	98,807	9,210
3	IBEX 35 Index Futures	October 21, 2011	303,714	341,817	38,103
3	NASDAQ 100 E-Mini Futures	December 16, 2011	135,566	128,070	(7,496)
12	TOPIX Index Futures	December 8, 2011	1,165,103	1,178,530	13,427
10	3-Month Euro Euribor Futures	March 19, 2012	3,310,403	3,311,025	622
16	3-Month Euro Euribor Futures	June 18, 2012	5,299,335	5,299,515	180
7	3-Month Euro Euribor Futures	September 17, 2012	2,319,053	2,318,655	(398)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
8	3-Month Euro Euribor Futures	December 17, 2012	$2,648,455	$2,648,686	$231
8	3-Month Euro Euribor Futures	March 18, 2013	2,645,363	2,647,212	1,849
9	3-Month Euro Euribor Futures	June 17, 2013	2,972,729	2,975,551	2,822
8	3-Month Euro Euribor Futures	September 16, 2013	2,639,842	2,642,389	2,547
148	90-Day EURODollar Futures	March 19, 2012	36,812,505	36,781,700	(30,805)
62	90-Day EURODollar Futures	June 18, 2012	15,424,941	15,408,550	(16,391)
9	90-Day EURODollar Futures	September 17, 2012	2,239,481	2,236,950	(2,531)
14	90-Day EURODollar Futures	December 17, 2012	3,482,882	3,479,525	(3,357)
14	90-Day EURODollar Futures	March 18, 2013	3,481,686	3,479,000	(2,686)
12	90-Day EURODollar Futures	June 17, 2013	2,982,279	2,979,900	(2,379)
11	90-Day EURODollar Futures	September 16, 2013	2,731,032	2,728,550	(2,482)
22	90-Day Sterling Futures	September 19, 2012	4,249,722	4,247,182	(2,540)
21	90-Day Sterling Futures	December 19, 2012	4,054,374	4,052,900	(1,474)
20	90-Day Sterling Futures	March 20, 2013	3,859,153	3,858,735	(418)
18	90-Day Sterling Futures	June 19, 2013	3,470,160	3,470,757	597
17	90-Day Sterling Futures	September 18, 2013	3,273,605	3,274,954	1,349
24	Australia 3-Year Bond Futures	December 15, 2011	2,493,428	2,478,968	(14,460)
61	Canadian 10-Year Bond Futures	December 19, 2011	7,622,658	7,736,912	114,254
5	Euro CHF 3-Month LIFFE Futures	March 19, 2012	1,378,340	1,380,461	2,121
5	Euro CHF 3-Month LIFFE Futures	June 18, 2012	1,380,684	1,380,737	53
8	Euro-Bobl Futures	December 8, 2011	1,310,141	1,308,990	(1,151)
3	Euro-Buxl 30-Year Bond Futures	December 8, 2011	480,773	496,136	15,363
26	Euro-SCHATZ Futures	December 8, 2011	3,824,566	3,818,623	(5,943)
17	Long Gilt Futures	December 28, 2011	3,396,885	3,446,009	49,124
2	U.S. Long Bond Futures	December 20, 2011	277,426	285,250	7,824
142	U.S. Treasury 10-Year Note Futures	December 20, 2011	18,377,154	18,473,312	96,158
8	U.S. Treasury 5-Year Note Futures	December 30, 2011	982,443	979,875	(2,568)

			161,631,093	160,753,806	(877,287)

Short Contracts:
33	Cocoa Futures	December 14, 2011	(901,623)	(860,640)	40,983
1	Coffee ‘C’ Futures	December 19, 2011	(89,065)	(85,838)	3,227
1	Cotton No.2 Futures	December 7, 2011	(49,996)	(50,095)	(99)
6	Crude Oil Financial Futures	October 19, 2011	(507,140)	(475,200)	31,940
19	Lean Hogs Futures	December 14, 2011	(628,594)	(667,280)	(38,686)
1	LME Aluminum Futures	October 20, 2011	(63,750)	(53,266)	10,484
1	LME Aluminum Futures	October 27, 2011	(66,150)	(53,335)	12,815
1	LME Aluminum Futures	October 28, 2011	(65,800)	(53,345)	12,455
1	LME Aluminum Futures	November 4, 2011	(61,656)	(53,413)	8,243
1	LME Aluminum Futures	November 8, 2011	(60,815)	(53,453)	7,362
2	LME Aluminum Futures	November 18, 2011	(116,606)	(107,098)	9,508
1	LME Aluminum Futures	December 8, 2011	(59,983)	(53,728)	6,255
3	LME Aluminum Futures	December 13, 2011	(178,541)	(161,316)	17,225
1	LME Aluminum Futures	December 15, 2011	(59,014)	(53,790)	5,224
17	LME Aluminum Futures	December 19, 2011	(975,544)	(915,344)	60,200
1	LME Aluminum Futures	December 20, 2011	(58,391)	(53,835)	4,556
8	LME Aluminum Futures	December 23, 2011	(445,132)	(430,894)	14,238
1	LME Aluminum Futures	December 28, 2011	(55,124)	(53,907)	1,217
1	LME Copper Futures	October 19, 2011	(245,000)	(175,113)	69,887
1	LME Copper Futures	November 9, 2011	(218,782)	(175,243)	43,539
1	LME Copper Futures	November 16, 2011	(219,425)	(175,287)	44,138
1	LME Copper Futures	November 23, 2011	(221,161)	(175,294)	45,867
1	LME Copper Futures	November 25, 2011	(226,250)	(175,306)	50,944
1	LME Copper Futures	December 8, 2011	(225,825)	(175,388)	50,437
2	LME Copper Futures	December 13, 2011	(439,987)	(350,828)	89,159
1	LME Copper Futures	December 15, 2011	(216,100)	(175,416)	40,684
1	LME Copper Futures	December 16, 2011	(219,624)	(175,418)	44,206
6	LME Copper Futures	December 19, 2011	(1,288,299)	(1,052,550)	235,749
3	LME Copper Futures	December 20, 2011	(629,755)	(526,271)	103,484
1	LME Nickel Futures	November 14, 2011	(129,309)	(105,507)	23,802
1	LME Nickel Futures	December 16, 2011	(131,328)	(105,587)	25,741
5	LME Nickel Futures	December 19, 2011	(565,507)	(528,000)	37,507
1	LME Nickel Futures	December 23, 2011	(106,907)	(105,600)	1,307

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
3	LME Nickel Futures	December 28, 2011	$(329,262)	$(316,799)	$12,463
3	LME Zinc Futures	October 19, 2011	(186,000)	(138,244)	47,756
2	LME Zinc Futures	October 21, 2011	(123,500)	(92,162)	31,338
1	LME Zinc Futures	October 27, 2011	(62,925)	(46,112)	16,813
1	LME Zinc Futures	October 28, 2011	(62,625)	(46,119)	16,506
1	LME Zinc Futures	November 8, 2011	(54,343)	(46,196)	8,147
1	LME Zinc Futures	November 9, 2011	(52,761)	(46,204)	6,557
2	LME Zinc Futures	November 10, 2011	(107,637)	(92,425)	15,212
1	LME Zinc Futures	November 14, 2011	(54,266)	(46,245)	8,021
2	LME Zinc Futures	November 22, 2011	(108,683)	(92,587)	16,096
12	LME Zinc Futures	December 19, 2011	(612,490)	(557,325)	55,165
4	LME Zinc Futures	December 20, 2011	(211,115)	(185,754)	25,361
3	LME Zinc Futures	December 23, 2011	(145,983)	(139,294)	6,689
2	LME Zinc Futures	December 28, 2011	(96,891)	(92,961)	3,930
100	Natural Gas Swap Futures	October 27, 2011	(999,303)	(916,500)	82,803
4	Soybean Futures	November 14, 2011	(246,691)	(235,800)	10,891
13	Soybean Meal Futures	December 14, 2011	(419,945)	(401,181)	18,764
10	Soybean Oil Futures	December 14, 2011	(312,310)	(301,260)	11,050
13	Wheat Futures	December 14, 2011	(483,597)	(396,013)	87,584
20	Amsterdam Index Futures	October 21, 2011	(1,442,688)	(1,503,467)	(60,779)
2	DJIA Mini E-CBOT Futures	December 16, 2011	(111,449)	(108,410)	3,039
18	E-Mini Russell 2000 Futures	December 16, 2011	(1,161,933)	(1,154,700)	7,233
7	Euro Stoxx 50 Index	December 16, 2011	(183,569)	(202,195)	(18,626)
5	Hang Seng Index Futures	October 28, 2011	(576,254)	(559,237)	17,017
3	H-SHARES Index Futures	October 28, 2011	(178,009)	(170,487)	7,522
10	MSCI Singapore Index Futures	October 28, 2011	(476,814)	(469,455)	7,359
11	MSCI Taiwan Stock Index Futures	October 28, 2011	(275,776)	(281,600)	(5,824)
54	S&P 500 E-Mini Futures	December 16, 2011	(3,146,546)	(3,040,200)	106,346
1	S&P MID 400 E-Mini Futures	December 16, 2011	(80,894)	(77,890)	3,004
3	S&P/Toronto Stock Exchange 60 Index Futures	December 15, 2011	(371,063)	(380,589)	(9,526)
311	SGX S&P CNX Nifty Index Futures	October 25, 2011	(3,072,618)	(3,067,082)	5,536
23	SPI 200 Index Futures	December 15, 2011	(2,267,831)	(2,225,711)	42,120
59	90-Day Sterling Futures	March 21, 2012	(11,390,996)	(11,387,870)	3,126
33	90-Day Sterling Futures	June 20, 2012	(6,373,236)	(6,370,772)	2,464
4	Australia 10-Year Bond Future	December 15, 2011	(447,260)	(442,308)	4,952
43	Canadian 3-Month Bank Acceptance Futures	March 19, 2012	(10,150,088)	(10,166,285)	(16,197)
16	Canadian 3-Month Bank Acceptance Futures	June 18, 2012	(3,775,877)	(3,785,094)	(9,217)
63	Euro - Bund Futures	December 8, 2011	(11,513,309)	(11,520,335)	(7,026)
56	Mini Japanese 10-Year Treasury Bond Futures	December 8, 2011	(10,351,146)	(10,327,292)	23,854
2	U.S. Treasury 2-Year Note Futures	December 30, 2011	(440,464)	(440,407)	57

			(81,984,330)	(80,283,152)	1,701,178

			$79,646,763	$80,470,654	$823,891

Cash held as collateral with broker for futures contracts was $3,058,706 at September 30, 2011.

Forward foreign currency exchange contracts outstanding as of September 30, 2011:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/21/11	The Royal Bank of Scotland	AUD	5,422,000	$5,598,931	$5,197,095	$(401,836)
Brazilian Real, Expiring 12/21/11	The Royal Bank of Scotland	BRL	3,294,000	1,910,144	1,722,897	(187,247)
Canadian Dollar, Expiring 12/21/11	The Royal Bank of Scotland	CAD	2,877,000	2,904,760	2,740,888	(163,872)
Swiss Franc, Expiring 12/21/11	The Royal Bank of Scotland	CHF	4,062,000	4,673,208	4,488,994	(184,214)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Chilean Peso, Expiring 12/21/11	The Royal Bank of Scotland	CLP	21,000,000	$44,401	$39,992	$(4,409)
Columbian Peso, Expiring 12/21/11	The Royal Bank of Scotland	COP	36,000,000	19,989	18,554	(1,435)
Czech Republic Koruna, Expiring 12/21/11	The Royal Bank of Scotland	CZK	15,554,000	863,103	844,865	(18,238)
Euro, Expiring 12/21/11	The Royal Bank of Scotland	EUR	11,403,000	15,506,204	15,272,608	(233,596)
British Pound, Expiring 12/21/11	The Royal Bank of Scotland	GBP	2,982,000	4,685,416	4,646,731	(38,685)
Hungarian Forint, Expiring 12/21/11	The Royal Bank of Scotland	HUF	954,400,000	4,595,512	4,326,449	(269,063)
Israeli Shekel, Expiring 12/21/11	The Royal Bank of Scotland	ILS	5,140,000	1,389,302	1,369,166	(20,136)
Indian Rupee, Expiring 12/21/11	The Royal Bank of Scotland	INR	12,000,000	241,686	242,278	592
Japanese Yen, Expiring 12/21/11	The Royal Bank of Scotland	JPY	1,026,446,000	13,391,012	13,323,800	(67,212)
Korean Won, Expiring 12/21/11	The Royal Bank of Scotland	KRW	9,002,520,000	8,067,235	7,609,839	(457,396)
Mexican Peso, Expiring 12/21/11	The Royal Bank of Scotland	MXN	44,710,000	3,495,645	3,200,033	(295,612)
Malaysian Ringgit, Expiring 12/21/11	The Royal Bank of Scotland	MYR	140,000	46,752	43,740	(3,012)
Norwegian Krone, Expiring 12/21/11	The Royal Bank of Scotland	NOK	63,684,000	11,773,107	10,806,945	(966,162)
New Zealand Dollar, Expiring 12/21/11	The Royal Bank of Scotland	NZD	17,622,000	14,444,604	13,359,062	(1,085,542)
Philippine Peso, Expiring 12/21/11	The Royal Bank of Scotland	PHP	18,000,000	412,939	410,051	(2,888)
Poland Zloty, Expiring 12/21/11	The Royal Bank of Scotland	PLN	13,190,000	4,271,602	3,950,351	(321,251)
Russian Ruble, Expiring 12/21/11	The Royal Bank of Scotland	RUB	82,900,000	2,559,118	2,536,566	(22,552)
Swedish Krona, Expiring 12/21/11	The Royal Bank of Scotland	SEK	61,094,000	9,378,320	8,869,954	(508,366)
Singapore Dollar, Expiring 12/21/11	The Royal Bank of Scotland	SGD	830,000	668,328	634,712	(33,616)
Turkish Lira, Expiring 12/21/11	The Royal Bank of Scotland	TRY	4,362,000	2,403,185	2,319,335	(83,850)
Taiwanese Dollar, Expiring 12/21/11	The Royal Bank of Scotland	TWD	123,000,000	4,173,384	4,045,282	(128,102)
South African Rand, Expiring 12/21/11	The Royal Bank of Scotland	ZAR	5,700,000	733,270	698,014	(35,256)

				118,251,157	112,718,201	(5,532,956)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/21/11	The Royal Bank of Scotland	AUD	(6,520,000)	$(6,603,516)	$(6,249,550)	$353,966
Brazilian Real, Expiring 12/21/11	The Royal Bank of Scotland	BRL	(6,120,000)	(3,488,528)	(3,201,011)	287,517
Canadian Dollar, Expiring 12/21/11	The Royal Bank of Scotland	CAD	(10,107,000)	(9,988,582)	(9,628,833)	359,749
Swiss Franc, Expiring 12/21/11	The Royal Bank of Scotland	CHF	(4,052,000)	(4,593,826)	(4,477,943)	115,883
Chilean Peso, Expiring 12/21/11	The Royal Bank of Scotland	CLP	(50,000,000)	(94,466)	(95,220)	(754)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Columbian Peso, Expiring 12/21/11	The Royal Bank of Scotland	COP	(250,000,000)	$(132,365)	$(128,845)	$3,520
Czech Republic Koruna, Expiring 12/21/11	The Royal Bank of Scotland	CZK	(25,100,000)	(1,405,269)	(1,363,387)	41,882
Euro, Expiring 12/21/11	The Royal Bank of Scotland	EUR	(17,544,000)	(24,283,482)	(23,497,556)	785,926
British Pound, Expiring 12/21/11	The Royal Bank of Scotland	GBP	(4,087,000)	(6,467,583)	(6,368,609)	98,974
Hungarian Forint, Expiring 12/21/11	The Royal Bank of Scotland	HUF	(45,000,000)	(208,525)	(203,992)	4,533
Indonesian Rupiah, Expiring 12/21/11	The Royal Bank of Scotland	IDR	(3,670,000,000)	(412,843)	(414,196)	(1,353)
Israeli Shekel, Expiring 12/21/11	The Royal Bank of Scotland	ILS	(12,365,000)	(3,323,692)	(3,293,724)	29,968
Indian Rupee, Expiring 12/21/11	The Royal Bank of Scotland	INR	(343,100,000)	(7,125,236)	(6,927,139)	198,097
Japanese Yen, Expiring 12/21/11	The Royal Bank of Scotland	JPY	(848,820,000)	(11,009,306)	(11,018,122)	(8,816)
Korean Won, Expiring 12/21/11	The Royal Bank of Scotland	KRW	(3,146,700,000)	(2,715,625)	(2,659,909)	55,716
Mexican Peso, Expiring 12/21/11	The Royal Bank of Scotland	MXN	(24,200,000)	(1,806,090)	(1,732,069)	74,021
Malaysian Ringgit, Expiring 12/21/11	The Royal Bank of Scotland	MYR	(3,920,000)	(1,258,854)	(1,224,709)	34,145
Norwegian Krone, Expiring 12/21/11	The Royal Bank of Scotland	NOK	(25,128,000)	(4,354,370)	(4,264,131)	90,239
New Zealand Dollar, Expiring 12/21/11	The Royal Bank of Scotland	NZD	(4,179,000)	(3,247,080)	(3,168,058)	79,022
Philippine Peso, Expiring 12/21/11	The Royal Bank of Scotland	PHP	(316,500,000)	(7,389,171)	(7,210,063)	179,108
Poland Zloty, Expiring 12/21/11	The Royal Bank of Scotland	PLN	(1,530,000)	(480,540)	(458,229)	22,311
Russian Ruble, Expiring 12/21/11	The Royal Bank of Scotland	RUB	(82,300,000)	(2,667,222)	(2,518,207)	149,015
Swedish Krona, Expiring 12/21/11	The Royal Bank of Scotland	SEK	(44,341,000)	(6,554,120)	(6,437,663)	116,457
Singapore Dollar, Expiring 12/21/11	The Royal Bank of Scotland	SGD	(4,738,000)	(3,830,515)	(3,623,211)	207,304
Turkish Lira, Expiring 12/21/11	The Royal Bank of Scotland	TRY	(3,050,000)	(1,670,388)	(1,621,727)	48,661
Taiwanese Dollar, Expiring 12/21/11	The Royal Bank of Scotland	TWD	(49,100,000)	(1,626,428)	(1,614,824)	11,604
South African Rand, Expiring 12/21/11	The Royal Bank of Scotland	ZAR	(20,920,000)	(2,794,139)	(2,561,833)	232,306
				(119,531,761)	(115,962,760)	3,569,001
				$(1,280,604)	$(3,244,559)	$(1,963,955)

Cash is pledged as collateral to the broker for forward foreign currency exchange contracts in the amount of $115.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Columbian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwan Dollar

ZAR - South African Rand

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY		SHARES	COST AT CONTRACT DATE		NET UNREALIZED APPRECIATION (DEPRECIATION)
Deutsche Bank	Long Positions
Australia
Alfresa Holdings Corp.		6,400	JPY	19,831,592	$10,466

Austria
Andritz AG		4,952	EUR	325,048	(32,307)
OMV AG		10,406		250,289	(25,575)
Voestalpine AG		11,575		287,947	(51,175)
Wienerberger AG		3,954		41,248	(9,197)

					(118,254)

Belgium
Delhaize Group SA		942	EUR	42,470	(1,831)
Mobistar SA		5,117		242,034	(32,150)
Solvay SA		6,948		587,442	(132,794)

					(166,775)

Bermuda
Catlin Group Ltd.		46,846	GBP	180,760	(10,596)

Denmark
AP Moller - Maersk A/S		55	DKK	1,902,085	(19,361)
Carlsberg A/S		3,175		1,224,465	(32,299)
Coloplast A/S		45		34,480	277
Danske Bank A/S		5,888		558,782	(18,250)
DSV A/S		5,882		635,408	(8,565)
FLSmidth & Co A/S		745		216,266	(1,616)
H Lundbeck A/S		17,683		2,125,317	(46,130)
Novo Nordisk A/S		2,064		1,201,328	(10,431)
Sydbank A/S		3,864		450,002	(12,677)
Topdanmark A/S		694		571,351	5,750

					(143,302)

Finland
Kesko OYJ		21,343	EUR	552,744	(83,875)
Metso OYJ		21,532		565,497	(127,366)
Neste Oil OYJ		19,924		158,492	(39,427)
Orion OYJ		3,525		57,324	(5,820)
Sampo OYJ		3,832		74,547	(3,624)
Stora Enso OYJ		28,437		139,530	(20,490)
Wartsila OYJ Abp		6,367		119,989	(9,677)
YIT OYJ		172		2,297	(494)

					(290,773)

France
Aeroports de Paris		1,494	EUR	87,530	(4,891)
Air France-KLM		9,024		56,084	(9,182)
Alcatel-Lucent		102,325		246,815	(33,979)
Arkema SA		18,786		1,024,517	(284,719)
AtoS		8,477		279,927	(9,162)
BioMerieux		198		13,329	(603)
BNP Paribas SA		483		21,777	(10,135)
Cap Gemini SA		4,892		136,776	(20,594)
Christian Dior SA		3		287	(49)
Cie de St-Gobain		83		3,462	(1,471)
Cie Generale de Geophysique - Veritas		33,831		541,531	(129,633)
Credit Agricole SA		3,794		25,285	(7,783)
Dassault Systemes SA		1,066		59,426	(4,341)
Eramet		330		50,050	(21,493)
GDF Suez		736		16,950	(841)
Hermes International		484		125,004	(22,551)
Ipsen SA		18,663		410,510	11,646
Lagardere SCA		1,920		41,423	(8,335)
LVMH Moet Hennessy Louis Vuitton SA		704		80,342	(14,709)

REFERENCE ENTITY	SHARES	COST AT CONTRACT DATE		NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Nexans SA	3,830	EUR	208,413	$(57,588)
PPR	262		30,589	(7,115)
Safran SA	6,426		161,679	(20,032)
Sanofi	1,001		54,489	(7,158)
Schneider Electric SA	926		44,226	(9,696)
SCOR SE	2,450		42,488	(4,075)
Societe BIC SA	1,083		70,768	(2,602)
Societe Generale SA	1,004		33,475	(18,565)
Societe Television Francaise 1	20,634		204,600	(17,590)
Technip SA	1,703		113,726	(15,925)
Teleperformance SA	25,686		454,191	(62,840)
Thales SA	475		13,332	(3,014)
UBISOFT Entertainment	6,472		30,942	(6,658)
Valeo SA	16,537		596,215	(103,641)

				(909,324)

Germany
Adidas AG	1,059	EUR	52,035	(5,267)
Aurubis AG	8,243		331,621	(27,527)
Bayer AG	3,455		157,063	(19,765)
Bilfinger Berger SE	9,784		575,333	(33,407)
Celesio AG	3,455		38,899	(6,649)
Deutsche Lufthansa AG	16,149		204,356	(64,426)
GEA Group AG	12,015		232,443	(30,953)
Infineon Technologies AG	21,216		119,212	(3,170)
K+S AG	4,836		215,571	(35,651)
Lanxess AG	2,914		132,450	(37,665)
Linde AG	768		79,241	(3,395)
Merck KGaA	218		13,301	36
Metro AG	5,971		201,039	(15,881)
Porsche Automobil Holding SE	3,846		151,522	(19,812)
Rheinmetall AG	160		6,887	(1,721)
Rhoen Klinikum AG	5,110		79,957	(3,646)
Salzgitter AG	11,261		470,188	(89,483)
Siemens AG	2,033		142,759	(8,352)
SMA Solar Technology AG	1		47	(11)
Software AG	11,364		348,388	(110,887)
Suedzucker AG	1,956		45,158	(4,929)
ThyssenKrupp AG	13,807		351,119	(131,154)
Tognum AG	9,408		245,996	(1,486)
Wincor Nixdorf AG	2,153		86,117	(18,708)

				(673,909)

India
Reliance Industries Ltd.	1,218		$43,379	(4,069)
State Bank of India	407		41,813	(7,619)

				(11,688)

Italy
Autogrill SpA	2,939	EUR	22,261	(274)
Banca Carige SpA	11,681		15,001	2,493
Banca Monte dei Paschi di Siena SpA	355,878		178,738	(41,829)
Banca Popolare di Milano Scarl	1		1	1
Enel SpA	58,552		206,419	(18,089)
ERG SpA	19,323		165,081	(6,493)
Fiat SpA	90,960		367,600	(1,393)
Fondiaria-Sai SpA	74,991		100,795	21,412
Impregilo SpA	263,095		464,554	29,048

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	COST AT CONTRACT DATE		NET UNREALIZED APPRECIATION (DEPRECIATION)
Italy (continued)
Lottomatica SpA	3,794	EUR	40,774	$4,651
Mediobanca SpA	1,588		8,722	781
Mediolanum SpA	9,792		24,176	3,187
Saipem SpA	3,155		96,569	(18,646)
Saras SpA	89,098		104,030	(19,242)
Telecom Italia SpA	62,241		51,702	(1,642)
Unione di Banche Italiane SCPA	5,440		13,892	1,528
Unipol Gruppo Finanziario SpA	15,624		5,659	(980)

				(45,487)

Japan
ABC-Mart, Inc.	600	JPY	1,730,200	632
Acom Co. Ltd.	3,090		4,146,710	5,538
Advantest Corp.	16,400		16,598,231	(38,419)
Aisin Seiki Co., Ltd.	2,100		5,822,000	(5,563)
Ajinomoto Co., Inc.	4,000		3,722,000	(1,005)
Alps Electric Co., Ltd.	32,000		22,592,041	(47,771)
Aozora Bank Ltd.	80,000		14,562,574	(4,612)
Asahi Kasei Corp.	35,000		18,528,425	(30,463)
Bank of Yokohama Ltd./The	11,000		4,086,000	2,186
Brother Industries Ltd.	13,300		13,626,917	(20,417)
Canon Marketing Japan, Inc.	14,900		13,399,825	8,167
Capcom Co., Ltd.	4,800		9,928,786	(9,086)
Central Japan Railway Co.	7		4,461,000	3,250
Chiyoda Corp.	35,000		29,318,178	(38,892)
Chubu Electric Power Co., Inc.	1,200		1,698,518	454
Circle K Sunkus Co., Ltd.	26,600		34,232,826	3,788
Coca-Cola West Co., Ltd.	6,000		8,540,943	4,357
Cosmo Oil Co., Ltd.	21,000		4,351,971	(4,447)
Credit Saison Co., Ltd.	5,300		7,375,243	6,567
Daicel Corp.	10,000		4,574,162	(2,374)
Daido Steel Co., Ltd.	4,000		1,805,160	519
Daihatsu Motor Co., Ltd.	12,000		15,646,899	14,877
Daiichi Sankyo Co., Ltd.	1,700		2,553,687	2,330
Daiwa House Industry Co., Ltd.	2,000		1,882,000	1,208
Dena Co., Ltd.	7,200		26,158,055	(37,524)
Denki Kagaku Kogyo KK	5,000		1,489,261	(246)
Denso Corp.	1,800		4,401,971	793
DIC Corp.	50,000		8,424,858	(18,399)
East Japan Railway Co.	1,600		7,311,500	2,208
Ebara Corp.	113,000		39,304,821	(62,504)
Elpida Memory, Inc.	15,300		7,710,167	(4,268)
FANUC Corp.	900		11,424,000	(24,142)
Fast Retailing Co., Ltd.	800		11,053,445	(32)
Fuji Heavy Industries Ltd.	57,000		29,243,188	(44,466)
Fuji Media Holdings, Inc.	352		39,817,268	(10,159)
Fujitsu Ltd.	25,000		10,192,814	(14,255)
Fukuoka Financial Group, Inc.	39,000		12,219,001	4,762
Glory Ltd.	700		1,229,015	521
Gunma Bank Ltd./The	3,000		1,272,152	228
Hakuhodo DY Holdings Inc	4,690		20,188,524	10,334
Hamamatsu Photonics KK	1,400		4,504,953	(1,979)

REFERENCE ENTITY	SHARES	COST AT CONTRACT DATE		NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Heiwa Corp.	15,100	JPY	19,800,695	$10,574
Hikari Tsushin, Inc.	400		704,200	339
Hitachi Capital Corp.	3,200		3,092,970	(213)
Hitachi Chemical Co., Ltd.	3,800		5,121,066	(3,659)
Hitachi High-Technologies Corp.	23,500		35,785,984	7,605
Hitachi Ltd.	7,000		2,924,000	(3,162)
Hokuhoku Financial Group, Inc.	88,000		13,744,027	14,083
Hosiden Corp.	26,800		16,341,804	(20,964)
House Foods Corp.	200		276,900	258
Hoya Corp.	400		715,100	2
Idemitsu Kosan Co., Ltd.	1,800		14,621,000	(28,316)
IHI Corp.	57,000		10,934,181	(16,099)
Isuzu Motors Ltd.	41,000		14,065,900	(6,224)
Ito En Ltd.	500		705,200	16
ITOCHU Corp.	1,200		1,076,000	(2,483)
Itochu Techno-Solutions Corp.	400		1,380,242	101
Japan Tobacco, Inc.	32		10,735,875	10,490
JGC Corp.	11,000		23,660,015	(37,758)
JSR Corp.	13,000		17,728,698	(6,180)
JTEKT Corp.	27,100		27,192,750	(28,278)
Kajima Corp.	16,000		3,742,778	3,987
Kakaku.com, Inc.	2,000		5,755,741	7,472
Kaken Pharmaceutical Co., Ltd.	19,000		20,559,370	(1,023)
Kandenko Co., Ltd.	64,000		23,411,370	(5,517)
Kaneka Corp.	12,000		5,840,000	(7,834)
Kansai Electric Power Co., Inc./The	15,400		20,909,300	(4,959)
Kao Corp.	1,000		2,067,300	1,052
Kawasaki Kisen Kaisha Ltd.	51,000		9,757,421	(20,444)
KDDI Corp.	13		7,392,000	(6,342)
Keisei Electric Railway Co., Ltd.	5,000		2,484,000	1,699
Keyence Corp.	500		10,191,091	4,698
Kinden Corp.	14,000		9,016,000	4,153
Kissei Pharmaceutical Co., Ltd.	700		1,069,100	1,439
Kobayashi Pharmaceutical Co., Ltd.	1,900		7,547,644	4,209
Kobe Steel Ltd.	72,000		10,593,856	(17,166)
Koito Manufacturing Co., Ltd.	9,000		10,866,614	1,495
Kose Corp.	2,300		4,553,200	(448)
K’s Holdings Corp.	4,400		13,939,764	(8,074)
Kuraray Co., Ltd.	15,000		16,704,017	(11,998)
Kyocera Corp.	500		3,748,118	(6,787)
Makita Corp.	2,800		8,852,039	(15,108)
Marubeni Corp.	6,000		2,774,000	(2,461)
Maruichi Steel Tube Ltd.	1,700		3,114,727	(240)
Medipal Holdings Corp	25,400		18,294,394	20,091
Miraca Holdings, Inc.	4,200		13,757,675	6,236
Mitsubishi Chemical Holdings Corp.	17,000		9,474,000	(7,541)
Mitsubishi Electric Corp.	41,000		30,877,201	(37,154)
Mitsubishi Gas Chemical Co., Inc.	7,000		3,443,603	(1,674)

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	COST AT CONTRACT DATE		NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Mitsubishi Tanabe Pharma Corp.	400	JPY	530,593	$557
Mitsubishi UFJ Financial Group, Inc.	3,700		1,283,275	344
Mitsubishi UFJ Lease & Finance Co., Ltd.	9,320		28,188,032	6,588
Mitsui & Co., Ltd.	8,600		11,450,096	(23,879)
Mitsui Chemicals, Inc.	17,000		4,722,000	(4,360)
Mitsui Mining & Smelting Co., Ltd.	47,000		11,485,604	(27,753)
Mitsumi Electric Co Ltd.	24,200		14,396,492	(24,842)
Mizuho Financial Group, Inc.	23,000		2,637,200	(511)
Nabtesco Corp.	7,500		12,277,250	(17,422)
Namco Bandai Holdings, Inc.	300		305,800	98
NET One Systems Co., Ltd.	72		13,404,300	15,534
NHK Spring Co., Ltd.	47,000		33,731,308	(22,047)
Nikon Corp.	2,700		4,562,131	4,542
Nintendo Co., Ltd.	1,200		14,898,605	(16,837)
Nippon Electric Glass Co., Ltd.	13,000		9,633,000	(6,762)
Nippon Kayaku Co., Ltd.	6,000		4,998,000	(2,916)
Nippon Meat Packers, Inc.	17,000		17,058,000	(239)
Nippon Paper Group, Inc.	1,100		2,285,600	(346)
Nippon Sheet Glass Co., Ltd.	170,000		32,080,914	(35,587)
Nippon Shokubai Co., Ltd.	16,000		15,239,163	719
Nippon Television Network Corp.	2,150		24,153,301	(2,213)
Nishi-Nippon City Bank Ltd./The	114,000		25,991,755	13,354
Nisshin Seifun Group, Inc.	6,500		6,319,505	2,915
Nisshinbo Holdings, Inc.	3,000		2,087,000	(901)
Nitto Denko Corp.	7,300		23,938,500	(23,062)
NKSJ Holdings, Inc.	250		524,000	(1,244)
NOK Corp.	900		1,155,200	1,305
NSK Ltd.	20,000		12,348,097	(13,115)
NTT DoCoMo, Inc.	24		3,415,500	(553)
Obayashi Corp.	26,000		9,900,669	63
Okinawa Electric Power Co., Inc./The	4,300		15,422,123	(7,755)
Omron Corp.	800		1,345,035	(1,728)
Onward Holdings Co., Ltd.	9,000		5,681,758	(2,211)
Osaka Gas Co., Ltd.	6,000		1,839,667	1,076
Otsuka Corp	1,400		7,259,527	2,382
Pacific Metals Co., Ltd.	33,000		16,345,885	(22,611)
Renesas Electronics Corp.	36,600		20,388,099	(20,192)
Rengo Co., Ltd.	16,000		8,630,202	10,579
Sankyo Co., Ltd.	4,800		19,816,985	2,799
Sankyu, Inc.	13,000		4,615,000	1,393
Santen Pharmaceutical Co., Ltd.	4,800		14,866,057	8,996
Sapporo Hokuyo Holdings, Inc.	38,400		11,362,369	(11,238)

REFERENCE ENTITY	SHARES	COST AT CONTRACT DATE		NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Secom Co., Ltd.	1,300	JPY	4,641,000	$2,531
Sega Sammy Holdings, Inc.	12,100		20,618,147	14,986
Seiko Epson Corp.	6,400		7,321,385	(13,484)
Seino Holdings Corp.	1,000		560,000	871
Sekisui Chemical Co., Ltd.	42,000		27,809,114	(7,440)
Seven & I Holdings Co., Ltd.	2,600		5,476,763	1,871
Shimachu Co., Ltd.	8,500		15,643,881	1,907
Shimadzu Corp.	12,000		7,723,105	1,095
Shimizu Corp.	10,000		3,324,171	794
Showa Shell Sekiyu KK	14,500		8,647,326	(8,825)
SMC Corp.	500		5,769,778	(1,725)
Softbank Corp.	2,500		6,578,476	(12,141)
Sojitz Corp.	8,600		1,312,400	(1,304)
Sugi Holdings Co., Ltd.	13,200		27,693,815	11,877
Sumitomo Bakelite Co., Ltd.	60,000		27,692,811	(38,945)
Sumitomo Heavy Industries Ltd.	48,000		21,729,258	(36,258)
Sundrug Co., Ltd.	2,800		6,853,333	(852)
Suzuken Co., Ltd.	3,400		6,473,800	7,515
Suzuki Motor Corp.	2,400		4,116,834	(472)
T&D Holdings, Inc.	1,600		1,181,100	(239)
Taisei Corp.	7,000		1,493,392	(91)
Takara Holdings, Inc.	8,000		3,348,000	4,937
Takashimaya Co., Ltd.	3,000		1,611,500	985
Teijin Ltd.	38,000		11,185,096	(8,408)
THK Co., Ltd.	18,500		28,304,477	(59,117)
Tokai Rika Co., Ltd.	18,200		26,055,086	(10,035)
Tokuyama Corp.	59,000		19,021,056	(42,245)
Tokyo Electron Ltd.	6,000		23,365,425	(30,777)
Tokyo Gas Co., Ltd.	6,000		2,191,000	(538)
TonenGeneral Sekiyu KK	3,000		2,834,000	(2,272)
Toshiba Corp.	25,000		8,463,000	(7,738)
Toyo Suisan Kaisha Ltd.	5,000		9,660,000	11,882
Toyota Tsusho Corp.	5,200		6,602,700	3,360
Trend Micro, Inc.	1,500		3,537,408	1,050
UNY Co., Ltd.	5,200		3,712,602	186
USS Co., Ltd.	120		756,450	396
West Japan Railway Co.	1,400		4,566,500	807
Yamada Denki Co., Ltd.	2,070		11,393,000	(3,745)
Yamaguchi Financial Group, Inc.	11,000		8,386,138	2,446
Yamaha Corp.	1,400		1,194,133	(333)
Yamaha Motor Co., Ltd.	36,700		40,626,839	(42,212)
Yamatake Corp.	8,600		14,314,233	(1,510)
Yamato Kogyo Co., Ltd.	12,800		25,420,202	6,152
Yamazaki Baking Co., Ltd.	1,000		1,054,000	1,499
Yokohama Rubber Co., Ltd./The	6,000		2,547,000	1,832

				(1,025,218)

Jersey, Channel Islands
WPP PLC	13,990	GBP	85,968	(4,476)

Netherlands
Aegon NV	14,280	EUR	44,496	(1,732)
ASML Holding NV	6,086		147,072	13,405

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	COST AT CONTRACT DATE		NET UNREALIZED APPRECIATION (DEPRECIATION)
Netherlands (continued)
European Aeronautic Defence and Space Co NV	9,465	EUR	204,967	$(8,554)
Imtech NV	5,046		101,008	6,614
Koninklijke Ahold NV	845		7,789	(498)
Koninklijke BAM Groep NV	109,938		356,958	(38,906)
Koninklijke Boskalis Westminster NV	2,000		47,115	(1,606)
Koninklijke DSM NV	3,380		121,233	(15,463)
Nutreco NV	4,406		205,148	299
SBM Offshore NV	5,549		79,742	(10,659)
SNS REAAL NV	102,893		230,197	(53,138)
USG People NV	18,475		121,902	(10,337)

				(120,575)

Norway
Aker Solutions ASA	35,284	NOK	2,633,285	(110,595)
DnB ASA	4,473		270,582	(1,516)
Fred Olsen Energy ASA	2,134		396,538	(6,705)
Marine Harvest ASA	878,961		2,573,900	(55,412)
Orkla ASA	1,427		61,390	389
Storebrand ASA	66,458		2,340,130	(64,162)

				(238,001)

Portugal
Banco Comercial Portugues SA	166,097	EUR	35,083	(4,022)
Banco Espirito Santo SA	1		2	—
Jeronimo Martins SGPS SA	5,932		76,602	(9,992)

				(14,014)

Russia
Gazprom OAO	10,826		$137,482	(33,848)
Lukoil OAO	1,640		98,599	(15,942)
MMC Norilsk Nickel OJSC	3,936		95,989	(11,171)
Tatneft	377		13,037	(3,765)
Uralkali OJSC	134		6,509	(1,935)

				(66,661)

Spain
Banco Espanol de Credito SA	5,693	EUR	27,093	(2,298)
Ebro Foods SA	2,289		29,230	(59)
Endesa SA	6,792		122,716	(7,173)
Ferrovial SA	18,208		150,131	6,429
Gamesa Corp Tecnologica SA	34,222		135,702	(28,807)
Gas Natural SDG SA	19,057		231,219	14,291
Inditex SA	3,338		198,024	19,646
Obrascon Huarte Lain SA	6,673		121,998	416
Repsol YPF SA	7,218		151,136	(11,938)
Sacyr Vallehermoso SA	25,329		116,843	(16,208)
Tecnicas Reunidas SA	20,515		525,164	(49,303)

				(75,004)

Sweden
Boliden AB	58,283	SEK	5,172,219	(154,478)
Electrolux AB	23,166		2,479,265	(20,661)
Elekta AB	10,300		2,488,930	24,735
Hennes & Mauritz AB	613		129,259	(484)
Husqvarna AB	6,570		212,042	(4,358)
Lundin Petroleum AB	7,224		615,256	32,459

REFERENCE ENTITY	SHARES	COST AT CONTRACT DATE		NET UNREALIZED APPRECIATION (DEPRECIATION)
Sweden (continued)
Modern Times Group AB	289	SEK	83,034	$(521)
Scania AB	286		30,547	(366)
Skandinaviska Enskilda Banken AB	26,402		1,053,480	(11,611)
Skanska AB	20,585		1,955,508	(35)
SKF AB	13,163		1,857,680	(22,727)
Swedbank AB	8,752		756,597	(13,637)
Swedish Match AB	6,487		1,470,382	(220)
Tele2 AB	9,882		1,289,102	(8,891)
Telefonaktiebolaget LM Ericsson	62,424		4,501,049	(56,605)
Volvo AB	4,175		317,921	(5,321)

				(242,721)

Switzerland
Actelion Ltd.	11,573	CHF	373,421	(27,509)
Baloise Holding AG	755		58,005	(8,704)
Cie Financiere Richemont SA	6,394		296,057	(41,807)
Panalpina Welttransport Holding AG	4,444		366,275	(25,893)
Petroplus Holdings AG	38,385		250,588	(65,524)
Schindler Holding AG	600		52,223	5,987
Sulzer AG	10,876		1,118,782	(116,638)
Swatch Group AG/The	24		8,676	(1,675)
Swiss Life Holding AG	5,857		610,515	(31,227)
Swiss Reinsurance Co., Ltd.	418		16,548	1,081
Syngenta AG	1,268		322,521	(26,314)

				(338,223)

United Kingdom
Aegis Group PLC	68,333	GBP	91,119	(10,449)
AMEC PLC	37,188		353,148	(81,466)
Autonomy Corp. PLC	11,166		281,171	3,324
Aveva Group PLC	19,702		312,217	(57,374)
Babcock International Group PLC	56,430		348,579	31,760
Barclays PLC	29,127		47,563	(2,740)
Berkeley Group Holdings PLC	19,077		229,634	(6,781)
BGL BNP Paribas SA	10,936		27,760	84
BT Group PLC	7,948		13,152	794
Bundesrepublik Deutschland	20,517		78,151	(1,688)
Burberry Group PLC	22,732		308,276	(67,928)
Cascade Bancorp	1,041		3,628	(268)
Charter International PLC	1,933		16,849	(325)
De La Rue PLC	8,510		67,747	4,847
Dixons Retail PLC	702,706		83,817	(5,483)
Drax Group PLC	9,606		47,136	(2,075)
easyJet PLC	42,311		141,668	4,324
Eurasian Natural Resources Corp PLC	744		4,282	(83)
Experian PLC	7,819		54,542	2,721
Ferrexpo PLC	79,600		287,446	(123,292)
FIH Erhvervsbank A/S	9,859		53,951	(4,593)
G4S PLC	20,282		52,832	1,530
GKN PLC	144,176		267,983	(26,421)
Hays PLC	195,815		162,609	(43,712)
ICAP PLC	743		3,182	(225)
IMI PLC	33,449		285,341	(77,812)
Inchcape PLC	118,775		393,688	(100,895)

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY		SHARES	COST AT CONTRACT DATE		NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Intermediate Capital Group PLC		174,157	GBP	423,899	$(81,931)
Investec PLC		48,803		185,252	(24,836)
ITV PLC		217,541		135,106	(11,714)
John Wood Group PLC		71,546		417,898	(64,985)
Kesa Electricals PLC		36,562		31,260	(1,247)
Kingfisher PLC		84,478		202,474	8,650
Legal & General Group PLC		237,616		229,632	(3,203)
Man Group PLC		46,210		85,404	(13,645)
Michael Page International PLC		31,879		143,985	(42,844)
Misys PLC		117,271		316,105	(101,763)
National Grid PLC		4,278		25,660	2,390
Northumbrian Water Group PLC		106,192		491,090	(61)
Northwest Equity Corp.		10,538		31,109	(4,988)
Petrofac Ltd.		9,635		122,657	(13,050)
ProLogis LP		13,834		247,141	(32,495)
Provident Financial PLC		9,878		108,749	(15,856)
Reckitt Benckiser Group PLC		858		28,128	(389)
Royal & Sun Alliance		1,195		1,588	(420)
Serco Group PLC		27,292		140,610	(3,362)
Shinsei Bank Ltd.		1,599		33,277	2,070
Shire PLC		2,886		57,007	1,102
Smith & Nephew PLC		9,099		53,162	(1,052)
SSE PLC		36,864		478,344	(6,175)
Stagecoach Group PLC		17,176		41,913	21
Sumitomo Bakelite Co., Ltd.		20,291		221,694	12,206
Tate & Lyle PLC		100,760		595,191	48,877
Thomas Cook Group PLC		567,860		275,930	(80,263)
TUI Travel PLC		98,548		150,695	(7,691)
UBM PLC		6,918		30,932	(133)
Vedanta Resources PLC		13,600		174,300	(40,625)
Whitbread PLC		1,986		29,410	2,836
William Hill PLC		40,023		89,667	556
Wolseley PLC		12,933		199,165	10,314
Xstrata PLC		3,093		37,771	(19,843)

					(1,047,775)

United States
Samsung Electronics Co. Ltd.		734		$263,524	(6,263)

Total Long Positions					$(5,538,573)

Deutsche Bank	Short Positions
Austria
Erste Group Bank AG		(7,033)	EUR	(175,652)	55,960
Telekom Austria AG		(9,793)		(77,458)	4,940
Vienna Insurance Group AG Wiener Versicherung Gruppe		(5,577)		(173,636)	20,609

					81,509

REFERENCE ENTITY	SHARES	COST AT CONTRACT DATE		NET UNREALIZED APPRECIATION (DEPRECIATION)
Belgium
Anheuser-Busch InBev NV	(8,414)	EUR	(316,151)	$(23,045)
Belgacom SA	(401)		(9,269)	350
Colruyt SA	(5,026)		(171,076)	20,404
Dexia SA	(1,311)		(2,011)	201
KBC Groep NV	(2,189)		(50,159)	16,699
Telenet Group Holding NV	(2,939)		(86,048)	7,614
UCB SA	(4,689)		(150,415)	1,688
Umicore SA	(2,687)		(80,257)	10,113

				34,024

Bermuda
Frontline Ltd.	(20,243)	NOK	(631,497)	10,327

Denmark
D/S Norden	(8,233)	DKK	(1,265,825)	1,287
NKT Holding A/S	(4,829)		(1,127,973)	28,991
Novozymes A/S	(1,990)		(1,503,495)	(12,252)
Tryg A/S	(18,334)		(5,099,878)	(45,840)
Vestas Wind Systems A/S	(1,381)		(130,255)	1,070

				(26,744)

Finland
Elisa OYJ	(16,998)	EUR	(249,359)	(13,400)
Fortum OYJ	(10,244)		(184,766)	6,408
Kone OYJ	(496)		(20,289)	3,591
Konecranes OYJ	(7,115)		(131,254)	32,854
Nokia OYJ	(18,553)		(72,974)	(7,146)
Nokian Renkaat OYJ	(11,639)		(278,182)	24,246
Outokumpu OYJ	(12,522)		(98,636)	49,983
Pohjola Bank PLC	(939)		(7,391)	24
Rautaruukki OYJ	(37,000)		(420,233)	191,976
Tieto OYJ	(9,692)		(97,089)	8,170
UPM-Kymmene OYJ	(10,715)		(91,461)	1,487

				298,193

France
Accor SA	(1,992)	EUR	(47,643)	10,786
Air Liquide SA	(228)		(20,711)	1,122
Alstom SA	(1,011)		(32,773)	10,607
AXA SA	(304)		(4,384)	1,919
Bourbon SA	(199)		(4,159)	1,044
Bouygues SA	(4,340)		(102,860)	(5,766)
Bureau Veritas SA	(419)		(23,864)	1,852
Carrefour SA	(5,511)		(105,325)	15,612
Casino Guichard Perrachon SA	(410)		(22,860)	(1,376)
Cie Generale des Etablissements Michelin	(832)		(40,030)	3,870
Cie Generale d’Optique Essilor International SA	(841)		(45,891)	1,004
CNP Assurances	(1,257)		(17,160)	4,483
EDF SA	(20,275)		(458,503)	27,096
Eiffage SA	(7,925)		(233,411)	68,261
Eutelsat Communications SA	(4,240)		(127,869)	983
France Telecom SA	(2,757)		(33,023)	(880)
Iliad SA	(2,148)		(182,766)	4,897
JCDecaux SA	(169)		(2,656)	(637)
Lafarge SA	(27,177)		(790,797)	125,423
Legrand SA	(11,621)		(301,957)	42,269
L’Oreal SA	(355)		(29,376)	4,726
Metropole Television SA	(2,233)		(31,848)	6,464

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	COST AT CONTRACT DATE		NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Natixis	(35,081)	EUR	(100,464)	$24,240
Neopost SA	(8,836)		(480,324)	(4,390)
Pernod-Ricard SA	(6,560)		(415,064)	42,482
Peugeot SA	(5,296)		(101,906)	23,862
Publicis Groupe SA	(3,184)		(101,187)	2,676
Renault SA	(4,152)		(109,231)	8,813
Sodexo	(1,705)		(88,927)	6,871
Suez Environnement Co.	(4,008)		(47,930)	8,434
Total SA	(926)		(32,155)	2,225
Vallourec SA	(12,174)		(773,887)	339,649
Veolia Environnement SA	(11,602)		(134,983)	11,407
Vivendi SA	(692)		(10,732)	289
Wendel SA	(3,363)		(206,044)	65,292
Zodiac Aerospace	(1,289)		(68,892)	(6,595)

				849,014

Germany
Allianz SE	(2,079)	EUR	(152,150)	8,980
Bayerische Motoren Werke AG	(4,092)		(245,901)	59,123
Beiersdorf AG	(1,290)		(53,021)	2,008
Commerzbank AG	(116,178)		(221,200)	5,190
Continental AG	(6,421)		(349,261)	97,302
Deutsche Post AG	(347)		(3,576)	348
E.ON AG	(12,317)		(184,184)	(20,470)
Fraport AG Frankfurt Airport Services Worldwide	(3,764)		(182,846)	23,331
Fresenius Medical Care AG & Co KGaA	(5,833)		(301,360)	8,042
Hamburger Hafen und Logistik AG	(18,060)		(413,720)	52,652
Hannover Rueckversicherung AG	(5,029)		(164,280)	(7,275)
Henkel AG & Co. KGaA	(372)		(14,968)	273
Hochtief AG	(198)		(8,812)	(561)
MTU Aero Engines Holding AG	(324)		(15,369)	386
Muenchener Rueckversicherungs AG	(2,081)		(192,050)	(1,155)
Puma SE	(1,006)		(231,369)	16,194
RWE AG	(6,852)		(180,376)	(11,100)
SAP AG	(361)		(14,768)	1,417
Stada Arzneimittel AG	(8,798)		(213,339)	101,119
Symrise AG	(19,923)		(363,929)	27,099
TUI AG	(19,661)		(84,383)	11,971
United Internet AG	(2,398)		(30,185)	(97)
Vossloh AG	(2,543)		(209,842)	30,916
Wacker Chemie AG	(2,082)		(211,235)	98,163

				503,856

Italy
A2A SpA	(17,623)	EUR	(16,874)	683
ACEA SpA	(8,896)		(52,087)	(1,491)
Assicurazioni Generali SpA	(1,118)		(13,259)	59
Atlantia SpA	(19,087)		(220,752)	21,310
Buzzi Unicem SpA	(1,673)		(11,573)	1,998
ENI SpA	(1,925)		(26,242)	1,292
Finmeccanica SpA	(30,321)		(154,817)	(2,381)
Intesa Sanpaolo SpA	(4,410)		(5,954)	1,060
Italcementi SpA	(7,340)		(34,602)	2,497
Luxottica Group SpA	(11,214)		(236,500)	31,843

REFERENCE ENTITY	SHARES	COST AT CONTRACT DATE		NET UNREALIZED APPRECIATION (DEPRECIATION)
Italy (continued)
Mediaset SpA	(212,866)	EUR	(559,828)	$79,587
Pirelli & C SpA	(9,316)		(49,848)	520
Prysmian SpA	(18,181)		(189,394)	14,890
Snam Rete Gas SpA	(4,496)		(17,251)	2,355
Terna Rete Elettrica Nazionale SpA	(48,790)		(147,767)	17,046
UniCredit SpA	(44,025)		(53,503)	24,998

				196,266

Japan
77 Bank Ltd./The	(38,000)	JPY	(12,562,217)	(10,082)
Aeon Co., Ltd.	(4,000)		(3,845,483)	(4,249)
Aeon Credit Service Co., Ltd.	(11,000)		(12,084,433)	(12,551)
Air Water, Inc.	(5,000)		(4,593,838)	(2,242)
Amada Co., Ltd.	(2,000)		(1,012,000)	(35)
Asahi Glass Co., Ltd.	(24,000)		(18,464,471)	5,077
Asahi Group Holdings Ltd.	(300)		(475,600)	(191)
Asics Corp.	(10,700)		(12,513,055)	16,131
Astellas Pharma, Inc.	(3,200)		(9,220,449)	(1,246)
Bank of Kyoto Ltd./The	(2,000)		(1,367,000)	(84)
Benesse Holdings, Inc.	(700)		(2,329,882)	(803)
Bridgestone Corp.	(400)		(671,933)	(364)
Canon, Inc.	(2,100)		(7,451,643)	1,259
Casio Computer Co., Ltd.	(5,600)		(2,681,813)	(686)
Chiba Bank Ltd./The	(3,000)		(1,514,000)	(1,179)
Chugai Pharmaceutical Co., Ltd.	(4,200)		(5,745,580)	3,342
Chugoku Bank Ltd./The	(12,000)		(12,192,637)	(18,640)
Chugoku Electric Power Co., Inc./The	(6,500)		(8,683,039)	(1,749)
Citizen Holdings Co., Ltd.	(600)		(227,600)	(37)
COMSYS Holdings Corp.	(5,800)		(4,405,204)	(14)
Dai Nippon Printing Co., Ltd.	(4,000)		(3,138,864)	(669)
Daikin Industries Ltd.	(13,800)		(34,116,558)	47,061
Dainippon Sumitomo Pharma Co., Ltd.	(5,600)		(4,382,443)	(4,726)
Daiwa Securities Group, Inc.	(51,000)		(15,747,482)	13,721
Dentsu, Inc.	(1,900)		(4,490,014)	(1,983)
Don Quijote Co., Ltd.	(4,300)		(12,052,100)	2,744
Dowa Holdings Co., Ltd.	(24,000)		(11,208,063)	11,746
Eisai Co., Ltd.	(7,000)		(22,364,623)	7,520
Electric Power Development Co., Ltd.	(1,200)		(2,584,700)	(1,949)
FamilyMart Co., Ltd.	(700)		(2,029,700)	(420)
Fuji Electric Co., Ltd.	(10,000)		(1,989,652)	(90)
Fujikura Ltd.	(17,000)		(5,119,286)	10,722
Furukawa Electric Co., Ltd.	(72,000)		(20,955,889)	75,604
Hankyu Hanshin Holdings Inc	(28,000)		(8,840,663)	(5,128)
Hino Motors Ltd.	(4,000)		(1,682,350)	(1,987)
Hirose Electric Co., Ltd.	(500)		(3,511,000)	(961)
Hiroshima Bank Ltd./The	(16,000)		(5,889,211)	(2,836)
Hisamitsu Pharmaceutical Co., Inc.	(6,900)		(24,084,834)	(19,275)
Hitachi Construction Machinery Co., Ltd.	(30,500)		(45,553,540)	79,943
Hitachi Metals Ltd.	(48,000)		(45,077,235)	31,701

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	COST AT CONTRACT DATE		NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Hitachi Transport System Ltd.	(600)	JPY	(878,200)	$243
Hokkaido Electric Power Co., Inc.	(5,800)		(7,242,298)	8,401
Hokuetsu Kishu Paper Co., Ltd.	(500)		(257,000)	(259)
Hokuriku Electric Power Co.	(3,100)		(4,304,297)	(1,395)
Honda Motor Co., Ltd.	(8,300)		(20,521,684)	22,919
Ibiden Co., Ltd.	(400)		(787,467)	1,757
Inpex Corp.	(2)		(1,043,600)	1,248
Isetan Mitsukoshi Holdings Ltd.	(1,300)		(1,047,591)	425
IT Holdings Corp.	(4,100)		(3,047,587)	(198)
Iyo Bank Ltd./The	(6,000)		(4,511,010)	(2,729)
JAFCO Co. Ltd.	(8,500)		(14,332,673)	27,777
Japan Petroleum Exploration Co.	(1,100)		(3,751,500)	8,654
JFE Holdings, Inc.	(22,200)		(39,419,982)	62,950
Joyo Bank Ltd./The	(6,000)		(1,977,709)	(2,272)
JS Group Corp.	(2,900)		(5,560,860)	(9,088)
Jupiter Telecommunications Co., Ltd.	(78)		(6,523,119)	176
Kansai Paint Co., Ltd.	(5,000)		(3,610,614)	(1,102)
Kawasaki Heavy Industries Ltd.	(2,000)		(414,927)	279
Keikyu Corp.	(20,000)		(12,605,881)	(21,209)
Keio Corp.	(10,000)		(4,695,000)	(10,671)
Kewpie Corp.	(2,400)		(2,505,281)	(2,359)
Kikkoman Corp.	(25,000)		(20,908,553)	(14,538)
Kintetsu Corp.	(1,000)		(320,944)	391
Kirin Holdings Co., Ltd.	(27,000)		(27,815,000)	7,463
Komatsu Ltd.	(11,600)		(23,732,390)	57,597
Konami Corp.	(3,600)		(8,657,605)	(8,611)
Konica Minolta Holdings, Inc.	(13,000)		(6,998,408)	1,598
Kubota Corp.	(54,000)		(33,905,501)	(784)
Kurita Water Industries Ltd.	(8,300)		(17,497,331)	(5,819)
Kyowa Exeo Corp.	(8,200)		(6,184,592)	1,934
Kyowa Hakko Kirin Co., Ltd.	(24,000)		(19,160,750)	(19,169)
Kyushu Electric Power Co., Inc.	(12,500)		(15,924,306)	5,487
Lawson, Inc.	(300)		(1,223,500)	(1,119)
Mabuchi Motor Co., Ltd.	(1,400)		(4,734,375)	(3,640)
Marui Group Co., Ltd.	(61,800)		(37,134,783)	16,809
Matsui Securities Co., Ltd.	(19,600)		(6,919,616)	1,328
Matsumotokiyoshi Holdings Co., Ltd.	(2,200)		(3,484,036)	409
Mazda Motor Corp.	(163,000)		(26,919,084)	19,301
McDonald’s Holdings Co., Japan Ltd.	(7,400)		(15,090,166)	(1,723)
Minebea Co., Ltd.	(39,000)		(14,173,901)	52,839
MISUMI Group, Inc.	(900)		(1,618,486)	983
Mitsubishi Corp.	(900)		(1,814,800)	5,205
Mitsubishi Heavy Industries Ltd.	(53,000)		(17,904,883)	8,606

REFERENCE ENTITY	SHARES	COST AT CONTRACT DATE		NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Mitsubishi Materials Corp.	(22,000)	JPY	(5,121,784)	$12,834
Mitsui Engineering & Shipbuilding Co., Ltd.	(31,000)		(4,409,657)	5,113
Mitsui OSK Lines Ltd.	(66,000)		(22,825,515)	41,645
Mori Seiki Co., Ltd.	(23,600)		(20,052,313)	47,695
MS&AD Insurance Group Holdings	(1,500)		(2,510,361)	(89)
Murata Manufacturing Co., Ltd.	(3,400)		(15,746,221)	19,551
NEC Corp.	(61,000)		(9,559,626)	18
NGK Insulators Ltd.	(15,000)		(18,803,736)	18,081
NGK Spark Plug Co., Ltd.	(2,000)		(2,215,000)	1,537
Nichirei Corp.	(6,000)		(2,056,000)	(1,097)
Nidec Corp.	(6,300)		(42,475,122)	43,314
Nippon Express Co., Ltd.	(12,000)		(3,916,000)	(414)
Nippon Steel Corp.	(165,000)		(39,117,846)	33,932
Nippon Yusen KK	(1,000)		(209,963)	10
Nissan Chemical Industries Ltd.	(24,400)		(20,653,933)	39,594
Nissan Motor Co., Ltd.	(6,700)		(4,737,700)	2,143
Nissha Printing Co., Ltd.	(100)		(85,702)	(41)
Nisshin Steel Co., Ltd.	(25,000)		(3,611,000)	2,196
Nissin Foods Holdings Co., Ltd.	(1,000)		(2,958,300)	(1,882)
Nitori Holdings Co., Ltd.	(5,250)		(40,388,602)	(4,819)
Nomura Holdings, Inc.	(7,700)		(2,466,725)	3,900
Nomura Research Institute Ltd.	(4,100)		(7,409,496)	2,408
NTN Corp.	(6,000)		(2,158,874)	(148)
NTT Data Corp.	(91)		(23,439,302)	23,026
Obic Co., Ltd.	(350)		(5,028,000)	(2,839)
OJI Paper Co., Ltd.	(14,000)		(5,665,627)	(3,332)
Olympus Corp.	(10,200)		(24,097,388)	(2,385)
Oracle Corp Japan	(11,200)		(28,475,572)	(25,116)
Oriental Land Co., Ltd.	(3,700)		(28,012,308)	(31,578)
Panasonic Corp.	(9,900)		(7,900,971)	6,751
Point, Inc.	(180)		(714,875)	170
Rakuten Inc	(132)		(10,771,454)	(14,133)
Resona Holdings, Inc.	(1,700)		(625,891)	4
Ricoh Co., Ltd.	(55,000)		(39,619,963)	52,706
Rinnai Corp.	(600)		(3,524,000)	(4,402)
Rohm Co. Ltd	(1,000)		(4,016,798)	(87)
Rohto Pharmaceutical Co., Ltd.	(1,000)		(906,000)	(1,314)
Ryohin Keikaku Co., Ltd.	(1,500)		(6,097,369)	(3,634)
Saizeriya Co., Ltd.	(2,900)		(4,306,403)	3,170
Sapporo Holdings Ltd.	(1,000)		(298,667)	144
Seven Bank Ltd.	(65)		(10,096,940)	4,043
Sharp Corp.	(56,000)		(36,086,693)	(2,599)
Shikoku Electric Power Co., Inc.	(13,900)		(26,043,978)	(44,466)
Shimamura Co., Ltd.	(600)		(4,587,000)	(3,426)
Shimano, Inc.	(5,400)		(21,222,284)	(10,678)
Shin-Etsu Chemical Co., Ltd.	(1,700)		(6,419,098)	(167)
Shionogi & Co Ltd.	(24,300)		(30,947,200)	41,705
Shiseido Co. Ltd.	(12,500)		(18,400,656)	(3,853)
Shizuoka Bank Ltd./The	(8,000)		(6,110,858)	(4,590)
Showa Denko KK	(24,000)		(3,821,010)	2,164

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	COST AT CONTRACT DATE		NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Sony Financial Holdings, Inc.	(4,800)	JPY	(5,445,927)	$(2,678)
Square Enix Holdings Co., Ltd.	4,500		7,367,800	(14,493)
Stanley Electric Co., Ltd.	(2,400)		(2,766,077)	(404)
Sumco Corp	(41,000)		(40,228,865)	138,692
Sumitomo Chemical Co., Ltd.	(66,000)		(22,106,036)	31,944
Sumitomo Corp.	(2,700)		(2,757,800)	2,347
Sumitomo Electric Industries Ltd.	(3,300)		(3,260,200)	3,512
Sumitomo Metal Mining Co., Ltd.	(7,000)		(8,450,000)	16,874
Sumitomo Mitsui Financial Group, Inc.	(1,800)		(4,045,900)	1,740
Sumitomo Mitsui Trust Holdings, Inc.	(66,000)		(17,463,377)	7,962
Sumitomo Rubber Industries Ltd.	(15,800)		(15,219,305)	(4,705)
Suruga Bank Ltd.	(27,000)		(18,623,873)	(21,580)
Sysmex Corp.	(1,200)		(3,414,552)	1,095
Taiheiyo Cement Corp.	(56,000)		(8,506,857)	8,680
Taiyo Nippon Sanso Corp.	(55,000)		(31,640,439)	27,284
Takeda Pharmaceutical Co., Ltd.	(2,400)		(8,825,115)	591
TDK Corp.	(2,300)		(7,786,507)	20,721
Terumo Corp.	(3,800)		(15,783,157)	6,862
Tobu Railway Co. Ltd.	(16,000)		(5,470,936)	(4,434)
Toho Gas Co., Ltd.	(5,000)		(2,179,000)	(4,566)
Tokai Carbon Co., Ltd.	(88,000)		(36,135,649)	32,171
Tokio Marine Holdings, Inc.	(3,700)		(7,919,700)	8,911
Tokyo Broadcasting System Holdings, Inc.	(3,500)		(3,458,013)	1,781
Tokyo Steel Manufacturing Co., Ltd.	(4,000)		(2,797,080)	(1,760)
Toppan Printing Co., Ltd.	(10,000)		(5,740,904)	1,598
Toray Industries, Inc.	(11,000)		(6,155,524)	2,773
Tosoh Corp.	(26,000)		(7,085,272)	10,390
TOTO Ltd.	(14,000)		(8,434,881)	(14,130)
Toyo Seikan Kaisha Ltd.	(100)		(114,400)	(30)
Toyoda Gosei Co., Ltd.	(3,400)		(5,228,500)	3,052
Toyota Boshoku Corp.	(2,500)		(2,712,925)	(554)
Toyota Industries Corp.	(8,500)		(19,449,396)	4,267
Toyota Motor Corp.	(14,500)		(41,107,040)	35,910
Tsumura & Co.	(6,800)		(16,909,788)	2,427
Ube Industries Ltd.	(20,000)		(4,732,599)	(5,106)
Unicharm Corp.	(3,400)		(12,039,500)	(6,982)
Ushio, Inc.	(3,900)		(5,036,158)	5,920
Wacoal Holdings Corp.	(6,000)		(5,816,000)	(1,444)
Yahoo Japan Corp.	(1,285)		(32,719,967)	25,118
Yakult Honsha Co., Ltd.	(10,400)		(23,335,848)	(21,939)
Yamato Holdings Co., Ltd.	(2,900)		(3,960,619)	(1,521)
Yaskawa Electric Corp.	(3,000)		(1,973,892)	2,975
Yokogawa Electric Corp.	(3,300)		(2,223,732)	(2,384)

				958,141

Luxembourg
ArcelorMittal	(4,072)	EUR	(58,161)	12,863
Oriflame Cosmetics SA	(12,327)	SEK	(3,351,922)	42,463

REFERENCE ENTITY	SHARES	COST AT CONTRACT DATE		NET UNREALIZED APPRECIATION (DEPRECIATION)
Luxembourg (continued)
SES SA	(1,731)	EUR	(32,599)	$1,550
Subsea 7 SA	(4,889)	NOK	(652,431)	18,274
Tenaris SA	(25,808)	EUR	(324,991)	110,316

				185,466

Netherlands
Aalberts Industries NV	(21,645)	EUR	(270,143)	40,113
Akzo Nobel NV	(2,101)		(72,440)	4,340
CSM	(6,531)		(105,216)	11,969
Fugro NV	(11,709)		(492,921)	69,890
Gemalto NV	(3,362)		(109,879)	(12,664)
Heineken NV	(3,806)		(147,662)	26,976
ING Groep NV	(18,260)		(106,645)	14,074
Koninklijke KPN NV	(8,282)		(82,335)	1,225
Koninklijke Philips Electronics NV	(3,088)		(53,802)	16,676
Koninklijke Vopak NV	(7,604)		(254,035)	(23,085)
PostNL NV	(87,003)		(351,034)	89,730
Randstad Holding NV	(6,372)		(148,666)	(3,969)
Wolters Kluwer NV	(3,528)		(46,964)	5,666

				240,941

Norway
Norsk Hydro ASA	(24,509)	NOK	(739,580)	14,827
Petroleum Geo-Services ASA	(14,058)		(954,186)	21,216
Seadrill Ltd.	(4,534)		(781,052)	7,844
Statoil ASA	(806)		(108,501)	1,188
Telenor ASA	(2,500)		(210,542)	(2,691)
Yara International ASA	(5,237)		(1,485,258)	53,226

				95,610

Portugal
EDP - Energias de Portugal SA	(6,907)	EUR	(16,020)	189
Galp Energia SGPS SA	(4,273)		(59,172)	1,241
Portugal Telecom SGPS SA	(2,226)		(12,494)	385

				1,815

Russia
Rosneft Oil Co.	5,998		$45,356	(10,510)

Spain
Abertis Infraestructuras SA	(30,016)	EUR	(337,596)	(9,322)
Acciona SA	(4,211)		(271,835)	9,199
Acerinox SA	(3,893)		(37,921)	7,057
ACS Actividades de Construccion y Servicios SA	(5,966)		(159,297)	3,174
Banco Bilbao Vizcaya Argentaria SA	(8,948)		(64,343)	12,117
Banco Bilbao Vizcaya Argentaria SA	(8,948)		—	(1,319)
Banco Santander SA	(11,506)		(81,814)	15,538
Enagas SA	(646)		(9,471)	816
Grifols SA	(20,865)		(289,279)	(1,538)
Mapfre SA	(12,391)		(29,445)	1,188
Red Electrica Corp SA	(917)		(30,400)	(1,058)
Telefonica SA	(1,315)		(20,533)	2,307
Zardoya Otis SA	(13,690)		(137,967)	10,813

				48,972

Sweden
Alfa Laval AB	(16,055)	SEK	(1,930,266)	28,578

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	COST AT CONTRACT DATE		NET UNREALIZED APPRECIATION (DEPRECIATION)
Sweden (continued)
Alliance Oil Co., Ltd	(2,290)	SEK	(217,197)	$7,404
Assa Abloy AB	(30,926)		(4,451,356)	12,472
Atlas Copco AB	(6,963)		(985,629)	20,401
Getinge AB	(534)		(85,497)	808
Hexagon AB	(62,144)		(6,543,097)	145,542
Holmen AB	(18,280)		(3,091,933)	(3,465)
Meda AB	(15,180)		(995,842)	6,617
Nordea Bank AB	(3,990)		(269,469)	6,982
Sandvik AB	(2,834)		(260,248)	5,273
Securitas AB	(24,369)		(1,331,038)	16,736
SSAB AB	(55,843)		(3,706,217)	125,958
Svenska Cellulosa AB	(25,294)		(2,167,642)	7,941
Svenska Handelsbanken AB	(4,108)		(742,938)	3,746
Trelleborg AB	(7,343)		(358,978)	4,927

				389,920

Switzerland
ABB Ltd.	(620)	CHF	(10,857)	1,372
Adecco SA	(1,745)		(67,224)	5,387
Aryzta AG	(410)		(16,711)	633
Clariant AG	(27,658)		(227,620)	1,236
Credit Suisse Group AG	(8,504)		(203,635)	2,188
Galenica AG	(34)		(16,512)	808
Geberit AG	(103)		(17,214)	(27)
Givaudan SA	(318)		(252,221)	30,261
Holcim Ltd.	(13,513)		(672,284)	24,603
Julius Baer Group Ltd.	(8,500)		(263,312)	6,449
Kuehne + Nagel International AG	(168)		(19,275)	2,410
Lonza Group AG	(6,213)		(354,689)	16,957
Nestle SA	(555)		(27,988)	324
Nobel Biocare Holding AG	(1,324)		(20,338)	9,148
Novartis AG	(2,563)		(119,526)	(11,304)
Roche Holding AG	1,444		203,863	8,309
Sika AG	(72)		(121,763)	6,858
Sonova Holding AG	(9,938)		(712,932)	(115,170)
Straumann Holding AG	(515)		(85,249)	13,468
Temenos Group AG	(30,777)		(418,353)	45,910
UBS AG	(196)		(2,227)	215
Zurich Financial Services AG	(775)		(138,748)	(8,360)

				41,675

United Kingdom
Admiral Group PLC	(9,634)	GBP	(134,095)	20,121
Aggreko PLC	(12,520)		(237,701)	55,616
Amlin PLC	(21,301)		(64,504)	6,971
Anglo American PLC	(3,363)		(79,949)	8,949
AstraZeneca PLC	(238)		(6,821)	74
Banca Popolare di Crema SpA	(55,728)		(365,678)	(3,712)
Barloworld Ltd.	(29,781)		(402,576)	33,617
BG Group PLC	(19,889)		(261,265)	26,769
BP PLC	(33,879)		(134,940)	7,299
British American Tobacco PLC	(8,049)		(218,679)	1,136
Britvic PLC	(22,882)		(78,033)	10,064
Bunzl PLC	(12,360)		(92,922)	(2,385)
Capita Group PLC/The	(49,627)		(348,541)	(34)
Carnival PLC	(10,827)		(207,552)	(13,828)
Centrica PLC	(40,015)		(120,015)	2,698

REFERENCE ENTITY	SHARES	COST AT CONTRACT DATE		NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Chemring Group PLC	(20,436)	GBP	(107,269)	$(44)
Cobham PLC	(36,437)		(70,512)	11,325
Cookson Group PLC	(20,111)		(100,190)	22,071
Daily Mail & General Trust PLC	(60,516)		(232,037)	21,447
Depfa Funding III LP	(16,873)		(205,696)	79,839
Diageo PLC	(19,196)		(232,815)	(2,952)
Dresdner Bank AG	(37,138)		(107,245)	(208)
GlaxoSmithKline PLC	(7,761)		(99,885)	(4,389)
Home Retail Group PLC	(143,459)		(172,686)	19,981
HSBC Fund Administration Ltd.	(5,754)		(34,718)	4,934
HSBC Holdings PLC	(46,046)		(249,863)	36,956
Informa PLC	(14,612)		(49,142)	2,474
Inmarsat PLC	(9,918)		(46,437)	(3,118)
Intercontinental Hotels Group PLC	(4,267)		(43,789)	(907)
International Power PLC	(47,864)		(154,337)	13,460
Intertek Group PLC	(9,635)		(190,428)	19,844
Invensys PLC	(7,332)		(20,244)	6,027
J Sainsbury PLC	(5,890)		(17,198)	1,738
Johnson Matthey PLC	(1,051)		(18,065)	2,391
Kazakhmys PLC	(13,808)		(132,949)	38,641
Kotak Mahindra Prime Ltd.	(4,580)		(77,054)	10,731
Kreis-Und Stadtsparkasse Erding	(87,342)		(177,173)	19,144
Ladbrokes PLC	(148,649)		(190,390)	22,122
Lloyds Banking Group PLC	(417,414)		(134,121)	(14,942)
Lonmin PLC	(16,696)		(200,719)	41,911
Marks & Spencer Group PLC	(131,977)		(435,839)	36,979
Mitchells & Butlers PLC	(104,844)		(253,586)	13,265
Mondi PLC	(19,581)		(104,190)	19,367
Next PLC	(17,050)		(401,139)	(42,905)
Old Mutual PLC	(55,084)		(66,175)	13,812
Pennon Group PLC	(1,401)		(9,767)	553
Persimmon PLC	(5,287)		(23,794)	(99)
Prudential PLC	(8,603)		(52,162)	7,459
Rentokil Initial PLC	(243,212)		(195,238)	34,553
Rexam PLC	(22,979)		(78,288)	11,582
Rolls-Royce Holdings PLC	(3,404)		(21,601)	2,393
Royal Dutch Shell PLC	(5,269)		(108,370)	5,048
SABMiller PLC	(8,119)		(179,611)	15,170
Severn Trent PLC	(3,672)		(52,576)	(5,747)
Signature Metals Ltd.	(24,431)		(261,377)	(12,996)
Smiths Group PLC	(26,277)		(254,819)	(8,155)
Standard Life PLC	(167,009)		(331,565)	203
UBS AG	(38,514)		(307,334)	27,401
UBS AG	(3,576)		(822)	3
UBS AG	(9,960)		(34,642)	4,505
Unilever PLC	(2,685)		(53,445)	(764)
United Utilities Group PLC	(4,514)		(26,497)	(2,374)
Vodafone Group PLC	(761)		(1,251)	(11)

				621,073

Total Short Positions				$4,519,548

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	COST AT CONTRACT DATE	NET UNREALIZED APPRECIATION (DEPRECIATION)
Total of Long and Short Positions of Portfolio Swap			$(1,019,025)

Net Cash			$(54,592)

Total Value			$(1,073,617)

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY		SHARES	COST AT CONTRACT DATE		NET UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley	Long Positions
Bermuda
Accenture PLC		5,300		$281,333	$(2,129)
Bunge Ltd.		800		54,542	(7,910)
Credicorp Ltd.		100		8,356	864
Everest Re Group Ltd.		2,100		168,994	(2,296)
GOME Electrical Appliances Holding Ltd.		9,000	HKD	30,000	(1,782)
Invesco Ltd.		18,600		$345,530	(57,044)
Marvell Technology Group Ltd.		13,200		189,142	2,654
Nabors Industries Ltd.		19,900		377,546	(133,573)
Sinofert Holdings Ltd.		22,000	HKD	48,684	(656)

					(201,872)

Brazil
Banco Bradesco SA		2,000		$35,610	(6,030)
Banco do Brasil SA		2,200	BRL	55,923	(1,263)
Banco do Estado do Rio Grande do Sul		3,300		51,302	428
BR Malls Participacoes SA		700		12,134	561
Brasil Telecom SA		4,400		$102,353	(25,529)
Braskem SA		3,500	BRL	62,692	(6,202)
Centrais Eletricas Brasileiras SA		3,600		$38,028	(6,456)
Cia de Saneamento Basico do Estado de Sao Paulo		600		33,438	(5,628)
Cia Paranaense de Energia		1,300		28,308	(4,635)
Cielo SA		2,000	BRL	81,590	643
Cosan SA Industria e Comercio		3,800		88,305	1,540
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA		1,700		54,445	(3,188)
Embraer SA		1,000		$28,974	(3,604)
Gol Linhas Aereas Inteligentes SA		400		2,668	(444)
Itau Unibanco Holding SA		1,300		22,267	(2,091)
OGX Petroleo e Gas Participacoes SA		300	BRL	4,105	(334)
Tele Norte Leste		800		$9,997	(2,374)

					(64,606)

Canada
Tim Hortons, Inc.		1,400		$67,206	(2,414)

Cayman Islands
Agile Property Holdings Ltd.		2,000	HKD	25,000	(1,913)
Alibaba.com Ltd.		58,000		514,257	(12,659)
China Resources Land Ltd.		4,000		56,800	(2,992)
China Shanshui Cement Group Ltd.		27,000		206,444	(8,234)
China Zhongwang Holdings Ltd.		155,786		546,562	(16,740)
Evergrande Real Estate Group Ltd.		10,000		50,910	(3,481)
Parkson Retail Group Ltd.		4,500		46,329	(509)

REFERENCE ENTITY	SHARES	COST AT CONTRACT DATE		NET UNREALIZED APPRECIATION (DEPRECIATION)
Cayman Islands (continued)
Shimao Property Holdings Ltd.	2,500	HKD	23,630	$(1,156)

				(47,684)

China
Agricultural Bank of China Ltd.	47,000	HKD	181,663	(7,981)
Bank of China Ltd.	166,000		514,233	(14,703)
Bank of Communications Co., Ltd.	23,000		132,160	(3,350)
Beijing Capital International Airport Co., Ltd.	40,000		141,300	(2,043)
China Citic Bank Corp., Ltd.	22,000		94,575	(3,152)
China Communications Construction Co., Ltd.	24,000		130,932	(1,228)
China Minsheng Banking Corp., Ltd.	15,000		97,065	(3,340)
China National Materials Co., Ltd.	10,000		56,220	(3,624)
China Railway Construction Corp., Ltd.	21,500		74,285	(542)
China Shenhua Energy Co., Ltd.	9,500		347,175	(7,332)
China Telecom Corp., Ltd.	26,000		127,420	(80)
Dongfeng Motor Group Co., Ltd.	36,000		472,560	(11,878)
Industrial & Commercial Bank of China	66,000		355,400	(13,767)
PetroChina Co., Ltd.	200		$24,989	(891)
Ping An Insurance Group Co.	2,500	HKD	160,500	(6,632)
Sinopec Shanghai Petrochemical Co., Ltd.	60,000		191,358	(3,230)
Zhejiang Expressway Co., Ltd.	20,000		97,606	(436)

				(84,209)

Colombia
Banco de Credito e Inversiones	603	CLP	16,616,024	(3,969)
CAP SA	923		17,600,562	(5,513)
Empresa Nacional de Electricidad SA	300		$14,411	(1,409)
Enersis SA	2,500		49,207	(6,932)
ENTEL Chile SA	3,838	CLP	36,136,043	4,217

				(13,606)

Hong Kong
China Mobile Ltd.	3,000		$148,527	(2,397)
China Overseas Land & Investment Ltd.	6,000	HKD	97,080	(3,897)
CNOOC Ltd.	500		$105,009	(24,859)
Guangdong Investment Ltd.	6,000	HKD	25,390	469
Lenovo Group Ltd.	46,000		227,341	1,565
Sino-Ocean Land Holdings Ltd.	6,000		22,535	(984)

				(30,103)

India
HDFC Bank Ltd.	100		1	2,914

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	COST AT CONTRACT DATE		NET UNREALIZED APPRECIATION (DEPRECIATION)
India (continued)
ICICI Bank Ltd.	600		$25,349	$(4,517)
Infosys Ltd.	300		17,725	(2,404)
Tata Motors Ltd.	1,700		30,166	(4,020)
Wipro Ltd.	500		4,739	(114)

				(8,141)

Indonesia
Aneka Tambang Tbk PT	48,500	IDR	91,945,000	(2,281)
Astra Agro Lestari Tbk PT	1,500		34,325,000	(654)
Bank Rakyat Indonesia Persero Tbk PT	14,500		96,300,000	(1,462)
Indofood Sukses Makmur Tbk PT	55,500		341,775,000	(7,339)
International Nickel Indonesia Tbk PT	5,500		23,975,000	(856)
Kalbe Farma Tbk PT	87,000		301,825,025	(2,485)
United Tractors Tbk PT	1,000		24,000,000	(259)

				(15,336)

Ireland
Covidien PLC	1,200		$60,505	(7,585)
Ingersoll-Rand PLC	1,600		50,978	(6,034)

				(13,619)

Korea
BS Financial Group, Inc.	2,630	KRW	37,713,300	(3,338)
Daelim Industrial Co., Ltd.	282		32,230,288	(4,845)
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	1,600		43,422,630	(6,875)
DGB Financial Group, Inc.	1,320		18,609,000	(165)
Dongkuk Steel Mill Co., Ltd.	860		28,135,500	(7,872)
GS Engineering & Construction Corp.	113		12,206,060	(1,195)
Hana Financial Group, Inc.	100		3,904,500	(407)
Hynix Semiconductor, Inc.	420		7,427,500	1,107
Hyundai Motor Co.	518		109,413,000	(2,321)
Industrial Bank of Korea	1,830		30,068,500	(4,279)
Kia Motors Corp.	157		12,041,706	(859)
Korean Air Lines Co., Ltd.	309		19,400,930	(5,042)
LG Display Co., Ltd.	2,400		$23,507	(3,946)
Samsung Card Co.	37	KRW	2,183,600	(541)
Samsung Heavy Industries Co., Ltd.	1,260		45,117,721	(9,458)
Shinhan Financial Group Co., Ltd.	700		$56,563	(8,655)
SK Holdings Co., Ltd.	355	KRW	55,879,818	(8,121)
SK Innovation Co Ltd.	62		10,179,867	(1,387)
SK Telecom Co., Ltd.	3,500		$55,622	(6,377)
Woori Finance Holdings Co., Ltd.	3,920		47,622,000	(7,185)

				(81,761)

Malaysia
AMMB Holdings Bhd	30,200	MYR	193,604	(6,230)
Axiata Group Bhd	4,900		24,843	(773)
Genting Bhd	1,200		12,696	(583)
RHB Capital Bhd	1,500		13,681	(1,012)
Telekom Malaysia Bhd	6,300		25,194	150

				(8,448)

REFERENCE ENTITY	SHARES	COST AT CONTRACT DATE		NET UNREALIZED APPRECIATION (DEPRECIATION)
Mexico
Alfa SAB de CV	1,400	MXN	241,604	$(3,036)
Coca-Cola Femsa SAB de CV	600		$57,176	(3,938)
Grupo Carso SAB de CV	400	MXN	14,356	(106)
Grupo Elektra SA de CV	380		411,169	(740)
Grupo Modelo SAB de CV	1,200		87,034	506
Kimberly-Clark de Mexico SAB de CV	1,800		127,805	(33)
Wal-Mart de Mexico SAB de CV	2,300		74,196	(76)

				(7,423)

Peru
Cia de Minas Buenaventura SA	200		$8,856	(1,308)

Poland
KGHM Polska Miedz SA	307	PLN	54,349	(4,388)
PGE SA	202		4,646	(224)
Polskie Gornictwo Naftowe i Gazownictwo SA	6,813		29,080	(482)
Tauron Polska Energia SA	7,368		39,861	(769)

				(5,863)

South Africa
African Bank Investments Ltd.	150	ZAR	5,101	(22)
Discovery Holdings Ltd.	873		34,945	(57)
Growthpoint Properties Ltd.	2,668		48,849	(195)
Investec Ltd	4,811		238,847	(3,348)
Kumba Iron Ore Ltd	124		64,410	(1,466)
Liberty Holdings Ltd	3,370		251,146	2,160
Naspers Ltd	294		102,400	15
Redefine Properties Ltd.	5,655		45,422	(31)
Sanlam Ltd.	6,116		166,358	(175)
Sasol Ltd.	700		32,591	(4,171)
Woolworths Holdings Ltd.	5,266		178,697	606

				(6,684)

Switzerland
ACE Ltd.	2,600		$166,632	(9,072)
TE Connectivity Ltd.	9,800		283,496	(7,724)
Tyco International Ltd.	200		8,564	(414)

				(17,210)

Taiwan
Asustek Computer, Inc.	6,220	TWD	1,500,500	(2,883)
China Development Financial Holding Corp.	15,000		141,210	(177)
China Motor Corp.	37,000		1,172,000	(7,282)
China Petrochemical Development Corp.	20,900		750,549	(2,296)
Chunghwa Telecom Co Ltd.	1,000		$34,446	(1,446)
Compal Electronics, Inc.	3,000	TWD	89,850	(220)
Eva Airways Corp.	104,500		2,113,052	(903)
Formosa Plastics Corp.	7,000		606,600	(1,452)
Lite-On Technology Corp.	18,000		518,650	(714)
Pegatron Corp.	5,000		134,500	181
President Chain Store Corp.	10,000		1,839,500	(4,042)

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	COST AT CONTRACT DATE		NET UNREALIZED APPRECIATION (DEPRECIATION)
Taiwan (continued)
Realtek Semiconductor Corp.	12,100	TWD	541,200	$2,443
SinoPac Financial Holdings Co., Ltd.	14,000		148,650	(395)
Taiwan Semiconductor Manufacturing Co., Ltd.	900		$10,522	(235)
Teco Electric and Machinery Co., Ltd.	7,000	TWD	143,950	(982)
Tripod Technology Corp.	5,330		516,500	(3,064)
Uni-President Enterprises Corp.	47,960		2,109,850	(7,712)
Winbond Electronics Corp.	453,000		3,037,014	(10,653)
Yang Ming Marine Transport Corp.	78,100		1,181,400	(8,707)

				(50,539)

Thailand
Advanced Info Service PCL	500	THB	57,250	204
Bangkok Bank PCL	1,000		167,250	(876)
Krung Thai Bank PCL	14,800		300,740	(2,397)
PTT PCL	400		140,400	(1,193)
Thai Oil PCL	3,400		257,100	(2,770)

				(7,032)

Turkey
BIM Birlesik Magazalar AS	901	TRY	49,980	(2,091)
Enka Insaat ve Sanayi AS	5,487		21,344	1,703
Turkiye Halk Bankasi AS	738		8,044	938
Turkiye Vakiflar Bankasi Tao	1,072		3,795	95

				645

United Kingdom
China Construction Bank Corp.	102,000	HKD	551,764	(9,160)
Ensco PLC	1,600		$66,592	(1,904)

				(11,064)

United States
99 Cents Only Stores	9,100		$175,392	(7,770)
Acxiom Corp	5,700		58,850	1,798
Advance Auto Parts, Inc.	2,600		143,733	7,327
AECOM Technology Corp.	9,700		211,655	(40,256)
Aeropostale, Inc.	20,700		262,776	(39,009)
AES Corp./The	25,900		287,954	(35,170)
Aetna, Inc.	6,100		242,875	(21,140)
AGCO Corp.	4,600		196,917	(37,895)
Agilent Technologies, Inc.	7,800		293,348	(49,598)
AK Steel Holding Corp.	12,800		116,273	(32,561)
Akamai Technologies, Inc.	500		11,078	(1,138)
Alaska Air Group, Inc.	3,700		216,944	(8,671)
Albemarle Corp.	3,500		190,156	(48,756)
Alexandria Real Estate Equities, Inc.	6,100		419,236	(44,757)
Alkermes Plc	14,400		228,600	(8,856)
Alliant Energy Corp.	200		8,068	(332)
Alliant Techsystems, Inc.	4,500		274,189	(28,894)
Altera Corp.	2,300		87,224	(14,705)
Amazon.com, Inc.	100		21,498	125

REFERENCE ENTITY	SHARES	COST AT CONTRACT DATE	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
American Capital Ltd.	32,400	$279,734	$(58,766)
American Eagle Outfitters, Inc.	40,400	472,216	1,272
American Electric Power Co., Inc.	1,300	48,160	1,266
American Financial Group, Inc.	8,900	296,016	(19,493)
American Tower Corp.	200	9,575	1,185
Ameriprise Financial, Inc.	18,200	835,086	(118,734)
AmerisourceBergen Corp.	7,900	304,582	(10,149)
Amgen, Inc.	2,200	109,439	11,451
AMR Corp.	8,700	31,746	(5,994)
Analog Devices, Inc.	1,300	45,446	(4,821)
Aon Corp.	3,300	154,929	(16,395)
Apartment Investment & Management Co.	1,000	27,432	(5,312)
Apollo Group, Inc.	2,600	124,016	(21,030)
Applied Industrial Technologies, Inc.	1,600	46,155	(2,699)
Applied Materials, Inc.	9,800	114,276	(12,846)
Aptargroup, Inc.	1,800	90,632	(10,226)
Arch Coal, Inc.	1,600	29,953	(6,625)
Archer-Daniels-Midland Co.	9,200	265,011	(36,759)
Armstrong World Industries, Inc.	3,800	136,853	(5,981)
Arris Group, Inc.	5,300	54,261	329
Arrow Electronics, Inc.	4,100	122,796	(8,898)
Associated Banc-Corp.	2,300	24,734	(3,344)
Assurant, Inc.	13,400	473,555	6,165
AT&T, Inc.	6,500	186,088	(708)
Atmel Corp.	28,700	277,704	(46,095)
Autodesk, Inc.	12,000	356,643	(23,283)
Autoliv, Inc.	1,300	70,106	(7,056)
Automatic Data Processing, Inc.	700	32,392	613
Avery Dennison Corp.	1,500	39,591	(1,971)
Avista Corp.	1,600	38,768	(608)
Avnet, Inc.	11,900	328,179	(17,827)
Avon Products, Inc.	14,700	339,694	(51,574)
Baker Hughes, Inc.	1,100	64,816	(14,040)
Barnes & Noble, Inc.	11,400	151,024	(16,162)
Baxter International, Inc.	700	39,149	149
BB&T Corp.	1,500	31,118	877
Bed Bath & Beyond, Inc.	5,700	322,109	4,558
Belden, Inc.	5,600	153,336	(8,912)
Benchmark Electronics, Inc.	12,700	167,847	(2,620)
Best Buy Co., Inc.	100	2,487	(157)
Big Lots, Inc.	12,000	402,919	15,041
Biogen Idec, Inc.	5,100	497,295	(22,230)
Bio-Rad Laboratories, Inc.	3,400	342,608	(33,990)
BJ’s Wholesale Club, Inc.	1,200	60,701	787
BlackRock, Inc.	1,100	173,154	(10,343)
BMC Software, Inc.	13,700	576,502	(48,230)
BRE Properties, Inc.	200	10,528	(2,060)
Brink’s Co./The	11,500	297,530	(29,465)

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	COST AT CONTRACT DATE	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Broadridge Financial Solutions, Inc.	6,300	$128,036	$(1,154)
Brocade Communications Systems, Inc.	87,300	365,721	11,415
Brown & Brown, Inc.	5,600	114,271	(14,591)
Buckle, Inc./The	400	14,059	1,325
CA, Inc.	2,200	45,161	(2,459)
Cablevision Systems Corp.	7,900	136,180	(11,913)
Cabot Corp.	10,300	349,719	(94,485)
Cabot Oil & Gas Corp.	900	65,591	(9,872)
Cadence Design Systems, Inc.	9,600	85,998	2,706
Camden Property Trust	400	22,556	(452)
Cameron International Corp.	1,000	51,150	(9,610)
Capella Education Co.	7,100	231,039	(29,541)
CapitalSource, Inc.	16,800	111,027	(7,875)
Cardinal Health, Inc.	10,300	437,846	(6,482)
Carlisle Cos., Inc.	100	4,235	(1,047)
Carpenter Technology Corp.	2,700	128,377	(7,174)
Catalyst Health Solutions, Inc.	5,400	314,936	(3,410)
CBRE Group, Inc.	11,500	224,675	(69,885)
CBS Corp.	12,600	304,966	(48,178)
Celanese Corp.	1,900	88,416	(26,609)
CenterPoint Energy Inc	12,300	244,524	(3,198)
Central European Distribution Corp	1,700	10,301	1,616
Chemed Corp	1,000	58,904	(3,944)
Chevron Corp	900	85,477	(2,209)
China Petroleum & Chemical Corp	400	38,622	(302)
Cia de Bebidas das Americas	500	18,056	(2,731)
Cimarex Energy Co.	2,600	185,766	(40,946)
Cisco Systems, Inc.	9,500	150,366	(3,211)
Citigroup, Inc.	2,900	85,020	(10,722)
Citrix Systems, Inc.	1,600	90,134	(2,886)
Clean Harbors, Inc.	4,300	231,205	(10,615)
Cliffs Natural Resources, Inc.	100	5,533	(416)
CNA Financial Corp.	5,500	132,718	(9,133)
Coach, Inc.	2,700	158,761	(18,820)
Coca-Cola Enterprises, Inc.	8,500	230,182	(18,702)
Cognizant Technology Solutions Corp.	100	7,006	(736)
Colgate-Palmolive Co.	700	64,470	(2,394)
Columbia Sportswear Co.	1,300	71,258	(10,938)
Comcast Corp.	2,300	45,758	2,312
Commerce Bancshares, Inc.	2,100	81,579	(8,604)
Commercial Metals Co.	26,500	303,595	(51,580)
CommonWealth REIT	13,600	276,843	(18,851)
Community Health Systems, Inc.	17,300	356,907	(69,035)
Computer Sciences Corp.	6,700	210,264	(30,369)
Compuware Corp.	47,200	405,709	(44,157)

REFERENCE ENTITY	SHARES	COST AT CONTRACT DATE	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Comtech Telecommunications Corp.	2,100	$54,511	$4,478
ConAgra Foods, Inc.	7,600	185,778	(1,706)
ConocoPhillips	1,200	82,937	(6,953)
Consol Energy, Inc.	4,500	211,383	(58,698)
Constellation Brands, Inc.	4,200	79,557	(3,957)
Convergys Corp.	10,600	110,417	(10,989)
Con-way, Inc.	31,800	849,893	(146,159)
Cooper Cos., Inc./The	900	74,612	(3,377)
CoreLogic, Inc.	21,800	247,409	(14,803)
Corinthian Colleges, Inc.	33,200	54,043	(2,251)
Corn Products International, Inc.	7,700	365,640	(63,492)
Corning, Inc.	7,600	104,443	(10,507)
Corporate Executive Board Co./The	4,200	140,908	(15,748)
Corrections Corp of America	4,800	104,947	3,965
Costco Wholesale Corp.	1,300	99,221	7,535
Covance, Inc.	1,900	94,225	(7,870)
Coventry Health Care, Inc.	5,300	165,012	(12,319)
CR Bard, Inc.	600	55,301	(2,777)
Crane Co	7,900	334,941	(52,990)
Crown Holdings, Inc.	14,500	497,098	(53,253)
CSX Corp.	6,600	147,999	(24,777)
Cummins Inc	1,800	164,317	(17,329)
Curtiss-Wright Corp	800	24,122	(1,058)
Cytec Industries Inc	2,400	99,445	(15,109)
DaVita, Inc.	4,100	308,225	(51,278)
Dell, Inc.	6,900	101,003	(3,368)
Denbury Resources, Inc.	5,300	81,344	(20,394)
Devon Energy Corp.	800	54,075	(9,723)
DeVry, Inc.	11,500	514,664	(89,624)
Dick's Sporting Goods, Inc.	1,800	60,732	(504)
Discover Financial Services	7,700	187,632	(10,994)
DISH Network Corp.	30,100	783,666	(29,360)
Dollar Tree, Inc.	1,100	72,748	9,873
Donaldson Co., Inc.	1,300	71,334	(94)
DreamWorks Animation SKG, Inc.	600	11,491	(583)
Dresser-Rand Group, Inc.	4,700	194,582	(4,091)
Dril-Quip, Inc.	800	54,792	(11,664)
DST Systems, Inc.	5,700	272,090	(22,259)
DTE Energy Co.	600	30,123	(711)
Duke Realty Corp.	1,700	17,733	117
Dun & Bradstreet Corp./The	2,400	159,800	(12,776)
Earthlink, Inc.	23,000	169,002	(18,812)
East West Bancorp, Inc.	10,800	177,374	(16,346)
Eastman Chemical Co.	3,900	323,023	(55,756)
Eastman Kodak Co.	58,200	120,457	(75,055)
eBay, Inc.	5,700	175,973	(7,880)
Edison International	8,600	321,217	7,733
Edwards Lifesciences Corp.	100	8,137	(1,009)
Electronic Arts, Inc.	8,800	184,169	(4,209)

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	COST AT CONTRACT DATE	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
EMCOR Group, Inc.	5,200	$120,797	$(15,081)
Endo Pharmaceuticals Holdings, Inc.	11,700	344,201	(16,718)
Energen Corp.	3,200	164,408	(33,560)
Entergy Corp	1,300	85,289	888
Estee Lauder Cos., Inc./The	1,600	152,458	(11,914)
Expeditors International of Washington, Inc.	1,300	64,930	(12,215)
Ezcorp, Inc.	1,600	48,017	(2,353)
F5 Networks, Inc.	2,200	169,511	(13,201)
Family Dollar Stores, Inc.	1,000	53,320	(2,460)
Fifth Third Bancorp	26,300	276,638	(11,008)
First Niagara Financial Group, Inc.	3,900	46,514	(10,829)
FirstEnergy Corp.	900	39,427	992
Fiserv, Inc.	4,100	226,267	(18,110)
Flowserve Corp.	400	35,469	(5,869)
FMC Corp.	1,400	105,763	(8,939)
Foot Locker, Inc.	15,100	318,832	(15,473)
Forest Laboratories, Inc.	5,000	175,779	(21,829)
Forest Oil Corp.	2,400	44,998	(10,438)
Fossil, Inc.	2,100	210,025	(39,799)
Freeport-McMoRan Copper & Gold, Inc.	9,600	385,867	(93,547)
Fulton Financial Corp.	25,100	220,385	(28,370)
Gap, Inc./The	7,700	125,797	(749)
Gardner Denver, Inc.	3,600	279,376	(50,596)
Gartner, Inc.	5,700	211,687	(12,928)
General Dynamics Corp	2,400	151,649	(15,113)
GenOn Energy, Inc.	14,400	44,210	(4,178)
Gen-Probe, Inc.	700	42,093	(2,018)
Genuine Parts Co.	900	47,089	(1,369)
Global Payments, Inc.	5,800	262,720	(28,458)
Google, Inc.	200	106,766	(3,890)
Graco, Inc.	3,600	136,515	(13,611)
Grupo Televisa SAB	100	2,165	(326)
Guess? Inc.	22,900	775,675	(123,254)
Hanover Insurance Group, Inc./The	9,100	321,779	1,271
Hansen Natural Corp.	6,800	573,789	19,783
Harsco Corp.	2,900	73,282	(17,051)
Hartford Financial Services Group, Inc.	3,400	62,061	(7,185)
HB Fuller Co	2,200	49,978	(9,894)
HCC Insurance Holdings, Inc.	1,100	31,157	(1,402)
Health Net, Inc.	18,600	448,968	(7,962)
Heartland Express, Inc.	4,900	68,490	(2,046)
Helix Energy Solutions Group, Inc.	12,200	198,996	(39,176)
Herman Miller, Inc.	5,300	97,796	(3,138)
Hershey Co./The	1,700	96,377	4,331
Hess Corp.	8,400	512,300	(71,636)
Hill-Rom Holdings, Inc.	11,400	362,184	(19,956)
HollyFrontier Corp.	7,700	229,746	(27,852)
Honeywell International, Inc.	1,200	55,807	(3,115)
Hormel Foods Corp.	7,400	207,168	(7,220)

REFERENCE ENTITY	SHARES	COST AT CONTRACT DATE	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Hospitality Properties Trust	2,400	$58,077	$(7,125)
HUB Group, Inc.	2,600	96,193	(22,691)
Hubbell, Inc.	600	36,796	(7,072)
Humana, Inc.	6,100	465,917	(22,264)
Huntington Bancshares, Inc.	21,100	111,598	(10,318)
IAC/InterActiveCorp.	2,000	79,344	(244)
Informatica Corp.	500	19,964	511
Ingram Micro, Inc.	30,400	524,524	(34,172)
Integrated Device Technology, Inc.	30,300	187,486	(31,441)
Integrys Energy Group, Inc.	500	25,690	(1,380)
International Flavors & Fragrances, Inc.	200	12,662	(1,418)
International Game Technology	8,700	131,900	(5,488)
International Rectifier Corp.	5,300	122,644	(23,958)
Interpublic Group of Cos., Inc./The	81,900	711,367	(121,687)
Intuit, Inc.	400	16,304	2,672
ITT Corp.	8,300	394,491	(45,891)
ITT Educational Services, Inc.	2,600	177,987	(28,279)
Jabil Circuit, Inc.	31,300	509,514	47,313
Jacobs Engineering Group, Inc.	2,700	100,836	(13,653)
JDS Uniphase Corp.	7,900	90,856	(12,093)
JM Smucker Co./The	2,100	149,339	3,730
Jones Lang LaSalle, Inc.	8,200	532,672	(107,830)
Joy Global, Inc.	1,900	155,400	(36,878)
KBR, Inc.	22,100	666,733	(144,510)
Kennametal, Inc.	1,600	55,006	(2,622)
KeyCorp	52,700	355,072	(42,561)
Kohl's Corp.	2,200	103,986	4,034
Kroger Co/The	9,700	230,913	(17,901)
L-3 Communications Holdings, Inc.	100	7,629	(1,432)
Lam Research Corp.	10,200	395,245	(7,849)
Landstar System, Inc.	5,100	211,307	(9,551)
Las Vegas Sands Corp.	3,200	137,272	(14,584)
Leucadia National Corp.	1,100	32,549	(7,601)
Lexmark International, Inc.	2,100	64,313	(7,550)
Liberty Interactive Corp.	9,800	151,178	(6,432)
Liberty Property Trust	1,300	43,497	(5,654)
Life Technologies Corp.	2,100	85,342	(4,639)
Lincare Holdings, Inc.	600	12,828	672
Lincoln Electric Holdings, Inc.	3,000	101,084	(14,054)
Loews Corp.	4,000	150,907	(12,707)
Lorillard, Inc.	600	65,840	580
Lowe's Cos., Inc.	400	8,029	(293)
LSI Corp.	59,400	396,098	(88,406)
Mack-Cali Realty Corp.	800	27,199	(5,799)
Macy's, Inc.	8,600	224,936	1,416
Magellan Health Services, Inc.	1,600	79,146	(1,866)

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	COST AT CONTRACT DATE	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Manitowoc Co., Inc./The	4,800	$45,176	$(12,968)
Manpower, Inc.	10,300	427,141	(80,855)
Marathon Oil Corp.	20,600	543,815	(99,267)
Marsh & McLennan Cos Inc	3,300	94,442	(6,860)
Mattel, Inc.	3,100	83,007	(2,748)
Maxim Integrated Products, Inc.	900	20,028	969
McDermott International, Inc.	64,900	951,422	(253,098)
McGraw-Hill Cos Inc/The	1,200	48,718	482
McKesson Corp	3,400	265,024	(17,844)
MDU Resources Group Inc	500	11,047	(1,452)
MeadWestvaco Corp	1,800	51,644	(7,436)
Medicis Pharmaceutical Corp	800	29,046	138
Mednax Inc	1,000	68,318	(5,678)
Men's Wearhouse Inc/The	800	22,339	(1,475)
Meredith Corp	900	22,014	(1,638)
MetroPCS Communications, Inc.	27,100	292,029	(55,988)
MICROS Systems Inc	1,100	53,647	(5,346)
Microsemi Corp	1,000	15,299	681
Microsoft Corp	2,000	50,876	(1,096)
Minerals Technologies Inc	4,500	258,875	(37,160)
MKS Instruments Inc	31,000	736,788	(63,778)
Monster Worldwide Inc	19,900	156,369	(13,487)
Mosaic Co./The	1,800	121,246	(33,100)
Motorola Solutions, Inc.	3,200	132,635	1,445
MSCI, Inc.	700	25,607	(4,376)
Murphy Oil Corp	8,700	460,298	(76,106)
Myriad Genetics Inc	14,700	285,282	(9,804)
National Fuel Gas Co	1,100	72,850	(19,302)
National Instruments Corp	2,300	59,525	(6,947)
National Oilwell Varco Inc	2,300	149,167	(31,361)
Navistar International Corp	5,600	225,935	(46,063)
NCR Corp	25,600	456,987	(24,603)
New York Times Co/The	28,100	211,426	(48,165)
Newfield Exploration Co	6,400	300,813	(46,797)
News Corp.	4,400	70,519	(2,451)
NII Holdings Inc	11,800	419,680	(101,670)
NIKE Inc	3,200	268,804	4,828
Noble Energy Inc	1,200	112,291	(27,331)
Nordson Corp	5,200	224,209	(17,561)
Norfolk Southern Corp	200	14,061	(1,857)
Northeast Utilities	500	17,322	(497)
Northrop Grumman Corp	1,600	83,715	(259)
Novellus Systems Inc	3,300	90,366	(408)
NV Energy Inc	2,200	31,753	609
NVIDIA Corp	6,300	81,592	(2,842)
Occidental Petroleum Corp	300	25,276	(3,826)
Oceaneering International Inc	5,800	237,893	(32,921)
OGE Energy Corp	3,000	148,089	(4,719)

REFERENCE ENTITY	SHARES	COST AT CONTRACT DATE	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Old Dominion Freight Line Inc	4,800	$155,350	$(16,294)
Old National Bancorp/IN	900	9,267	(879)
OM Group Inc	3,900	118,824	(17,541)
Omnicom Group Inc	1,300	52,004	(4,112)
ON Semiconductor Corp	36,600	288,828	(26,406)
Onyx Pharmaceuticals Inc	7,400	239,418	(17,344)
Orbital Sciences Corp	35,100	530,857	(81,577)
Owens Corning	(4,500)	(129,910)	32,350
Owens-Illinois, Inc.	12,400	221,459	(33,971)
Packaging Corp of America	3,000	79,320	(9,420)
Pall Corp.	4,800	235,210	(31,690)
Parker Hannifin Corp.	1,500	114,918	(20,223)
Patterson-UTI Energy, Inc.	32,200	741,017	(182,669)
Penn National Gaming, Inc.	1,500	56,959	(7,024)
PerkinElmer, Inc.	5,400	131,931	(28,197)
Perrigo Co.	600	52,867	5,399
Petroleo Brasileiro SA	3,500	94,499	(21,979)
PetSmart, Inc.	1,400	59,472	238
Pharmaceutical Product Development, Inc.	17,500	484,426	(35,376)
Philip Morris International, Inc.	200	13,926	(1,450)
Plains Exploration & Production Co.	12,900	386,620	(93,661)
PNC Financial Services Group, Inc.	4,700	233,901	(7,408)
PNM Resources, Inc.	2,100	30,999	3,504
Polycom, Inc.	3,300	72,051	(11,430)
Pool Corp.	2,200	55,727	1,869
Popular, Inc.	274,800	531,648	(119,448)
Portland General Electric Co.	4,500	105,448	1,157
PPG Industries, Inc.	400	30,195	(1,931)
ProAssurance Corp.	300	21,183	423
Protective Life Corp.	32,100	591,153	(89,430)
Public Service Enterprise Group, Inc.	1,100	35,101	1,606
PulteGroup, Inc.	28,400	127,620	(15,440)
PVH Corp.	4,000	263,928	(30,968)
QLogic Corp.	16,800	248,382	(35,358)
Quest Software, Inc.	16,500	282,854	(20,834)
RadioShack Corp.	16,300	204,875	(15,469)
Ralcorp Holdings, Inc.	600	45,481	545
Rayonier, Inc.	2,300	97,000	(12,383)
Raytheon Co.	1,400	58,081	(863)
Red Hat, Inc.	4,400	183,009	2,935
Reinsurance Group of America, Inc.	10,900	567,951	(67,096)
Reliance Steel & Aluminum Co.	6,600	288,150	(63,684)
Republic Services, Inc.	700	19,575	67
Reynolds American Inc	700	23,854	2,382
Riverbed Technology, Inc.	1,100	24,800	(2,844)
Rock-Tenn Co.	2,800	142,993	(6,689)

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	COST AT CONTRACT DATE	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Rockwell Automation, Inc.	5,800	$355,657	$(30,857)
Rockwood Holdings, Inc.	1,800	88,196	(27,554)
Ross Stores, Inc.	9,100	681,771	34,308
Rowan Cos., Inc.	3,600	135,136	(26,452)
RPM International, Inc.	3,300	70,972	(9,262)
Ryder System, Inc.	7,500	354,859	(73,534)
Sara Lee Corp.	18,700	332,967	(27,222)
Scripps Networks Interactive, Inc.	3,300	146,303	(23,642)
SEACOR Holdings, Inc.	6,500	600,212	(78,847)
Sealed Air Corp.	13,600	258,221	(31,101)
Sears Holdings Corp.	1,300	82,118	(7,342)
SEI Investments Co.	3,600	58,431	(3,063)
Sempra Energy	400	20,066	534
Semtech Corp.	800	17,220	(340)
Sensient Technologies Corp.	2,600	91,873	(7,243)
Service Corp International	25,000	259,186	(30,186)
Shaw Group, Inc./The	13,600	322,242	(26,578)
Silgan Holdings, Inc.	5,000	183,616	84
SLM Corp.	36,300	508,996	(57,061)
SM Energy Co.	4,500	336,454	(63,529)
Snap-on, Inc.	2,700	140,448	(20,568)
Sohu.com, Inc.	5,500	339,048	(73,948)
Southern Copper Corp.	100	3,546	(1,047)
Southwest Airlines Co.	5,300	45,234	(2,622)
Spectra Energy Corp.	200	5,529	(623)
Spirit Aerosystems Holdings, Inc.	12,100	202,233	(9,238)
SPX Corp.	9,800	538,486	(94,448)
Staples, Inc.	4,500	63,630	(3,780)
Starbucks Corp.	6,600	252,649	(6,535)
State Street Corp.	3,400	114,068	(4,724)
Steel Dynamics, Inc.	33,300	387,091	(56,755)
Stifel Financial Corp.	1,900	53,415	(2,951)
Stryker Corp.	2,600	128,376	(5,838)
SunTrust Banks, Inc.	4,900	111,971	(24,016)
Superior Energy Services, Inc.	14,400	503,431	(125,575)
SUPERVALU, Inc.	2,100	16,128	(2,142)
Symantec Corp.	5,800	105,026	(10,486)
Synopsys, Inc.	15,900	395,811	(8,487)
Sysco Corp.	700	20,026	(1,896)
Taubman Centers, Inc.	1,200	69,703	(9,331)
Tech Data Corp.	8,400	386,253	(23,121)
Techne Corp.	1,300	95,646	(7,233)
Tekelec	40,000	284,989	(43,390)
Teledyne Technologies, Inc.	2,000	103,045	(5,325)
Telephone & Data Systems, Inc.	2,800	64,129	(4,629)
Tellabs, Inc.	81,900	330,046	21,305
Teradata Corp.	3,300	178,695	(2,046)
Teradyne, Inc.	1,400	15,916	(502)
Tetra Tech, Inc.	4,400	86,940	(4,484)
Thomas & Betts Corp.	5,100	231,672	(28,131)
Thoratec Corp.	7,600	252,819	(4,755)
TIBCO Software, Inc.	12,100	276,124	(5,205)
Time Warner Cable, Inc.	1,100	78,044	(9,107)

REFERENCE ENTITY	SHARES	COST AT CONTRACT DATE	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Timken Co.	19,200	$753,738	$(123,594)
TJX Cos, Inc.	200	11,192	(98)
Toro Co./The	3,600	190,189	(12,817)
Towers Watson & Co.	7,800	460,009	6,275
Tractor Supply Co.	1,500	92,556	1,269
Travelers Cos., Inc./The	3,700	191,498	(11,197)
Trimble Navigation Ltd.	4,500	159,841	(8,866)
Tupperware Brands Corp.	5,100	310,017	(35,943)
Tutor Perini Corp.	28,800	412,475	(81,563)
tw telecom, Inc.	8,500	155,253	(14,833)
Tyson Foods, Inc.	8,300	141,669	2,419
UGI Corp.	6,100	172,589	(12,342)
Unit Corp.	9,600	474,004	(119,572)
United Continental Holdings, Inc.	6,600	121,927	5,981
United Microelectronics Corp.	10,000	20,195	(1,095)
United Stationers, Inc.	1,100	33,098	(3,123)
Universal Health Services, Inc.	10,200	386,155	(39,355)
Unum Group	3,800	90,827	(11,179)
URS Corp.	10,100	359,443	(59,877)
US Bancorp	1,900	44,535	191
Vale SA	6,100	160,288	(32,188)
Valero Energy Corp.	16,800	376,046	(77,342)
ValueClick, Inc.	5,600	84,966	2,170
Varian Medical Systems, Inc.	600	33,673	(2,377)
Vectren Corp.	1,200	33,889	(1,393)
VeriSign, Inc.	4,800	147,431	(10,103)
Viacom, Inc.	2,900	138,921	(26,575)
Viropharma, Inc.	700	12,595	54
Vishay Intertechnology, Inc.	12,400	136,855	(33,191)
WABCO Holdings, Inc.	10,600	511,711	(110,395)
Wabtec Corp.	1,800	103,387	(8,221)
Waddell & Reed Financial, Inc.	4,400	132,701	(22,657)
Walgreen Co.	2,300	80,887	(5,240)
Walter Energy, Inc.	6,300	471,863	(93,800)
Warnaco Group, Inc./The	200	10,000	(782)
Washington Federa,l Inc.	1,000	14,520	(1,780)
Washington Post Co./The	100	41,382	(8,685)
Waters Corp.	2,100	183,023	(24,494)
Watson Pharmaceuticals, Inc.	2,200	154,640	(4,490)
Websense, Inc.	2,600	50,921	(5,941)
Webster Financial Corp.	400	6,205	(85)
Western Digital Corp.	12,100	378,376	(67,164)
Western Union Co.	9,100	150,894	(11,755)
Whiting Petroleum Corp.	6,600	299,543	(68,015)
Williams-Sonoma, Inc.	13,800	465,013	(40,111)
WMS Industries, Inc.	7,800	162,428	(25,226)
Wolverine World Wide, Inc.	2,700	101,704	(11,929)
Worthington Industries, Inc.	3,500	53,886	(4,991)
Wyndham Worldwide Corp.	14,500	445,892	(32,497)
Wynn Resorts Ltd.	300	47,706	(13,182)

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY		SHARES	COST AT CONTRACT DATE	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Yahoo!, Inc.		100	$1,423	$(107)
Yum! Brands, Inc.		2,500	129,016	(5,541)
Zebra Technologies Corp.		12,400	428,208	(44,552)
Zimmer Holdings, Inc.		300	16,216	(166)

				(9,031,468)

Total Long Positions				$(9,709,745)

Morgan Stanley	Short Positions
Curacao
Schlumberger Ltd.		(2,500)	$(185,181)	35,856

Ireland
Seagate Technology PLC		(12,800)	$(140,425)	8,841

Panama
Carnival Corp.		(3,200)	$(101,259)	4,299

Switzerland
Noble Corp.		(13,800)	$(459,224)	54,194
Transocean Ltd.		(5,100)	(272,807)	29,333
Weatherford International Ltd.		(24,100)	(404,751)	110,490

				194,017

United States
3M Co.		(2,500)	$(206,257)	26,782
Abbott Laboratories		(400)	(20,443)	(13)
Abercrombie & Fitch Co.		(3,400)	(218,235)	8,931
Activision Blizzard, Inc.		(4,400)	(50,623)	(1,737)
Actuant Corp.		(19,900)	(416,836)	23,811
Acuity Brands, Inc.		(9,700)	(430,681)	81,093
Adobe Systems, Inc.		(700)	(17,291)	372
ADTRAN, Inc.		(4,300)	(128,140)	14,362
Advent Software, Inc.		(5,300)	(123,750)	13,245
Aflac, Inc.		(3,600)	(128,013)	2,193
Air Products & Chemicals, Inc,		(900)	(76,653)	7,920
Airgas, Inc,		(2,300)	(145,635)	(1,151)
Alcoa, Inc.		(15,300)	(193,283)	46,862
Alere, Inc.		(6,700)	(176,833)	45,178
Alexander & Baldwin, Inc,		(1,300)	(48,188)	699
Alexion Pharmaceuticals, Inc.		(4,600)	(248,934)	(45,742)
Allegheny Technologies, Inc.		(14,100)	(659,995)	138,436
Allegiant Travel Co.		(1,500)	(66,988)	(3,707)
Alliance Data Systems Corp.		(3,700)	(349,215)	6,225
Allstate Corp./The		(1,300)	(32,810)	2,013
Alpha Natural Resources, Inc.		(2,700)	(88,764)	41,001
Amedisys, Inc.		(21,300)	(368,956)	53,290
Ameren Corp.		(500)	(14,840)	(45)
American Express Co.		(7,600)	(367,999)	26,759
American Public Education, Inc.		(3,700)	(143,763)	17,963
American Water Works Co., Inc.		(400)	(11,695)	(377)
AMERIGROUP Corp.		(3,400)	(157,620)	24,986

REFERENCE ENTITY	SHARES	COST AT CONTRACT DATE	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
AMETEK, Inc.	(1,700)	$(64,425)	$8,376
Amphenol Corp.	(9,900)	(448,081)	44,458
Anadarko Petroleum Corp.	(300)	(20,629)	1,714
Anixter International, Inc.	(4,500)	(251,332)	37,852
Annaly Capital Management, Inc.	(1,000)	(17,867)	1,236
ANSYS, Inc.	(100)	(5,065)	161
Apple, Inc.	(500)	(191,055)	465
Ariba, Inc.	(100)	(3,185)	414
Ashland, Inc.	(3,600)	(183,183)	24,279
Astoria Financial Corp.	(900)	(10,129)	3,208
athenahealth, Inc.	(2,500)	(151,110)	2,235
Atwood Oceanics, Inc.	(7,300)	(303,533)	52,705
AvalonBay Communities, Inc.	(100)	(13,403)	1,998
Ball Corp.	(1,800)	(62,742)	6,906
Bally Technologies, Inc.	(5,300)	(174,265)	31,271
BancorpSouth, Inc.	(13,800)	(137,891)	16,727
Bank of America Corp.	(31,300)	(242,767)	51,211
Bank of New York Mellon Corp./The	(11,700)	(242,935)	25,432
Barnes Group, Inc.	(14,800)	(318,395)	33,495
BE Aerospace, Inc.	(3,900)	(125,073)	(4,056)
Beam, Inc.	(900)	(51,068)	2,396
Bemis Co., Inc.	(1,200)	(39,338)	4,166
Berry Petroleum Co.	(4,400)	(207,798)	52,126
Bill Barrett Corp.	(6,200)	(291,350)	66,662
BioMarin Pharmaceutical, Inc.	(16,700)	(484,411)	(47,818)
Black Hills Corp.	(11,600)	(351,546)	(3,878)
Blackboard Inc.	(8,300)	(362,181)	(8,497)
Boeing Co./The	(400)	(25,649)	1,445
BorgWarner, Inc.	(5,100)	(363,036)	54,333
Boston Properties, Inc.	(100)	(10,989)	2,079
Boston Scientific Corp.	(59,500)	(386,093)	34,448
Brady Corp.	(2,200)	(61,289)	3,143
Briggs & Stratton Corp.	(11,300)	(175,671)	23,008
Brinker International, Inc.	(2,400)	(54,078)	3,870
Bristol-Myers Squibb Co.	(17,100)	(490,457)	(46,141)
Bristow Group, Inc.	(500)	(25,082)	3,867
Broadcom Corp.	(5,100)	(174,866)	5,087
Brown-Forman Corp.	(200)	(14,559)	531
CACI International, Inc.	(1,300)	(65,295)	373
Calpine Corp.	(41,700)	(625,563)	38,427
Campbell Soup Co.	(3,000)	(97,219)	109
Capital One Financial Corp.	(6,100)	(262,137)	20,394
CARBO Ceramics, Inc.	(1,800)	(273,281)	88,727
Career Education Corp.	(1,800)	(28,095)	4,605
CarMax, Inc.	(23,400)	(642,828)	84,738
Carter’s, Inc.	(5,300)	(164,603)	2,741
Casey’s General Stores, Inc.	(1,800)	(79,279)	709
Cash America International, Inc.	(7,800)	(428,477)	29,429
Caterpillar, Inc.	(1,600)	(142,033)	23,889
Cathay General Bancorp.	(3,100)	(37,800)	2,522
Celgene Corp.	(3,700)	(223,846)	(5,258)
Centene Corp.	(4,500)	(140,394)	11,379

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	COST AT CONTRACT DATE	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
CenturyLink, Inc.	(4,100)	$(141,740)	$5,948
Cerner Corp.	(3,400)	(220,967)	(12,001)
CH Robinson Worldwide, Inc.	(1,500)	(111,568)	8,863
Charles River Laboratories International, Inc.	(1,700)	(49,175)	521
Charles Schwab Corp./The	(52,200)	(664,917)	76,623
Chesapeake Energy Corp.	(700)	(21,749)	3,864
Childrens Place Retail Stores, Inc./The	(8,100)	(353,651)	(23,242)
Chipotle Mexican Grill, Inc.	(700)	(218,900)	6,835
Choice Hotels International, Inc.	(1,900)	(54,644)	(1,824)
Church & Dwight Co., Inc.	(1,100)	(47,437)	(1,183)
Ciena Corp.	(101,100)	(1,328,646)	196,326
Cigna Corp.	11,100	499,050	(33,516)
Cincinnati Financial Corp.	(16,900)	(458,843)	13,866
Cintas Corp.	(3,700)	(115,706)	11,588
CLARCOR, Inc.	(600)	(28,177)	3,349
CMS Energy Corp.	(7,000)	(139,949)	1,419
Coca-Cola Co./The	(4,800)	(333,237)	8,949
Comerica, Inc.	(1,200)	(30,356)	2,792
Compass Minerals International, Inc.	(1,100)	(81,969)	8,511
Complete Production Services, Inc.	(9,800)	(266,071)	81,341
Comstock Resources, Inc.	(24,300)	(551,894)	176,216
Concho Resources, Inc.	(1,900)	(165,862)	30,696
Concur Technologies, Inc.	(12,100)	(499,750)	49,388
Consolidated Edison, Inc.	(400)	(21,263)	(1,545)
Continental Resources, Inc.	(800)	(46,859)	8,163
Copart, Inc.	(700)	(28,296)	911
Cree, Inc.	(10,400)	(330,271)	60,079
Crown Castle International Corp.	(5,200)	(212,906)	1,422
Cubist Pharmaceuticals, Inc.	(6,200)	(213,253)	(5,731)
CVB Financial Corp.	(500)	(4,901)	1,056
CVS Caremark Corp.	(8,200)	(293,734)	18,378
Cymer, Inc.	(700)	(29,084)	3,058
Danaher Corp.	(2,600)	(119,414)	10,370
Darden Restaurants, Inc.	(600)	(28,162)	2,512
Dean Foods Co.	(16,400)	(146,222)	754
Deckers Outdoor Corp.	(100)	(10,199)	873
Deere & Co.	(1,700)	(128,808)	19,039
Delta Air Lines, Inc.	(3,700)	(26,971)	(779)
Deluxe Corp.	(2,400)	(50,058)	5,418
DENTSPLY International, Inc.	(1,800)	(59,745)	4,503
Diebold, Inc.	(4,700)	(127,418)	(1,879)
Digital River, Inc.	(5,400)	(114,713)	2,771
Discovery Communications, Inc.	(5,200)	(210,402)	14,778

REFERENCE ENTITY	SHARES	COST AT CONTRACT DATE	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Dolby Laboratories, Inc.	(300)	$(8,504)	$272
Dominion Resources, Inc.	(3,200)	(155,505)	(6,959)
Douglas Emmett, Inc.	(20,300)	(367,675)	20,545
Dow Chemical Co./The	(23,700)	(668,053)	135,751
DR Horton, Inc.	(33,100)	(338,215)	38,991
Dr Pepper Snapple Group, Inc.	(300)	(10,582)	(1,052)
Eagle Materials, Inc.	(16,100)	(318,748)	50,683
Ecolab, Inc.	(5,600)	(275,916)	2,132
EI du Pont de Nemours & Co.	(4,400)	(199,265)	23,397
El Paso Corp.	(14,500)	(274,323)	20,863
Eli Lilly & Co.	(4,700)	(176,547)	2,788
EMC Corp.	(10,000)	(236,910)	27,010
Emerson Electric Co.	(6,000)	(300,095)	52,235
Energizer Holdings, Inc.	(1,500)	(115,247)	15,587
EOG Resources, Inc.	(2,600)	(233,393)	48,767
EQT Corp.	(1,600)	(89,882)	4,506
Equifax, Inc.	(500)	(15,596)	226
Equinix, Inc.	(6,000)	(566,412)	33,432
Esterline Technologies Corp.	(1,900)	(126,477)	27,981
EXCO Resources, Inc.	(8,700)	(112,208)	18,944
Exelon Corp.	(3,000)	(130,003)	2,173
Expedia, Inc.	(12,500)	(365,329)	43,454
Express Scripts, Inc.	(13,900)	(638,214)	122,941
Exterran Holdings, Inc.	(47,300)	(576,620)	116,864
Exxon Mobil Corp.	(1,200)	(88,405)	1,249
Factset Research Systems, Inc.	(100)	(9,590)	693
Fair Isaac Corp.	(2,200)	(63,859)	15,833
Fastenal Co.	(4,000)	(139,241)	6,121
FedEx Corp.	(600)	(45,588)	4,980
Fidelity National Financial, Inc.	(5,800)	(93,435)	5,390
Fidelity National Information Services, Inc.	(2,200)	(61,058)	7,554
First Horizon National Corp.	(27,600)	(189,333)	24,837
First Midwest Bancorp, Inc.	(2,500)	(20,490)	2,191
FirstMerit Corp.	(1,000)	(11,707)	347
FLIR Systems, Inc.	(16,100)	(415,134)	11,829
Flowers Foods, Inc.	(15,600)	(311,229)	7,653
Fluor Corp.	(1,600)	(91,296)	16,816
FMC Technologies, Inc.	(4,200)	(181,788)	23,868
FNB Corp.	(13,200)	(119,904)	6,780
Forest City Enterprises, Inc.	(43,400)	(616,672)	154,028
Franklin Resources, Inc.	(400)	(47,002)	8,746
Frontier Communications Corp.	(45,900)	(328,111)	47,662
FTI Consulting, Inc.	(10,100)	(363,112)	(8,669)
GameStop Corp.	(1,600)	(38,623)	1,663
Gannett Co., Inc.	(42,300)	(445,017)	41,898
GATX Corp.	(8,700)	(307,677)	38,064
General Cable Corp.	(2,200)	(54,350)	2,980
General Electric Co.	(25,100)	(410,283)	27,759
General Mills, Inc.	(3,900)	(145,179)	(4,854)

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	COST AT CONTRACT DATE	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Genesee & Wyoming, Inc.	(2,700)	$(140,574)	$14,970
Geo Group, Inc./The	(7,300)	(152,606)	17,118
Gilead Sciences, Inc.	(1,400)	(54,887)	567
Glacier Bancorp, Inc.	(18,300)	(207,264)	35,793
Goldman Sachs Group, Inc./The	(1,700)	(209,794)	49,059
Goodyear Tire & Rubber Co./The	(2,900)	(47,669)	18,408
GrafTech International Ltd.	(8,300)	(119,027)	13,617
Granite Construction, Inc.	(5,900)	(119,946)	9,203
Great Plains Energy, Inc.	(500)	(9,587)	(63)
Green Mountain Coffee Roasters, Inc.	(7,300)	(740,612)	62,150
H&R Block, Inc.	(21,700)	(310,746)	21,919
Hain Celestial Group, Inc./The	(1,600)	(48,051)	(829)
Halliburton Co.	(200)	(9,347)	3,243
Hancock Holding Co.	(900)	(26,918)	2,816
Hanesbrands, Inc.	(5,200)	(141,388)	11,336
Harley-Davidson, Inc.	(10,200)	(383,108)	32,942
Harman International Industries, Inc.	16,200	585,568	(122,572)
Harris Corp.	(14,200)	(557,810)	72,596
Hasbro, Inc.	(400)	(15,016)	1,972
HCP, Inc.	(4,900)	(183,293)	11,499
HealthSouth Corp.	(18,900)	(334,404)	52,227
Healthspring, Inc.	(9,000)	(369,361)	41,221
Helmerich & Payne, Inc.	(1,000)	(46,266)	5,666
Hertz Global Holdings, Inc.	(36,700)	(418,235)	91,605
Hexcel Corp.	(16,800)	(368,897)	(3,391)
Hologic, Inc.	(4,700)	(73,970)	2,483
Home Depot, Inc./The	(10,700)	(355,670)	3,961
Hospira, Inc.	(1,300)	(59,689)	11,589
Hudson City Bancorp, Inc.	(36,500)	(232,115)	25,525
Huntsman Corp.	(3,200)	(31,615)	671
IDEX Corp.	(4,100)	(156,518)	28,762
IDEXX Laboratories, Inc.	(700)	(55,513)	7,234
IHS, Inc.	2,000	150,838	(1,218)
Illinois Tool Works, Inc.	(2,400)	(120,616)	20,776
Illumina, Inc.	(6,100)	(308,692)	59,080
Intel Corp.	(12,600)	(255,983)	(12,775)
InterDigital, Inc.	(400)	(28,305)	9,673
International Business Machines Corp.	(600)	(102,390)	(2,628)
International Paper Co.	(10,500)	(276,006)	31,881
Intersil Corp.	(3,600)	(39,138)	2,094
Intrepid Potash, Inc.	(13,800)	(438,804)	95,598
Intuitive Surgical, Inc.	(400)	(151,912)	6,200
Iron Mountain, Inc.	(9,000)	(296,632)	12,052
ITC Holdings Corp.	(700)	(51,080)	(3,121)
Itron, Inc.	(300)	(9,599)	749
Jack Henry & Associates, Inc.	(1,900)	(53,764)	(1,298)
Jack in the Box, Inc.	(600)	(12,767)	815
Jarden Corp.	(3,700)	(105,407)	845

REFERENCE ENTITY	SHARES	COST AT CONTRACT DATE	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
JB Hunt Transport Services, Inc.	(2,800)	$(115,243)	$14,107
JC Penney Co., Inc.	(2,700)	(72,855)	549
Jefferies Group, Inc.	(6,100)	(108,434)	32,733
JetBlue Airways Corp.	(67,700)	(308,346)	30,776
John Wiley & Sons, Inc.	(100)	(5,190)	748
Johnson & Johnson	(1,200)	(78,236)	1,784
Johnson Controls, Inc.	(6,300)	(210,400)	44,269
JPMorgan Chase & Co.	(6,000)	(198,162)	17,442
Juniper Networks, Inc.	(14,800)	(318,664)	63,216
Kansas City Southern	(600)	(30,913)	937
Kaydon Corp.	(1,200)	(39,560)	5,144
KB Home	(1,800)	(10,676)	128
Kellogg Co.	(4,400)	(238,620)	4,584
Kimberly-Clark Corp.	(700)	(46,758)	(2,949)
Kirby Corp.	(7,400)	(404,841)	15,305
KLA-Tencor Corp.	(300)	(10,508)	(976)
Knight Capital Group, Inc.	(2,900)	(37,300)	2,036
Knight Transportation, Inc.	(14,500)	(211,248)	18,253
Kraft Foods, Inc.	(3,300)	(114,804)	3,990
Laboratory Corp of America Holdings	(1,000)	(81,748)	2,698
Lamar Advertising Co.	(23,300)	(476,552)	79,753
Leap Wireless International, Inc.	(50,900)	(460,197)	108,987
Legg Mason, Inc.	(26,500)	(731,316)	50,001
Leggett & Platt, Inc.	(21,300)	(455,677)	34,150
Lender Processing Services, Inc.	(24,900)	(420,631)	79,750
Lennar Corp.	(36,700)	(539,134)	42,216
Lennox International, Inc.	(2,600)	(78,734)	11,706
Liberty Global, Inc.	(1,600)	(64,169)	6,281
Life Time Fitness, Inc.	(14,100)	(541,446)	21,861
LifePoint Hospitals, Inc.	(6,500)	(223,713)	(14,447)
Lincoln National Corp.	(2,100)	(46,551)	13,728
Linear Technology Corp.	(1,900)	(54,465)	1,930
LKQ Corp.	(1,300)	(31,278)	(130)
Lockheed Martin Corp.	(900)	(68,789)	3,413
Ltd Brands, Inc.	(3,300)	(127,586)	503
Lufkin Industries, Inc.	(3,100)	(199,431)	34,480
Lululemon Athletica, Inc.	(5,000)	(271,740)	28,490
Macerich Co./The	(2,200)	(105,089)	11,303
Mantech International Corp.	(2,400)	(86,279)	10,967
Markel Corp.	(200)	(75,572)	4,146
Marriott International, Inc.	(9,500)	(275,945)	17,165
Martin Marietta Materials, Inc.	(1,700)	(111,745)	4,271
Masco Corp.	(28,300)	(254,803)	53,307
Masimo Corp.	(5,400)	(135,313)	18,403
Mastercard, Inc.	(700)	(221,906)	(106)
McCormick & Co., Inc.	(300)	(14,877)	1,029
McDonald’s Corp.	(1,500)	(132,821)	1,091
McMoRan Exploration Co.	(10,700)	(142,006)	35,755
MDC Holdings, Inc.	(2,100)	(39,820)	4,246
Medtronic, Inc.	(4,300)	(146,503)	3,571
MEMC Electronic Materials, Inc.	(69,200)	(471,561)	108,953

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	COST AT CONTRACT DATE	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Merck & Co., Inc.	(5,300)	$(175,634)	$2,271
Mercury General Corp	(1,200)	(45,859)	(161)
MetLife, Inc.	(15,300)	(523,254)	94,701
Mettler-Toledo International, Inc.	(200)	(31,570)	3,578
MGM Resorts International	(13,200)	(145,447)	22,819
Micron Technology, Inc.	(59,900)	(372,177)	70,281
Mohawk Industries, Inc.	(5,100)	(246,639)	27,798
Molex, Inc.	(1,600)	(38,481)	5,889
Molson Coors Brewing Co.	(2,600)	(113,225)	10,239
Monsanto Co.	(1,600)	(113,127)	17,063
Moody’s Corp.	(13,000)	(418,966)	23,116
Mylan, Inc.	(33,500)	(677,441)	107,941
NetApp, Inc.	(8,800)	(326,843)	28,171
Netflix Inc	(1,700)	(282,000)	89,628
New York Community Bancorp, Inc.	(8,900)	(115,184)	9,274
Newell Rubbermaid, Inc.	(5,700)	(75,871)	8,212
NextEra Energy, Inc.	(600)	(33,784)	1,372
NiSource, Inc.	(1,800)	(37,083)	(1,401)
Nordstrom, Inc.	(7,500)	(345,903)	3,303
Northern Trust Corp.	(1,300)	(50,992)	5,518
NRG Energy, Inc.	(1,400)	(32,392)	2,698
Nuance Communications, Inc.	(11,300)	(224,769)	(5,299)
Nucor Corp.	(3,600)	(129,471)	15,567
NuVasive, Inc.	(5,000)	(114,346)	28,996
Oil States International, Inc.	(100)	(8,488)	3,396
Old Republic International Corp.	(76,700)	(749,959)	65,795
Olin Corp.	(3,800)	(73,666)	5,228
Omnicare, Inc.	(4,300)	(126,805)	17,456
Oracle Corp.	(4,200)	(119,491)	(1,217)
O’Reilly Automotive, Inc.	(2,300)	(145,864)	(7,385)
Oshkosh Corp.	(11,900)	(222,760)	35,454
Owens & Minor, Inc.	(2,100)	(61,355)	1,547
PACCAR, Inc.	(4,200)	(155,553)	13,509
Panera Bread Co.	(300)	(35,327)	4,145
Patriot Coal Corp.	(1,400)	(16,665)	4,821
Patterson Cos., Inc.	(100)	(2,942)	79
Paychex, Inc.	(100)	(2,694)	57
Peabody Energy Corp.	(2,100)	(92,873)	21,725
Penn Virginia Corp.	(46,300)	(424,919)	167,028
Penske Automotive Group, Inc.	(17,700)	(342,342)	59,142
Pentair, Inc.	(5,200)	(184,503)	18,051
People’s United Financial, Inc.	(7,100)	(83,614)	2,674
Pepco Holdings, Inc.	(400)	(7,763)	195
PepsiCo, Inc.	(3,900)	(248,425)	7,015
Pfizer, Inc.	(6,400)	(116,193)	3,041
PG&E Corp.	(500)	(20,709)	(446)
Piedmont Natural Gas Co., Inc.	(700)	(21,048)	825
Pioneer Natural Resources Co.	(1,600)	(133,753)	28,521
Pitney Bowes, Inc.	(26,200)	(533,935)	41,375

REFERENCE ENTITY	SHARES	COST AT CONTRACT DATE	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Plantronics, Inc.	(4,000)	$(131,462)	$17,662
Plexus Corp.	(10,100)	(264,288)	35,826
PMC - Sierra, Inc.	(9,900)	(59,089)	(113)
Polaris Industries, Inc.	(400)	(22,360)	2,372
Power Integrations, Inc.	(9,900)	(333,828)	30,789
PPL Corp.	(3,100)	(87,327)	(1,147)
Praxair, Inc.	(3,000)	(300,762)	20,322
Precision Castparts Corp.	(2,200)	(351,166)	9,154
priceline.com, Inc.	(400)	(205,111)	25,327
Principal Financial Group, Inc.	(12,500)	(309,470)	26,095
PrivateBancorp, Inc.	(6,500)	(53,714)	4,834
Progressive Corp./The	(5,400)	(100,833)	4,929
Prosperity Bancshares, Inc.	(1,500)	(63,612)	14,592
Prudential Financial, Inc.	(600)	(29,126)	1,010
PSS World Medical, Inc.	(5,100)	(122,343)	21,924
QUALCOMM, Inc.	(7,100)	(359,134)	13,861
Quality Systems, Inc.	(2,600)	(236,062)	(16,138)
Quanta Services, Inc.	(4,500)	(79,581)	(4,974)
Quest Diagnostics, Inc.	(6,300)	(322,048)	11,080
Questar Corp.	(3,200)	(58,588)	1,916
Quicksilver Resources, Inc.	(30,500)	(310,801)	79,611
Ralph Lauren Corp.	(1,400)	(185,251)	3,671
Rambus, Inc.	(12,900)	(141,335)	(39,265)
Range Resources Corp.	(7,000)	(441,134)	31,914
Regal-Beloit Corp.	(500)	(29,844)	7,154
Regency Centers Corp.	(300)	(12,786)	2,187
Regions Financial Corp.	(83,800)	(373,037)	93,983
Rent-A-Center, Inc.	(2,200)	(60,106)	(284)
ResMed, Inc.	(1,200)	(36,979)	2,431
Robert Half International, Inc.	(12,300)	(295,800)	34,794
Roper Industries, Inc.	(3,200)	(248,755)	28,243
Rovi Corp.	(11,300)	(549,920)	64,246
RR Donnelley & Sons Co.	(7,600)	(129,990)	22,678
Safeway, Inc.	(9,100)	(177,878)	26,545
Saks, Inc.	(4,400)	(40,659)	2,159
Salesforce.com, Inc.	(5,800)	(739,711)	76,887
SanDisk Corp.	(4,400)	(167,114)	(10,426)
SandRidge Energy, Inc.	(16,800)	(121,010)	27,602
SBA Communications Corp.	(6,800)	(249,153)	14,689
SCANA Corp.	(100)	(3,919)	(126)
Schnitzer Steel Industries, Inc.	(1,600)	(67,463)	8,583
Scientific Games Corp.	(22,100)	(182,668)	25,316
Sherwin-Williams Co./The	(700)	(53,985)	1,961
Silicon Laboratories, Inc.	(5,100)	(175,089)	4,188
Simon Property Group, Inc.	(100)	(11,898)	900
Simpson Manufacturing Co., Inc.	(2,400)	(65,923)	6,091

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	COST AT CONTRACT DATE	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Skechers U.S.A., Inc.	(6,000)	$(93,680)	$9,500
Skyworks Solutions, Inc.	(9,000)	(189,262)	27,802
SL Green Realty Corp.	(700)	(52,386)	11,681
Smithfield Foods, Inc.	(16,000)	(323,248)	11,248
Solera Holdings, Inc.	(2,100)	(115,023)	8,973
Sonoco Products Co.	(300)	(9,498)	1,029
Sotheby’s	(600)	(22,548)	6,006
Southern Co.	(4,200)	(172,588)	(5,366)
Sprint Nextel Corp.	(5,700)	(19,575)	2,247
St Jude Medical, Inc.	(2,900)	(129,464)	24,513
StanCorp Financial Group, Inc.	(2,900)	(93,478)	13,525
Stanley Black & Decker, Inc.	(200)	(12,358)	2,538
Starwood Hotels & Resorts Worldwide, Inc.	(7,900)	(343,403)	36,725
Stericycle, Inc.	(600)	(47,694)	(738)
STERIS Corp.	(100)	(3,509)	582
Sunoco, Inc.	(4,700)	(175,992)	30,245
Susquehanna Bancshares, Inc.	(39,700)	(252,037)	34,878
SVB Financial Group	(2,700)	(125,785)	25,885
Swift Energy Co.	(1,700)	(47,648)	6,270
Synovus Financial Corp.	(497,600)	(716,367)	183,935
T Rowe Price Group, Inc.	(13,900)	(719,009)	55,006
Take-Two Interactive Software, Inc.	(16,900)	(216,827)	1,859
Target Corp.	(4,500)	(223,684)	3,004
TCF Financial Corp.	(11,000)	(112,342)	11,582
TECO Energy, Inc.	(200)	(3,758)	332
Teleflex, Inc.	(600)	(35,171)	2,909
Terex Corp.	(6,700)	(101,456)	32,714
Tesoro Corp.	(10,400)	(234,622)	32,134
Texas Instruments, Inc.	(4,200)	(115,018)	3,088
Textron, Inc.	(25,400)	(459,813)	11,757
Thermo Fisher Scientific, Inc.	(200)	(10,509)	381
Tidewater, Inc.	(7,700)	(409,775)	85,990
Tiffany & Co.	(3,200)	(240,904)	46,280
Time Warner, Inc.	(2,800)	(86,863)	2,947
Titanium Metals Corp.	(30,800)	(469,255)	7,871
Toll Brothers, Inc.	(10,300)	(182,143)	33,514
Torchmark Corp.	(100)	(3,792)	306
Total System Services, Inc.	(3,400)	(59,137)	1,575
TreeHouse Foods, Inc.	(5,200)	(278,918)	(42,650)
Trinity Industries, Inc.	(3,000)	(79,091)	14,861
Triumph Group, Inc.	(13,100)	(661,797)	23,303
Trustmark Corp.	(500)	(11,472)	2,397
Under Armour Inc.	(2,600)	(195,302)	22,636
United Natural Foods, Inc.	(1,700)	(65,291)	2,323
United Parcel Service, Inc.	(3,800)	(250,630)	10,660
United Technologies Corp.	(400)	(30,451)	2,307
United Therapeutics Corp.	(2,200)	(93,629)	11,151
UnitedHealth Group, Inc.	(5,900)	(274,371)	2,263
Universal Corp.	(1,100)	(43,971)	4,525

REFERENCE ENTITY	SHARES	COST AT CONTRACT DATE	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Urban Outfitters, Inc.	(29,000)	$(798,912)	$151,632
US Airways Group, Inc.	(15,000)	(86,665)	4,165
USG Corp.	(17,100)	(146,089)	31,006
Vail Resorts, Inc.	(6,100)	(251,830)	21,311
Valmont Industries, Inc.	(500)	(44,455)	5,485
Valspar Corp.	(1,300)	(41,064)	491
VCA Antech, Inc.	(18,500)	(327,287)	31,657
Verizon Communications, Inc.	(200)	(7,222)	138)
Vertex Pharmaceuticals, Inc.	(3,000)	(131,375)	(2,245)
VF Corp.	(2,000)	(231,186)	(11,854)
Virgin Media, Inc.	(27,400)	(693,601)	26,411
Visa, Inc.	(7,600)	(652,344)	872
VMware, Inc.	(1,600)	(143,186)	14,578
Volcano Corp.	(6,300)	(190,456)	3,787
Wal-Mart Stores, Inc.	(4,600)	(239,717)	977
Walt Disney Co./The	(2,300)	(76,253)	6,885
Waste Management, Inc.	(6,400)	(199,930)	(8,454)
Watsco, Inc.	(5,900)	(340,727)	39,237
Watts Water Technologies, Inc.	(6,200)	(179,807)	14,577
Weight Watchers International, Inc.	(100)	(6,118)	294
Weingarten Realty Investors	(7,400)	(174,727)	18,069
Wells Fargo & Co.	(900)	(22,621)	914
Werner Enterprises, Inc.	(100)	(2,477)	394
WESCO International, Inc.	(3,400)	(147,602)	33,532
West Pharmaceutical Services, Inc.	(1,200)	(49,887)	5,367
Westamerica Bancorporation	(1,900)	(75,210)	2,402
Westar Energy, Inc.	(2,300)	(58,139)	(2,627)
Whirlpool Corp.	(2,000)	(115,428)	15,608
Whole Foods Market, Inc.	(500)	(36,090)	3,435
Williams Cos., Inc./The	(100)	(2,714)	280
Windstream Corp.	(4,100)	(50,799)	2,993
Woodward, Inc.	(9,300)	(286,373)	31,553
WR Berkley Corp.	(1,300)	(39,545)	948
WW Grainger, Inc.	(300)	(46,806)	1,944
Xcel Energy, Inc.	(300)	(7,517)	110
Xerox Corp.	(30,300)	(257,672)	46,481
Xilinx, Inc.	(2,600)	(84,285)	12,941
Zions Bancorporation	(30,200)	(521,396)	96,482

			8,321,704

Total Short Positions			$8,564,717

Total of Long and Short Positions of Portfolio Swap			$(1,145,028)

Net Cash			$108,779

Total Value			$(1,036,249)

Consolidated Schedule of Investments	September 30, 2011 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY		SHARES	COST AT CONTRACT DATE		NET UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley	Long Positions
Canada
Anvil Mining Ltd.		16,900	CAD	129,351	$98
Northgate Minerals Corp.		107,741		433,989	(52,238)
TMX Group, Inc.		5,980		258,311	(12,873)

					(65,013)

Cayman Islands
Little Sheep Group Ltd.		169,214	HKD	1,050,531	(13,435)

Malaysia
PLUS Expressways Bhd		272,715	MYR	1,191,765	(5,591)

Norway
Aker Drilling ASA		25,197	NOK	660,161	858

United States
99 Cents Only Stores		24,662		446,418	7,857
Ameron International Corp.		20,804		1,748,818	18,274
APAC Customer Services, Inc.		4,887		41,290	347
BJ’s Wholesale Club, Inc.		35,061		1,770,526	26,000
Blackboard, Inc.		40,113		1,722,383	69,063
Central Vermont Public Service Corp.		22,841		798,185	6,047
Cephalon, Inc.		24,335		1,950,334	13,501
Clorox Co./The		10,663		747,431	(40,154)
Constellation Energy Group, Inc.		60,811		2,327,134	(12,668)
Dollar Thrifty Automotive Group, Inc.		21,258		1,379,769	(182,944)
DPL, Inc.		46,424		1,395,583	3,637
Emdeon, Inc.		82,732		1,523,156	31,378
Family Dollar Stores, Inc.		11,072		576,267	(13,145)
Global Industries Ltd.		70,877		553,712	7,633
Goodrich Corp.		9,067		1,096,152	(1,947)
Harleysville Group, Inc.		9,200		537,664	3,848
Jakks Pacific, Inc.		17,687		349,908	(14,740)
Kinetic Concepts, Inc.		24,600		1,625,387	(4,493)
LoopNet, Inc.		94,135		1,671,836	(59,303)
Medco Health Solutions, Inc.		37,772		2,136,540	(365,411)
Motorola Mobility Holdings, Inc.		43,700		1,656,129	(5,143)
Nalco Holding Co.		52,168		1,848,463	(23,626)
Ness Technologies, Inc.		2,300		17,628	(10)
Netlogic Microsystems, Inc.		26,800		1,289,418	(70)
Nicor, Inc.		40,200		2,187,839	23,563
NSTAR		28,987		1,284,098	14,810
NYSE Euronext		41,979		1,162,339	(186,747)
PAETEC Holding Corp.		155,143		785,402	35,304
Progress Energy, Inc.		36,813		1,755,912	148,056
S1 Corp.		61,703		554,013	11,803
Southern Union Co.		34,354		1,433,186	(39,444)
Temple-Inland, Inc.		39,500		1,134,770	104,345
Transatlantic Holdings, Inc.		18,000		897,997	(24,637)
Varian Semiconductor Equipment Associates, Inc.		25,891		1,584,287	(1,052)

REFERENCE ENTITY		SHARES	COST AT CONTRACT DATE		NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Venoco, Inc.		24,400		$268,093	$(53,129)

					(503,197)

Total Long Positions					$(586,378)

Morgan Stanley	Short Positions
Canada
AuRico Gold, Inc.		(38,996)	CAD	(452,002)	63,300

Germany
Deutsche Boerse AG		(19,731)	EUR	(830,434)	114,667

United States
AGL Resources, Inc.		(34,214)		(1,374,641)	(19,237)
Colfax Corp.		(221)		(4,756)	278
CoStar Group, Inc.		(3,547)		(186,250)	1,913
Duke Energy Corp.		(93,186)		(1,738,094)	(124,695)
Ecolab, Inc.		(24,380)		(1,221,335)	29,397
Energy Transfer Equity LP		(6,227)		(234,833)	18,258
Exelon Corp.		(55,453)		(2,382,052)	19,199
Express Scripts, Inc.		(32,231)		(1,556,917)	362,114
Hertz Global Holdings, Inc.		(18,284)		(195,068)	32,340
Northeast Utilities		(37,681)		(1,278,373)	10,408
Windstream Corp.		(70,892)		(833,109)	6,508

					336,483

Total Short Positions					$514,450

Total of Long and Short Positions of Portfolio Swap					$(71,928)

Net Cash					$5,078

Total Value					$(66,850)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR MOMENTUM FUND

COMMON STOCKS - 99.6%	SHARES	VALUE (Note 3)
Consumer Discretionary - 18.5%
Abercrombie & Fitch Co., Class A (a)	6,400	$393,984
Advance Auto Parts, Inc. (a)	2,300	133,630
Amazon.com, Inc. †	22,100	4,778,683
AutoNation, Inc. †	6,400	209,792
AutoZone, Inc. †	2,000	638,380
Bed Bath & Beyond, Inc. †	14,000	802,340
BorgWarner, Inc. †(a)	8,700	526,611
Brinker International, Inc. (a)	12,400	259,408
CarMax, Inc. †(a)	7,300	174,105
CBS Corp., Class B	45,800	933,404
Chipotle Mexican Grill, Inc. †(a)	2,500	757,375
Clear Channel Outdoor Holdings, Inc., Class A †	9,300	87,048
Coach, Inc.	14,107	731,166
Comcast Corp., Class A	165,400	3,456,860
Deckers Outdoor Corp. †	2,300	214,498
Dick’s Sporting Goods, Inc. †(a)	4,600	153,916
Dillard’s, Inc., Class A (a)	3,700	160,876
Discovery Communications, Inc., Class A †	3,166	119,105
DISH Network Corp., Class A †	18,900	473,634
Dollar General Corp. †	7,800	294,528
Dollar Tree, Inc. †	7,200	540,792
Family Dollar Stores, Inc.	4,900	249,214
Foot Locker, Inc.	7,900	158,711
Fossil, Inc. †(a)	3,300	267,498
Gentex Corp.	13,000	312,650
Genuine Parts Co.	5,000	254,000
Harley-Davidson, Inc.	13,200	453,156
Hasbro, Inc. (a)	3,200	104,352
Hyatt Hotels Corp., Class A †(a)	10,100	316,837
JC Penney Co., Inc. (a)	2,800	74,984
Las Vegas Sands Corp. †	19,200	736,128
Liberty Global, Inc., Class A †	16,900	611,442
Liberty Interactive Corp., Series A †	14,800	218,596
Liberty Media Corp. - Liberty Capital, Class A †	6,300	416,556
Ltd. Brands, Inc.	20,900	804,859
Macy’s, Inc.	9,800	257,936
Mattel, Inc.	9,500	245,955
McDonald’s Corp.	64,000	5,620,480
McGraw-Hill Cos., Inc./The	24,400	1,000,400
NetFlix, Inc. †(a)	5,400	611,064
News Corp., Class A (a)	145,100	2,244,697
Nordstrom, Inc.	5,600	255,808
O’Reilly Automotive, Inc. †	7,800	519,714
Panera Bread Co., Class A †	2,400	249,456
PetSmart, Inc.	3,400	145,010
Polaris Industries, Inc.	4,800	239,856
priceline.com, Inc. †	3,426	1,539,850
Ralph Lauren Corp.	5,700	739,290
Ross Stores, Inc.	8,800	692,472
Sally Beauty Holdings, Inc. †	8,500	141,100
Signet Jewelers Ltd. (Bermuda) †	3,900	131,820
Sirius XM Radio, Inc. †(a)	168,200	253,982
Sotheby’s	4,100	113,037
Starbucks Corp.	40,534	1,511,513
Tempur-Pedic International, Inc. †(a)	2,200	115,742
Tenneco, Inc. †	3,100	79,391
Tiffany & Co.	10,200	620,364
Time Warner Cable, Inc.	16,500	1,034,055

	SHARES	VALUE (Note 3)
Consumer Discretionary - 18.5% (continued)
TJX Cos., Inc.	20,300	$1,126,041
Tractor Supply Co.	3,500	218,925
Tupperware Brands Corp.	4,600	247,204
Ulta Salon Cosmetics & Fragrance, Inc. †	3,600	224,028
Under Armour, Inc., Class A †	2,800	185,948
VF Corp. (a)	3,100	376,712
Viacom, Inc., Class B	44,400	1,720,056
Virgin Media, Inc. (a)	3,100	75,485
Weight Watchers International, Inc. (a)	3,400	198,050
Williams-Sonoma, Inc.	5,800	178,582
Wynn Resorts Ltd.	4,700	540,876

		44,274,017

Consumer Staples - 12.2%
Altria Group, Inc.	2,800	75,068
Church & Dwight Co., Inc. (a)	5,900	260,780
Coca-Cola Co./The	142,800	9,647,568
Coca-Cola Enterprises, Inc.	18,423	458,364
Corn Products International, Inc.	4,600	180,504
Costco Wholesale Corp.	25,700	2,110,484
Darling International, Inc. †(a)	15,500	195,145
Dr Pepper Snapple Group, Inc.	2,700	104,706
Estee Lauder Cos., Inc./The, Class A	9,300	816,912
Fortune Brands, Inc.	5,400	292,032
Green Mountain Coffee Roasters, Inc. †	9,000	836,460
Hansen Natural Corp. †	5,800	506,282
Herbalife Ltd. (Cayman Islands) (a)	7,000	375,200
Hershey Co./The	10,800	639,792
Hormel Foods Corp. (a)	9,200	248,584
JM Smucker Co./The	6,800	495,652
Lorillard, Inc.	6,000	664,200
McCormick & Co., Inc.	3,300	152,328
Mead Johnson Nutrition Co.	13,100	901,673
Nu Skin Enterprises, Inc., Class A (a)	5,900	239,068
Philip Morris International, Inc.	125,200	7,809,976
Pricesmart, Inc. (a)	3,700	230,584
Reynolds American, Inc.	26,900	1,008,212
Sara Lee Corp.	28,500	465,975
Whole Foods Market, Inc.	10,200	666,162

		29,381,711

Energy - 27.3%
Anadarko Petroleum Corp.	36,600	2,307,630
Baker Hughes, Inc.	29,800	1,375,568
Berry Petroleum Co., Class A	3,600	127,368
Brigham Exploration Co. †	7,100	179,346
Cabot Oil & Gas Corp.	8,100	501,471
Cameron International Corp. †	15,600	648,024
CARBO Ceramics, Inc. (a)	1,600	164,048
Chesapeake Energy Corp. (a)	43,800	1,119,090
Chevron Corp.	132,300	12,240,396
Complete Production Services, Inc. †	4,400	82,940
Concho Resources, Inc. †	8,800	626,032
ConocoPhillips	99,200	6,281,344
Consol Energy, Inc.	13,600	461,448
Continental Resources, Inc. †(a)	3,100	149,947
Dresser-Rand Group, Inc. †(a)	3,600	145,908
El Paso Corp.	65,400	1,143,192
Energen Corp.	2,800	114,492

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR MOMENTUM FUND

	$240,070,275	$240,070,275
	SHARES	VALUE (Note 3)
Energy - 27.3% (continued)
Energy XXI Bermuda Ltd. (Bermuda) †(a)	4,500	$96,525
EQT Corp.	9,900	528,264
Exxon Mobil Corp.	260,800	18,941,904
FMC Technologies, Inc. †(a)	19,000	714,400
Halliburton Co.	77,800	2,374,456
Helmerich & Payne, Inc.	8,100	328,860
Hess Corp.	1,400	73,444
HollyFrontier Corp.	18,200	477,204
Key Energy Services, Inc. †(a)	18,800	178,412
Lufkin Industries, Inc.	1,900	101,099
Marathon Oil Corp.	48,700	1,050,946
National Oilwell Varco, Inc.	28,000	1,434,160
Noble Energy, Inc.	8,800	623,040
Oil States International, Inc. †	2,600	132,392
Patterson-UTI Energy, Inc.	14,300	247,962
Peabody Energy Corp.	8,500	287,980
Pioneer Natural Resources Co.	1,100	72,347
Range Resources Corp. (a)	10,900	637,214
Rosetta Resources, Inc. †	3,300	112,926
Rowan Cos., Inc. †(a)	2,200	66,418
Schlumberger Ltd.	107,000	6,391,110
Seadrill Ltd. (Bermuda)	15,000	412,950
SM Energy Co.	4,100	248,665
Sunoco, Inc.	4,400	136,444
Superior Energy Services, Inc. †	3,800	99,712
Tesoro Corp. †(a)	7,300	142,131
Tidewater, Inc.	2,900	121,945
Valero Energy Corp.	30,200	536,956
Williams Cos., Inc./The	44,200	1,075,828
World Fuel Services Corp. (a)	7,000	228,550

		65,542,488

Financials - 5.1%
American Capital Ltd. †(a)	17,800	121,396
Aon Corp.	21,000	881,580
Arch Capital Group Ltd. (Bermuda) †	4,200	137,235
AvalonBay Communities, Inc. REIT	5,000	570,250
BGC Partners, Inc., Class A (a)	14,300	86,229
Boston Properties, Inc. REIT	6,300	561,330
Camden Property Trust REIT	3,800	209,988
Discover Financial Services	39,000	894,660
Douglas Emmett, Inc. REIT (a)	8,500	145,350
Equity Residential REIT	15,900	824,733
Erie Indemnity Co., Class A	1,200	85,416
Essex Property Trust, Inc. REIT (a)	1,800	216,072
Extra Space Storage, Inc. REIT (a)	11,900	221,697
General Growth Properties, Inc. REIT (a)	39,200	474,320
Jones Lang LaSalle, Inc.	2,100	108,801
Leucadia National Corp.	7,700	174,636
Macerich Co./The REIT (a)	7,902	336,862
Marsh & McLennan Cos., Inc.	30,000	796,200
Mid-America Apartment Communities, Inc. REIT (a)	1,800	108,396
Moody’s Corp. (a)	9,500	289,275
NASDAQ OMX Group, Inc./The †	5,000	115,700
New York Community Bancorp, Inc. (a)	8,300	98,770
Post Properties, Inc. REIT	5,900	204,966
ProLogis, Inc. REIT (a)	8,130	197,153
Public Storage REIT	8,700	968,745
Rayonier, Inc. REIT	13,850	509,541
	$240,070,275	$240,070,275
	SHARES	VALUE (Note 3)
Financials - 5.1% (continued)
Simon Property Group, Inc. REIT	18,500	$2,034,630
SL Green Realty Corp. REIT (a)	1,200	69,780
Taubman Centers, Inc. REIT	1,700	85,527
UDR, Inc. REIT	7,900	174,906
Weingarten Realty Investors REIT (a)	5,400	114,318
Weyerhaeuser Co. REIT (a)	24,100	374,755

		12,193,217

Health Care - 7.8%
Aetna, Inc. (a)	25,600	930,560
Agilent Technologies, Inc. †	9,500	296,875
Alexion Pharmaceuticals, Inc. †(a)	15,700	1,005,742
Allergan, Inc./United States	16,600	1,367,508
AMERIGROUP Corp. †(a)	3,800	148,238
AmerisourceBergen Corp.	15,000	559,050
Biogen Idec, Inc. †	18,000	1,676,700
BioMarin Pharmaceutical, Inc. †(a)	4,400	140,228
Cardinal Health, Inc.	15,800	661,704
Catalyst Health Solutions, Inc. †	5,500	317,295
Cerner Corp. †(a)	10,100	692,052
CIGNA Corp.	22,700	952,038
Cooper Cos., Inc./The	1,500	118,725
Coventry Health Care, Inc. †	8,000	230,480
Endo Pharmaceuticals Holdings, Inc. †	9,800	274,302
Gen-Probe, Inc. †(a)	3,700	211,825
Healthspring, Inc. †	5,700	207,822
Hill-Rom Holdings, Inc.	3,500	105,070
HMS Holdings Corp. †	5,700	139,023
Humana, Inc.	13,000	945,490
Illumina, Inc. †	5,600	229,152
Incyte Corp. Ltd. †(a)	8,500	118,745
Intuitive Surgical, Inc. †	2,000	728,560
McKesson Corp.	16,300	1,185,010
Onyx Pharmaceuticals, Inc. †	7,100	213,071
Perrigo Co.	3,400	330,174
Pharmasset, Inc. †	5,200	428,324
Regeneron Pharmaceuticals, Inc. †(a)	6,500	378,300
SXC Health Solutions Corp. †	1,500	83,550
UnitedHealth Group, Inc.	62,200	2,868,664
Vertex Pharmaceuticals, Inc. †	13,300	592,382
Watson Pharmaceuticals, Inc. †	6,900	470,925
WellCare Health Plans, Inc. †	5,000	189,900

		18,797,484

Industrials - 4.7%
Acuity Brands, Inc. (a)	2,600	93,704
Amerco, Inc. †(a)	1,900	118,655
AMETEK, Inc.	11,900	392,343
CSX Corp.	65,100	1,215,417
Cummins, Inc.	800	65,328
Dover Corp.	4,600	214,360
Eaton Corp.	9,300	330,150
Fastenal Co. (a)	10,400	346,112
Fluor Corp. (a)	7,400	344,470
Gardner Denver, Inc.	2,100	133,455
Genesee & Wyoming, Inc., Class A †(a)	2,300	106,996
Goodrich Corp.	5,500	663,740
Hubbell, Inc., Class B	3,700	183,298
IHS, Inc., Class A †	4,100	306,721
Iron Mountain, Inc.	7,800	246,636
Joy Global, Inc.	2,700	168,426

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR MOMENTUM FUND

	239,024,779	239,024,779
	SHARES	VALUE (Note 3)
Industrials - 4.7% (continued)
Kansas City Southern †(a)	7,900	$394,684
KBR, Inc.	3,900	92,157
Kennametal, Inc.	7,500	245,550
Kirby Corp. †	4,600	242,144
Nordson Corp.	3,200	127,168
Pall Corp.	7,000	296,800
Parker Hannifin Corp.	7,700	486,101
Polypore International, Inc. †	3,600	203,472
Precision Castparts Corp.	9,500	1,476,870
SPX Corp.	4,900	222,019
Stericycle, Inc. †	7,700	621,544
Timken Co.	3,700	121,434
TransDigm Group, Inc. †	4,900	400,183
Union Pacific Corp.	1,800	147,006
United Parcel Service, Inc., Class B	1,300	82,095
WABCO Holdings, Inc. †	2,900	109,794
Wabtec Corp.	4,400	232,628
Werner Enterprises, Inc. (a)	10,900	227,047
Woodward, Inc.	3,200	87,680
WW Grainger, Inc. (a)	2,700	403,758

		11,149,945

Information Technology - 18.1%
Acme Packet, Inc. †	6,600	281,094
Alliance Data Systems Corp. †(a)	1,800	166,860
Altera Corp.	21,300	671,589
Apple, Inc. †	46,400	17,686,752
Ariba, Inc. †	5,100	141,321
Arrow Electronics, Inc. †	8,600	238,908
Automatic Data Processing, Inc.	31,900	1,504,085
Cadence Design Systems, Inc. †(a)	23,600	218,064
Citrix Systems, Inc. †	1,300	70,889
Cypress Semiconductor Corp. †(a)	6,900	103,293
eBay, Inc. †	65,200	1,922,748
Electronic Arts, Inc. †	30,800	629,860
F5 Networks, Inc. †(a)	1,766	125,474
Factset Research Systems, Inc. (a)	1,300	115,661
Fairchild Semiconductor International, Inc. †(a)	7,700	83,160
Gartner, Inc. †(a)	6,200	216,194
IAC/InterActiveCorp †	6,700	264,985
Informatica Corp. †	2,300	94,185
International Business Machines Corp.	72,600	12,707,178
Intuit, Inc. †	2,600	123,344
IPG Photonics Corp. †	3,700	160,728
KLA-Tencor Corp.	5,100	195,228
LSI Corp. †	40,000	207,200
Mastercard, Inc., Class A	6,100	1,934,676
Maxim Integrated Products, Inc.	21,200	494,596
Molex, Inc. (a)	9,000	183,330
Motorola Solutions, Inc.	19,400	812,860
NCR Corp. †	8,300	140,187
Polycom, Inc. †	7,200	132,264
Rackspace Hosting, Inc. †(a)	4,700	160,458
Riverbed Technology, Inc. †	4,500	89,820
Salesforce.com, Inc. †	600	68,568
Solera Holdings, Inc.	5,700	287,850
Teradata Corp. †	14,100	754,773
TIBCO Software, Inc. †	5,300	118,667
Trimble Navigation Ltd. †	3,400	114,070
VeriSign, Inc. (a)	5,100	145,911
Vishay Intertechnology, Inc. †(a)	8,200	68,552
	239,024,779	239,024,779
	SHARES	VALUE (Note 3)
Information Technology - 18.1% (continued)
Zebra Technologies Corp., Class A †	3,200	$99,008

		43,534,390

Materials - 3.4%
Albemarle Corp.	4,000	161,600
Alcoa, Inc. (a)	7,200	68,904
Allegheny Technologies, Inc. (a)	1,700	62,883
Allied Nevada Gold Corp. †	6,500	232,765
Ball Corp.	5,400	167,508
Celanese Corp., Series A	16,500	536,745
CF Industries Holdings, Inc.	5,400	666,306
Cliffs Natural Resources, Inc.	9,200	470,764
Coeur d’Alene Mines Corp. †	5,200	111,488
Crown Holdings, Inc. †	10,800	330,588
Eastman Chemical Co.	5,100	349,503
International Flavors & Fragrances, Inc.	1,800	101,196
International Paper Co.	11,800	274,350
MeadWestvaco Corp.	5,200	127,712
Monsanto Co.	41,400	2,485,656
Mosaic Co./The	19,600	959,812
Rock-Tenn Co., Class A	4,400	214,192
Rockwood Holdings, Inc. †	5,700	192,033
Royal Gold, Inc.	5,600	358,736
Stillwater Mining Co. †(a)	5,700	48,450
Walter Energy, Inc.	1,300	78,013
WR Grace & Co. †	3,700	123,210

		8,122,414

Telecommunication Services - 0.2%
Level 3 Communications, Inc. †(a)	110,800	165,092
Verizon Communications, Inc.	9,100	334,880

		499,972

Utilities - 2.3%
American Water Works Co., Inc.	11,000	331,980
CenterPoint Energy, Inc.	25,700	504,234
Consolidated Edison, Inc.	24,900	1,419,798
FirstEnergy Corp.	27,400	1,230,534
ITC Holdings Corp.	7,500	580,725
National Fuel Gas Co.	5,400	262,872
Northeast Utilities	14,800	498,020
OGE Energy Corp.	1,900	90,801
Oneok, Inc.	5,400	356,616
UIL Holdings Corp. (a)	7,700	253,561

		5,529,141

TOTAL COMMON STOCKS (Cost $255,863,810)		239,024,779

MONEY MARKET FUNDS - 0.0% (b)
J.P. Morgan Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(c)
(Cost $56,501)	56,501	56,501

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 3.1%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.100% (2)(c)(d)
(Cost $7,396,286)	7,396,286	7,396,286

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR MOMENTUM FUND

	$240,070,275	$240,070,275
	SHARES	VALUE (Note 3)
TOTAL INVESTMENTS - 102.7% (Cost $263,316,597)		$246,477,566

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.7%) (e)		(6,407,291)

NET ASSETS - 100.0%		$240,070,275

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is 6,988,962; cash collateral of $7,396,286 was received with which the Fund purchased a money market fund.
(b)	Represents less than 0.05 percent of net assets.
(c)	Represents annualized seven-day yield as of September 30, 2011.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes depreciation on futures contracts.

All securities are United States companies, unless noted otherwise in parentheses.

All securities are Level 1, with respect to ASC 820 unless noted otherwise in parentheses.

(2)	Level 2 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR MOMENTUM FUND

Open futures contracts outstanding at September 30, 2011:

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2011	UNREALIZED DEPRECIATION
Long Contracts:
15	S&P 500 E-Mini Futures	December 16, 2011	$883,800	$844,500	$(39,300)

Cash held as collateral with broker for futures contracts was $77,290 at September 30, 2011.

See notes to Schedule of Investments.

Schedule of Investments	September 30, 2011 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	11,369,176	11,369,176
COMMON STOCKS - 99.3%	SHARES	VALUE (Note 3)
Consumer Discretionary - 13.6%
A. H. Belo Corp., Class A	3,400	$14,280
Aaron’s, Inc.	3,700	93,425
AFC Enterprises, Inc. †	5,000	59,150
American Greetings Corp., Class A	10,700	197,950
American Public Education, Inc. †	5,600	190,400
America’s Car-Mart, Inc. †	1,200	34,824
Amerigon, Inc. †(a)	2,700	34,371
ANN, Inc. †(a)	14,700	335,748
Arbitron, Inc.	7,300	241,484
Arctic Cat, Inc. †	5,000	72,450
Asbury Automotive Group, Inc. †	8,400	138,516
Ascent Capital Group, Inc., Class A †	4,800	188,736
Biglari Holdings, Inc. †	121	35,863
BJ’s Restaurants, Inc. †	7,300	322,003
Blyth, Inc.	900	49,905
Bob Evans Farms, Inc.	8,200	233,864
Bridgepoint Education, Inc. †(a)	7,800	136,032
Buffalo Wild Wings, Inc. †	4,500	269,100
Cabela’s, Inc. †	12,900	264,321
Caribou Coffee Co., Inc. †	11,600	137,112
Churchill Downs, Inc.	2,700	105,381
Collectors Universe	4,100	60,475
Conn’s, Inc. †	3,900	28,002
Core-Mark Holding Co., Inc. †	2,900	88,827
Cost Plus, Inc. †	10,400	65,520
Cumulus Media, Inc., Class A †	7,800	22,152
Denny’s Corp. †(a)	26,100	86,913
Dorman Products, Inc. †(a)	2,832	93,683
Einstein Noah Restaurant Group, Inc.	2,900	37,207
Ethan Allen Interiors, Inc.	5,000	68,050
Exide Technologies †(a)	25,900	103,600
Express, Inc.	4,500	91,305
Finish Line, Inc./The, Class A	15,400	307,846
Fisher Communications, Inc. †	600	13,404
Geeknet, Inc. †	1,800	36,396
Genesco, Inc. †	7,500	386,475
G-III Apparel Group Ltd. †	800	18,288
Global Sources Ltd. (Bermuda) †	2,900	19,633
Group 1 Automotive, Inc.	8,200	291,510
Helen of Troy Ltd. (Bermuda) †	8,600	216,032
Hibbett Sports, Inc. †(a)	7,600	257,564
Hot Topic, Inc.	14,400	109,872
interCLICK, Inc. †	3,900	21,645
iRobot Corp. †	6,300	158,508
Jos. A. Bank Clothiers, Inc. †	7,900	368,377
K12, Inc. †	1,700	43,282
Kenneth Cole Productions, Inc., Class A †	1,900	20,387
Kingold Jewelry, Inc. (China) †	9,300	11,625
Krispy Kreme Doughnuts, Inc. †	29,300	199,826
Libbey, Inc. †	4,300	45,322
Lithia Motors, Inc., Class A	6,500	93,470
Mac-Gray Corp.	3,100	40,021
Men’s Wearhouse, Inc./The	13,600	354,688
Modine Manufacturing Co. †	1,700	15,402
Monro Muffler Brake, Inc.	9,900	326,403
Morgans Hotel Group Co. †	6,200	37,138
Motorcar Parts of America, Inc. †	4,900	40,327
Movado Group, Inc.	3,300	40,194
Multimedia Games Holding Co., Inc. †	2,600	10,504
Oxford Industries, Inc.	4,200	144,060
	11,369,176	11,369,176
	SHARES	VALUE (Note 3)
Consumer Discretionary - 13.6% (continued)
Peet’s Coffee & Tea, Inc. †(a)	4,200	$233,688
Penske Automotive Group, Inc.	15,600	249,600
Pep Boys - Manny, Moe & Jack/The	3,200	31,584
Perry Ellis International, Inc. †	2,900	54,520
Pier 1 Imports, Inc. †(a)	33,000	322,740
Pinnacle Entertainment, Inc. †	24,300	220,644
Pool Corp.	12,000	314,160
Red Robin Gourmet Burgers, Inc. †	4,400	105,996
RG Barry Corp.	1,400	14,840
Ruth’s Hospitality Group, Inc. †	6,200	26,598
Select Comfort Corp. †	15,000	209,550
Shoe Carnival, Inc. †	2,800	66,080
Shutterfly, Inc. †	1,123	46,245
Sinclair Broadcast Group, Inc., Class A	15,300	109,701
Sonic Automotive, Inc., Class A	10,800	116,532
Sonic Corp. †	16,100	113,827
Stage Stores, Inc.	10,100	140,087
Standard Motor Products, Inc.	4,100	53,177
Stein Mart, Inc.	4,200	26,250
Steinway Musical Instruments, Inc. †	2,300	49,588
Steven Madden Ltd. †	9,536	287,034
Sturm, Ruger & Co., Inc.	6,000	155,880
Superior Industries International, Inc.	2,200	33,990
Town Sports International Holdings, Inc. †(a)	6,800	49,368
True Religion Apparel, Inc. †	6,600	177,936
Tuesday Morning Corp. †	6,500	22,880
U.S. Auto Parts Network, Inc. †(a)	2,500	12,675
Unifi, Inc. †	3,700	30,229
Valuevision Media, Inc., Class A †	12,500	29,500
Vitamin Shoppe, Inc. †	7,600	284,544
Wet Seal, Inc./The, Class A †	26,800	120,064
Wolverine World Wide, Inc.	1,100	36,575
ZAGG, Inc. †(a)	6,800	67,456
Zale Corp. †	9,400	26,790

		11,369,176

Consumer Staples - 3.7%
Andersons, Inc./The	1,600	53,856
B&G Foods, Inc.	17,800	296,904
Boston Beer Co., Inc., Class A †(a)	3,100	225,370
Cal-Maine Foods, Inc. (a)	5,700	179,151
Casey’s General Stores, Inc.	1,700	74,205
Craft Brewers Alliance, Inc. †	4,500	25,245
Diamond Foods, Inc. (a)	800	63,832
Dole Food Co., Inc. †(a)	7,200	72,000
Elizabeth Arden, Inc. †	8,200	233,208
Fresh Del Monte Produce, Inc.	3,400	78,880
Hain Celestial Group, Inc./The †	12,400	378,820
Heckmann Corp. †	30,700	162,403
Ingles Markets, Inc., Class A (a)	2,200	31,328
Inter Parfums, Inc.	1,700	26,265
J&J Snack Foods Corp.	2,400	115,320
Lancaster Colony Corp. (a)	5,000	305,050
Limoneira Co.	1,600	22,848
Omega Protein Corp. †	12,000	108,960
Prestige Brands Holdings, Inc. †	7,200	65,160
Pricesmart, Inc.	800	49,856
Rite Aid Corp. †	160,700	157,486
Smart Balance, Inc. †	5,700	33,630
Snyders-Lance, Inc.	13,300	277,305

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	6,826,892	6,826,892
	SHARES	VALUE (Note 3)
Consumer Staples - 3.7% (continued)
Susser Holdings Corp. †	2,600	$51,818

		3,088,900

Energy - 8.1%
Abraxas Petroleum Corp. †(a)	31,800	83,952
Alon USA Energy, Inc.	5,100	31,263
Amyris, Inc. †	3,900	78,936
Approach Resources, Inc. †	8,200	139,318
Basic Energy Services, Inc. †	15,500	219,480
Bristow Group, Inc.	11,000	466,730
Callon Petroleum Co. †(a)	19,700	76,239
Carrizo Oil & Gas, Inc. †	14,400	310,320
Cheniere Energy, Inc. †	41,400	213,210
Contango Oil & Gas Co. †	3,800	207,898
Crosstex Energy, Inc.	10,000	134,800
Dawson Geophysical Co. †	4,500	106,110
Delek US Holdings, Inc.	6,900	77,763
Double Eagle Petroleum Co. †	6,700	42,679
Enbridge Energy Management LLC †	3,787	104,105
Evolution Petroleum Corp. †	7,700	54,362
FX Energy, Inc. †	15,300	63,189
GeoResources, Inc. †	2,100	37,359
Global Geophysical Services, Inc. †	3,400	27,098
Gulf Island Fabrication, Inc.	5,100	105,468
Gulfmark Offshore, Inc., Class A †	8,500	308,890
Gulfport Energy Corp. †	12,400	299,832
Harvest Natural Resources, Inc. †	9,000	77,130
Hercules Offshore, Inc. †	44,100	128,772
Hornbeck Offshore Services, Inc. †(a)	6,700	166,897
Houston American Energy Corp.	8,000	110,080
Hyperdynamics Corp. †(a)	10,100	37,370
ION Geophysical Corp. †(a)	62,600	296,098
Knightsbridge Tankers Ltd. (Bermuda) (a)	4,000	66,200
Kodiak Oil & Gas Corp. †	57,100	297,491
Matrix Service Co. †	5,600	47,656
Miller Energy Resources, Inc. †(a)	5,300	13,992
Mitcham Industries, Inc. †	8,200	91,840
Northern Oil and Gas, Inc. †	13,400	259,826
OYO Geospace Corp. †	1,400	78,806
Panhandle Oil and Gas, Inc., Class A	500	14,185
Parker Drilling Co. †	33,100	145,309
Patriot Coal Corp. †	35,700	302,022
Petroquest Energy, Inc. †	16,100	88,550
PHI, Inc. †	700	13,398
Pioneer Drilling Co. †	27,900	200,322
Resolute Energy Corp. †	9,700	110,192
Stone Energy Corp. †	18,800	304,748
Tesco Corp. †	15,200	176,320
TETRA Technologies, Inc. †	3,200	24,704
Union Drilling, Inc. †	9,800	46,060
Uranerz Energy Corp. †(a)	25,200	34,524
Uranium Energy Corp. †(a)	10,200	27,948
Uranium Resources, Inc. †(a)	38,800	26,442
Vantage Drilling Co. †	16,100	20,125
W&T Offshore, Inc.	13,500	185,760
Warren Resources, Inc. †	11,800	28,320
Western Refining, Inc. †	17,400	216,804

		6,826,892

Financials - 12.8%
1st Source Corp.	900	18,747
	6,826,892	6,826,892
	SHARES	VALUE (Note 3)
Financials - 12.8% (continued)
Advance America Cash Advance Centers, Inc.	14,400	$105,984
American Safety Insurance Holdings Ltd. †	800	14,720
Ameris Bancorp †	4,001	34,849
Amtrust Financial Services, Inc.	10,800	240,408
Arlington Asset Investment Corp., Class A (a)	3,300	79,365
Associated Estates Realty Corp. REIT (a)	13,000	200,980
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	6,400	97,472
Bancorp, Inc. †	2,800	20,048
Bank of the Ozarks, Inc.	10,800	226,044
Banner Corp.	3,200	40,928
Berkshire Hills Bancorp, Inc.	3,500	64,645
BGC Partners, Inc., Class A	27,500	165,825
Cardinal Financial Corp. (a)	6,300	54,306
Cash America International, Inc.	8,900	455,324
Cathay General Bancorp	8,500	96,730
Citizens & Northern Corp.	2,300	34,178
CNO Financial Group, Inc. †	78,200	423,062
Cohen & Steers, Inc.	2,200	63,250
Crawford & Co., Class B	1,900	10,184
Credit Acceptance Corp. †	1,300	83,668
CubeSmart REIT	22,200	189,366
CVB Financial Corp.	33,900	260,691
DFC Global Corp. †	12,000	262,200
Diamond Hill Investment Group, Inc.	200	13,878
Eagle Bancorp, Inc. †	2,400	28,248
Education Realty Trust, Inc. REIT	20,200	173,518
Encore Capital Group, Inc. †	4,874	106,497
Enstar Group Ltd. (Bermuda) †	1,800	171,414
Enterprise Financial Services Corp.	1,100	14,949
Epoch Holding Corp.	3,000	40,710
Ezcorp, Inc., Class A †	15,900	453,786
FBL Financial Group, Inc., Class A	2,900	77,198
Federal Agricultural Mortgage Corp., Class C	5,100	97,053
Financial Engines, Inc. †(a)	8,400	152,124
First Cash Financial Services, Inc. †	10,600	444,670
First Industrial Realty Trust, Inc. REIT †(a)	31,600	252,800
First Merchants Corp.	5,800	40,890
Fox Chase Bancorp, Inc.	1,000	12,680
GAMCO Investors, Inc., Class A	900	35,451
Gladstone Capital Corp.	7,300	50,078
Gladstone Commercial Corp. REIT	4,400	68,992
Gladstone Investment Corp.	7,200	48,960
Glimcher Realty Trust REIT	26,700	189,036
Global Indemnity PLC (Ireland) †	1,500	25,620
Gramercy Capital Corp. REIT †	14,400	45,216
HFF, Inc., Class A †	9,100	79,534
Home Bancshares, Inc.	4,000	84,880
Infinity Property & Casualty Corp.	1,600	83,968
INTL FCStone, Inc. †	3,500	72,660
Investors Bancorp, Inc. †	12,300	155,349
Ladenburg Thalmann Financial Services, Inc. †(a)	27,200	42,160
Lakeland Financial Corp.	2,700	55,782
Maiden Holdings Ltd. (Bermuda)	8,200	60,598
Main Street Capital Corp.	4,600	81,696

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	10,763,178	10,763,178
	SHARES	VALUE (Note 3)
Financials - 12.8% (continued)
MainSource Financial Group, Inc.	1,200	$10,464
MarketAxess Holdings, Inc.	12,782	332,587
MCG Capital Corp. (a)	11,000	43,560
Mission West Properties, Inc. REIT	1,200	9,108
MVC Capital, Inc.	4,300	45,021
National Penn Bancshares, Inc.	39,800	278,998
NewStar Financial, Inc. †	8,600	80,324
Ocwen Financial Corp. †	24,100	318,361
OneBeacon Insurance Group Ltd., Class A	6,100	83,204
Oritani Financial Corp. (a)	24,900	320,214
Pinnacle Financial Partners, Inc. †	13,400	146,596
Retail Opportunity Investments Corp. REIT	5,000	55,400
Rockville Financial, Inc.	1,800	17,064
Safeguard Scientifics, Inc. †	6,400	96,000
Safety Insurance Group, Inc.	1,900	71,877
Solar Capital Ltd.	8,600	173,118
Southside Bancshares, Inc.	1,200	21,612
Sun Communities, Inc. REIT	8,109	285,356
Tejon Ranch Co. †	3,700	88,319
Territorial Bancorp, Inc.	800	15,320
Texas Capital Bancshares, Inc. †	17,500	399,875
TICC Capital Corp.	6,600	53,922
Triangle Capital Corp.	4,000	60,880
United Financial Bancorp, Inc.	3,900	53,391
ViewPoint Financial Group	7,900	90,455
Virginia Commerce Bancorp, Inc. †	8,700	51,069
Virtus Investment Partners, Inc. †	2,800	150,136
Walter Investment Management Corp.	8,100	185,733
Washington Trust Bancorp, Inc.	800	15,824
WesBanco, Inc.	7,200	124,632
West Coast Bancorp †	6,820	95,480
WisdomTree Investments, Inc. †	13,200	92,664
World Acceptance Corp. †	5,900	330,105
WSFS Financial Corp.	2,000	63,140

		10,763,178

Health Care - 15.1%
Aastrom Biosciences, Inc. †	6,400	14,400
ABIOMED, Inc. †	8,700	95,961
Achillion Pharmaceuticals, Inc. †	17,900	84,488
Affymetrix, Inc. †	17,700	86,730
Air Methods Corp. †	4,400	280,148
Akorn, Inc. †	21,300	166,353
Align Technology, Inc. †(a)	2,100	31,857
Alkermes PLC (Ireland) †	25,800	393,708
Amsurg Corp. †	7,300	164,250
Analogic Corp.	1,200	54,492
Antares Pharma, Inc. †	16,000	37,120
Anthera Pharmaceuticals, Inc. †	2,300	10,971
Apricus Biosciences, Inc. †	3,700	13,283
Ariad Pharmaceuticals, Inc. †	39,400	346,326
Arqule, Inc. †(a)	8,900	44,945
ArthroCare Corp. †	6,900	198,513
athenahealth, Inc. †(a)	600	35,730
AtriCure, Inc. †	4,600	44,804
Atrion Corp.	100	20,739
AVEO Pharmaceuticals, Inc. †	7,600	116,964
AVI BioPharma, Inc. †	25,100	28,112
BioLase Technology, Inc. †(a)	10,972	32,916
BioSante Pharmaceuticals, Inc. †	31,000	70,680
	10,763,178	10,763,178
	SHARES	VALUE (Note 3)
Health Care - 15.1% (continued)
BioScrip, Inc. †	6,000	$38,160
BSD Medical Corp. †	8,200	21,812
Cantel Medical Corp.	1,300	27,456
Capital Senior Living Corp. †	8,900	54,913
Cardiovascular Systems, Inc. †	7,600	86,564
Celsion Corp. †	11,800	29,500
Centene Corp. †	15,800	452,986
Cepheid, Inc. †	1,300	50,479
Chelsea Therapeutics International Ltd. †	10,300	37,595
Columbia Laboratories, Inc. †(a)	24,600	47,970
Computer Programs & Systems, Inc.	3,100	205,065
CONMED Corp. †	4,400	101,244
Corcept Therapeutics, Inc. †	11,700	36,270
Corvel Corp. †	1,600	68,000
Curis, Inc. †	28,400	89,744
Cyberonics, Inc. †	2,200	62,260
Cytori Therapeutics, Inc. †(a)	5,100	15,045
Delcath Systems, Inc. †(a)	3,900	13,026
Depomed, Inc. †(a)	16,400	88,560
Dynavax Technologies Corp. †(a)	35,100	65,286
Echo Therapeutics, Inc. †	3,000	8,730
Emergent Biosolutions, Inc. †	4,000	61,720
Endologix, Inc. †	15,100	151,604
Ensign Group, Inc./The	5,000	115,550
Exact Sciences Corp. †	10,000	66,300
Exelixis, Inc. †	41,400	226,044
Five Star Quality Care, Inc. †	12,400	31,000
Furiex Pharmaceuticals, Inc. †	800	11,384
Genomic Health, Inc. †	6,300	138,474
GTx, Inc. †	7,500	25,125
Hanger Orthopedic Group, Inc. †	9,400	177,566
HealthStream, Inc. †(a)	7,800	100,074
Hi-Tech Pharmacal Co., Inc. †	1,900	63,840
HMS Holdings Corp. †	3,300	80,487
Idenix Pharmaceuticals, Inc. †	19,000	94,810
Immunogen, Inc. †	17,500	191,800
Immunomedics, Inc. †	14,300	45,760
Infinity Pharmaceuticals, Inc. †	1,400	9,870
Inhibitex, Inc. †	26,500	65,190
Insulet Corp. †	13,100	199,906
InterMune, Inc. †	16,700	337,340
Invacare Corp.	4,500	103,680
IPC The Hospitalist Co., Inc. †	4,900	174,881
Ironwood Pharmaceuticals, Inc. †	11,000	118,800
ISTA Pharmaceuticals, Inc. †(a)	11,400	39,330
Lexicon Pharmaceuticals, Inc. †(a)	33,900	31,184
Ligand Pharmaceuticals, Inc., Class B †	3,600	49,248
Luminex Corp. †	8,900	197,313
MAKO Surgical Corp. †	11,000	376,420
Maxygen, Inc.	3,000	16,410
MedCath Corp. †	7,600	105,488
Medicines Co./The †	2,500	37,200
Medidata Solutions, Inc. †	900	14,796
Medivation, Inc. †	10,100	171,498
Merge Healthcare, Inc. †	19,700	119,973
Merit Medical Systems, Inc. †	6,200	81,468
Metropolitan Health Networks, Inc. †	16,200	73,548
MWI Veterinary Supply, Inc. †	3,700	254,634
Myriad Genetics, Inc. †(a)	24,000	449,760
Neogen Corp. †	2,100	72,912

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	12,655,002	12,655,002
	SHARES	VALUE (Note 3)
Health Care - 15.1% (continued)
Neoprobe Corp. †(a)	33,300	$98,568
Neurocrine Biosciences, Inc. †(a)	10,800	64,584
NPS Pharmaceuticals, Inc. †	4,400	28,644
Omnicell, Inc. †	5,400	74,412
Oncothyreon, Inc. †	10,700	63,986
OPKO Health, Inc. †	49,500	214,335
Optimer Pharmaceuticals, Inc. †	1,800	24,912
OraSure Technologies, Inc. †	16,200	128,952
Pain Therapeutics, Inc. †(a)	12,900	61,404
PDL BioPharma, Inc.	35,300	195,915
Pharmacyclics, Inc. †	14,400	170,352
Pharmasset, Inc. †	800	65,896
Progenics Pharmaceuticals, Inc. †	9,900	56,826
Questcor Pharmaceuticals, Inc. †	2,100	57,246
Quidel Corp. †	2,900	47,473
Rockwell Medical Technologies, Inc. †	5,100	41,616
RTI Biologics, Inc. †	8,300	27,307
Sangamo Biosciences, Inc. †	17,600	76,560
SciClone Pharmaceuticals, Inc. †(a)	13,800	52,578
Skilled Healthcare Group, Inc., Class A †(a)	9,300	33,573
Solta Medical, Inc. †(a)	11,100	13,875
SonoSite, Inc. †	1,600	48,544
Spectrum Pharmaceuticals, Inc. †	15,000	114,450
Staar Surgical Co. †(a)	6,700	52,260
Sunrise Senior Living, Inc. †	17,200	79,636
Synergetics USA, Inc. †	2,100	11,319
Team Health Holdings, Inc. †	7,100	116,582
Transcend Services, Inc. †	5,000	112,700
Universal American Corp.	12,600	126,756
Uroplasty, Inc. †	11,000	53,350
US Physical Therapy, Inc.	1,400	25,928
Vical, Inc. †	22,700	56,296
ViroPharma, Inc. †	22,100	399,347
Vivus, Inc. †	21,000	169,470
Volcano Corp. †	14,300	423,709
West Pharmaceutical Services, Inc.	7,000	259,700
Zalicus, Inc. †(a)	29,600	29,026
ZIOPHARM Oncology, Inc. †(a)	21,300	93,933
Zoll Medical Corp. †	6,000	226,440

		12,655,002

Industrials - 15.7%
3D Systems Corp. †(a)	12,800	179,072
AAON, Inc. (a)	2,900	45,675
AAR Corp.	13,600	226,712
Acacia Research - Acacia Technologies †	1,026	36,926
ACCO Brands Corp. †	19,900	94,923
Aceto Corp. (a)	7,400	39,146
Active Power, Inc. †(a)	30,600	39,474
Advisory Board Co./The †	4,100	264,573
Aerovironment, Inc. †	5,200	146,380
Air Transport Services Group, Inc. †	8,500	36,805
Aircastle Ltd.	15,300	145,656
Alamo Group, Inc.	1,800	37,422
Albany International Corp., Class A	6,400	116,800
Alexander & Baldwin, Inc.	4,700	171,691
Amerco, Inc. †	700	43,715
American Railcar Industries, Inc. †	3,600	55,368
Astec Industries, Inc. †	5,000	146,400
Astronics Corp. †(a)	3,900	110,175
	12,655,002	12,655,002
	SHARES	VALUE (Note 3)
Industrials - 15.7% (continued)
Astronics Corp., Class B †	210	$5,785
Barnes Group, Inc.	15,300	294,525
Barrett Business Services, Inc.	1,600	22,304
Beacon Roofing Supply, Inc. †	13,900	222,261
Belden, Inc.	12,600	324,954
Blount International, Inc. †	12,600	168,336
Brink’s Co./The	2,600	60,606
CAI International, Inc. †(a)	2,700	31,644
Capstone Turbine Corp. †	74,900	74,900
Cascade Corp.	3,900	130,221
Casella Waste Systems, Inc., Class A †	7,400	38,924
CBIZ, Inc. †	4,000	26,360
Ceradyne, Inc. †	7,400	198,986
Chart Industries, Inc. †	9,300	392,181
CIRCOR International, Inc.	2,500	73,425
Coleman Cable, Inc. †	5,000	42,300
Colfax Corp. †	9,200	186,392
Consolidated Graphics, Inc. †	1,400	51,142
CoStar Group, Inc. †(a)	1,500	77,955
Covenant Transportation Group, Inc., Class A †	2,600	9,490
CPI Aerostructures, Inc. †	1,800	17,118
CRA International, Inc. †	1,100	22,011
Deluxe Corp.	14,900	277,140
Douglas Dynamics, Inc.	2,200	28,116
DXP Enterprises, Inc. †	3,800	71,554
Dycom Industries, Inc. †	9,700	148,410
Dynamic Materials Corp.	4,600	72,450
EnPro Industries, Inc. †	8,300	246,344
Exponent, Inc. †	4,100	169,453
Flow International Corp. †	11,400	25,194
Franklin Electric Co., Inc.	5,500	199,540
Furmanite Corp. †	10,000	54,100
G&K Services, Inc., Class A	3,800	97,052
GATX Corp.	14,100	436,959
Generac Holdings, Inc. †	8,200	154,242
Global Power Equipment Group, Inc. †	5,300	123,331
Gorman-Rupp Co./The	1,800	44,442
GP Strategies Corp. †	1,200	11,988
Great Lakes Dredge & Dock Corp.	10,200	41,514
H&E Equipment Services, Inc. †	8,500	70,125
Hardinge, Inc.	3,400	28,016
HEICO Corp. (a)	2,550	125,562
Houston Wire & Cable Co.	1,300	14,937
Hudson Highland Group, Inc. †	2,900	9,918
Hurco Cos., Inc. †	3,400	69,020
Huron Consulting Group, Inc. †	5,900	183,667
II-VI, Inc. †	2,300	40,250
Innerworkings, Inc. †(a)	7,100	55,664
Insperity, Inc.	3,100	68,975
Insteel Industries, Inc.	1,700	17,119
Interface, Inc., Class A	3,700	43,882
Kadant, Inc. †(a)	3,700	65,712
Kaman Corp.	9,400	261,790
Kelly Services, Inc., Class A	5,300	60,420
Korn/Ferry International †	1,900	23,161
Lindsay Corp.	3,500	188,300
LMI Aerospace, Inc. †	1,000	17,060
Lydall, Inc. †	6,300	56,070
Macquarie Infrastructure Co. LLC	15,900	356,796
MasTec, Inc. †	2,300	40,503

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	13,186,149	13,186,149
	SHARES	VALUE (Note 3)
Industrials - 15.7% (continued)
McGrath RentCorp.	2,100	$49,959
Metalico, Inc. †(a)	10,700	41,730
Middleby Corp. †	5,900	415,714
Miller Industries, Inc.	4,600	79,810
Mine Safety Appliances Co.	8,000	215,680
Mistras Group, Inc. †	3,700	64,972
Mobile Mini, Inc. †	10,500	172,620
Mueller Industries, Inc.	1,400	54,026
Multi-Color Corp.	4,500	101,655
MYR Group, Inc. †	6,500	114,660
NN, Inc. †	4,800	24,240
Northwest Pipe Co. †	1,400	28,406
Odyssey Marine Exploration, Inc. †(a)	28,600	70,356
On Assignment, Inc. †	11,800	83,426
Park-Ohio Holdings Corp. †	4,800	57,648
PMFG, Inc. †	1,900	29,963
Powell Industries, Inc. †	1,200	37,164
Primoris Services Corp.	6,400	66,944
Quality Distribution, Inc. †	9,400	84,318
Raven Industries, Inc.	6,000	289,200
RBC Bearings, Inc. †	1,700	57,783
Robbins & Myers, Inc.	1,283	44,533
Rush Enterprises, Inc., Class A †	12,400	175,584
Seaspan Corp. (Hong Kong)	15,200	174,192
Standex International Corp.	3,500	108,955
Sun Hydraulics Corp.	9,300	189,534
SYKES Enterprises, Inc. †	10,200	152,490
TAL International Group, Inc.	7,100	177,074
Team, Inc. †	7,300	153,154
Tennant Co.	6,500	229,905
Titan International, Inc.	17,100	256,500
Titan Machinery, Inc. †	5,400	96,660
Trex Co., Inc. †(a)	3,500	56,105
TriMas Corp. †	7,900	117,315
Twin Disc, Inc.	5,100	136,017
Unifirst Corp.	2,700	122,283
United Stationers, Inc.	13,500	367,875
US Ecology, Inc.	1,600	24,752
Valence Technology, Inc. †(a)	9,700	10,088
Xerium Technologies, Inc. †(a)	2,500	26,175
XPO Logistics, Inc. †	2,500	19,175

		13,186,149

Information Technology - 20.0%
Accelrys, Inc. †	10,100	61,206
ACI Worldwide, Inc. †	8,700	239,598
Actuate Corp. †	7,700	42,504
Agilysys, Inc. †	4,700	33,511
Alliance Fiber Optic Products, Inc. †(a)	3,000	21,480
American Software, Inc., Class A	2,300	16,675
Anaren, Inc. †	4,700	90,005
Ancestry.com, Inc. †	8,400	197,400
Aspen Technology, Inc. †	19,400	296,238
ATMI, Inc. †	2,700	42,714
AuthenTec, Inc. †	4,300	14,018
Axcelis Technologies, Inc. †(a)	25,300	30,360
AXT, Inc. †	9,800	49,392
Blackboard, Inc. †	9,200	410,872
Bottomline Technologies, Inc. †	12,400	249,736
Brightpoint, Inc. †	17,800	163,938
BroadSoft, Inc. †(a)	4,900	148,715
Brooks Automation, Inc.	15,600	127,140
	13,186,149	13,186,149
	SHARES	VALUE (Note 3)
Information Technology - 20.0% (continued)
BSQUARE Corp. †	5,900	$26,255
Cabot Microelectronics Corp. †	3,100	106,609
CACI International, Inc., Class A †	9,000	449,460
Callidus Software, Inc. †	12,200	56,242
Cardtronics, Inc. †	10,300	236,076
CEVA, Inc. †	6,700	162,877
CIBER, Inc. †	13,300	40,299
Cognex Corp.	14,000	379,540
Coherent, Inc. †	1,100	47,256
CommVault Systems, Inc. †	10,800	400,248
Computer Task Group, Inc. †	1,000	11,170
CVD Equipment Corp. †	7,200	97,200
Cymer, Inc. †	1,600	59,488
Daktronic, Inc.	8,900	76,362
Datalink Corp. †	5,100	34,680
DDi Corp.	8,200	59,368
DemandTec, Inc. †	5,500	35,970
Dice Holdings, Inc. †	10,400	81,328
Digi International, Inc. †	3,500	38,500
Digimarc Corp. †	2,200	55,836
Diodes, Inc. †(a)	10,200	182,784
Dot Hill Systems Corp. †	19,100	28,841
EasyLink Services International Corp., Class A †	12,500	54,250
Electro Rent Corp.	1,500	20,715
Electro Scientific Industries, Inc. †	6,800	80,852
Electronics for Imaging, Inc. †	12,100	162,987
eMagin Corp. †	6,100	16,043
Emcore Corp. †(a)	29,000	28,710
Entegris, Inc. †	45,200	288,376
ePlus, Inc. †	2,000	49,340
ExlService Holdings, Inc. †	4,200	92,400
FalconStor Software, Inc. †	5,700	16,644
FARO Technologies, Inc. †	4,600	145,130
FEI Co. †	10,300	308,588
Forrester Research, Inc.	3,300	107,283
Gerber Scientific, Inc. †(3)(b)	4,000	–
Globecomm Systems, Inc. †	2,400	32,424
Glu Mobile, Inc. †(a)	14,900	31,439
GSI Group, Inc. †	3,200	24,576
GSI Technology, Inc. †	5,000	24,600
GT Advanced Technologies, Inc. †(a)	54,100	379,782
Heartland Payment Systems, Inc.	9,300	183,396
iGO, Inc. †(a)	14,600	18,688
Immersion Corp. †(a)	9,200	55,016
Insight Enterprises, Inc. †	11,800	178,652
Integrated Silicon Solution, Inc. †	4,000	31,240
Interactive Intelligence Group †	4,500	122,175
Internap Network Services Corp. †	10,100	49,692
International Rectifier Corp. †	1,800	33,516
Ixia †	1,200	9,204
IXYS Corp. †	6,300	68,544
j2 Global Communications, Inc.	13,900	373,910
JDA Software Group, Inc. †	3,100	72,664
Kenexa Corp. †	7,200	112,608
Keynote Systems, Inc.	5,600	118,328
Kulicke & Soffa Industries, Inc. †	20,100	149,946
Lattice Semiconductor Corp. †	29,900	156,975
LeCroy Corp. †	6,100	48,190
Liquidity Services, Inc. †	6,200	198,834
Littelfuse, Inc.	1,400	56,294
LivePerson, Inc. †(a)	13,251	131,847

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Information Technology - 20.0% (continued)
LogMeIn, Inc. †(a)	1,000	$33,210
Magma Design Automation, Inc. †	18,500	84,175
Majesco Entertainment Co. †(a)	13,800	27,600
Manhattan Associates, Inc. †	5,700	188,556
Marchex, Inc., Class B (a)	9,200	78,200
MAXIMUS, Inc.	9,700	338,530
Maxwell Technologies, Inc. †(a)	8,700	160,167
Measurement Specialties, Inc. †	4,800	124,608
Mercury Computer Systems, Inc. †	8,800	101,200
MicroStrategy, Inc., Class A †	2,300	262,361
Mitek Systems, Inc. †(a)	3,800	35,150
MKS Instruments, Inc.	13,700	297,427
Monotype Imaging Holdings, Inc. †	8,800	106,744
MoSys, Inc. †(a)	5,300	19,398
MTS Systems Corp.	4,100	125,624
Nanometrics, Inc. †	5,300	76,850
Netgear, Inc. †	1,267	32,803
Netscout Systems, Inc. †	1,100	12,562
Newport Corp. †	3,800	41,078
NIC, Inc.	16,600	190,070
NVE Corp. †	2,400	145,584
OCZ Technology Group, Inc. †(a)	17,000	82,450
Oplink Communications, Inc. †	3,700	56,018
Opnet Technologies, Inc. (a)	6,200	216,442
Opnext, Inc. †	29,900	37,375
OSI Systems, Inc. †	2,700	90,504
PC Connection, Inc. †	5,400	43,092
PDF Solutions, Inc. †(a)	9,700	39,576
Pegasystems, Inc.	4,400	134,684
PFSweb, Inc. †	7,200	27,216
Photronics, Inc. †	18,900	94,122
Procera Networks, Inc. †	2,600	24,960
PROS Holdings, Inc. †	5,400	69,606
Quantum Corp. †	43,600	78,916
QuickLogic Corp. †	9,200	21,528
Richardson Electronics Ltd.	6,800	92,548
RightNow Technologies, Inc. †	7,200	237,960
Rofin-Sinar Technologies, Inc. †	1,800	34,560
Rogers Corp. †	6,200	242,606
Saba Software, Inc. †(a)	10,200	58,752
Seachange International, Inc. †	4,300	33,110
Semtech Corp. †	3,100	65,410
ShoreTel, Inc. †	8,600	42,828
Silicon Graphics International Corp. †	9,000	107,280
Silicon Image, Inc. †	5,800	34,046
SPS Commerce, Inc. †	1,000	16,290
Stamps.com, Inc.	4,200	85,848
Super Micro Computer, Inc. †	4,200	52,626
support.com, Inc. †	12,700	25,146
Sycamore Networks, Inc.	4,900	88,445
Synchronoss Technologies, Inc. †	7,900	196,789
Take-Two Interactive Software, Inc. †	23,500	298,920
TeleNav, Inc. †	5,200	46,124
TeleTech Holdings, Inc. †	6,700	102,108
TiVo, Inc. †	32,900	307,286
Travelzoo, Inc. †(a)	2,900	63,771
Tyler Technologies, Inc. †(a)	6,100	154,208
Ultimate Software Group, Inc. †	7,100	331,712
Ultratech, Inc. †	6,500	111,475
ValueClick, Inc. †	21,500	334,540
VASCO Data Security International, Inc. †	5,200	26,572
	16,767,375	16,767,375
	SHARES	VALUE (Note 3)
Information Technology - 20.0% (continued)
VirnetX Holding Corp. †(a)	10,600	$158,894
Virtusa Corp. †(a)	5,100	67,320
Vocus, Inc. †(a)	5,000	83,800
Web.com Group, Inc. †	9,000	62,820
Websense, Inc. †	10,300	178,190
Westell Technologies, Inc., Class A †(a)	19,600	42,336
Wright Express Corp. †	10,700	407,028
X-Rite, Inc. †	5,200	19,396
Zix Corp. †	21,200	56,604
Zygo Corp. †	5,700	65,892

		16,767,375

Materials - 5.3%
A.M. Castle & Co. †	2,900	31,726
AMCOL International Corp.	1,200	28,788
American Vanguard Corp.	4,300	47,988
Balchem Corp.	10,100	376,831
Buckeye Technologies, Inc.	13,900	335,129
Clearwater Paper Corp. †	1,800	61,164
Deltic Timber Corp.	700	41,776
Flotek Industries, Inc. †	15,200	70,984
General Moly, Inc. †(a)	4,800	13,920
Georgia Gulf Corp. †	10,600	146,598
Globe Specialty Metals, Inc.	17,200	249,744
Gold Resource Corp. (a)	12,400	206,460
Golden Minerals Co. †	5,900	43,896
Graphic Packaging Holding Co. †	36,300	125,235
Handy & Harman Ltd. †(a)	4,000	40,360
Hawkins, Inc.	2,400	76,416
Haynes International, Inc.	5,100	221,595
Innophos Holdings, Inc.	5,700	227,259
Innospec, Inc. †	6,600	159,786
Kaiser Aluminum Corp.	3,900	172,692
KapStone Paper and Packaging Corp. †	10,900	151,401
Koppers Holdings, Inc.	9,500	243,295
LSB Industries, Inc. †	5,600	160,552
Material Sciences Corp. †	5,800	37,526
Materion Corp. †	900	20,412
Minerals Technologies, Inc.	1,400	68,978
Myers Industries, Inc.	4,000	40,600
Neenah Paper, Inc.	2,800	39,704
Noranda Aluminum Holding Corp. †	7,200	60,120
Paramount Gold and Silver Corp. (Canada) †(a)	28,700	67,732
PH Glatfelter Co.	6,200	81,902
PolyOne Corp.	3,100	33,201
Quaker Chemical Corp.	2,800	72,576
Senomyx, Inc. †	10,700	37,557
Sensient Technologies Corp.	8,300	270,165
Stepan Co.	1,900	127,642
TPC Group, Inc. †	3,700	74,296
UFP Technologies, Inc. †	3,100	44,671
Universal Stainless & Alloy †	2,100	53,382
Vista Gold Corp. †	21,600	72,144
Zoltek Cos., Inc. †	4,900	31,507

		4,467,710

Telecommunication Services - 1.8%
8x8, Inc. †	20,500	83,435
AboveNet, Inc.	9,500	509,200

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	83,319,790	83,319,790
	SHARES	VALUE (Note 3)
Telecommunication Services - 1.8% (continued)
Alaska Communications Systems Group, Inc. (a)	8,600	$56,416
Cincinnati Bell, Inc. †	28,800	88,992
Cogent Communications Group, Inc. †	12,400	166,780
General Communication, Inc.,
Class A †	10,200	83,640
IDT Corp., Class B	5,900	120,360
inContact, Inc. †	2,900	10,005
Neutral Tandem, Inc. †	5,400	52,272
NTELOS Holdings Corp.	6,300	111,699
Premiere Global Services, Inc. †	4,400	28,248
SureWest Communications	1,500	15,705
Towerstream Corp. †	16,500	42,240
Vonage Holdings Corp. †	47,100	122,460

		1,491,452

Utilities - 3.2%
Artesian Resources Corp., Class A	1,300	22,763
Avista Corp.	14,700	350,595
CH Energy Group, Inc.	2,800	146,076
Chesapeake Utilities Corp. (a)	5,100	204,561
Connecticut Water Service, Inc.	500	12,510
El Paso Electric Co.	15,400	494,186
Laclede Group, Inc./The	3,000	116,250
Middlesex Water Co.	2,800	47,796
NorthWestern Corp.	10,200	325,788
PNM Resources, Inc.	20,300	333,529
South Jersey Industries, Inc.	1,500	74,625
Southwest Gas Corp.	2,500	90,425
Unisource Energy Corp.	11,800	425,862
Unitil Corp.	1,100	28,248
York Water Co.	1,900	30,742

		2,703,956

TOTAL COMMON STOCKS (Cost $93,727,954)		83,319,790

WARRANTS - 0.0% (d)

Energy - 0.0% (d)
Magnum Hunter Resources †(3)(b)
(Cost $—)	2,980	–

MONEY MARKET FUNDS - 0.5%
J.P. Morgan Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(c)
(Cost $443,253)	443,253	443,253

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 2.4%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.100% (2)(c)(e)
(Cost $1,982,591)	1,982,591	1,982,591

TOTAL INVESTMENTS - 102.2% (Cost $96,153,798)		85,745,634

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.2%) (f)		(1,825,563)

NET ASSETS - 100.0%		$83,920,071

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $1,857,085; cash collateral of $1,982,591 was received with which the Fund purchased a money market fund.
(b)	Security fair valued at September 30, 2011 using procedures approved by the Board of Trustees.
(c)	Represents annualized seven-day yield as of September 30, 2011.
(d)	Represents less than 0.05 percent of net assets.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes depreciation on futures contracts.

All securities are Level 1, with respect to ASC 820 unless noted otherwise in parentheses.

(2)	Level 2 security (See Note 5).
(3)	Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

Open futures contracts outstanding at September 30, 2011:

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2011	UNREALIZED DEPRECIATION
Long Contracts:
7	E-Mini Russell 2000 Futures	December 16, 2011	$464,125	$449,050	$(15,075)

Cash held as collateral with broker for futures contracts was $59,283 at September 30, 2011.

See notes to Schedule of Investments.

Schedule of Investments	September 30, 2011 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

COMMON STOCKS - 98.2%	SHARES	VALUE (Note 3)
Australia - 8.8%
Alumina Ltd.	35,254	$49,160
Amcor Ltd.	20,072	132,884
Atlas Iron Ltd.	18,245	48,987
Australia & New Zealand Banking Group Ltd.	8,038	149,195
BHP Billiton Ltd.	118,111	3,910,709
Brambles Ltd.	28,216	173,945
Caltex Australia Ltd.	4,085	42,102
Cochlear Ltd. (a)	365	16,180
Commonwealth Bank of Australia	3,193	138,862
Fortescue Metals Group Ltd. (a)	44,703	186,726
Iluka Resources Ltd.	15,870	185,753
Incitec Pivot Ltd.	35,583	110,246
Lynas Corp. Ltd. †	36,790	37,654
Oil Search Ltd.	12,347	66,560
OZ Minerals Ltd.	4,289	38,210
Paladin Energy Ltd. †	12,165	13,960
Ramsay Health Care Ltd.	3,907	71,326
Sonic Healthcare Ltd.	6,491	70,948
Telecom Corp of New Zealand Ltd.	36,210	71,227
Telstra Corp. Ltd.	273,069	813,261
WorleyParsons Ltd.	2,954	73,707

		6,401,602

Austria - 0.2%
Andritz AG	915	74,496
Lenzing AG	606	59,207
Voestalpine AG	574	16,593

		150,296

Belgium - 0.4%
RTL Group SA	547	47,262
Solvay SA	848	79,849
UCB SA	1,683	71,724
Umicore SA	1,609	58,330

		257,165

Canada - 17.7% (1)
Agrium, Inc.	3,700	246,278
Alimentation Couche Tard, Inc., Class B	3,800	106,613
ARC Resources Ltd.	800	17,223
Athabasca Oil Sands Corp. †	7,900	80,817
Bank of Montreal	11,500	643,864
Bank of Nova Scotia	400	20,124
Baytex Energy Corp. (a)	2,300	96,157
BCE, Inc.	18,200	682,392
Bombardier, Inc., Class B	6,300	22,064
Bonavista Energy Corp.	1,300	29,228
Brookfield Asset Management, Inc., Class A	6,900	190,822
Brookfield Office Properties, Inc.	7,200	99,559
Canadian Imperial Bank of Commerce	1,400	98,036
Canadian National Railway Co.	8,200	547,997
Canadian Utilities Ltd., Class A	3,500	207,448
Cenovus Energy, Inc.	18,800	578,945
Centerra Gold, Inc.	4,900	91,229
CGI Group, Inc., Class A †	10,200	191,852
CI Financial Corp.	3,300	65,314
Crescent Point Energy Corp. (a)	6,300	237,174
Detour Gold Corp. †	1,600	41,683

	SHARES	VALUE (Note 3)
Canada - 17.7% (continued)
Domtar Corp.	300	$20,451
Emera, Inc.	2,100	64,750
Enbridge, Inc.	19,600	625,651
Enerplus Corp.	1,900	46,906
European Goldfields Ltd. †	4,600	36,479
Finning International, Inc.	4,900	89,546
First Quantum Minerals Ltd.	13,000	173,060
Franco-Nevada Corp.	3,600	130,238
Gabriel Resources Ltd. †	8,100	44,910
Gildan Activewear, Inc.	3,000	77,870
Goldcorp, Inc.	17,300	793,598
H&R Real Estate Investment Trust REIT	2,100	42,024
HudBay Minerals, Inc.	3,500	32,632
IAMGOLD Corp.	6,900	137,157
IGM Financial, Inc.	2,800	119,011
Industrial Alliance Insurance & Financial Services, Inc.	700	20,681
Inmet Mining Corp.	1,100	46,608
Intact Financial Corp.	1,300	71,370
Ivanhoe Mines Ltd. †	2,900	39,990
Keyera Corp.	1,700	73,652
Lululemon Athletica, Inc. †	3,000	145,892
Lundin Mining Corp. †	20,900	72,798
Magna International, Inc.	800	26,453
MEG Energy Corp. †	3,100	114,664
Methanex Corp.	2,000	41,664
Metro, Inc., Class A	900	39,353
National Bank of Canada	4,000	266,781
New Gold, Inc. †	12,200	125,970
Novagold Resources, Inc. †	4,200	27,295
Onex Corp.	2,400	74,801
Open Text Corp. †	2,300	120,235
Pan American Silver Corp.	1,500	40,409
Pembina Pipeline Corp. (a)	2,000	48,955
Pengrowth Energy Corp.	5,300	47,897
Petrominerales Ltd. (a)	684	13,446
Potash Corp of Saskatchewan, Inc.	19,400	842,351
Precision Drilling Corp. †	5,700	47,486
RioCan Real Estate Investment Trust REIT (a)	5,100	126,539
Rogers Communications, Inc., Class B (a)	2,700	92,422
Saputo, Inc.	5,700	224,541
SEMAFO, Inc. †	6,600	54,480
Silver Wheaton Corp.	8,700	256,874
SNC-Lavalin Group, Inc.	1,800	75,631
Talisman Energy, Inc.	3,300	40,561
TELUS Corp.	7,600	372,421
Tim Hortons, Inc.	3,500	162,692
Toronto-Dominion Bank/The	17,700	1,259,894
TransCanada Corp.	13,200	535,860
Trican Well Service Ltd.	3,000	42,542
Trilogy Energy Corp.	2,600	66,991
Valeant Pharmaceuticals International, Inc.	6,529	243,366
Vermilion Energy, Inc.	1,300	54,635
Viterra, Inc.	5,500	54,113
Yamana Gold, Inc.	15,500	212,702

		12,954,117

Denmark - 0.6%
Coloplast A/S, Class B	365	52,597

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 3)
Denmark - 0.6% (continued)
DSV A/S	2,710	$48,759
Novo Nordisk A/S, Class B	1,260	125,665
Novozymes A/S, Class B	1,039	147,724
William Demant Holding A/S †	450	33,848

		408,593

Finland - 0.6%
Fortum OYJ	2,058	48,443
Kesko OYJ B Shares	1,282	39,443
Kone OYJ, Class B	6,033	286,948
Nokian Renkaat OYJ	1,747	52,302
Sampo OYJ, Class A	587	14,744

		441,880

France - 8.1%
Accor SA	537	14,299
Bureau Veritas SA	591	42,484
Christian Dior SA	551	61,691
Cie Generale de Geophysique - Veritas †	2,582	45,478
Cie Generale d’Optique Essilor International SA	3,545	254,931
Compagnie de Saint-Gobain	10,558	402,802
Credit Agricole SA	17,482	120,229
Danone	11,548	709,894
Dassault Systemes SA	716	50,560
Edenred	3,620	86,239
European Aeronautic Defence and Space Co NV	16,497	463,712
Eutelsat Communications SA	1,154	46,359
Fonciere Des Regions REIT	210	14,649
Hermes International	842	252,120
JCDecaux SA †	1,456	36,136
LVMH Moet Hennessy Louis Vuitton SA	5,899	778,670
Pernod-Ricard SA	405	31,709
Publicis Groupe SA	617	25,751
Rexel SA	4,367	65,114
Safran SA	5,020	153,567
Sanofi	22,854	1,503,263
Schneider Electric SA	1,199	64,165
SCOR SE	2,421	52,224
SEB SA (a)	592	47,662
Sodexo	908	59,789
Technip SA	1,542	123,540
Unibail-Rodamco SE REIT	2,103	375,253

		5,882,290

Germany - 5.2%
Adidas AG	4,232	257,542
BASF SE	19,987	1,218,516
Bayerische Motoren Werke AG	7,578	500,612
Deutsche Lufthansa AG	1,106	14,338
Fresenius Medical Care AG & Co. KGaA	707	47,962
Fresenius SE & Co. KGaA	2,724	242,128
GEA Group AG	2,796	65,266
Generali Deutschland Holding AG	159	11,075
Infineon Technologies AG	20,153	148,701
K+S AG	2,667	139,615
Kabel Deutschland Holding AG †	2,893	155,108
Lanxess AG	1,642	78,767
Linde AG	3,763	503,540

	SHARES	VALUE (Note 3)
Germany - 5.2% (continued)
MAN SE	1,933	$244,109
Merck KGaA	946	77,486
QIAGEN NV †	1,612	22,389
Suedzucker AG	2,234	63,471
Wacker Chemie AG (a)	216	19,176

		3,809,801

Hong Kong - 3.1%
AAC Technologies Holdings, Inc.	10,000	21,444
ASM Pacific Technology Ltd.	3,000	29,284
Bank of East Asia Ltd. (a)	5,400	16,585
BOC Hong Kong Holdings Ltd.	6,000	12,686
Cheung Kong Holdings Ltd.	1,000	10,841
Cheung Kong Infrastructure Holdings Ltd.	16,000	93,214
China Metal Recycling Holdings Ltd.	56,400	48,427
CLP Holdings Ltd.	26,000	234,239
Dairy Farm International Holdings Ltd.	6,300	53,604
Galaxy Entertainment Group Ltd. †	50,000	72,643
Great Wall Motor Co., Ltd.	250	285
Hang Seng Bank Ltd. (a)	2,800	32,801
Hongkong & Shanghai Hotels/The	8,000	10,912
Hongkong Land Holdings Ltd.	16,000	70,889
Hutchison Whampoa Ltd.	2,000	14,801
Hysan Development Co. Ltd.	8,000	24,237
Jardine Matheson Holdings Ltd.	9,600	436,351
Jardine Strategic Holdings Ltd.	7,000	183,252
Lifestyle International Holdings Ltd.	13,500	34,249
Link REIT/The REIT (a)	37,500	118,478
NWS Holdings Ltd.	33,000	43,664
Power Assets Holdings Ltd.	21,500	164,495
Sands China Ltd. †	73,600	172,200
Shangri-La Asia Ltd.	24,000	45,886
SJM Holdings Ltd.	38,000	67,130
Stella International Holdings Ltd.	7,500	16,758
Swire Pacific Ltd., Class A	1,500	15,412
VTech Holdings Ltd. (a)	2,000	18,558
Wharf Holdings Ltd.	4,000	19,735
Wheelock & Co. Ltd.	16,000	47,340
Wing Hang Bank Ltd.	4,500	36,320
Wynn Macau Ltd.	26,800	63,377

		2,230,097

Israel - 0.1%
Bezeq The Israeli Telecommunication Corp. Ltd.	22,496	42,093
Israel Chemicals Ltd.	900	10,250
Israel Corp. Ltd./The	62	39,700

		92,043

Italy - 0.6%
Mediobanca SpA	12,085	94,876
Saipem SpA	4,327	151,866
Snam Rete Gas SpA	22,123	102,133
Tenaris SA	1,525	19,210
Terna Rete Elettrica Nazionale SpA	16,361	60,671

		428,756

Japan - 14.1%
ABC-Mart, Inc.	700	26,908
Aeon Co., Ltd.	8,300	112,271
Ajinomoto Co., Inc.	12,000	141,755
Alps Electric Co., Ltd.	7,400	56,688
Aozora Bank Ltd.	30,000	69,072

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 3)
Japan - 14.1% (continued)
Asahi Glass Co., Ltd.	7,000	$68,343
Asahi Kasei Corp.	26,000	155,822
Asics Corp.	5,100	69,637
Bridgestone Corp.	9,600	217,821
Credit Saison Co., Ltd.	3,800	73,267
Dainippon Screen Manufacturing Co. Ltd.	7,000	42,793
Daito Trust Construction Co. Ltd.	2,800	256,702
Daiwa House Industry Co., Ltd.	9,000	115,239
Dena Co., Ltd.	3,200	134,053
Dentsu, Inc.	3,400	107,721
Don Quijote Co., Ltd.	2,100	74,971
Eisai Co., Ltd.	4,800	193,673
FANUC Corp.	4,400	606,082
Fast Retailing Co., Ltd.	1,100	197,007
Fuji Electric Co., Ltd.	17,000	44,007
Fuji Heavy Industries Ltd.	15,000	88,073
Gree, Inc.	2,400	73,194
Hino Motors Ltd.	4,000	23,799
Hitachi Ltd.	106,660	529,467
Idemitsu Kosan Co., Ltd.	500	44,791
IHI Corp.	27,000	59,525
Inpex Corp.	38	233,362
Isuzu Motors Ltd.	24,000	103,108
ITOCHU Corp.	23,600	225,518
Japan Retail Fund Investment Corp. REIT	33	53,058
Japan Tobacco, Inc.	72	336,784
JGC Corp.	4,000	97,817
JS Group Corp.	6,700	187,565
JX Holdings, Inc.	15,100	84,752
KDDI Corp.	60	413,062
Keyence Corp.	700	191,558
Kobe Steel Ltd.	8,000	13,354
Komatsu Ltd.	6,200	133,672
Konami Corp.	2,000	67,144
K’s Holdings Corp.	1,800	70,632
Lawson, Inc.	1,700	96,229
Makita Corp.	1,700	60,508
McDonald's Holdings Co., Japan Ltd.	1,000	26,671
Miraca Holdings, Inc.	1,700	74,721
Mitsubishi Chemical Holdings Corp.	29,500	200,062
Mitsubishi Electric Corp.	16,000	141,726
Mitsubishi Heavy Industries, Ltd.	40,000	168,704
Mitsubishi Materials Corp.	19,000	46,266
Mitsui & Co., Ltd.	17,300	250,595
Murata Manufacturing Co. Ltd.	3,100	168,312
Namco Bandai Holdings, Inc.	6,900	93,453
NGK Spark Plug Co., Ltd.	2,000	27,181
NHK Spring Co., Ltd.	4,000	35,343
Nikon Corp.	4,800	113,227
Nippon Building Fund, Inc. REIT	8	82,818
Nissan Motor Co., Ltd.	8,100	71,669
Nitori Holdings Co., Ltd.	750	75,495
Nitto Denko Corp.	2,600	102,327
NOK Corp.	1,200	21,710
OJI Paper Co., Ltd.	15,000	82,272
Omron Corp.	1,500	29,458
Ono Pharmaceutical Co. Ltd.	2,500	149,161
Oriental Land Co., Ltd.	600	64,015
ORIX Corp.	2,030	159,330
Rakuten Inc	101	117,670

	SHARES	VALUE (Note 3)
Japan - 14.1% (continued)
Rinnai Corp.	900	$75,137
Sanrio Co. Ltd.	2,600	121,822
Sega Sammy Holdings, Inc.	3,200	74,658
Sekisui Chemical Co., Ltd.	10,000	84,073
SMC Corp.	1,100	160,778
Softbank Corp.	4,900	143,374
Start Today Co. Ltd.	3,600	78,004
Sumitomo Realty & Development Co. Ltd.	3,000	57,669
Sysmex Corp.	800	28,783
Taisei Corp.	28,000	77,084
THK Co., Ltd.	1,800	29,953
Toray Industries, Inc.	34,000	238,107
Toyo Suisan Kaisha Ltd.	3,000	82,275
Ube Industries Ltd.	25,000	83,081
Unicharm Corp. (a)	3,400	163,076
Universal Entertainment Corp.	1,300	38,880
USS Co., Ltd.	400	34,011
West Japan Railway Co.	3,700	158,604
Yamada Denki Co., Ltd.	1,270	88,328
Yamato Holdings Co., Ltd.	9,900	180,490
Yamazaki Baking Co., Ltd.	5,000	75,822

		10,326,999

Netherlands - 6.0%
ASML Holding NV	6,895	238,418
HAL Trust	326	35,525
Koninklijke DSM NV	1,137	49,435
Koninklijke Vopak NV	762	36,419
Royal Dutch Shell PLC, Class A	131,004	4,039,802

		4,399,599

Norway - 1.4%
Aker Solutions ASA	2,917	27,943
Kvaerner ASA †	2,917	3,861
Seadrill Ltd.	5,490	151,613
Statoil ASA	21,497	461,280
Subsea 7 SA †	5,019	95,341
Telenor ASA	4,856	74,895
Yara International ASA	5,241	199,948

		1,014,881

Portugal - 0.3%
Galp Energia SGPS SA, Class B	4,497	82,124
Jeronimo Martins SGPS SA	6,068	94,761
Portugal Telecom SGPS SA	7,413	54,463

		231,348

Singapore - 1.6%
Fraser and Neave Ltd.	11,000	48,285
Jardine Cycle & Carriage Ltd.	2,000	63,552
Keppel Corp. Ltd.	35,000	205,249
Noble Group Ltd.	19,363	19,318
Oversea-Chinese Banking Corp. Ltd.	3,000	18,490
SembCorp Industries Ltd.	13,000	33,554
SembCorp Marine Ltd. (a)	17,000	41,625
SIA Engineering Co. Ltd.	10,000	28,909
Singapore Technologies Engineering Ltd.	16,000	34,059
Singapore Telecommunications Ltd.	285,000	687,001

		1,180,042

Spain - 1.1%
CaixaBank	13,314	58,331

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 3)
Spain - 1.1% (continued)
Ferrovial SA (a)	5,196	$59,233
Inditex SA	571	48,744
Red Electrica Corp SA	2,354	107,269
Repsol YPF SA	21,184	559,232

		832,809

Sweden - 1.6%
Alfa Laval AB	6,815	107,285
Assa Abloy AB, Class B	2,745	56,477
Atlas Copco AB, A Shares	26,866	475,542
Elekta AB, Class B	1,681	63,238
Industrivarden AB, Class C	4,099	42,919
Kinnevik Investment AB, Class B	2,074	38,376
Ratos AB, Class B	3,030	34,785
Scania AB, B Shares	2,266	32,375
SKF AB, Class B	4,074	76,763
Swedish Match AB	4,571	150,849
Tele2 AB, B Shares	3,216	58,250

		1,136,859

Switzerland - 4.5%
Adecco SA †	324	12,770
Compagnie Financiere Richemont SA, Class A	1,247	55,548
Geberit AG †	236	43,575
Givaudan SA †	44	34,315
Kuehne & Nagel International AG	682	76,543
Nestle SA	651	35,839
Roche Holding AG	15,428	2,491,809
Swatch Group AG/The	158	51,986
Syngenta AG †	1,989	516,878

		3,319,263

United Kingdom - 22.2%
Aberdeen Asset Management PLC	22,247	59,573
Admiral Group PLC	1,876	36,801
Aggreko PLC	7,624	191,851
AMEC PLC	4,568	57,638
Anglo American PLC	409	14,074
Antofagasta PLC	7,201	102,820
ARM Holdings PLC	32,854	280,956
BG Group PLC	78,853	1,509,138
BP PLC	3,047	18,269
British American Tobacco PLC	45,293	1,912,511
British Land Co. PLC REIT	24,809	182,740
BT Group PLC	156,009	418,155
Burberry Group PLC	10,227	185,715
Centrica PLC	24,795	114,295
Compass Group PLC	31,671	255,509
CRH PLC	13,354	207,674
Croda International PLC	3,164	80,712
Diageo PLC	48,421	923,225
Experian PLC	10,667	119,744
Fresnillo PLC	3,844	93,975
GKN PLC	44,594	121,083
GlaxoSmithKline PLC	99,150	2,045,968
Hammerson PLC REIT	10,324	60,442
ICAP PLC	7,693	49,036
IMI PLC	4,267	46,836
Imperial Tobacco Group PLC	15,285	515,832
Intercontinental Hotels Group PLC	1,254	20,334
International Power PLC	27,719	131,584
Intertek Group PLC	2,171	62,439
J Sainsbury PLC	11,912	50,722

	SHARES	VALUE (Note 3)
United Kingdom - 22.2% (continued)
Johnson Matthey PLC	1,204	$29,532
Kingfisher PLC	23,274	89,370
Land Securities Group PLC REIT	20,209	200,849
Legal & General Group PLC	9,492	14,177
Man Group PLC	13,963	36,119
Mondi PLC	7,018	51,291
National Grid PLC	66,060	654,787
Next PLC	1,815	71,157
Pearson PLC	15,946	281,273
Petrofac Ltd.	2,329	43,080
Resolution Ltd.	18,139	69,506
Rexam PLC	12,637	60,768
Rolls-Royce Holdings PLC †	10,014	92,056
SABMiller PLC	15,631	510,024
Sage Group PLC/The	14,253	56,528
Schroders PLC	3,290	65,216
Scottish & Southern Energy PLC	20,596	413,303
Severn Trent PLC	3,568	85,249
Shire PLC	13,917	433,996
Smith & Nephew PLC	13,747	123,660
Smiths Group PLC	5,485	84,647
Standard Life PLC	11,710	36,239
Tate & Lyle PLC	7,462	72,355
Tullow Oil PLC	1,320	26,696
United Utilities Group PLC	5,125	49,608
Vodafone Group PLC	982,884	2,533,168
Weir Group PLC/The	6,929	165,549

		16,219,854

TOTAL COMMON STOCKS (Cost $76,247,743)		71,718,294

PREFERRED STOCKS - 0.1%

Germany - 0.0% (b)
Henkel AG & Co. KGaA	322	17,122

Switzerland - 0.1%
Schindler Holding AG	631	66,888

TOTAL PREFERRED STOCKS (Cost $71,470)		84,010

EXCHANGE-TRADED FUNDS - 1.1%
iShares MSCI EAFE Index Fund
(Cost $850,249)	17,271	824,690

MONEY MARKET FUNDS - 0.2%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.100% (c)(d)	976	976
J.P. Morgan Treasury Plus Money Market Fund - Institutional Shares, 0.000% (c)	180,219	180,219

TOTAL MONEY MARKET FUNDS (Cost $181,195)		181,195

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 1.2%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.100% (c)(e)
(Cost $885,183)	885,183	885,183

TOTAL INVESTMENTS - 100.8% (Cost $78,235,840)		73,693,372

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8%) (f)		(610,607)

NET ASSETS - 100.0%		$73,082,765

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2011 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $833,641; cash collateral of $885,183 was received with which the Fund purchased a money market fund.
(b)	Represents less than 0.05 percent of net assets.
(c)	Represents annualized seven-day yield as of September 30, 2011.
(d)	A portion of the security is pledged as collateral to the brokers for forward foreign exchange contracts.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes appreciation (depreciation) on forward foreign currency exchange contracts.

All securities are Level 2, with respect to ASC 820, unless noted otherwise in parentheses.

(1)	Level 1 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$6,673,149	9.1%
Consumer Staples	6,614,190	9.0
Energy	10,774,136	14.7
Financials	6,381,527	8.7
Health Care	8,438,824	11.6
Industrials	8,492,015	11.6
Information Technology	2,449,201	3.4
Materials	12,991,589	17.8
Mutual Fund	824,690	1.1
Telecommunication Services	6,456,184	8.8
Utilities	2,531,489	3.5
Money Market Funds	1,066,378	1.5

Total Investments	73,693,372	100.8
Liabilities in Excess of Other Assets (f)	(610,607)	(0.8)

Net Assets	$73,082,765	100.0%

Forward foreign currency exchange contracts outstanding as of September 30, 2011:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
British Pound, Expiring 12/21/11	The Royal Bank of Scotland	GBP	187,687	$299,286	$292,465	($6,821)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
British Pound, Expiring 12/21/11	The Royal Bank of Scotland	GBP	(187,687)	($296,057)	($292,465)	$3,592

				$3,229	$—	($3,229)

Money Market Fund is pledged as collateral to the broker for forward foreign currency exchange contracts in the amount of $976.

GBP - British Pound

See notes to Schedule of Investments.	(Continued)

AQR Funds

Notes to Schedule of Investments

September 30, 2011 (Unaudited)

1. Organization

AQR Funds (the “Trust”), organized as a Delaware statutory trust on September 4, 2008, is an open-end management investment company, under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2011, the Trust consists of nine active series (collectively, the “Funds” and each individually a “Fund”): AQR Global Equity Fund, AQR International Equity Fund, AQR Diversified Arbitrage Fund, AQR Managed Futures Strategy Fund, AQR Risk Parity Fund, AQR Multi-Strategy Alternative Fund, AQR Momentum Fund, AQR Small Cap Momentum Fund and AQR International Momentum Fund. AQR Capital Management, LLC (“the Adviser”) serves as the investment adviser of each Fund. The Adviser has retained CNH Partners, LLC (“the Sub-Adviser”), an affiliate of the Adviser, to serve as an investment sub-adviser to the AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund.

The investment objective of the AQR Global Equity Fund is long-term capital appreciation. The principal investment strategies of the AQR Global Equity Fund include seeking to outperform the MSCI World Total Return Index (the “Global Equity Benchmark”) while seeking to control its tracking error relative to this benchmark. The Global Equity Benchmark is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, including the United States and Canada. The AQR Global Equity Fund commenced operations on December 31, 2009. The Fund offers Class I, Class N and Class Y shares.

The investment objective of the AQR International Equity Fund is long-term capital appreciation. The principal investment strategies of the AQR International Equity Fund include seeking to outperform the MSCI EAFE Total Return Index (the “International Equity Benchmark”) while seeking to control its tracking error relative to this benchmark. The International Equity Benchmark is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, excluding the United States and Canada. The AQR International Equity Fund Class Y shares commenced operations on August 28, 2009. Class I and Class N shares commenced operations on September 30, 2009.

The investment objective of the AQR Diversified Arbitrage Fund is long-term absolute returns. The principal investment strategies of the AQR Diversified Arbitrage Fund include seeking to outperform the Merrill Lynch 3-Month Treasury Bill Index (the “Absolute Return Benchmark”) using arbitrage and alternative investment strategies such as merger arbitrage, convertible arbitrage, other forms of arbitrage (including, but not limited to, when-issued trading arbitrage, stub-trading arbitrage and dual-class arbitrage) and other types of non-arbitrage alternative investment strategies. The AQR Diversified Arbitrage Fund commenced operations on January 15, 2009. The Fund offers Class I and Class N shares.

The investment objective of the AQR Managed Futures Strategy Fund is to seek long-term absolute returns. The Fund invests primarily in a portfolio of futures contracts and futures-related instruments. The Fund’s universe of investments includes more than 100 global developed and emerging market exchange-traded futures, futures related instruments and forward contracts across four major asset classes (commodities, currencies, fixed income and equities); however this universe of investments is subject to change under varying market conditions as these instruments evolve over time. The AQR Managed Futures Strategy Fund commenced operations on January 6, 2010. The Fund offers Class I and Class N shares.

The investment objective of the AQR Risk Parity Fund is to seek total return. Total return consists of capital appreciation and income. The Fund pursues its investment objective by allocating assets among major liquid asset classes (including global developed and emerging market equities, global nominal and inflation-linked government bonds, emerging market bonds, mortgage-backed securities, corporate and sovereign debt, the credit spreads of mortgage-backed securities and corporate and sovereign debt, developed and emerging market currencies, and commodities). The AQR Risk Parity Fund commenced operations on September 30, 2010. The Fund offers Class I and Class N shares.

The investment objective of the AQR Multi-Strategy Alternative Fund is to seek positive absolute returns. A “positive absolute return” seeks to earn a positive total return over a reasonable period of time regardless of market conditions or general market direction. However, while seeking to generate positive performance over a multi-year period of time, the Fund may have positive or negative returns over shorter time periods. The Fund invests globally (including in emerging markets) in a broad range of instruments, including, but not limited to, equities, bonds, currencies,

AQR Funds

Notes to Schedule of Investments

September 30, 2011 (Unaudited)

commodities, credit derivatives, convertible securities, futures, forwards, options and swaps. The AQR Multi-Strategy Alternative Fund commenced operations on July 18, 2011. The Fund offers Class I and Class N shares.

The investment objective of the AQR Momentum Fund is to seek long-term capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, and depository receipts) of large and mid-sized companies traded on a principal U.S. exchange or over-the-counter market that the Adviser determines to have positive momentum. The Adviser considers a security to have positive momentum primarily if it has a return over the prior twelve months, that ranks in the top third of its relevant universe at the time of purchase. The AQR Momentum Fund commenced operations on July 9, 2009. The Fund offers Class L shares.

The investment objective of the AQR Small Cap Momentum Fund is to seek long-term capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures and depository receipts) of small cap companies traded on a principal U.S. exchange or over-the-counter market that the Adviser determines to have positive momentum. The Adviser considers a security to have positive momentum primarily if it has a return over the prior twelve months, that ranks in the top third of its relevant universe at the time of purchase. The AQR Small Cap Momentum Fund commenced operations on July 9, 2009. The Fund offers Class L shares.

The investment objective of the AQR International Momentum Fund is to seek long-term capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures and depositary receipts) of non-U.S. companies that the Adviser determines to have positive momentum. The Adviser considers a security to have positive momentum primarily if it has a return over the prior twelve months, that ranks in the top third of its relevant universe at the time of purchase. The AQR International Momentum Fund commenced operations on July 9, 2009. The Fund offers Class L shares.

2. Consolidation of Subsidiary — AQR Managed Futures Strategy Offshore Fund Ltd., AQR Risk Parity Offshore Fund, Ltd. and AQR Multi-Strategy Alternative Offshore Fund, Ltd.

The consolidated Schedules of Investments of the AQR Managed Futures Strategy Fund, AQR Risk Parity Fund and AQR Multi-Strategy Alternative Fund include the accounts of AQR Managed Futures Strategy Offshore Fund Ltd., AQR Risk Parity Offshore Fund Ltd., and AQR Multi-Strategy Alternative Offshore Fund Ltd., respectively, wholly-owned and controlled subsidiaries (the “Subsidiaries”). All inter-company accounts and transactions have been eliminated in consolidation for the Funds.

AQR Managed Futures Strategy Fund, AQR Risk Parity Fund and AQR Multi-Strategy Alternative Fund may each invest up to 25% of their total assets in its respective Subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

A summary of the Funds’ investments in the Subsidiaries are as follows:

	INCEPTION DATE OF SUBSIDIARY	SUBSIDIARY NET ASSETS AT SEPTEMBER 30, 2011	% OF TOTAL NET ASSETS AT SEPTEMBER 30, 2011

AQR Managed Futures Strategy Offshore Fund Ltd.	January 6, 2010	$336,199,587	23.2%
AQR Risk Parity Offshore Fund Ltd.	September 30, 2010	52,710,578	19.7%
AQR Multi-Strategy Alternative Offshore Fund, Ltd.	July 18, 2011	14,097,838	9.9%

AQR Funds

Notes to Schedule of Investments

September 30, 2011 (Unaudited)

3. Significant Accounting Policies

The following summarizes the significant accounting policies of the Funds:

Use of Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

Securities Valuation: Each Fund’s portfolio securities are valued as of the close of business of the regular session of trading on the NYSE (normally 4:00 p.m. Eastern time). Equity securities, including securities sold short, are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades. In accordance with procedures adopted by the Board of Trustees, the Funds apply fair value pricing to international securities on a daily basis utilizing the quotations of an independent pricing service, unless the Adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Funds calculate their net asset value. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise at the last quoted bid price (in the case of short sales, at the ask price). Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. The Funds value debt securities maturing less than 61 days from the date of purchase at amortized cost, which approximates market value. The value of futures contracts purchased and sold by the Funds is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current settlement prices. Futures and options contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. Prices of futures contracts are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation. Investments in open-end investment companies are valued at such investment company’s current day closing net asset value per share. Exchange-Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price. Equity, total return and commodity swap contracts are valued at fair value, based on the price of the underlying referenced instrument. Credit default swaps are valued daily primarily using independent pricing services or market makers. Interest rate swap contracts are valued at fair value as determined by an independent pricing service based on various valuation models which consider the terms of underlying contracts and market data inputs received from third parties.

The Funds may use pricing services to obtain readily available market quotations. Where market quotations are not readily available, or if an available market quotation is determined not to be reliable, a security will be valued based on its fair value as determined in accordance with the valuation procedures approved by the Funds’ Board of Trustees. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets.

Convertible Securities: The Funds invest in preferred stocks and fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. Traditionally, convertible securities have paid dividends or interest greater than on the related common stocks, but less than fixed income non-convertible securities. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if it had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge certain of their investments in convertible debt securities by selling short the issuer’s common stock.

Short Sales: The AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund sell securities they do not own as a hedge against some of there long positions and/or in anticipation of a decline in the market value of that security (short sale). When the Funds make a short sale, they must borrow the security sold short and deliver it to the

AQR Funds

Notes to Schedule of Investments

September 30, 2011 (Unaudited)

broker-dealer through which it made the short sale. The Funds may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Funds are also subject to the risk that they may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

The Funds are required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with broker for collateral for securities sold short and securities segregated as collateral are denoted in the Schedule of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.

Futures Contracts: The Funds invest in futures contracts (“futures”) The Funds, excluding AQR Managed Futures Strategy Fund and AQR Risk Parity Fund, invest in futures in order to hedge their investments or equitize their cash flows against fluctuations in value caused by changes in prevailing interest rates or market conditions. The AQR Managed Futures Strategy Fund and AQR Risk Parity Fund invest in futures as part of their primary investment strategy. Investments in futures may increase exposure to a particular market. No monies are paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as ‘marking-to-the-market.’ Once a final determination of variation margin is made, additional cash is required to be paid by or released to a Fund, and a Fund will realize a loss or gain. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Currency Contracts: The Funds buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Equity (including total return and commodity) Swap Contracts: The Funds invest in equity swaps to obtain exposure to the underlying referenced instrument, obtain leverage or enjoy the returns from ownership without actually owning the underlying position. Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are marked to market daily based on the value of the underlying security and the change, if any, is recorded as an unrealized gain or loss. Equity swaps normally do not involve the delivery of securities or other underlying assets. If the other party to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. Equity swaps are derivatives and their value can be very volatile. To the extent that the Adviser or Sub-Adviser, as applicable, do not accurately analyze and predict future market trends, the values of assets or economic factors, a Fund may suffer a loss. Periodic payments received or paid by the Funds are recorded as realized gains or losses. Equity swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

AQR Funds

Notes to Schedule of Investments

September 30, 2011 (Unaudited)

Credit Default Swap Contracts: Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by a Fund, as the protection seller, is recorded as a liability on the Fund’s books. An upfront payment made by a Fund, as the protection buyer, is recorded as an asset on the Fund’s books. Periodic payments received or paid by a Fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, a Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, a Fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Funds’ risk of loss associated with these instruments may exceed their value. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.

The credit default swaps in which the AQR Risk Parity Fund is providing protection at September 30, 2011 are summarized as follows:

	MAXIMUM PAYOUT/NOTIONAL AMOUNT BY PERIOD OF EXPIRATION ($ IN THOUSANDS)
CREDIT SPREAD ON UNDERLYING (BASIS POINTS)	0- 5 YEARS USD	0- 5 YEARS EUR	35- 40 YEARS USD	WRITTEN CREDIT DERIVATIVES AT FAIR VALUE

0-250	39,625	28,300	—	$(3,281,195)
251-500	43,675	—	2,625	(4,556,309)

Total	83,300	28,300	2,625	$(7,837,504)

The credit default swaps in which the AQR Multi-Strategy Alternative Fund is providing protection at September 30, 2011 are summarized as follows:

	MAXIMUM PAYOUT/NOTIONAL AMOUNT BY PERIOD OF EXPIRATION ($ IN THOUSANDS)
CREDIT SPREAD ON UNDERLYING (BASIS POINTS)	0- 5 YEARS USD	WRITTEN CREDIT DERIVATIVES AT FAIR VALUE

251-500	1,350	$(161,963)

Total	1,350	$(161,963)

AQR Funds

Notes to Schedule of Investments

September 30, 2011 (Unaudited)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Interest Rate Swaps: The AQR Risk Parity Fund enters into interest rate swaps as part of its investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Periodic payments received or paid by the Fund are recorded as realized gains and losses. Interest rate swaps are marked to market daily based on quotations as provided by an independent pricing service and the change is recorded as unrealized gain or loss. The Fund’s risk of loss associated with these instruments may exceed their value. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after the Fund’s Schedule of Investments.

High Yield Securities: Certain Funds may invest in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. These instruments involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

Master Agreements: The Funds are a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to a Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Fund’s Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact a Fund’s future derivative activity.

Options: The Funds are authorized to write and purchase put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires, the Fund realizes a gain or loss on the option to the extent of the premiums received or paid. When a Fund enters into a closing transaction, the Fund realizes a gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received. Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

AQR Funds

Notes to Schedule of Investments

September 30, 2011 (Unaudited)

Transactions in call and put options written during the period ended September 30, 2011 for the AQR Diversified Arbitrage Fund, were as follows:

	CALL OPTIONS		PUT OPTIONS
	SHARES SUBJECT TO CALL	PREMIUM	SHARES SUBJECT TO PUT	PREMIUM

Options outstanding, December 31, 2010	(6,130)	$(1,113,694)	—	$—
Options written	(48,874)	(7,704,510)	(8,979)	(105,860)
Options expired	36,933	4,397,443	8,583	86,456
Options exercised	16,519	4,004,879	396	19,404
Options outstanding, September 30, 2011	(1,552)	$(415,882)	—	$—

Securities Lending: The Trust (excluding the AQR Managed Futures Strategy Fund and AQR Risk Parity Fund) may lend securities to brokers approved by the Adviser in order to generate additional income. Securities loaned are collateralized by cash, which is invested in various JPMorgan Money Market Funds. Upon termination of a loan, the Funds are required to return to the borrower the posted cash collateral. Loans are subject to termination by the Funds or the borrower at any time. Securities lending income is comprised of income earned on cash collateral investments (“Collateral Investments”), net of a rebate received from or paid to borrowers for use of cash collateral and lending agent fees.

The Funds bear the risk of loss associated with the Collateral Investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the Collateral Investments decline below the amount owed to a borrower, a Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, a Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the Collateral Investments to fund the payment of this liability.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all.

4. Federal Income Tax Matters

At September 30, 2011, the cost of long security positions and aggregate gross unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)

AQR Global Equity Fund	$372,737,928	$24,515,630	$(36,681,817)	$(12,166,187)
AQR International Equity Fund	455,367,792	21,786,983	(57,490,128)	(35,703,145)
AQR Diversified Arbitrage Fund	1,527,053,104	226,145,491	(237,938,136)	(11,792,645)
AQR Managed Futures Strategy Fund	1,217,748,677	—	—	—
AQR Risk Parity Fund	263,572,165	984,864	(1,309,864)	(325,000)
AQR Multi-Strategy Alternative Fund	25,060,718	3,582,369	(4,049,861)	(467,492)
AQR Momentum Fund	265,192,334	4,909,524	(23,624,292)	(18,714,768)
AQR Small Cap Momentum Fund	96,171,916	2,088,569	(12,514,851)	(10,426,282)
AQR International Momentum Fund	78,390,503	1,499,390	(6,196,521)	(4,697,131)

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals.

AQR Funds

Notes to Schedule of Investments

September 30, 2011 (Unaudited)

5. Fair Value Measurements

The Funds utilize various inputs in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Valuation methodology and inputs

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Funds to measure fair value during the period ended September 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with GAAP.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed income instruments are valued at estimated fair value based on quotations from counterparties and other market participants, as well as pricing models using quoted inputs as provided by an independent pricing service. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include less liquid corporate debt securities, illiquid warrants and illiquid securities. When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, and changes in financial ratios or cash flows. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

The Funds invest in derivative instruments. Derivative instruments can be exchange traded or privately negotiated over-the-counter (“OTC”). Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are

AQR Funds

Notes to Schedule of Investments

September 30, 2011 (Unaudited)

valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market. OTC derivatives, including forwards, credit default swaps, total return swaps, and interest rate swaps, are valued by the Fund using observable inputs, such as quotations received from the counterparty, dealers or brokers, whenever available and considered reliable. Generally, a valuation model is used consistently for similar derivative types and model inputs, including, but not limited to, market prices, yield curves, credit spreads, volatilities and implied correlations which are obtained from outside brokers and/or pricing services when available. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs include market prices for reference securities, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Equity total return swap transactions are valued at fair value, based on the price of the underlying security. Interest rate swap contracts are valued at estimated fair value as determined by the Fund based on various valuation models which consider the terms of underlying contracts and market data inputs received from third parties.

Credit default swaps are carried at their estimated fair value, as determined in good faith by pricing services approved by the Board of Trustees. In addition to credit quality, the Funds monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of their ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a credit default swap increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. The change in value is recorded within unrealized appreciation/(depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain/(loss) is recorded. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of these less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also include other unobservable inputs which are considered significant to the fair value determination. At each measurement date, the Funds update the Level 1 and Level 2 inputs to reflect observable inputs, though the resulting gains and losses are reflected within Level 3 due to the significance of the unobservable inputs.

Transfers

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The following summarizes inputs used as of September 30, 2011 in valuing the Funds’ assets carried at fair value:

AQR GLOBAL EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks †	$186,393,023	$142,083,406	$—	$328,476,429
Preferred Stocks †	—	866,732	—	866,732
Rights	—	3,414	—	3,414
Money Market Funds	—	31,225,166	—	31,225,166
Futures Contracts *	1,438,572	—	—	1,438,572

Total Assets	$187,831,595	$174,178,718	$ —	$362,010,313

LIABILITIES
Total Return Swap Contracts *	$ —	$(431,312)	$ —	$(431,312)
Forward Foreign Currency
Exchange Contracts *	—	(1,836,540)	—	(1,836,540)

Total Liabilities	$—	$(2,267,852)	$—	$(2,267,852)

AQR Funds

Notes to Schedule of Investments

September 30, 2011 (Unaudited)

*	Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are valued at the net unrealized appreciation (depreciation) on the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by country.

There were no material transfers between Levels 1 and 2 during the period. All securities listed in the Schedule of Investments with a market value of zero are classified as Level 3.

AQR INTERNATIONAL EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks †	$—	$366,980,642	$—	$366,980,642
Preferred Stocks †	—	2,511,901	—	2,511,901
Rights	—	1,819	—	1,819
Money Market Funds	—	50,170,285	—	50,170,285
Futures Contracts *	2,758,954	—	—	2,758,954

Total Assets	$2,758,954	$419,664,647	$—	$422,423,601

LIABILITIES
Total Return Swap Contracts *	$—	$(683,912)	$—	$(683,912)
Forward Foreign Currency Exchange Contracts *	—	(4,165,917)	—	(4,165,917)

Total Liabilities	$—	$(4,849,829)	$—	$(4,849,829)

*	Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are valued at the net unrealized appreciation (depreciation) on the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by country.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

COMMON STOCKS
Balance as of December 31, 2010	$8,335
Securities transferred in (out)	—
Securities purchased (sold)	(8,258)
Realized gain (loss)	8,258
Change in unrealized appreciation (depreciation)	(8,335)

Balance as of September 30, 2011	$—

There were no material transfers between Levels 1 and 2 during the period. All securities listed in the Schedule of Investments with a market value of zero are classified as Level 3.

AQR Funds

Notes to Schedule of Investments

September 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks †	$1,100,012,052	$29,792,650	$5,029,064	$1,134,833,766
Convertible Preferred Stocks †	9,539,630	74,933,094	2,067,112	86,539,836
Corporate Bonds †	—	328,296,861	4,561,906	332,858,767
Convertible Bonds †	—	626,036,064	4,325,334	630,361,398
Closed End Funds †	37,283,400	—	—	37,283,400
Exchange Traded Funds	4,264,601	—	—	4,264,601
Warrants †	15,761,614	40,755	4,417,310	20,219,679
Money Market Funds	—	77,265,060	—	77,265,060
Forward Foreign Currency Exchange Contracts *	—	845,682	—	845,682
Futures Contracts *	2,666,278	—	—	2,666,278
Credit Default Swap Contracts *		20,650,463	—	20,650,463

Total Assets	$1,169,527,575	$1,157,860,629	$20,400,726	$2,347,788,930

LIABILITIES
Common Stocks (Sold Short) †	$(752,324,646)	$(14,377,942)	$(64,415)	$(766,767,003)
Convertible Bonds (Sold Short) †	—	(1,085,063)	—	(1,085,063)
Exchange Traded Funds (Sold Short) †	(40,513,982)	—	—	(40,513,982)
Written Option Contracts *	(15,150)	—	—	(15,150)

Total Liabilities	$(792,853,778)	$(15,463,005)	$(64,415)	$(808,381,198)

*	Derivative instruments, including futures and, forward foreign currency exchange contracts, are valued at the net unrealized appreciation (depreciation) on the instrument. Written options and credit default swap contracts are reported at market value.
†	Please refer to the Schedule of Investments to view securities segregated by industry type.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	COMMON STOCKS	CONVERTIBLE PREFERRED STOCKS	CORPORATE BONDS
Balance as of December 31, 2010	$3,002,126	$902,553	$3,240,078
Transfers in (out)	—	—	—
Purchases (sales)	2,776,835	—	2,484,158
Accrued discounts (premiums)	—	—	(85,456)
Change in unrealized appreciation (depreciation)	(1,409,458)	1,164,559	(1,076,874)
Realized gain (loss)	659,561	—	—

Balance as of September 30, 2011	$5,029,064	$2,067,112	$4,561,906

	CONVERTIBLE BONDS	WARRANTS	SHORT COMMON STOCK
Balance as of December 31, 2010	$1,864,435	$3,543,581	$—
Transfers in (out)	7,000	14	(64,415)
Purchases (sales)	4,450,000	(789,857)	—
Accrued discounts (premiums)	—	—	—
Change in unrealized appreciation (depreciation)	(1,996,101)	1,662,992	—
Realized gain (loss)	—	580

Balance as of September 30, 2011	$4,325,334	$4,417,310	$(64,415)

AQR Funds

Notes to Schedule of Investments

September 30, 2011 (Unaudited)

There were no material transfers between Levels 1 and 2 during the period.

AQR MANAGED FUTURES STRATEGY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Money Market Funds	$—	$1,217,748,677	$—	$1,217,748,677
Total Return Swap Contracts *	—	1,727,149	—	1,727,149
Futures Contracts *	12,062,483	—	—	12,062,483

Total Assets	$12,062,483	$1,219,475,826	$—	$1,231,538,309

LIABILITIES
Total Return Swap Contracts	$—	$(1,868,696)	$—	$(1,868,696)
Forward Foreign Currency Exchange Contracts *	—	(11,728,110)	—	(11,728,110)

Total Liabilities	$—	$(13,596,806)	$—	$(13,596,806)

*	Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are valued at the unrealized appreciation (depreciation) on the instrument.

There were no material transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR RISK PARITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Government Related Obligations	$—	$63,324,573	$—	$63,324,573
U.S. Treasury Obligations	—	43,290,926	—	43,290,926
Money Market Funds	—	156,631,666	—	156,631,666
Forward Foreign Currency Exchange Contracts *	—	146,440	—	146,440
Interest Rate Swap Contracts *	—	977,962	—	977,962
Total Return Swap Contracts *	—	638,541	—	638,541

Total Assets	$—	$265,010,108	$—	$265,010,108

LIABILITIES
Credit Default Swap Contracts *	$—	$(7,837,504)	$—	$(7,837,504)
Total Return Swap Contracts *	—	(240,266)	—	(240,266)
Futures Contract *	(4,380,643)	—	—	(4,380,643)

Total Liabilities	$(4,380,643)	$(8,077,770)	$—	$(12,458,413)

*	Derivative instruments, including futures, forward foreign currency exchange, interest rate swap and total return swap contracts, are valued at the unrealized appreciation (depreciation) on the instrument. Credit default swap contracts are reported at market value.

There were no material transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR Funds

Notes to Schedule of Investments

September 30, 2011 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks †	$13,425	$—	$—	$13,425
Corporate Bonds †	—	8,676,757	—	8,676,757
Convertible Bonds †	—	36,759,029	—	36,759,029
Futures Contracts *	823,891	—	—	823,891
Total Return Swap Contracts *	—	56,825	—	56,825

Total Assets	$837,316	$45,492,611	$—	$46,329,927

LIABILITIES
Common Stocks (Sold Short) †	$(20,855,985)	$—	$—	$(20,855,985)
Forward Foreign Currency Exchange Contracts *	—	(1,963,955)	—	(1,963,955)
Credit Default Swap Contracts *	—	(40,366)	—	(40,366)
Total Return Swap Contracts *	—	(141,601)	—	(141,601)
Equity Basket Swap Contracts *	—	(2,176,716)	—	(2,176,716)

Total Liabilities	$(20,855,985)	$(4,322,638)	$—	$(25,178,623)

*	Derivative instruments, including futures, total return swap, equity basket swap and forward foreign currency exchange contracts, are valued at the net unrealized appreciation (depreciation) on the instrument. Credit default swap contracts are reported at market value.
†	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no material transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks †	$239,024,779	$—	$—	$239,024,779
Money Market Funds	—	7,452,787	—	7,452,787

Total Assets	$239,024,779	$7,452,787	$—	$246,477,566

LIABILITIES
Futures Contracts *	$(39,300)	$—	$—	$(39,300)

Total Liabilities	$(39,300)	$—	$ —	$(39,300)

*	Derivative instruments, including futures contracts, are valued at the unrealized appreciation (depreciation) on the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no material transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR Funds

Notes to Schedule of Investments

September 30, 2011 (Unaudited)

AQR SMALL CAP MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks †	$83,319,790	$—	$—	$83,319,790
Warrants †	—	—	—	—
Money Market Funds	—	2,425,844	—	2,425,844

Total Assets	$ 83,319,790	$ 2,425,844	$—	$85,745,634

LIABILITIES
Futures Contracts *	$(15,075)	$—	$—	$(15,075)

Total Liabilities	$(15,075)	$—	$ —	$(15,075)

*	Derivative instruments, including futures contracts, are valued at the unrealized appreciation (depreciation) on the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no material transfers between Levels 1 and 2 during the period. All securities listed in the Schedule of Investments with a market value of zero are classified as Level 3.

QUOTED PRICES	OTHER SIGNIFICANT	SIGNIFICANT
AQR INTERNATIONAL MOMENTUM FUND	IN ACTIVE MARKET (LEVEL 1)	OBSERVABLE INPUTS (LEVEL 2)	UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks †	$12,954,117	$58,764,177	$ —	$71,718,294
Preferred Stocks †	—	84,010	—	84,010
Exchange Traded Funds	824,690	—	—	824,690
Money Market Funds	—	1,066,378	—	1,066,378

Total Assets	$13,778,807	$59,914,565	$—	$73,693,372

LIABILITIES
Forward Foreign Currency Exchange Contracts *	$—	$(3,229)	$—	$(3,229)

Total Liabilities	$—	$(3,229)	$—	$(3,229)

*	Derivative instruments, including forward foreign currency exchange contracts, are valued at the unrealized appreciation (depreciation) on the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by country.

There were no material transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR Funds

Notes to Schedule of Investments

September 30, 2011 (Unaudited)

6. Derivative Instruments and Hedging Activities

Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The effect of such derivative instruments on the Funds’ financial position and financial performance for the period ended September 30, 2011 are as follows:

	ASSETS			LIABILITIES
	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY CONTRACTS
Equity Risk Exposure:
AQR Global Equity Fund	2,584,588	—	—	—	1,146,016	431,312	—
AQR International Equity Fund	4,398,468	—	—	—	1,639,514	683,912	—
AQR Diversified Arbitrage Fund	2,280,896	—	—	15,150	—	—	—
AQR Managed Futures Strategy Fund	2,547,290	—	—	—	5,448,253	691,504	—
AQR Risk Parity Fund	325,798	—	—	—	758,443	189,266	—
AQR Multi-Strategy Alternative Fund	364,978	—	—	—	108,359	2,304,485	—
AQR Momentum Fund	—	—	—	—	39,300	—	—
AQR Small Cap Momentum Fund	—	—	—	—	15,075	—	—

Foreign Exchange Rate Risk Exposure:
AQR Global Equity Fund	—	—	4,773,648	—	—	—	6,610,188
	—
AQR International Equity Fund	—	—	7,294,475	—	—	—	11,460,392
AQR Diversified Arbitrage Fund	—	—	1,158,307	—	—	—	312,625
AQR Managed Futures Strategy Fund	—	—	71,091,971	—	—	—	82,820,081
AQR Risk Parity Fund	—	—	3,124,158	—	—	—	2,977,718
AQR Multi-Strategy Alternative Fund	—	—	3,580,516	—	—	—	5,544,471
AQR International Momentum Fund	—	—	3,592	—	—	—	6,821

Interest Rate Risk Exposure:
AQR Diversified Arbitrage Fund	385,382	—	—	—	—	—
AQR Managed Futures Strategy Fund	6,733,736	—	—	—	3,270,080	1,177,192	—
AQR Risk Parity Fund	—	4,173,352	—	—	9,287	2,556,849	—
AQR Multi-Strategy Alternative Fund	329,547	—	—	—	122,023	13,832	—

Credit Risk Exposure:
AQR Diversified Arbitrage Fund	—	20,650,463	—	—	—	—	—
AQR Risk Parity Fund	—	654,002	—	—	—	8,491,506	—
AQR Multi-Strategy Alternative Fund	—	121,597	—	—	—	161,963	—

Commodity Exposure:
AQR Managed Futures Strategy Fund	66,789,754	1,727,149	—	—	55,289,964	—	—
AQR Risk Parity Fund	3,983,600	—	—	—	7,922,311	51,000	—
AQR Multi-Strategy Alternative Fund	1,633,529	56,825	—	—	1,273,781	—	—

AQR Funds

Notes to Schedule of Investments

September 30, 2011 (Unaudited)

	ASSETS			LIABILITIES
	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY CONTRACTS
Netting
AQR Global Equity Fund	(1,146,016)	—	(4,773,648)	—	(1,146,016)	—	(4,773,648)
AQR International Equity Fund	(1,639,514)	—	(7,294,475)	—	(1,639,514)	—	(7,294,475)
AQR Diversified Arbitrage Fund	—	—	(312,625)	—	—	—	(312,625)
AQR Managed Futures Strategy Fund	(64,008,297)	(1,727,149)	(71,091,971)	—	(64,008,297)	(1,727,149)	(71,091,971)
AQR Risk Parity Fund	(4,309,398)	(4,827,354)	(2,977,718)	—	(4,309,398)	(4,827,354)	(2,977,718)
AQR Multi-Strategy Alternative Fund	(1,504,163)	(178,422)	(3,580,516)	—	(1,504,163)	(178,422)	(3,580,516)
AQR Momentum Fund	—	—	—	—	—	—	—
AQR Small Cap-Momentum Fund	—	—	—	—	—	—	—
AQR International Momentum Fund	—	—	(3,592)	—	—	—	(3,592)

Net Fair Value of Derivative Contracts
AQR Global Equity Fund	1,438,572	—	—	—	—	431,312	1,836,540
AQR International Equity Fund	2,758,954	—	—	—	—	683,912	4,165,917
AQR Diversified Arbitrage Fund	2,666,278	20,650,463	845,682	15,150	—	—	—
AQR Managed Futures Strategy Fund	12,062,483	—	—	—	—	141,547	11,728,110
AQR Risk Parity Fund	—	—	146,440	—	4,380,643	6,461,267	—
AQR Multi-Strategy Alternative Fund	823,891	—	—	—	—	2,301,858	1,963,955
AQR Momentum Fund	—	—	—	—	39,300	—	—
AQR Small Cap Momentum Fund	—	—	—	—	15,075	—	—
AQR International Momentum Fund	—	—	—	—	—	—	3,229
For swaps, futures and forward foreign currency contracts, the Funds may be required to post collateral if a Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate the position if a Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

As of September 30, 2011, the following Funds had net liability positions:

FUND	DERIVATIVES IN NET LIABILITY POSITION	COLLATERAL POSTED
AQR Global Equity Fund	$(829,280)	$10,201,149
AQR International Equity Fund	(2,090,875)	18,155,699
AQR Risk Parity Fund	(10,695,470)	28,868,771
AQR Multi-Strategy Alternative Fund	(3,441,922)	30,271,393
AQR Momentum Fund	(39,300)	77,290
AQR Small Cap Momentum Fund	(15,075)	59,283
AQR International Momentum Fund	(3,229)	976

7. Risks and Concentrations

By using derivative instruments, the Funds are exposed to the counterparty’s credit risk, the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral

AQR Funds

Notes to Schedule of Investments

September 30, 2011 (Unaudited)

received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are presented in the Schedules of Investments. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable US companies.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements, interest rate risk related to bond swap agreements and commodity risk related to synthetic swap agreements utilizing futures) and exposure to loss in excess of the amount reflected on the Schedules of Investments. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedules of Investments, reflect the current investment exposure each Fund has under the swap agreement which may exceed the net asset value of the Fund.

As of September 30, 2011, a substantial portion of the AQR Global Equity, AQR International Equity and AQR International Momentum Funds’ net assets consisted of issuers that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities.

As of September 30, 2011, the AQR Diversified Arbitrage Fund pledged a substantial portion of its assets for securities sold short to JP Morgan Chase Bank N.A.

8. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that would require disclosure.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ Marco Hanig
Marco Hanig,
Principal Executive Officer
November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Marco Hanig
Marco Hanig, Principal Executive Officer
Date: November 28, 2011

By: /s/ Nir Messafi
Nir Messafi, Principal Financial Officer
Date: November 28, 2011